UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2016
Date of reporting period:	March 31, 2016

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Balanced Account
March 31, 2016 (unaudited)

COMMON STOCKS - 59.90%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.14%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	820	$19	Charles River Laboratories International Inc	578	$44
WPP PLC ADR	360	42	(a)
		$61	CSL Ltd ADR	1,520	59
			Epizyme Inc (a)	310	4
Aerospace & Defense - 0.75%			Exact Sciences Corp (a)	565	4
General Dynamics Corp	340	45	Genocea Biosciences Inc (a)	965	7
Northrop Grumman Corp	790	156	Gilead Sciences Inc	4,470	411
Safran SA ADR	708	12	Intercept Pharmaceuticals Inc (a)	30	4
Spirit AeroSystems Holdings Inc (a)	2,490	113	Spark Therapeutics Inc (a)	120	3
		$326	Ultragenyx Pharmaceutical Inc (a)	120	8
			Versartis Inc (a)	560	4
Agriculture - 0.84%
Altria Group Inc	4,100	257			$1,116
British American Tobacco PLC ADR	498	58	Building Materials - 0.57%
Japan Tobacco Inc	1,265	53	Masco Corp	3,550	112
		$368	Owens Corning	1,230	58
Airlines - 0.74%			Universal Forest Products Inc	450	39
			US Concrete Inc (a)	640	38
Delta Air Lines Inc	5,050	246
Ryanair Holdings PLC ADR	389	33			$247
Southwest Airlines Co	390	17	Chemicals - 1.62%
Virgin America Inc (a)	720	28	Cabot Corp	720	35
		$324	Dow Chemical Co/The	5,630	286
			Lonza Group AG ADR(a)	1,829	31
Apparel - 0.07%
Skechers U.S.A. Inc (a)	980	30	LyondellBasell Industries NV	4,154	355
					$707

Automobile Manufacturers - 0.82%			Commercial Services - 1.43%
Ford Motor Co	14,270	193	ABM Industries Inc	1,190	38
Fuji Heavy Industries Ltd ADR	172	12	Equifax Inc	3,690	422
General Motors Co	2,930	92	Korn/Ferry International	1,140	32
Toyota Motor Corp ADR	598	63	Navigant Consulting Inc (a)	1,080	17
		$360	Ritchie Bros Auctioneers Inc	477	13
			Sabre Corp	980	28
Automobile Parts & Equipment - 1.19%			ServiceMaster Global Holdings Inc (a)	740	28
Bridgestone Corp ADR	1,687	31	TAL Education Group ADR(a)	593	30
Cooper Tire & Rubber Co	1,322	49	Team Health Holdings Inc (a)	360	15
Goodyear Tire & Rubber Co/The	7,360	243			$623
Lear Corp	1,548	172
Visteon Corp	310	25	Computers - 4.39%
		$520	Accenture PLC - Class A	4,363	503
			Amdocs Ltd	1,553	94
Banks - 3.29%			Apple Inc	9,078	989
Bank of Ireland ADR(a)	1,025	12	CACI International Inc (a)	440	47
Bank of Montreal	671	41	Manhattan Associates Inc (a)	700	40
Central Pacific Financial Corp	1,520	33	Sykes Enterprises Inc (a)	830	25
Chemical Financial Corp	900	32	Synopsys Inc (a)	4,496	218
Citigroup Inc	1,060	44			$1,916
FCB Financial Holdings Inc (a)	620	21
Hanmi Financial Corp	623	14	Cosmetics & Personal Care - 0.27%
HDFC Bank Ltd ADR	436	27	Procter & Gamble Co/The	580	48
IBERIABANK Corp	1,000	51	Svenska Cellulosa AB SCA ADR	902	28
JPMorgan Chase & Co	10,200	604	Unilever NV - NY shares	933	42
Mitsubishi UFJ Financial Group Inc ADR	4,051	19			$118
Mizuho Financial Group Inc ADR	8,933	26	Diversified Financial Services - 1.18%
Nordea Bank AB ADR	2,124	20	CBOE Holdings Inc	380	25
PacWest Bancorp	350	13	CoreLogic Inc/United States (a)	2,820	98
SunTrust Banks Inc	6,160	222	Macquarie Group Ltd ADR	499	25
Svenska Handelsbanken AB ADR	2,739	17	Moelis & Co	690	19
Toronto-Dominion Bank/The	896	39	ORIX Corp ADR	400	29
Union Bankshares Corp	470	12	Synchrony Financial (a)	11,090	318
Wells Fargo & Co	3,650	176			$514
Wilshire Bancorp Inc	1,540	16
		$1,439	Electric - 1.77%
			Avista Corp	1,541	63
Beverages - 0.81%			Enel SpA ADR	8,394	37
Ambev SA ADR	6,369	33	Exelon Corp	5,600	201
Dr Pepper Snapple Group Inc	2,140	191	FirstEnergy Corp	7,670	276
PepsiCo Inc	1,250	128	Iberdrola SA ADR	1,108	29
		$352	Korea Electric Power Corp ADR	1,313	34
Biotechnology - 2.55%			Public Service Enterprise Group Inc	2,820	133
AMAG Pharmaceuticals Inc (a)	50	1			$773
Amgen Inc	3,760	564	Electrical Components & Equipment - 0.15%
Bellicum Pharmaceuticals Inc (a)	340	3	Advanced Energy Industries Inc (a)	1,340	47

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electrical Components & Equipment (continued)			Internet (continued)
Insteel Industries Inc	590	$18	Alphabet Inc - A Shares (a)	507	$387
		$65	Alphabet Inc - C Shares (a)	753	561
			Amazon.com Inc (a)	48	28
Electronics - 0.60%			Facebook Inc (a)	2,030	231
Honeywell International Inc	1,360	152	GoDaddy Inc (a)	700	23
Hoya Corp ADR	1,265	48	Tencent Holdings Ltd ADR	1,699	35
II-VI Inc (a)	1,400	31
Murata Manufacturing Co Ltd ADR	1,028	31			$1,291
		$262	Machinery - Construction & Mining - 0.06%
			Mitsubishi Electric Corp ADR	1,342	28
Engineering & Construction - 0.81%
Dycom Industries Inc (a)	230	15
EMCOR Group Inc	1,180	57	Machinery - Diversified - 0.15%
Fluor Corp	3,530	190	BWX Technologies Inc	1,900	64
Vinci SA ADR	4,853	90
		$352	Media - 1.53%
Entertainment - 0.42%			Comcast Corp - Class A	7,330	448
Isle of Capri Casinos Inc (a)	1,284	18	ITV PLC ADR	1,123	39
Marriott Vacations Worldwide Corp	650	44	Scripps Networks Interactive Inc	2,800	183
Vail Resorts Inc	915	122			$670
		$184	Mining - 0.05%
Food - 2.28%			Kinross Gold Corp (a)	6,096	21
Cal-Maine Foods Inc	468	24
Campbell Soup Co	1,890	121	Miscellaneous Manufacturers - 0.42%
Delhaize Group ADR	942	24	FUJIFILM Holdings Corp ADR	1,147	45
Ingredion Inc	1,680	179	General Electric Co	3,360	107
Kroger Co/The	10,220	391	Trinseo SA (a)	820	30
Nestle SA ADR	815	61			$182
SUPERVALU Inc (a)	2,860	17
Tyson Foods Inc	2,654	177	Oil & Gas - 3.07%
		$994	Canadian Natural Resources Ltd	1,022	28
			Carrizo Oil & Gas Inc (a)	380	12
Gas - 0.44%			Chevron Corp	390	37
NiSource Inc	6,920	163	Exxon Mobil Corp	3,440	288
Southwest Gas Corp	470	31	Helmerich & Payne Inc	2,030	119
		$194	Murphy USA Inc (a)	990	61
Healthcare - Products - 0.17%			Newfield Exploration Co (a)	1,610	53
EndoChoice Holdings Inc (a)	610	3	PDC Energy Inc (a)	190	11
ICU Medical Inc (a)	300	31	Suncor Energy Inc	1,009	28
K2M Group Holdings Inc (a)	930	14	Tesoro Corp	3,130	269
Nevro Corp (a)	350	20	Valero Energy Corp	6,780	435
STAAR Surgical Co (a)	830	6			$1,341
		$74	Oil & Gas Services - 0.30%
			Cameron International Corp (a)	1,740	117
Healthcare - Services - 1.96%			Matrix Service Co (a)	490	9
Aetna Inc	220	25	Pioneer Energy Services Corp (a)	1,000	2
Anthem Inc	2,867	398
Centene Corp (a)	1,180	73	Superior Energy Services Inc	410	5
Fresenius SE & Co KGaA ADR	1,588	29			$133
HCA Holdings Inc (a)	2,857	223
			Pharmaceuticals - 4.29%
HealthSouth Corp	1,229	46	AbbVie Inc	3,040	174
ICON PLC (a)	418	31	Anacor Pharmaceuticals Inc (a)	100	5
Natera Inc (a)	320	3	Array BioPharma Inc (a)	950	3
Teladoc Inc (a)	290	3
			Cardinal Health Inc	6,280	515
UnitedHealth Group Inc	190	25	FibroGen Inc (a)	340	7
		$856	Johnson & Johnson	1,510	163
			Mylan NV (a)	1,150	53
Insurance - 2.98%			Nektar Therapeutics (a)	630	9
Aflac Inc	6,300	398	Neurocrine Biosciences Inc (a)	280	11
American Financial Group Inc/OH	740	52
Argo Group International Holdings Ltd	438	25	Novo Nordisk A/S ADR	1,360	74
AXA SA ADR	1,487	35	Pfizer Inc	19,420	576
Berkshire Hathaway Inc - Class B (a)	312	44	PRA Health Sciences Inc (a)	850	36
			Prestige Brands Holdings Inc (a)	1,170	63
Everest Re Group Ltd	1,110	219	Proteon Therapeutics Inc (a)	520	4
Hannover Rueck SE ADR	670	39	Quintiles Transnational Holdings Inc (a)	450	29
Lincoln National Corp	1,310	51	Relypsa Inc (a)	330	5
Prudential Financial Inc	1,200	87	Revance Therapeutics Inc (a)	250	4
SCOR SE ADR	6,473	23
Travelers Cos Inc/The	1,240	145	Roche Holding AG ADR	2,202	67
Unum Group	5,930	183	Shire PLC ADR	263	45
		$1,301	Teva Pharmaceutical Industries Ltd ADR	607	33
					$1,876
Internet - 2.95%
Alibaba Group Holding Ltd ADR(a)	332	26

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Pipelines - 0.07%			Transportation - 0.63%
TransCanada Corp	788	$31	Canadian National Railway Co	887	$55
			Canadian Pacific Railway Ltd	174	23
			East Japan Railway Co ADR	911	13
Real Estate - 0.23%			Matson Inc	890	36
Brookfield Asset Management Inc	2,895	101	Navigator Holdings Ltd (a)	800	13
			United Parcel Service Inc	1,300	137
REITS - 2.79%					$277
CYS Investments Inc	3,130	25	TOTAL COMMON STOCKS		$26,174
Digital Realty Trust Inc	550	49	INVESTMENT COMPANIES - 1.68%	Shares Held	Value(000	's)
Equity Residential	450	34
Extra Space Storage Inc	2,762	258	Publicly Traded Investment Fund - 1.68%
First Industrial Realty Trust Inc	2,830	64	BlackRock Liquidity Funds FedFund Portfolio	732,869	733
Highwoods Properties Inc	1,380	66
Lamar Advertising Co	680	42	TOTAL INVESTMENT COMPANIES		$733
Mid-America Apartment Communities Inc	220	22		Principal
Public Storage	900	248	BONDS- 24.69%	Amount (000's)	Value(000	's)
Regency Centers Corp	1,920	144	Advertising - 0.01%
Simon Property Group Inc	1,289	268	MDC Partners Inc
		$1,220	6.75%, 04/01/2020(b)	$5	$5
Retail - 5.45%
CK Hutchison Holdings Ltd ADR	3,078	40	Aerospace & Defense - 0.21%
CVS Health Corp	2,400	249	Air 2 US
Darden Restaurants Inc	4,520	300	8.03%, 10/01/2020(b),(c)	15	16
Foot Locker Inc	2,920	188	BAE Systems Holdings Inc
Lowe's Cos Inc	3,840	291	2.85%, 12/15/2020(b)	15	15
McDonald's Corp	1,090	137	3.85%, 12/15/2025(b)	10	10
Office Depot Inc (a)	6,581	47
O'Reilly Automotive Inc (a)	310	85	Lockheed Martin Corp
			2.50%, 11/23/2020	5	5
Pandora A/S ADR	1,060	35	3.55%, 01/15/2026	15	16
Panera Bread Co (a)	140	29	4.70%, 05/15/2046	20	22
Red Robin Gourmet Burgers Inc (a)	367	24
Rite Aid Corp (a)	5,200	42	United Technologies Corp
			4.50%, 06/01/2042	5	6
Target Corp	5,634	464			$90
Walgreens Boots Alliance Inc	1,430	120
Wal-Mart Stores Inc	4,460	305	Agriculture - 0.20%
World Fuel Services Corp	500	24	BAT International Finance PLC
		$2,380	2.75%, 06/15/2020(b)	10	10
			Philip Morris International Inc
Savings & Loans - 0.09%			1.88%, 02/25/2021	25	25
Banc of California Inc	1,460	26	4.38%, 11/15/2041	10	11
Oritani Financial Corp	840	14	Pinnacle Operating Corp
		$40	9.00%, 11/15/2020(b)	10	9
Semiconductors - 0.81%			Reynolds American Inc
ARM Holdings PLC ADR	635	28	4.45%, 06/12/2025	15	16
Intel Corp	5,490	178	5.70%, 08/15/2035	15	18
NVIDIA Corp	3,520	125			$89
Taiwan Semiconductor Manufacturing Co Ltd	972	25	Airlines - 0.20%
ADR			Air Canada
		$356	6.75%, 10/01/2019(b)	10	10
Software - 1.98%			American Airlines 2014-1 Class A Pass
Aspen Technology Inc (a)	960	35	Through Trust
Black Knight Financial Services Inc (a)	720	22	3.70%, 04/01/2028	9	9
Fiserv Inc (a)	914	94	American Airlines 2015-1 Class A Pass
Microsoft Corp	11,660	644	Through Trust
Nuance Communications Inc (a)	1,280	24	3.38%, 11/01/2028	20	19
SYNNEX Corp	510	47	United Airlines 2014-1 Class A Pass Through
		$866	Trust
			4.00%, 10/11/2027	15	15
Telecommunications - 2.79%			United Airlines 2014-1 Class B Pass Through
ARRIS International PLC (a)	1,500	34	Trust
AT&T Inc	4,840	190	4.75%, 10/11/2023	10	10
BT Group PLC ADR	906	29	United Airlines 2014-2 Class A Pass Through
China Mobile Ltd ADR	541	30	Trust
Cisco Systems Inc	20,080	572	3.75%, 03/03/2028	15	15
Deutsche Telekom AG ADR	2,039	36	US Airways 2001-1G Pass Through Trust
Juniper Networks Inc	3,690	94	7.08%, 09/20/2022	1	1
KDDI Corp ADR	4,522	60	US Airways 2013-1 Class A Pass Through
Nippon Telegraph & Telephone Corp ADR	2,152	93	Trust
Plantronics Inc	830	33	3.95%, 05/15/2027	9	9
Verizon Communications Inc	926	50			$88
		$1,221

See accompanying notes.

     Schedule of Investments Balanced Account March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Apparel - 0.03%			Banks (continued)
NIKE Inc			Bank of America Corp (continued)
3.88%, 11/01/2045	$10	$11	6.10%, 12/29/2049(d),(e)	$10	$10
			Bank of New York Mellon Corp/The
			2.50%, 04/15/2021	15	15
Automobile Asset Backed Securities - 2.81%			4.95%, 12/29/2049(d),(e)	30	30
AmeriCredit Automobile Receivables 2016-1
1.19%, 06/10/2019(d)	200	200	CIT Group Inc
			3.88%, 02/19/2019	10	10
AmeriCredit Automobile Receivables Trust			Citigroup Inc
2015-3
0.95%, 01/08/2019(d)	94	94	2.70%, 03/30/2021	15	15
Capital Auto Receivables Asset Trust 2014-2			Citizens Financial Group Inc
1.26%, 05/21/2018 (d)	275	275	4.30%, 12/03/2025	10	10
Capital Auto Receivables Asset Trust 2015-2			City National Corp/CA
0.83%, 10/20/2017(d)	150	150	5.25%, 09/15/2020	15	17
Capital Auto Receivables Asset Trust 2016-1			First Horizon National Corp
1.14%, 11/20/2018(d)	20	20	3.50%, 12/15/2020	20	20
			Goldman Sachs Group Inc/The
CarMax Auto Owner Trust 2014-3			2.38%, 01/22/2018	100	101
0.55%, 08/15/2017	4	4
CarMax Auto Owner Trust 2015-2			2.55%, 10/23/2019	20	20
0.72%, 06/15/2018(d)	140	140	2.60%, 04/23/2020	5	5
Chesapeake Funding LLC			3.50%, 01/23/2025	10	10
1.69%, 04/07/2024(b),(d)	27	27	3.75%, 02/25/2026	10	10
Drive Auto Receivables Trust 2015-D			3.85%, 07/08/2024	10	10
1.31%, 06/15/2018 (b),(d)	211	211	4.25%, 10/21/2025	75	76
			5.15%, 05/22/2045	30	31
Honda Auto Receivables 2015-3 Owner			5.38%, 03/15/2020	15	17
Trust			5.38%, 12/29/2049(d),(e)	25	24
0.92%, 11/20/2017	100	100
			6.00%, 06/15/2020	15	17
Santander Drive Auto Receivables Trust 2014- 2			6.75%, 10/01/2037	10	12
0.80%, 04/16/2018(d)	7	7	JPMorgan Chase & Co
			1.63%, 05/15/2018	35	35
		$1,228	4.40%, 07/22/2020	50	55
Automobile Floor Plan Asset Backed Securities - 0.17%			4.50%, 01/24/2022	5	6
GE Dealer Floorplan Master Note Trust			4.95%, 06/01/2045	20	21
0.81%, 07/20/2019(d)	75	75	5.00%, 12/29/2049(d),(e)	20	19
			Morgan Stanley
			2.38%, 07/23/2019	60	61
Automobile Manufacturers - 0.52%			2.65%, 01/27/2020	5	5
American Honda Finance Corp			4.00%, 07/23/2025	20	21
2.45%, 09/24/2020	15	16	4.10%, 05/22/2023	70	72
Ford Motor Co			4.88%, 11/01/2022	15	16
4.75%, 01/15/2043	5	5	5.00%, 11/24/2025	30	33
7.40%, 11/01/2046	15	19	5.55%, 12/29/2049(d),(e)	10	10
General Motors Co			Royal Bank of Scotland Group PLC
3.50%, 10/02/2018	25	26	5.13%, 05/28/2024	5	5
General Motors Financial Co Inc			6.13%, 12/15/2022	5	5
3.25%, 05/15/2018	10	10	Santander UK Group Holdings PLC
Hyundai Capital America			4.75%, 09/15/2025(b)	200	189
2.55%, 02/06/2019(b)	60	60
			US Bancorp
Navistar International Corp			2.35%, 01/29/2021	30	31
8.25%, 11/01/2021	30	22	Wells Fargo & Co
Nissan Motor Acceptance Corp			2.50%, 03/04/2021	25	25
1.18%, 03/03/2017(b),(d)	30	30
			2.60%, 07/22/2020	5	5
Toyota Motor Credit Corp			3.90%, 05/01/2045	10	10
1.01%, 01/17/2019(d)	25	25
			4.90%, 11/17/2045	10	11
2.00%, 10/24/2018	15	15	5.87%, 12/29/2049(d),(e)	5	5
		$228	5.90%, 12/29/2049(d),(e)	20	20
Automobile Parts & Equipment - 0.03%					$1,228
Dana Holding Corp			Beverages - 0.59%
5.50%, 12/15/2024	5	5	Anheuser-Busch Cos LLC
Lear Corp			5.60%, 03/01/2017	25	26
5.25%, 01/15/2025	10	10	Anheuser-Busch InBev Finance Inc
		$15	2.65%, 02/01/2021	40	41
Banks- 2.81%			3.30%, 02/01/2023	10	10
Associated Banc-Corp			3.65%, 02/01/2026	55	58
2.75%, 11/15/2019	10	10	4.70%, 02/01/2036	25	27
4.25%, 01/15/2025	20	20	4.90%, 02/01/2046	35	39
Bank of America Corp			Constellation Brands Inc
3.95%, 04/21/2025	15	15	3.75%, 05/01/2021	15	15
4.10%, 07/24/2023	10	11	Corp Lindley SA
4.20%, 08/26/2024	20	20	6.75%, 11/23/2021(b)	15	17
4.25%, 10/22/2026	31	32	6.75%, 11/23/2021	10	12

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2016 (unaudited)

Principal						Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Beverages (continued)				Commercial Mortgage Backed Securities (continued)
PepsiCo Inc				GE Commercial Mortgage Corp Series 2007-
4.45%, 04/14/2046	$10	$11		C1 Trust
		$256		5.61%, 12/10/2049(d)		$100	$99
				GS Mortgage Securities Trust 2013-GCJ12
Biotechnology - 0.20%				3.78%, 06/10/2046(d)		25	25
Celgene Corp				GS Mortgage Securities Trust 2015-GC34
2.13%, 08/15/2018	25	25		3.51%, 10/10/2048(d)		125	131
2.88%, 08/15/2020	15	16		JP Morgan Chase Commercial Mortgage
4.63%, 05/15/2044	5	5		Securities Trust 2006-CIBC17
5.00%, 08/15/2045	5	5		5.43%, 12/12/2043		20	20
5.25%, 08/15/2043	5	6	LB	-UBS Commercial Mortgage Trust 2007-
Genzyme Corp				C2
5.00%, 06/15/2020	15	17		5.43%, 02/15/2040		8	8
Gilead Sciences Inc				Morgan Stanley Bank of America Merrill
3.05%, 12/01/2016	10	10		Lynch Trust 2013-C9
4.60%, 09/01/2035	5	5		3.46%, 05/15/2046		25	26
		$89		Morgan Stanley Bank of America Merrill
Building Materials - 0.32%				Lynch Trust 2014-C18
Boise Cascade Co				4.44%, 10/15/2047(d)		50	52
6.38%, 11/01/2020	5	5		UBS Commercial Mortgage Trust 2012-C1
CRH America Inc				3.40%, 05/10/2045(d)		55	58
8.13%, 07/15/2018	45	51		UBS-Barclays Commercial Mortgage Trust
Martin Marietta Materials Inc				2013	-C5
1.73%, 06/30/2017(d)	65	64		3.18%, 03/10/2046(d)		15	16
4.25%, 07/02/2024	10	10		Wachovia Bank Commercial Mortgage Trust
Norbord Inc				Series 2007-C34
5.38%, 12/01/2020(b)	5	5		5.68%, 05/15/2046(d)		106	109
Vulcan Materials Co				WFRBS Commercial Mortgage Trust 2013-
4.50%, 04/01/2025	5	5		C12
		$140		1.41%, 03/15/2048(b),(d)		566	36
							$922
Chemicals - 0.19%
A Schulman Inc				Commercial Services - 0.02%
6.88%, 06/01/2023(b)	15	15		Ahern Rentals Inc
Agrium Inc				7.38%, 05/15/2023(b)		5	4
3.38%, 03/15/2025	20	19		Jurassic Holdings III Inc
Aruba Investments Inc				6.88%, 02/15/2021(b)		5	3
8.75%, 02/15/2023(b)	5	5		TMS International Corp
CF Industries Inc				7.63%, 10/15/2021(b)		5	3
4.95%, 06/01/2043	5	4					$10
5.15%, 03/15/2034	10	9		Computers - 0.38%
Dow Chemical Co/The				Apple Inc
4.38%, 11/15/2042	5	5		0.87%, 05/03/2018(d)		50	50
Eagle Spinco Inc				0.92%, 05/06/2019(d)		10	10
4.63%, 02/15/2021	5	5		2.85%, 05/06/2021		5	5
LYB International Finance BV				2.85%, 02/23/2023		5	5
4.88%, 03/15/2044	10	10		3.25%, 02/23/2026		20	21
Monsanto Co				3.45%, 02/09/2045		20	18
3.95%, 04/15/2045	5	4		4.65%, 02/23/2046		25	28
NOVA Chemicals Corp
5.00%, 05/01/2025(b)	5	5		Denali International LLC / Denali Finance
				Corp
		$81		5.63%, 10/15/2020(b)		5	5
Commercial Mortgage Backed Securities - 2.11%				Hewlett Packard Enterprise Co
BCRR Trust 2009-1				6.20%, 10/15/2035(b)		10	10
5.86%, 07/17/2040(b)	25	26		Seagate HDD Cayman
CD 2006-CD3 Mortgage Trust				5.75%, 12/01/2034		20	14
5.62%, 10/15/2048	22	22					$166
Citigroup Commercial Mortgage Trust 2015-				Consumer Products - 0.01%
GC27				Spectrum Brands Inc
3.14%, 02/10/2048(d)	75	76
				5.75%, 07/15/2025		5	5
Citigroup Commercial Mortgage Trust 2015-
GC29
3.19%, 04/10/2048(d)	50	51		Credit Card Asset Backed Securities - 0.80%
4.16%, 04/10/2048(d)	100	90		BA Credit Card Trust
COMM 2014-CCRE17 Mortgage Trust				0.71%, 09/16/2019(d)		75	75
4.74%, 05/10/2047(d)	50	51		0.73%, 01/15/2020(d)		75	75
Credit Suisse First Boston Mortgage Securities				Barclays Dryrock Issuance Trust
Corp				0.78%, 03/16/2020(d)		100	100
0.40%, 11/15/2037(b),(d)	40	—		Citibank Credit Card Issuance Trust
CSMC Series 2009-RR3				0.63%, 08/24/2018(d)		100	100
5.34%, 12/15/2043(b),(d)	25	26					$350

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Distribution & Wholesale - 0.05%			Electric (continued)
Global Partners LP / GLP Finance Corp			Florida Power & Light Co
7.00%, 06/15/2023	$5	$4	4.05%, 06/01/2042	$10	$11
WW Grainger Inc			4.13%, 02/01/2042	5	5
4.60%, 06/15/2045	15	17	Kentucky Utilities Co
		$21	3.30%, 10/01/2025	15	16
			Louisville Gas & Electric Co
Diversified Financial Services - 0.51%			3.30%, 10/01/2025	20	21
Aircastle Ltd			MidAmerican Energy Co
4.63%, 12/15/2018	5	5	4.25%, 05/01/2046	10	11
5.13%, 03/15/2021	10	10	Northern States Power Co/MN
7.63%, 04/15/2020	5	6	3.40%, 08/15/2042	5	5
Ally Financial Inc			NRG Energy Inc
3.25%, 11/05/2018	5	5	6.25%, 05/01/2024	5	5
3.60%, 05/21/2018	15	15	8.25%, 09/01/2020	10	10
Credit Acceptance Corp			Oncor Electric Delivery Co LLC
6.13%, 02/15/2021	20	19	5.25%, 09/30/2040	5	6
7.38%, 03/15/2023(b)	5	5
			Pacific Gas & Electric Co
Intercontinental Exchange Inc			3.50%, 06/15/2025	10	11
2.75%, 12/01/2020	15	15	4.45%, 04/15/2042	5	5
International Lease Finance Corp			PacifiCorp
5.75%, 05/15/2016	5	5	3.85%, 06/15/2021	10	11
6.25%, 05/15/2019	5	5	PPL Electric Utilities Corp
National Rural Utilities Cooperative Finance			3.00%, 09/15/2021	5	5
Corp			4.75%, 07/15/2043	5	6
4.75%, 04/30/2043(d)	10	10
			PPL WEM Ltd / Western Power Distribution
Navient Corp			Ltd
6.13%, 03/25/2024	10	9	3.90%, 05/01/2016(b)	15	15
OneMain Financial Holdings LLC			5.38%, 05/01/2021(b)	25	28
7.25%, 12/15/2021(b)	10	10
			Public Service Electric & Gas Co
Springleaf Finance Corp			4.15%, 11/01/2045	5	5
5.25%, 12/15/2019	10	9	Puget Energy Inc
Synchrony Financial			6.00%, 09/01/2021	15	17
2.70%, 02/03/2020	15	15	Southern California Edison Co
Visa Inc			3.60%, 02/01/2045	15	14
2.20%, 12/14/2020	30	31	4.05%, 03/15/2042	15	16
3.15%, 12/14/2025	40	42	Virginia Electric & Power Co
4.30%, 12/14/2045	5	5	4.00%, 01/15/2043	5	5
		$221	4.65%, 08/15/2043	5	6
Electric - 1.19%			Wisconsin Electric Power Co
Alabama Power Co			4.30%, 12/15/2045	5	6
3.75%, 03/01/2045	10	10	Xcel Energy Inc
3.85%, 12/01/2042	10	10	2.40%, 03/15/2021	35	35
4.15%, 08/15/2044	10	10	3.30%, 06/01/2025	10	10
CMS Energy Corp					$518
4.70%, 03/31/2043	5	5	Electronics - 0.11%
4.88%, 03/01/2044	5	5	Sanmina Corp
Commonwealth Edison Co			4.38%, 06/01/2019(b)	20	21
3.70%, 03/01/2045	10	10	Tyco Electronics Group SA
3.80%, 10/01/2042	5	5	3.50%, 02/03/2022	25	26
4.35%, 11/15/2045	5	6			$47
4.60%, 08/15/2043	10	11
Consolidated Edison Co of New York Inc			Engineering & Construction - 0.06%
4.50%, 12/01/2045	10	11	SBA Tower Trust
4.63%, 12/01/2054	10	11	2.90%, 10/15/2044(b)	25	25
Dominion Resources Inc/VA
3.90%, 10/01/2025	15	15
DTE Energy Co			Entertainment - 0.33%
			CCM Merger Inc
6.38%, 04/15/2033	15	19	9.13%, 05/01/2019(b)	20	21
Dynegy Inc			Churchill Downs Inc
7.38%, 11/01/2022	10	9	5.38%, 12/15/2021 (b)	35	36
Edison International			Cinemark USA Inc
3.75%, 09/15/2017	10	10	4.88%, 06/01/2023	5	5
Electricite de France SA			4.88%, 06/01/2023 (b)	10	10
2.15%, 01/22/2019(b)	5	5
2.35%, 10/13/2020(b)	35	35	DreamWorks Animation SKG Inc
			6.88%, 08/15/2020(b)	10	10
3.63%, 10/13/2025(b)	10	10
4.95%, 10/13/2045(b)	5	5	Lions Gate Entertainment Corp
Elwood Energy LLC			5.25%, 08/01/2018	20	21
8.16%, 07/05/2026	15	16	Peninsula Gaming LLC / Peninsula Gaming
			Corp
Exelon Corp			8.38%, 02/15/2018(b)	5	5
2.85%, 06/15/2020	15	15	Regal Entertainment Group
			5.75%, 03/15/2022	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Entertainment (continued)			Healthcare - Services (continued)
WMG Acquisition Corp			Centene Corp
6.00%, 01/15/2021(b)	$13	$13	4.75%, 05/15/2022	$10	$10
WMG Holdings Corp			5.75%, 06/01/2017	14	15
13.75%, 10/01/2019	19	20	Centene Escrow Corp
		$146	6.13%, 02/15/2024(b)	5	5
			Cigna Corp
Environmental Control - 0.06%			4.00%, 02/15/2022	5	5
Republic Services Inc			4.38%, 12/15/2020	50	54
3.80%, 05/15/2018	25	26	Fresenius Medical Care US Finance II Inc
			5.88%, 01/31/2022(b)	5	6
Food- 0.24%			HCA Inc
BI-LO LLC / BI-LO Finance Corp			4.75%, 05/01/2023	10	10
9.25%, 02/15/2019(b)	5	5	5.25%, 04/15/2025	20	21
Ingles Markets Inc			5.88%, 03/15/2022	5	6
5.75%, 06/15/2023	5	5	Molina Healthcare Inc
JBS USA LLC / JBS USA Finance Inc			5.38%, 11/15/2022(b)	5	5
5.75%, 06/15/2025(b)	5	4	MPH Acquisition Holdings LLC
JM Smucker Co/The			6.63%, 04/01/2022(b)	5	5
4.38%, 03/15/2045	10	10	UnitedHealth Group Inc
Kraft Heinz Foods Co			1.90%, 07/16/2018	10	10
2.80%, 07/02/2020(b)	15	15	4.63%, 07/15/2035	25	28
5.00%, 07/15/2035(b)	5	6	4.75%, 07/15/2045	15	17
5.20%, 07/15/2045(b)	5	6	WellCare Health Plans Inc
Post Holdings Inc			5.75%, 11/15/2020	5	5
7.75%, 03/15/2024(b)	5	6			$262
Smithfield Foods Inc
5.88%, 08/01/2021(b)	5	5	Holding Companies - Diversified - 0.01%
			Argos Merger Sub Inc
TreeHouse Foods Inc			7.13%, 03/15/2023(b)	5	5
6.00%, 02/15/2024(b)	5	5
Wm Wrigley Jr Co
2.40%, 10/21/2018(b)	10	10	Home Builders - 0.10%
3.38%, 10/21/2020(b)	25	26	Beazer Homes USA Inc
		$103	6.63%, 04/15/2018	15	15
			Lennar Corp
Forest Products & Paper - 0.05%			4.13%, 12/01/2018	5	5
Domtar Corp			4.75%, 11/15/2022(d)	5	5
6.25%, 09/01/2042	20	20	WCI Communities Inc
Tembec Industries Inc			6.88%, 08/15/2021	15	15
9.00%, 12/15/2019(b)	5	3
			Woodside Homes Co LLC / Woodside Homes
		$23	Finance Inc
Gas- 0.03%			6.75%, 12/15/2021(b)	5	5
Dominion Gas Holdings LLC					$45
2.80%, 11/15/2020	15	15	Home Equity Asset Backed Securities - 0.04%
			Specialty Underwriting & Residential Finance
Healthcare - Products - 0.40%			Trust Series 2004-BC1
Hill-Rom Holdings Inc			1.20%, 02/25/2035(d)	21	19
5.75%, 09/01/2023(b),(d)	5	5
Kinetic Concepts Inc / KCI USA Inc			Housewares - 0.04%
10.50%, 11/01/2018	10	10	Newell Rubbermaid Inc
Mallinckrodt International Finance SA /			3.15%, 04/01/2021	5	5
Mallinckrodt CB LLC			3.85%, 04/01/2023	5	5
5.63%, 10/15/2023(b)	5	5
			4.20%, 04/01/2026	5	6
Medtronic Inc					$16
2.50%, 03/15/2020	20	21
4.38%, 03/15/2035	20	22	Insurance - 1.20%
4.63%, 03/15/2045	35	39	American International Group Inc
Universal Hospital Services Inc			3.30%, 03/01/2021	20	20
7.63%, 08/15/2020	10	9	3.75%, 07/10/2025	20	20
Zimmer Biomet Holdings Inc			4.50%, 07/16/2044	15	14
2.70%, 04/01/2020	35	35	Chubb INA Holdings Inc
3.15%, 04/01/2022	20	20	2.30%, 11/03/2020	45	46
3.55%, 04/01/2025	10	10	3.35%, 05/03/2026	25	26
		$176	CNO Financial Group Inc
			4.50%, 05/30/2020	10	10
Healthcare - Services - 0.60%			Liberty Mutual Group Inc
Aetna Inc			7.00%, 03/07/2067(b),(d)	15	13
2.75%, 11/15/2022	30	30	Markel Corp
Anthem Inc			5.00%, 04/05/2046(f)	10	10
3.50%, 08/15/2024	10	10	Metropolitan Life Global Funding I
4.35%, 08/15/2020	5	5	2.30%, 04/10/2019(b)	150	153
4.63%, 05/15/2042	10	10
4.65%, 01/15/2043	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)			Media (continued)
Prudential Financial Inc			DISH DBS Corp (continued)
5.38%, 05/15/2045(d)	$25	$25	5.88%, 07/15/2022	$15	$14
Teachers Insurance & Annuity Association of			5.88%, 11/15/2024	5	5
America			6.75%, 06/01/2021	5	5
4.90%, 09/15/2044(b)	15	16	7.88%, 09/01/2019	10	11
TIAA Asset Management Finance Co LLC			Grupo Televisa SAB
2.95%, 11/01/2019(b)	40	41	6.63%, 01/15/2040	35	39
Voya Financial Inc			NBCUniversal Media LLC
5.50%, 07/15/2022	15	17	2.88%, 01/15/2023	35	36
5.65%, 05/15/2053(d)	30	28	RCN Telecom Services LLC / RCN Capital
XLIT Ltd			Corp
4.45%, 03/31/2025	60	59	8.50%, 08/15/2020(b)	10	10
5.50%, 03/31/2045	25	24	Time Warner Cable Inc
		$522	6.75%, 07/01/2018	5	6
			Time Warner Inc
Internet - 0.02%			2.10%, 06/01/2019	10	10
Zayo Group LLC / Zayo Capital Inc			3.60%, 07/15/2025	10	10
6.00%, 04/01/2023	5	5	3.88%, 01/15/2026	5	5
10.13%, 07/01/2020	3	3	4.05%, 12/15/2023	5	6
		$8	4.65%, 06/01/2044	10	10
Iron & Steel - 0.13%			4.85%, 07/15/2045	10	10
AK Steel Corp			6.25%, 03/29/2041	5	6
7.63%, 05/15/2020	5	3	Univision Communications Inc
ArcelorMittal			8.50%, 05/15/2021(b)	10	10
8.00%, 10/15/2039(d)	20	17	Viacom Inc
Commercial Metals Co			4.85%, 12/15/2034	15	13
7.35%, 08/15/2018	25	27	Walt Disney Co/The
Signode Industrial Group Lux SA/Signode			2.30%, 02/12/2021	10	10
Industrial Group US Inc			WideOpenWest Finance LLC /
6.38%, 05/01/2022(b)	10	9	WideOpenWest Capital Corp
		$56	13.38%, 10/15/2019	20	20
					$370
Leisure Products & Services - 0.02%
NCL Corp Ltd			Metal Fabrication & Hardware - 0.01%
4.63%, 11/15/2020(b)	5	5	Wise Metals Intermediate Holdings LLC/Wise
5.25%, 11/15/2019(b)	5	5	Holdings Finance Corp
			9.75%, PIK 10.50%, 06/15/2019(b),(g)	10	5
		$10

Lodging - 0.08%
Boyd Gaming Corp			Mining - 0.11%
6.88%, 05/15/2023	5	5	Barrick North America Finance LLC
MGM Resorts International			4.40%, 05/30/2021	10	10
6.00%, 03/15/2023	5	5	BHP Billiton Finance USA Ltd
6.63%, 12/15/2021	5	6	2.05%, 09/30/2018	10	10
10.00%, 11/01/2016	5	5	FMG Resources August 2006 Pty Ltd
			8.25%, 11/01/2019(b)	15	14
Wyndham Worldwide Corp
2.50%, 03/01/2018	15	15	Taseko Mines Ltd
		$36	7.75%, 04/15/2019	5	3
			Teck Resources Ltd
Machinery - Construction & Mining - 0.01%			2.50%, 02/01/2018	10	9
Vander Intermediate Holding II Corp					$46
9.75%, PIK 10.50%, 02/01/2019(b),(g)	5	4
			Miscellaneous Manufacturers - 0.38%
			Bombardier Inc
Media- 0.85%			7.50%, 03/15/2025(b)	5	4
21st Century Fox America Inc			General Electric Co
4.75%, 09/15/2044	10	10	5.30%, 02/11/2021	70	81
5.40%, 10/01/2043	10	11	5.88%, 01/14/2038	10	13
6.15%, 02/15/2041	5	6	Ingersoll-Rand Global Holding Co Ltd
CCO Holdings LLC / CCO Holdings Capital			2.88%, 01/15/2019	10	10
Corp			5.75%, 06/15/2043	5	6
5.13%, 05/01/2023(b)	15	15	Ingersoll-Rand Luxembourg Finance SA
CCO Safari II LLC			2.63%, 05/01/2020	15	15
4.46%, 07/23/2022(b)	25	26	3.55%, 11/01/2024	25	26
6.83%, 10/23/2055(b)	10	11	Tyco International Finance SA
CCOH Safari LLC			5.13%, 09/14/2045	10	11
5.75%, 02/15/2026(b)	5	5			$166
Comcast Corp
3.38%, 02/15/2025	5	5	Mortgage Backed Securities - 0.05%
4.60%, 08/15/2045	5	6	Fannie Mae Interest Strip
6.40%, 03/01/2040	20	27	4.50%, 10/25/2035(d)	209	10
6.50%, 11/15/2035	5	7	Freddie Mac REMICS
DISH DBS Corp			3.50%, 02/15/2025(d)	242	13
4.25%, 04/01/2018	5	5			$23

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Office & Business Equipment - 0.06%			Oil & Gas (continued)
Xerox Corp			Ultra Petroleum Corp
2.95%, 03/15/2017	$5	$5	6.13%, 10/01/2024(b)	$5	$—
3.50%, 08/20/2020	10	10	Whiting Petroleum Corp
6.75%, 02/01/2017	5	5	5.75%, 03/15/2021	5	3
6.75%, 12/15/2039	5	4	Woodside Finance Ltd
		$24	3.65%, 03/05/2025(b)	5	5
			WPX Energy Inc
Oil & Gas - 1.09%			7.50%, 08/01/2020	5	4
Anadarko Petroleum Corp					$477
3.45%, 07/15/2024	10	9
4.85%, 03/15/2021	55	56	Oil & Gas Services - 0.04%
5.55%, 03/15/2026	10	10	Halliburton Co
Apache Corp			2.70%, 11/15/2020	10	10
4.75%, 04/15/2043	5	4	Schlumberger Investment SA
Baytex Energy Corp			3.30%, 09/14/2021(b)	5	5
5.13%, 06/01/2021(b)	5	4	Seventy Seven Operating LLC
BP Capital Markets PLC			6.63%, 11/15/2019	5	2
1.16%, 05/10/2019(d)	50	48			$17
Chaparral Energy Inc
7.63%, 11/15/2022	10	2	Other Asset Backed Securities - 0.14%
Chesapeake Energy Corp			Countrywide Asset-Backed Certificates
			2.04%, 01/25/2034(d)	42	39
8.00%, 12/15/2022(b)	7	3
ConocoPhillips Co			JP Morgan Mortgage Acquisition Trust 2007-
1.52%, 05/15/2022(d)	20	18	CH3
			0.58%, 03/25/2037(d)	23	23
Continental Resources Inc/OK
3.80%, 06/01/2024	5	4			$62
5.00%, 09/15/2022	5	4	Packaging & Containers - 0.25%
Denbury Resources Inc			Beverage Packaging Holdings Luxembourg II
5.50%, 05/01/2022	10	5	SA / Beverage Packaging Holdings II
Devon Energy Corp			5.63%, 12/15/2016(b)	5	5
2.25%, 12/15/2018	30	28	Coveris Holding Corp
Ecopetrol SA			10.00%, 06/01/2018(b)	15	14
5.38%, 06/26/2026	5	5	Crown Cork & Seal Co Inc
Encana Corp			7.38%, 12/15/2026	8	9
5.15%, 11/15/2041	10	8	Packaging Corp of America
EP Energy LLC / Everest Acquisition Finance			4.50%, 11/01/2023	20	21
Inc			Reynolds Group Issuer Inc / Reynolds Group
9.38%, 05/01/2020	30	15	Issuer LLC / Reynolds Group Issuer
Exxon Mobil Corp			(Luxembourg) S.A.
1.71%, 03/01/2019	55	56	5.75%, 10/15/2020	30	31
2.22%, 03/01/2021	20	20	WestRock RKT Co
3.04%, 03/01/2026	15	15	3.50%, 03/01/2020	30	30
4.11%, 03/01/2046	5	5			$110
Halcon Resources Corp
8.63%, 02/01/2020(b)	5	4	Pharmaceuticals - 0.58%
Kerr-McGee Corp			AbbVie Inc
7.88%, 09/15/2031	5	5	1.80%, 05/14/2018	50	50
Nabors Industries Inc			2.50%, 05/14/2020	25	25
2.35%, 09/15/2016	10	10	4.70%, 05/14/2045	15	16
Northern Blizzard Resources Inc			Actavis Funding SCS
7.25%, 02/01/2022(b)	6	5	3.00%, 03/12/2020	15	15
Oasis Petroleum Inc			3.45%, 03/15/2022	25	26
6.50%, 11/01/2021	10	7	3.80%, 03/15/2025	15	16
PDC Energy Inc			Forest Laboratories LLC
7.75%, 10/15/2022	10	10	5.00%, 12/15/2021(b)	30	34
Petrobras Global Finance BV			Johnson & Johnson
5.38%, 01/27/2021	5	4	3.70%, 03/01/2046	15	16
Petroleos Mexicanos			Merck & Co Inc
5.50%, 02/04/2019(b)	10	10	1.30%, 05/18/2018	20	20
6.88%, 08/04/2026(b)	10	11	Novartis Capital Corp
Phillips 66			4.00%, 11/20/2045	10	11
4.65%, 11/15/2034	10	10	Pfizer Inc
Pioneer Natural Resources Co			5.20%, 08/12/2020	10	12
3.45%, 01/15/2021	20	20	Valeant Pharmaceuticals International Inc
4.45%, 01/15/2026	5	5	5.38%, 03/15/2020(b)	5	4
QEP Resources Inc			5.50%, 03/01/2023(b)	5	4
5.25%, 05/01/2023	10	9	Wyeth LLC
Repsol Oil & Gas Canada Inc			6.00%, 02/15/2036	5	6
7.75%, 06/01/2019	25	26			$255
Sunoco LP / Sunoco Finance Corp			Pipelines - 0.48%
5.50%, 08/01/2020(b)	5	5
6.38%, 04/01/2023(b)	5	5	Boardwalk Pipelines LP
			3.38%, 02/01/2023	15	13

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			REITS (continued)
Columbia Pipeline Group Inc			iStar Inc
3.30%, 06/01/2020(b)	$20	$20	4.88%, 07/01/2018	$5	$5
Enbridge Inc			6.50%, 07/01/2021	10	10
1.08%, 06/02/2017(d)	30	29	9.00%, 06/01/2017	5	5
Energy Transfer Equity LP			Kimco Realty Corp
5.88%, 01/15/2024	5	4	3.40%, 11/01/2022	5	5
Energy Transfer Partners LP			Retail Properties of America Inc
4.05%, 03/15/2025	5	4	4.00%, 03/15/2025	15	14
4.90%, 03/15/2035	5	4	Scentre Group Trust 1 / Scentre Group Trust
EnLink Midstream Partners LP			2
4.15%, 06/01/2025	20	15	2.38%, 04/28/2021(b)	25	25
4.40%, 04/01/2024	5	4	Select Income REIT
5.05%, 04/01/2045	10	7	4.15%, 02/01/2022	15	15
Enterprise Products Operating LLC			Simon Property Group LP
3.70%, 02/15/2026	5	5	2.50%, 09/01/2020	15	15
4.90%, 05/15/2046	10	10	2.50%, 07/15/2021	15	16
Kinder Morgan Energy Partners LP			Ventas Realty LP
4.70%, 11/01/2042	15	12	1.55%, 09/26/2016	15	15
5.63%, 09/01/2041	5	4			$195
Kinder Morgan Inc/DE
3.05%, 12/01/2019	5	5	Retail - 0.72%
			BMC Stock Holdings Inc
MPLX LP			9.00%, 09/15/2018(b)	15	16
4.88%, 06/01/2025(b)	2	2
ONEOK Partners LP			CVS Health Corp
4.90%, 03/15/2025	10	9	2.80%, 07/20/2020	15	16
			4.75%, 12/01/2022(b)	25	28
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	20	19	4.88%, 07/20/2035	25	28
			5.00%, 12/01/2024(b)	10	11
Tesoro Logistics LP / Tesoro Logistics
Finance Corp			5.13%, 07/20/2045	10	12
6.13%, 10/15/2021	5	5	CVS Pass-Through Trust
			5.93%, 01/10/2034(b)	9	10
TransCanada PipeLines Ltd			7.51%, 01/10/2032(b)	4	5
4.63%, 03/01/2034	10	10
5.00%, 10/16/2043	5	5	Dollar Tree Inc
			5.75%, 03/01/2023(b)	5	5
7.13%, 01/15/2019	5	5
Western Gas Partners LP			Home Depot Inc/The
5.45%, 04/01/2044	15	12	3.35%, 09/15/2025	20	22
Williams Partners LP			JC Penney Corp Inc
3.60%, 03/15/2022	10	8	5.65%, 06/01/2020	15	14
		$211	L Brands Inc
			6.88%, 11/01/2035	5	5
Private Equity - 0.01%			Landry's Holdings II Inc
Icahn Enterprises LP / Icahn Enterprises			10.25%, 01/01/2018(b)	15	15
Finance Corp			Macy's Retail Holdings Inc
6.00%, 08/01/2020	5	5	5.90%, 12/01/2016	36	37
			McDonald's Corp
			2.10%, 12/07/2018	15	15
Real Estate - 0.09%			2.75%, 12/09/2020	25	26
American Campus Communities Operating			3.70%, 01/30/2026	10	11
Partnership LP			4.88%, 12/09/2045	25	27
3.35%, 10/01/2020	10	10	Michaels Stores Inc
4.13%, 07/01/2024	10	10	5.88%, 12/15/2020 (b)	5	5
Crescent Resources LLC / Crescent Ventures			Tops Holding LLC / Tops Markets II Corp
Inc			8.00%, 06/15/2022(b)	5	5
10.25%, 08/15/2017(b)	10	10
Prologis LP					$313
3.75%, 11/01/2025	10	11	Semiconductors - 0.02%
		$41	Micron Technology Inc
			5.25%, 01/15/2024(b)	5	4
REITS- 0.45%			QUALCOMM Inc
American Tower Corp			4.80%, 05/20/2045	5	5
3.30%, 02/15/2021	10	10
DDR Corp					$9
3.63%, 02/01/2025	10	10	Software - 0.14%
DuPont Fabros Technology LP			Activision Blizzard Inc
5.88%, 09/15/2021	5	5	5.63%, 09/15/2021(b)	20	21
Equinix Inc			Fidelity National Information Services Inc
4.88%, 04/01/2020	5	5	2.85%, 10/15/2018	10	10
5.38%, 01/01/2022	5	5	3.63%, 10/15/2020	5	5
5.38%, 04/01/2023	5	5	First Data Corp
Hospitality Properties Trust			5.00%, 01/15/2024(b)	5	5
4.25%, 02/15/2021	20	20	Microsoft Corp
Host Hotels & Resorts LP			2.00%, 11/03/2020	5	5
4.50%, 02/01/2026	10	10

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Software (continued)			Telecommunications (continued)
MSCI Inc			T-Mobile USA Inc (continued)
5.75%, 08/15/2025(b)	$5	$6	6.63%, 04/28/2021	$5	$5
Oracle Corp			Verizon Communications Inc
4.38%, 05/15/2055	5	5	1.35%, 06/09/2017	25	25
Rackspace Hosting Inc			2.38%, 09/14/2018(d)	50	51
6.50%, 01/15/2024(b)	4	4	4.52%, 09/15/2048	23	23
		$61	5.01%, 08/21/2054	27	27
			5.15%, 09/15/2023	25	29
Sovereign - 0.50%			Vodafone Group PLC
Hungary Government International Bond			2.50%, 09/26/2022	10	10
5.38%, 02/21/2023	10	11			$452
Mexico Government International Bond
3.50%, 01/21/2021	60	62	Transportation - 0.29%
Peruvian Government International Bond			Burlington Northern Santa Fe LLC
5.63%, 11/18/2050	15	17	5.05%, 03/01/2041	15	17
Poland Government International Bond			CSX Corp
3.00%, 03/17/2023	45	45	3.70%, 10/30/2020	15	16
3.25%, 04/06/2026(f)	50	50	3.95%, 05/01/2050	10	9
Romanian Government International Bond			5.50%, 04/15/2041	10	12
4.88%, 01/22/2024(b)	30	33	Eletson Holdings Inc
		$218	9.63%, 01/15/2022(b)	5	4
			FedEx Corp
Student Loan Asset Backed Securities - 0.48%			4.75%, 11/15/2045	25	26
Navient Student Loan Trust 2014-8
0.71%, 08/25/2020(d)	32	32	Hornbeck Offshore Services Inc
			5.00%, 03/01/2021	10	6
Navient Student Loan Trust 2015-1
0.73%, 09/26/2022(d)	97	96	Navios Maritime Acquisition Corp / Navios
			Acquisition Finance US Inc
SLM Private Education Loan Trust 2012-E			8.13%, 11/15/2021(b)	20	13
1.19%, 10/16/2023(b),(d)	26	27

SLM Private Education Loan Trust 2013-A			Navios Maritime Holdings Inc / Navios
1.04%, 08/15/2022(b),(d)	56	56	Maritime Finance II US Inc
			7.38%, 01/15/2022(b)	10	4
		$211	Navios South American Logistics Inc / Navios
Telecommunications - 1.04%			Logistics Finance US Inc
AT&T Inc			7.25%, 05/01/2022(b)	5	3
1.55%, 11/27/2018(d)	10	10	Union Pacific Corp
2.38%, 11/27/2018	5	5	4.38%, 11/15/2065	15	15
2.45%, 06/30/2020	45	46			$125
3.80%, 03/15/2022	10	11	Trucking & Leasing - 0.02%
4.35%, 06/15/2045	5	5	Penske Truck Leasing Co Lp / PTL Finance
4.45%, 05/15/2021	15	16	Corp
4.50%, 05/15/2035	10	10	3.38%, 02/01/2022(b)	10	10
6.00%, 08/15/2040	15	17
6.38%, 03/01/2041	10	12	TOTAL BONDS		$10,786
CC Holdings GS V LLC / Crown Castle GS
III Corp			SENIOR FLOATING RATE INTERESTS - Principal
3.85%, 04/15/2023	30	31	0.08%	Amount (000's) Value (000's)
Cisco Systems Inc			Forest Products & Paper - 0.01%
1.60%, 02/28/2019	5	5	Caraustar Industries Inc, Term Loan B
2.20%, 02/28/2021	20	20	8.00%, 04/26/2019(d)	$5	$4
Frontier Communications Corp
11.00%, 09/15/2025(b)	10	10
10.50%, 09/15/2022(b)	10	10	Oil & Gas - 0.02%
			Seadrill Operating LP, Term Loan B
Goodman Networks Inc			4.00%, 02/12/2021(d)	20	9
12.13%, 07/01/2018	5	2
Intelsat Luxembourg SA
8.13%, 06/01/2023	15	4	Packaging & Containers - 0.01%
Level 3 Communications Inc			SIG Combibloc PurchaseCo Sarl, Term Loan
5.75%, 12/01/2022	5	5	B
Level 3 Financing Inc			4.25%, 03/11/2022(d)	5	5
5.38%, 08/15/2022	5	5
5.38%, 01/15/2024(b)	5	5
6.13%, 01/15/2021	5	5	Retail - 0.02%
			Academy Ltd, Term Loan B
Sprint Capital Corp			5.00%, 06/16/2022(d)	9	9
6.88%, 11/15/2028	10	7
Sprint Communications Inc
7.00%, 08/15/2020	20	16	Semiconductors - 0.02%
9.13%, 03/01/2017	3	3	Avago Technologies Cayman Finance Ltd,
Telefonica Emisiones SAU			Term Loan B1
7.05%, 06/20/2036	5	6	4.25%, 11/11/2022(d)	10	10
T-Mobile USA Inc
6.25%, 04/01/2021	10	11	TOTAL SENIOR FLOATING RATE INTERESTS		$37
6.50%, 01/15/2026	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 16.95%	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -			Government National Mortgage Association (GNMA)
1.60%			(continued)
4.00%, 02/01/2044	$60	$64		7.00%, 05/15/2031	$5	$6
4.00%, 10/01/2044	87	93		7.00%, 02/20/2032	8	10
4.00%, 01/01/2046	100	107				$1,202
4.50%, 04/01/2031	13	14
4.50%, 05/01/2044	75	82	U.S. Treasury - 6.87%
5.00%, 06/01/2031	31	34		0.50%, 11/30/2016	10	10
5.00%, 08/01/2040	99	110		0.63%, 08/15/2016	80	80
5.00%, 06/01/2041	41	46		0.88%, 04/30/2017	145	145
5.50%, 12/01/2022	5	6		0.88%, 07/15/2018	5	5
6.00%, 01/01/2029	5	6		1.38%, 01/31/2020	350	354
6.00%, 10/01/2036(d)	8	9		1.38%, 04/30/2020	40	40
6.00%, 08/01/2037	27	32		1.63%, 12/31/2019	40	41
6.00%, 01/01/2038(d)	5	5		1.75%, 09/30/2019	385	395
6.00%, 07/01/2038	18	21		1.88%, 11/30/2021	300	308
6.50%, 05/01/2031	2	2		2.00%, 05/31/2021	25	26
6.50%, 06/01/2031	6	7		2.13%, 06/30/2022	450	468
6.50%, 11/01/2031	1	1		2.25%, 11/15/2025	175	182
6.50%, 10/01/2035	14	16		2.38%, 12/31/2020	50	53
7.00%, 12/01/2027	7	8		2.38%, 08/15/2024	10	11
7.50%, 08/01/2030	1	1		2.50%, 02/15/2045	15	15
8.00%, 12/01/2030	29	33		2.88%, 08/15/2045	45	47
		$697		3.00%, 11/15/2044	100	108
				3.00%, 05/15/2045	100	108
Federal National Mortgage Association (FNMA) - 5.24%				3.00%, 11/15/2045	200	216
2.50%, 04/01/2028(h)	90	92		3.13%, 11/15/2041	20	22
2.50%, 03/01/2030	90	92		3.13%, 08/15/2044	10	11
3.00%, 06/01/2027	181	191		3.75%, 11/15/2043	100	124
3.00%, 04/01/2031(h)	45	47		4.50%, 02/15/2036	165	226
3.00%, 10/01/2034	43	45		4.75%, 02/15/2037	5	7
3.00%, 04/01/2043(h)	215	221				$3,002
3.50%, 10/01/2033	77	81
3.50%, 05/01/2043	55	58	U.S. Treasury Bill - 0.12%
				0.34%, 05/26/2016(i)	50	50
3.50%, 07/01/2043	208	219
3.50%, 08/01/2043	80	84
3.50%, 09/01/2044	91	95	U.S. Treasury Inflation-Indexed Obligations - 0.37%
3.50%, 11/01/2044	103	109		0.13%, 04/15/2019	10	11
3.50%, 04/01/2046(h)	320	335		0.13%, 01/15/2022	21	21
4.00%, 08/01/2020	4	4		0.25%, 01/15/2025	130	131
4.00%, 02/01/2031	6	7				$163
4.00%, 06/01/2031	16	17	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 03/01/2041	26	28	OBLIGATIONS			$7,405
4.00%, 05/01/2045	205	221	Total Investments			$45,135
4.00%, 04/01/2046(h)	25	27
			Liabilities in Excess of Other Assets, Net - (3.30)%			$(1,441)
4.50%, 05/01/2040	82	91	TOTAL NET ASSETS - 100.00%			$43,694
4.50%, 11/01/2045	44	49
5.50%, 03/01/2034	13	14
5.50%, 04/01/2035	2	3	(a)	Non-Income Producing Security
5.50%, 07/01/2038	60	67	(b)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 02/01/2025	18	21		1933. These securities may be resold in transactions exempt from
6.00%, 11/01/2037	30	34		registration, normally to qualified institutional buyers. At the end of the
6.00%, 03/01/2038	10	12		period, the value of these securities totaled $1,974 or 4.52% of net assets.
6.50%, 02/01/2032	6	6	(c)	Fair value of these investments is determined in good faith by the Manager
6.50%, 07/01/2037	4	4		under procedures established and periodically reviewed by the Board of
6.50%, 07/01/2037	3	4		Directors. At the end of the period, the fair value of these securities totaled
6.50%, 02/01/2038	5	6		$16 or 0.04% of net assets.
6.50%, 09/01/2038	6	7	(d)	Variable Rate. Rate shown is in effect at March 31, 2016.
		$2,291	(e)	Perpetual security. Perpetual securities pay an indefinite stream of
Government National Mortgage Association (GNMA) -				interest, but they may be called by the issuer at an earlier date.
2.75%			(f)	Security purchased on a when-issued basis.
3.00%, 02/15/2043	26	27	(g)	Payment in kind; the issuer has the option of paying additional securities
3.00%, 04/01/2043	125	129		in lieu of cash.
3.00%, 01/20/2046	70	72	(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.50%, 05/15/2042	71	76		Notes to Financial Statements for additional information.
3.50%, 10/15/2042	38	41	(i)	Rate shown is the discount rate of the original purchase.
3.50%, 04/01/2043	450	476
4.00%, 04/01/2046(h)	50	53
4.50%, 11/15/2040	56	61
4.50%, 08/20/2045	51	55
4.50%, 04/01/2046	75	81
5.00%, 02/15/2039	78	88
6.00%, 09/20/2026	11	12
6.00%, 01/15/2029	14	15

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	17.43%
Financial	15.63%
Mortgage Securities	11.75%
Consumer, Cyclical	10.82%
Communications	9.35%
Government	7.86%
Technology	7.81%
Industrial	5.85%
Energy	5.07%
Asset Backed Securities	4.44%
Utilities	3.44%
Basic Materials	2.16%
Exchange Traded Funds	1.68%
Diversified	0.01%
Liabilities in Excess of Other Assets, Net	(3.30)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 1.91%	Shares Held	Value(000	's)	Principal
				BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.91%
BlackRock Liquidity Funds FedFund Portfolio	5,509,783	$5,510		Airlines (continued)
				United Airlines 2014-2 Class A Pass Through
TOTAL INVESTMENT COMPANIES		$5,510		Trust
PREFERRED STOCKS - 0.47%	Shares Held	Value(000	's)	3.75%, 03/03/2028	$291	$291
				US Airways 2001-1G Pass Through Trust
Banks- 0.42%				7.08%, 09/20/2022	29	31
Morgan Stanley (a)	15,000	391		US Airways 2013-1 Class A Pass Through
State Street Corp 5.90%; Series D (a)	30,000	820		Trust
		$1,211		3.95%, 05/15/2027	136	140
Telecommunications - 0.05%						$1,409
Verizon Communications Inc	5,000	135		Apparel - 0.04%
				NIKE Inc
TOTAL PREFERRED STOCKS		$1,346		3.88%, 11/01/2045	100	105
	Principal
BONDS- 67.71%	Amount (000's)	Value(000	's)
				Automobile Asset Backed Securities - 9.27%
Advertising - 0.08%				Ally Auto Receivables Trust 2014-3
MDC Partners Inc				0.81%, 09/15/2017(c)	605	605
6.50%, 05/01/2024(b)	$140	$143		Ally Auto Receivables Trust 2014-SN2
6.75%, 04/01/2020(b)	80	83		1.03%, 09/20/2017(c)	2,380	2,378
		$226		1.21%, 02/20/2019(c)	600	599
				Ally Auto Receivables Trust 2015-2
Aerospace & Defense - 0.49%				0.87%, 03/15/2018(c)	2,700	2,701
Air 2 US
8.63%, 10/01/2020(b)	25	26		Ally Auto Receivables Trust 2016-2
				1.35%, 05/15/2020	775	774
BAE Systems Holdings Inc
2.85%, 12/15/2020 (b)	145	147		AmeriCredit Automobile Receivables 2016-1
				1.19%, 06/10/2019(c)	1,000	1,001
3.85%, 12/15/2025(b)	265	273
				AmeriCredit Automobile Receivables Trust
Lockheed Martin Corp				2015-3
2.50%, 11/23/2020	195	200		0.95%, 01/08/2019(c)	1,318	1,318
3.55%, 01/15/2026	305	323		BMW Vehicle Lease Trust 2015-1
4.70%, 05/15/2046	310	347		1.24%, 12/20/2017	300	300
United Technologies Corp				Capital Auto Receivables Asset Trust 2014-2
4.50%, 06/01/2042	100	108		1.26%, 05/21/2018(c)	3,490	3,488
		$1,424		Capital Auto Receivables Asset Trust 2015-1
Agriculture - 0.63%				1.42%, 06/20/2018	350	351
Altria Group Inc				Capital Auto Receivables Asset Trust 2015-2
4.50%, 05/02/2043	85	91		0.83%, 10/20/2017(c)	700	699
9.95%, 11/10/2038	90	158		Capital Auto Receivables Asset Trust 2016-1
BAT International Finance PLC				1.14%, 11/20/2018(c)	295	295
2.75%, 06/15/2020(b)	35	36		CarMax Auto Owner Trust 2014-3
Imperial Brands Finance PLC				0.55%, 08/15/2017	75	75
3.75%, 07/21/2022(b)	220	230		CarMax Auto Owner Trust 2014-4
Philip Morris International Inc				1.25%, 11/15/2019	1,000	1,000
1.88%, 02/25/2021	365	367		CarMax Auto Owner Trust 2015-2
4.38%, 11/15/2041	140	150		0.72%, 06/15/2018(c)	2,107	2,107
Pinnacle Operating Corp				Chesapeake Funding LLC
9.00%, 11/15/2020(b)	158	136		1.69%, 04/07/2024(b),(c)	204	204
Reynolds American Inc				Drive Auto Receivables Trust 2015-B
3.25%, 06/12/2020	108	113		0.93%, 12/15/2017(b),(c)	98	98
4.45%, 06/12/2025	240	264		Drive Auto Receivables Trust 2015-D
5.70%, 08/15/2035	180	211		1.31%, 06/15/2018(b),(c)	2,347	2,347
5.85%, 08/15/2045	55	67		Enterprise Fleet Financing LLC
		$1,823		1.59%, 02/22/2021(b),(c)	350	349
				Ford Credit Auto Owner Trust 2016-A
Airlines - 0.49%				1.39%, 07/15/2020	450	451
American Airlines 2013-1 Class B Pass				GM Financial Automobile Leasing Trust
Through Trust				2014-1
5.63%, 01/15/2021(b)	171	173		1.76%, 05/21/2018(b)	645	645
American Airlines 2014-1 Class A Pass				Honda Auto Receivables 2015-3 Owner
Through Trust				Trust
3.70%, 04/01/2028	155	152		0.92%, 11/20/2017	900	900
American Airlines 2015-1 Class A Pass				Mercedes Benz Auto Lease Trust 2015-B
Through Trust				0.96%, 01/16/2018(c)	1,000	1,001
3.38%, 11/01/2028	382	373		Nissan Auto Receivables 2013-C Owner
American Airlines 2015-1 Class B Pass				Trust
Through Trust				0.67%, 08/15/2018(c)	959	957
3.70%, 11/01/2024	19	18		Santander Drive Auto Receivables Trust 2014-
United Airlines 2014-1 Class A Pass Through				2
Trust				0.80%, 04/16/2018(c)	132	132
4.00%, 10/11/2027	223	231		Santander Drive Auto Receivables Trust 2014-
				5
				0.84%, 04/16/2018(c)	11	12

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Asset Backed Securities (continued)			Banks (continued)
Santander Drive Auto Receivables Trust 2014-			Bank of America Corp (continued)
5 (continued)			4.25%, 10/22/2026	$276	$280
1.77%, 09/16/2019	$450	$451	6.10%, 12/29/2049(a),(c)	405	399
SunTrust Auto Receivables Trust 2015-1			6.25%, 09/29/2049(a),(c)	305	299
0.99%, 06/15/2018(b),(c)	231	231	Bank of New York Mellon Corp/The
Volkswagen Auto Loan Enhanced Trust 2014-			2.50%, 04/15/2021	230	235
1			4.95%, 12/29/2049(a),(c)	840	839
0.91%, 10/22/2018	537	534	Barclays PLC
World Omni Auto Receivables Trust 2014-B			8.25%, 12/29/2049(a),(c)	440	439
1.14%, 01/15/2020	700	700	BPCE SA
		$26,703	2.65%, 02/03/2021	305	308
			CIT Group Inc
Automobile Floor Plan Asset Backed Securities - 0.62%			3.88%, 02/19/2019	380	379
Ally Master Owner Trust			Citigroup Inc
1.60%, 10/15/2019	300	300	2.70%, 03/30/2021	250	252
GE Dealer Floorplan Master Note Trust
0.81%, 07/20/2019(c)	1,500	1,493	Citizens Financial Group Inc
			4.30%, 12/03/2025	65	67
		$1,793	City National Corp/CA
Automobile Manufacturers - 1.35%			5.25%, 09/15/2020	290	325
American Honda Finance Corp			Compass Bank
2.45%, 09/24/2020	360	371	2.75%, 09/29/2019	270	269
Daimler Finance North America LLC			Cooperatieve Rabobank UA
2.25%, 03/02/2020(b)	210	211	4.38%, 08/04/2025	350	360
2.45%, 05/18/2020(b)	385	389	5.25%, 08/04/2045	640	692
Ford Motor Co			11.00%, 12/29/2049(a),(b),(c)	281	337
7.40%, 11/01/2046	175	224	Danske Bank A/S
Ford Motor Credit Co LLC			2.80%, 03/10/2021(b)	355	360
8.00%, 12/15/2016	185	193	Discover Bank/Greenwood DE
General Motors Co			2.60%, 11/13/2018	500	501
3.50%, 10/02/2018	410	420	Fifth Third Bank/Cincinnati OH
4.88%, 10/02/2023	170	178	2.88%, 10/01/2021	430	438
6.25%, 10/02/2043	35	37	First Horizon National Corp
6.60%, 04/01/2036	75	83	3.50%, 12/15/2020	410	410
General Motors Financial Co Inc			Goldman Sachs Group Inc/The
2.63%, 07/10/2017	355	357	2.55%, 10/23/2019	405	411
3.25%, 05/15/2018	190	193	2.60%, 04/23/2020	170	171
3.45%, 04/10/2022	90	88	3.50%, 01/23/2025	180	182
4.30%, 07/13/2025	5	5	3.75%, 02/25/2026	160	164
Hyundai Capital America			3.85%, 07/08/2024	370	382
2.40%, 10/30/2018(b)	125	126	4.25%, 10/21/2025	400	407
Jaguar Land Rover Automotive PLC			5.15%, 05/22/2045	515	523
4.13%, 12/15/2018(b)	200	205	5.38%, 12/29/2049(a),(c)	845	817
Navistar International Corp			6.00%, 06/15/2020	200	228
8.25%, 11/01/2021	215	157	6.75%, 10/01/2037	280	334
Nissan Motor Acceptance Corp			Huntington National Bank/The
1.18%, 03/03/2017(b),(c)	410	410	1.04%, 04/24/2017(c)	1,500	1,495
Volkswagen International Finance NV			2.88%, 08/20/2020	450	452
1.13%, 11/18/2016(b)	235	234	ING Bank NV
			2.00%, 11/26/2018(b)	270	271
		$3,881	5.80%, 09/25/2023(b)	200	218
Automobile Parts & Equipment - 0.21%			Intesa Sanpaolo SpA
Dana Holding Corp			5.02%, 06/26/2024(b)	545	510
5.50%, 12/15/2024	130	123	5.71%, 01/15/2026(b)	650	631
Lear Corp			7.70%, 12/29/2049(a),(b),(c)	270	248
5.25%, 01/15/2025	135	140	JPMorgan Chase & Co
Nemak SAB de CV			4.50%, 01/24/2022	155	171
5.50%, 02/28/2023(b)	200	206	4.95%, 06/01/2045	420	443
ZF North America Capital Inc			5.00%, 12/29/2049(a),(c)	280	267
4.75%, 04/29/2025(b)	150	149	Morgan Stanley
		$618	2.38%, 07/23/2019	85	86
Banks- 8.67%			2.65%, 01/27/2020	100	101
Associated Banc-Corp			4.00%, 07/23/2025	390	408
2.75%, 11/15/2019	160	160	4.10%, 05/22/2023	655	675
4.25%, 01/15/2025	455	463	4.30%, 01/27/2045	345	347
Banco Bilbao Vizcaya Argentaria SA			4.88%, 11/01/2022	280	303
			5.55%, 12/29/2049(a),(c)	220	217
3.00%, 10/20/2020	270	273
			Nordea Bank AB
Banco Inbursa SA Institucion de Banca			2.50%, 09/17/2020 (b)	285	289
Multiple
4.13%, 06/06/2024(b)	200	198	Popular Inc
Bank of America Corp			7.00%, 07/01/2019	75	73
3.95%, 04/21/2025	310	308	Royal Bank of Scotland Group PLC
4.20%, 08/26/2024	355	362	5.13%, 05/28/2024	50	48

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Banks (continued)			Building Materials (continued)
Skandinaviska Enskilda Banken AB			Norbord Inc
2.45%, 05/27/2020(b)	$355	$358	5.38%, 12/01/2020(b)		$95	$95
2.63%, 11/17/2020(b)	1,080	1,091	Vulcan Materials Co
2.63%, 03/15/2021	365	370	4.50%, 04/01/2025		70	72
5.75%, 11/29/2049(a),(c)	615	596				$2,768
UBS AG/Jersey
7.25%, 02/22/2022(c)	245	252	Chemicals - 0.56%
			A Schulman Inc
UBS AG/Stamford CT			6.88%, 06/01/2023(b)		55	54
2.35%, 03/26/2020	270	273
UBS Group Funding Jersey Ltd			Agrium Inc
2.95%, 09/24/2020(b)	365	366	3.38%, 03/15/2025		350	337
4.13%, 04/15/2026(b),(d)	300	300	Aruba Investments Inc
			8.75%, 02/15/2023(b)		80	76
US Bancorp
2.35%, 01/29/2021	600	609	Axiall Corp
Wells Fargo & Co			4.88%, 05/15/2023		25	24
2.50%, 03/04/2021	440	446	Blue Cube Spinco Inc
			9.75%, 10/15/2023(b)		40	46
2.60%, 07/22/2020	180	184
4.90%, 11/17/2045	160	172	CF Industries Inc
5.87%, 12/29/2049(a),(c)	110	117	4.95%, 06/01/2043		95	83
		$24,959	5.15%, 03/15/2034		70	66
			Consolidated Energy Finance SA
Beverages - 1.41%			6.75%, 10/15/2019(b)		200	190
Anheuser-Busch InBev Finance Inc			Cornerstone Chemical Co
2.65%, 02/01/2021	755	776	9.38%, 03/15/2018(b)		70	65
3.30%, 02/01/2023	265	275	Dow Chemical Co/The
3.65%, 02/01/2026	450	473	4.38%, 11/15/2042		80	77
4.70%, 02/01/2036	510	551	Eagle Spinco Inc
4.90%, 02/01/2046	610	682	4.63%, 02/15/2021		40	39
Anheuser-Busch InBev Worldwide Inc			Monsanto Co
3.75%, 07/15/2042	150	143	3.95%, 04/15/2045		195	168
Coca-Cola Icecek AS			4.40%, 07/15/2044		55	51
4.75%, 10/01/2018(b)	250	260	NOVA Chemicals Corp
Constellation Brands Inc			5.00%, 05/01/2025(b)		75	73
3.75%, 05/01/2021	25	25	5.25%, 08/01/2023(b)		35	34
3.88%, 11/15/2019	20	21	Solvay Finance America LLC
4.25%, 05/01/2023	105	107	3.40%, 12/03/2020(b)		225	229
Corp Lindley SA						$1,612
6.75%, 11/23/2021(b)	100	114
6.75%, 11/23/2021	150	171	Commercial Mortgage Backed Securities - 5.68%
PepsiCo Inc			Banc of America Commercial Mortgage Trust
4.45%, 04/14/2046	175	195	2007-3
			0.72%, 06/10/2049(b),(c)		300	294
Pernod Ricard SA
5.75%, 04/07/2021(b)	235	268	Banc of America Commercial Mortgage Trust
		$4,061	2015-UB	S7
			3.71%, 09/15/2048		500	534
Biotechnology - 0.32%			BCRR Trust 2009-1
Celgene Corp			5.86%, 07/17/2040(b)		220	227
2.88%, 08/15/2020	235	242	CD 2006-CD3 Mortgage Trust
4.63%, 05/15/2044	30	31	5.62%, 10/15/2048		317	318
5.00%, 08/15/2045	85	92	Citigroup Commercial Mortgage Trust 2015-
5.25%, 08/15/2043	30	33	GC27
Gilead Sciences Inc			3.57%, 02/10/2048(c)		900	921
3.05%, 12/01/2016	135	137	Citigroup Commercial Mortgage Trust 2015-
3.65%, 03/01/2026	65	69	GC29
4.60%, 09/01/2035	150	163	3.19%, 04/10/2048(c)		750	769
4.75%, 03/01/2046	15	16	4.16%, 04/10/2048(c)		500	447
4.80%, 04/01/2044	125	137	COMM 2007-C9 Mortgage Trust
		$920	5.81%, 12/10/2049(c)		1,000	1,004
			COMM 2013-CCRE11 Mortgage Trust
Building Materials - 0.96%			1.17%, 10/10/2046(c)		6,902	417
Boise Cascade Co			COMM 2015-PC1 Mortgage Trust
6.38%, 11/01/2020	55	55	4.29%, 07/10/2050(c)		250	268
Cemex SAB de CV
7.25%, 01/15/2021(b)	200	208	Credit Suisse Commercial Mortgage Trust
7.75%, 04/16/2026(b)	200	205	Series 2006-C5
			0.72%, 12/15/2039(c)		2,578	5
CRH America Inc			Credit Suisse Commercial Mortgage Trust
8.13%, 07/15/2018	510	574	Series 2007-C3
Martin Marietta Materials Inc			5.70%, 06/15/2039(c)		338	345
1.73%, 06/30/2017(c)	1,385	1,372
			Credit Suisse First Boston Mortgage Securities
4.25%, 07/02/2024	140	141	Corp
Masco Corp			0.40%, 11/15/2037(b),(c)		417	—
4.38%, 04/01/2026	45	46	4.77%, 07/15/2037		5	5

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2016 (unaudited)

			Principal				Principal
	BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

	Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
	CSMC Series 2009-RR1				UBS-Barclays Commercial Mortgage Trust
	5.38%, 02/15/2040(b)		$385	$389	2013	-C5
	CSMC Series 2009-RR3				3.18%, 03/10/2046(c)		$335	$348
	5.34%, 12/15/2043(b),(c)		340	347	4.09%, 03/10/2046(b),(c)		175	155
	DBUBS 2011-LC2 Mortgage Trust				Wachovia Bank Commercial Mortgage Trust
	4.54%, 07/10/2044(b)		750	832	Series 2006-C27
	GS Mortgage Securities Trust 2011-GC5				5.77%, 07/15/2045		46	46
	1.62%, 08/10/2044(b),(c)		14,451	579	WFRBS Commercial Mortgage Trust 2013-
	GS Mortgage Securities Trust 2012-GCJ7				C12
	2.51%, 05/10/2045(c)		2,813	238	1.41%, 03/15/2048(b),(c)		3,772	242
	GS Mortgage Securities Trust 2013-GC16				WFRBS Commercial Mortgage Trust 2014-
	1.51%, 11/10/2046(c)		2,925	180	C22
	GS Mortgage Securities Trust 2013-GCJ12				4.07%, 09/15/2057		500	525
	3.78%, 06/10/2046(c)		250	254				$16,355
	GS Mortgage Securities Trust 2014-GC26
	1.10%, 11/10/2047(c)		5,009	334	Commercial Services - 0.04%
					Ahern Rentals Inc
	GS Mortgage Securities Trust 2015-GC34				7.38%, 05/15/2023(b)		55	38
	3.51%, 10/10/2048(c)		375	393
					Jurassic Holdings III Inc
	JP Morgan Chase Commercial Mortgage				6.88%, 02/15/2021(b)		55	38
	Securities Corp
	2.32%, 12/15/2047(c)		3,775	281	TMS International Corp
					7.63%, 10/15/2021(b)		70	41
	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-CIBC17							$117
	5.43%, 12/12/2043		299	302	Computers - 0.90%
	JP Morgan Chase Commercial Mortgage				Apple Inc
	Securities Trust 2010-C1				0.87%, 05/03/2018(c)		750	749
	5.95%, 06/15/2043(b)		400	431	0.92%, 05/06/2019(c)		160	159
	JP Morgan Chase Commercial Mortgage				2.85%, 05/06/2021		20	21
	Securities Trust 2011-C5				2.85%, 02/23/2023		125	129
	3.15%, 08/15/2046		275	276	3.25%, 02/23/2026		365	381
	5.32%, 08/15/2046(b),(c)		350	374	3.45%, 02/09/2045		155	140
	JP Morgan Chase Commercial Mortgage				4.65%, 02/23/2046		270	295
	Securities Trust 2013-C16				Compiler Finance Sub Inc
	1.15%, 12/15/2046(c)		10,880	585	7.00%, 05/01/2021(b)		80	36
	JPMBB Commercial Mortgage Securities				Denali International LLC / Denali Finance
	Trust 2014-C24				Corp
	4.43%, 11/15/2047(c)		500	490	5.63%, 10/15/2020(b)		110	116
LB	-UBS Commercial Mortgage Trust 2007-				Hewlett Packard Enterprise Co
	C1				2.85%, 10/05/2018(b)		95	97
	0.40%, 02/15/2040(c)		15,537	48	4.90%, 10/15/2025(b)		50	51
LB	-UBS Commercial Mortgage Trust 2007-				6.20%, 10/15/2035(b)		120	118
	C2				6.35%, 10/15/2045(b)		40	39
	5.43%, 02/15/2040		276	282	IHS Inc
	Morgan Stanley Bank of America Merrill				5.00%, 11/01/2022		25	26
	Lynch Trust 2012-C5				Seagate HDD Cayman
	1.74%, 08/15/2045(b),(c)		4,494	289	4.88%, 06/01/2027(b)		65	49
	Morgan Stanley Bank of America Merrill				5.75%, 12/01/2034		250	178
	Lynch Trust 2014-C14							$2,584
	1.28%, 02/15/2047(c)		9,832	543
	Morgan Stanley Bank of America Merrill				Consumer Products - 0.02%
	Lynch Trust 2014-C16				Spectrum Brands Inc
	1.23%, 06/15/2047(c)		4,433	278	5.75%, 07/15/2025		55	58
	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C26				Credit Card Asset Backed Securities - 1.06%
	3.89%, 10/15/2048		250	262	Barclays Dryrock Issuance Trust
	Morgan Stanley Bank of America Merrill				0.80%, 12/16/2019(c)		2,000	1,999
	Lynch Trust 2015-C27				Citibank Credit Card Issuance Trust
	3.75%, 12/15/2047(c)		100	107	0.63%, 08/24/2018(c)		550	550
	Morgan Stanley Capital I Trust 2007-IQ13
	5.36%, 03/15/2044(c)		104	106	World Financial Network Credit Card Master
					Trust
	MSBAM Commercial Mortgage Securities				1.76%, 05/17/2021(c)		500	502
	Trust 2012-CKSV							$3,051
	1.12%, 10/15/2030(b),(c)		3,721	222
	UBS Commercial Mortgage Trust 2012-C1				Distribution & Wholesale - 0.11%
	3.40%, 05/10/2045(c)		150	158	American Builders & Contractors Supply Co
	UBS-Barclays Commercial Mortgage Trust				Inc
	2012	-C3			5.75%, 12/15/2023(b)		45	47
	3.09%, 08/10/2049(c)		255	265	Global Partners LP / GLP Finance Corp
	UBS-Barclays Commercial Mortgage Trust				7.00%, 06/15/2023		80	59
	2012	-C4			HD Supply Inc
	1.81%, 12/10/2045(b),(c)		1,432	120	5.75%, 04/15/2024(b),(d)		25	26
	3.32%, 12/10/2045(b),(c)		500	520	7.50%, 07/15/2020		111	118

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Distribution & Wholesale (continued)			Electric (continued)
WW Grainger Inc			Electricite de France SA (continued)
4.60%, 06/15/2045	$65	$73	4.95%, 10/13/2045(b)	$105	$108
		$323	5.63%, 12/29/2049(a),(b),(c)	400	366
			Elwood Energy LLC
Diversified Financial Services - 2.08%			8.16%, 07/05/2026	132	142
Aircastle Ltd			Exelon Corp
4.63%, 12/15/2018	55	57	2.85%, 06/15/2020	330	337
5.00%, 04/01/2023	15	15	5.10%, 06/15/2045(b)	115	125
5.13%, 03/15/2021	150	156	Florida Power & Light Co
5.50%, 02/15/2022	40	42	4.05%, 06/01/2042	160	169
7.63%, 04/15/2020	45	51	Indiantown Cogeneration LP
Ally Financial Inc			9.77%, 12/15/2020	122	136
3.25%, 11/05/2018	85	84	Kentucky Utilities Co
5.75%, 11/20/2025	50	49	3.30%, 10/01/2025	285	299
Credit Acceptance Corp			Louisville Gas & Electric Co
6.13%, 02/15/2021	235	222	3.30%, 10/01/2025	390	410
7.38%, 03/15/2023(b)	100	95
			MidAmerican Energy Co
Fly Leasing Ltd			4.25%, 05/01/2046	205	220
6.38%, 10/15/2021	200	190	Miran Mid-Atlantic Series C Pass Through
GE Capital International Funding Co			Trust
2.34%, 11/15/2020(b)	373	382
4.42%, 11/15/2035(b)	438	476	10.06%, 12/30/2028	127	123
			Northern States Power Co/MN
Intercontinental Exchange Inc			3.40%, 08/15/2042	40	38
2.75%, 12/01/2020	320	327	NRG Energy Inc
International Lease Finance Corp			8.25%, 09/01/2020	125	126
5.75%, 05/15/2016	70	70	Oncor Electric Delivery Co LLC
6.25%, 05/15/2019	95	101	5.25%, 09/30/2040	120	138
National Rural Utilities Cooperative Finance			Pacific Gas & Electric Co
Corp			3.50%, 06/15/2025	245	259
4.75%, 04/30/2043(c)	125	120
			4.45%, 04/15/2042	105	114
Navient Corp			PacifiCorp
6.13%, 03/25/2024	80	69	3.85%, 06/15/2021	150	163
Peachtree Corners Funding Trust			4.10%, 02/01/2042	120	125
3.98%, 02/15/2025(b)	750	751
			PPL Electric Utilities Corp
Springleaf Finance Corp			3.00%, 09/15/2021	80	84
5.25%, 12/15/2019	110	105	4.75%, 07/15/2043	115	130
Vesey Street Investment Trust I
4.40%, 09/01/2016(c)	765	771	PPL WEM Ltd / Western Power Distribution
			Ltd
Visa Inc			3.90%, 05/01/2016(b)	230	230
2.20%, 12/14/2020	615	630	5.38%, 05/01/2021(b)	440	488
3.15%, 12/14/2025	965	1,007	Public Service Electric & Gas Co
4.15%, 12/14/2035	110	118	4.15%, 11/01/2045	115	121
4.30%, 12/14/2045	80	88	Puget Energy Inc
		$5,976	6.00%, 09/01/2021	285	325
Electric - 3.24%			Southern California Edison Co
Alabama Power Co			3.60%, 02/01/2045	260	250
3.75%, 03/01/2045	140	137	Virginia Electric & Power Co
3.85%, 12/01/2042	125	123	4.00%, 01/15/2043	35	36
4.15%, 08/15/2044	235	245	4.45%, 02/15/2044	125	136
CMS Energy Corp			4.65%, 08/15/2043	65	72
4.70%, 03/31/2043	135	140	Wisconsin Electric Power Co
4.88%, 03/01/2044	130	138	4.30%, 12/15/2045	105	115
Commonwealth Edison Co			Xcel Energy Inc
3.70%, 03/01/2045	120	118	3.30%, 06/01/2025	180	185
3.80%, 10/01/2042	115	115			$9,328
4.35%, 11/15/2045	125	137	Electronics - 0.24%
4.60%, 08/15/2043	170	189	Keysight Technologies Inc
Consolidated Edison Co of New York Inc			3.30%, 10/30/2019	115	116
4.50%, 12/01/2045	210	229	4.55%, 10/30/2024	70	68
4.63%, 12/01/2054	150	163	Sanmina Corp
Dominion Resources Inc/VA			4.38%, 06/01/2019(b)	15	15
3.90%, 10/01/2025	325	334	Tyco Electronics Group SA
DTE Energy Co			3.50%, 02/03/2022	460	479
6.38%, 04/15/2033	305	376	7.13%, 10/01/2037	20	26
Dynegy Inc					$704
7.38%, 11/01/2022	125	116
Edison International			Engineering & Construction - 0.06%
3.75%, 09/15/2017	160	165	SBA Tower Trust
Electricite de France SA			2.90%, 10/15/2044(b)	170	171
2.15%, 01/22/2019(b)	115	116
2.35%, 10/13/2020(b)	675	682
3.63%, 10/13/2025(b)	230	235

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Entertainment - 0.42%			Gas- 0.10%
Carmike Cinemas Inc			Dominion Gas Holdings LLC
6.00%, 06/15/2023(b)	$55	$58	2.80%, 11/15/2020	$260	$265
CCM Merger Inc			4.80%, 11/01/2043	10	10
9.13%, 05/01/2019(b)	195	202			$275
Cinemark USA Inc
4.88%, 06/01/2023	200	202	Healthcare - Products - 1.30%
4.88%, 06/01/2023(b)	70	71	ConvaTec Finance International SA
			8.25%, PIK 9.00%, 01/15/2019(b),(f)	200	198
DreamWorks Animation SKG Inc
6.88%, 08/15/2020(b)	115	116	DJO Finco Inc / DJO Finance LLC / DJO
			Finance Corp
Eldorado Resorts Inc			8.13%, 06/15/2021(b)	150	133
7.00%, 08/01/2023	85	88
			Hill-Rom Holdings Inc
Lions Gate Entertainment Corp			5.75%, 09/01/2023(b),(c)	60	62
5.25%, 08/01/2018	70	71
Peninsula Gaming LLC / Peninsula Gaming			Kinetic Concepts Inc / KCI USA Inc
Corp			10.50%, 11/01/2018	40	40
8.38%, 02/15/2018(b)	130	132	Mallinckrodt International Finance SA /
			Mallinckrodt CB LLC
Regal Entertainment Group			5.63%, 10/15/2023(b)	165	150
5.75%, 03/15/2022	100	103
WMG Acquisition Corp			Medtronic Inc
6.00%, 01/15/2021(b)	24	25	2.50%, 03/15/2020	355	367
WMG Holdings Corp			4.38%, 03/15/2035	470	509
13.75%, 10/01/2019	131	138	4.63%, 03/15/2045	560	627
		$1,206	Universal Hospital Services Inc
			7.63%, 08/15/2020	110	102
Food- 1.17%			Zimmer Biomet Holdings Inc
BI-LO LLC / BI-LO Finance Corp			2.00%, 04/01/2018	285	286
9.25%, 02/15/2019(b)	85	81	2.70%, 04/01/2020	810	821
Cencosud SA			3.15%, 04/01/2022	95	96
5.50%, 01/20/2021	150	160	3.55%, 04/01/2025	335	338
Gruma SAB de CV					$3,729
4.88%, 12/01/2024(b)	350	371
Grupo Bimbo SAB de CV			Healthcare - Services - 1.16%
4.88%, 06/27/2044(b)	200	185	Aetna Inc
Ingles Markets Inc			2.75%, 11/15/2022	35	35
5.75%, 06/15/2023	90	91	Anthem Inc
JBS USA LLC / JBS USA Finance Inc			3.13%, 05/15/2022	75	75
5.75%, 06/15/2025(b)	85	74	3.50%, 08/15/2024	40	41
7.25%, 06/01/2021(b)	25	25	4.35%, 08/15/2020	130	140
JM Smucker Co/The			4.63%, 05/15/2042	130	128
2.50%, 03/15/2020	125	127	4.65%, 01/15/2043	110	109
3.50%, 03/15/2025	170	177	Centene Corp
4.38%, 03/15/2045	355	372	4.75%, 05/15/2022	125	126
Kraft Heinz Foods Co			5.75%, 06/01/2017	188	194
2.80%, 07/02/2020(b)	460	473	Centene Escrow Corp
			5.63%, 02/15/2021(b)	40	42
5.00%, 07/15/2035(b)	80	88
			6.13%, 02/15/2024(b)	40	42
5.20%, 07/15/2045(b)	115	129
Post Holdings Inc			Cigna Corp
7.38%, 02/15/2022	50	53	4.00%, 02/15/2022	170	181
7.75%, 03/15/2024(b)	35	39	Fresenius Medical Care US Finance II Inc
			4.75%, 10/15/2024(b)	100	102
Smithfield Foods Inc			5.88%, 01/31/2022(b)	85	93
5.25%, 08/01/2018(b)	70	71
			6.50%, 09/15/2018(b)	55	60
5.88%, 08/01/2021(b)	95	98
TreeHouse Foods Inc			HCA Inc
6.00%, 02/15/2024(b)	75	80	4.75%, 05/01/2023	245	249
Wm Wrigley Jr Co			5.00%, 03/15/2024	125	128
2.40%, 10/21/2018(b)	235	237	5.25%, 04/15/2025	105	108
3.38%, 10/21/2020(b)	415	432	5.88%, 03/15/2022	85	92
		$3,363	Molina Healthcare Inc
			5.38%, 11/15/2022(b)	80	82
Forest Products & Paper - 0.15%			MPH Acquisition Holdings LLC
Domtar Corp			6.63%, 04/01/2022(b)	160	166
6.25%, 09/01/2042	285	284	UnitedHealth Group Inc
Resolute Forest Products Inc			1.90%, 07/16/2018	220	223
5.88%, 05/15/2023	75	51	4.63%, 07/15/2035	435	486
Sappi Papier Holding GmbH			4.75%, 07/15/2045	310	356
7.50%, 06/15/2032(b)	50	44	WellCare Health Plans Inc
Tembec Industries Inc			5.75%, 11/15/2020	70	73
9.00%, 12/15/2019(b)	75	52			$3,331
Verso Paper Holdings LLC / Verso Paper Inc
0.00%, 01/15/2019(e)	55	8	Holding Companies - Diversified - 0.03%
		$439	Argos Merger Sub Inc
			7.13%, 03/15/2023(b)	90	96

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Builders - 0.18%			Iron & Steel (continued)
CalAtlantic Group Inc			Signode Industrial Group Lux SA/Signode
5.88%, 11/15/2024	$35	$37	Industrial Group US Inc
Lennar Corp			6.38%, 05/01/2022(b)	$165	$150
4.13%, 12/01/2018	90	92			$630
4.50%, 11/15/2019	20	21
4.75%, 11/15/2022(c)	105	105	Leisure Products & Services - 0.06%
			NCL Corp Ltd
WCI Communities Inc			4.63%, 11/15/2020(b)	100	100
6.88%, 08/15/2021	150	149	5.25%, 11/15/2019(b)	80	82
Woodside Homes Co LLC / Woodside Homes
Finance Inc					$182
6.75%, 12/15/2021(b)	135	120	Lodging - 0.18%
		$524	Boyd Gaming Corp
Home Equity Asset Backed Securities - 0.07%			6.88%, 05/15/2023	45	48
New Century Home Equity Loan Trust 2005-			MGM Resorts International
1			6.00%, 03/15/2023	55	57
1.01%, 03/25/2035(c)	25	25	6.63%, 12/15/2021	30	32
Saxon Asset Securities Trust 2004-1			10.00%, 11/01/2016	60	63
2.13%, 03/25/2035(c)	127	51	Wyndham Worldwide Corp
Specialty Underwriting & Residential Finance			2.50%, 03/01/2018	305	305
Trust Series 2004-BC1					$505
1.20%, 02/25/2035(c)	123	111	Machinery - Construction & Mining - 0.02%
		$187	Vander Intermediate Holding II Corp
			9.75%, PIK 10.50%, 02/01/2019(b),(f)	65	48
Housewares - 0.07%
Newell Rubbermaid Inc
3.15%, 04/01/2021	50	51	Machinery - Diversified - 0.01%
3.85%, 04/01/2023	65	67	CNH Industrial Capital LLC
4.20%, 04/01/2026	80	84	4.88%, 04/01/2021	30	30
		$202

Insurance - 2.08%			Media- 2.40%
American International Group Inc			21st Century Fox America Inc
3.30%, 03/01/2021	365	373	4.75%, 09/15/2044	90	93
3.38%, 08/15/2020	550	568	5.40%, 10/01/2043	290	320
3.75%, 07/10/2025	785	784	6.15%, 02/15/2041	85	102
Chubb INA Holdings Inc			Altice Finco SA
2.30%, 11/03/2020	845	859	7.63%, 02/15/2025(b)	75	72
3.35%, 05/03/2026	475	496	Altice Luxembourg SA
CNO Financial Group Inc			7.75%, 05/15/2022(b)	220	216
4.50%, 05/30/2020	35	36	CBS Corp
Liberty Mutual Group Inc			5.75%, 04/15/2020	180	204
7.00%, 03/07/2067(b),(c)	215	189	CCO Holdings LLC / CCO Holdings Capital
Markel Corp			Corp
5.00%, 04/05/2046(d)	160	161	5.13%, 05/01/2023(b)	345	351
Prudential Financial Inc			CCO Safari II LLC
5.38%, 05/15/2045(c)	505	500	4.46%, 07/23/2022(b)	570	596
Voya Financial Inc			6.38%, 10/23/2035(b)	40	44
5.50%, 07/15/2022	300	335	6.48%, 10/23/2045(b)	80	89
5.65%, 05/15/2053(c)	440	409	6.83%, 10/23/2055(b)	170	183
XLIT Ltd			CCOH Safari LLC
4.45%, 03/31/2025	745	738	5.75%, 02/15/2026(b)	15	16
5.50%, 03/31/2045	550	528	Comcast Corp
		$5,976	3.15%, 03/01/2026	170	177
			3.38%, 02/15/2025	85	90
Internet - 0.18%			4.20%, 08/15/2034	35	37
Alibaba Group Holding Ltd			4.60%, 08/15/2045	25	28
3.13%, 11/28/2021	250	255	6.40%, 03/01/2040	345	468
Zayo Group LLC / Zayo Capital Inc			6.50%, 11/15/2035	15	20
6.00%, 04/01/2023	170	170	DISH DBS Corp
10.13%, 07/01/2020	91	97	5.88%, 07/15/2022	85	81
		$522	5.88%, 11/15/2024	110	101
Iron & Steel - 0.22%			6.75%, 06/01/2021	130	134
AK Steel Corp			7.88%, 09/01/2019	274	301
7.63%, 05/15/2020	50	31	NBCUniversal Enterprise Inc
ArcelorMittal			1.31%, 04/15/2018(b),(c)	720	719
6.50%, 03/01/2021(c)	15	15	Neptune Finco Corp
8.00%, 10/15/2039(c)	255	222	10.13%, 01/15/2023(b)	215	230
Commercial Metals Co			RCN Telecom Services LLC / RCN Capital
4.88%, 05/15/2023	240	212	Corp
			8.50%, 08/15/2020(b)	125	125
			Time Warner Cable Inc
			5.88%, 11/15/2040	5	5

See accompanying notes.

     Schedule of Investments Bond & Mortgage Securities Account March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Miscellaneous Manufacturers (continued)
Time Warner Cable Inc (continued)			Tyco International Finance SA
6.75%, 07/01/2018	$120	$132	5.13%, 09/14/2045	$150	$161
Time Warner Inc					$1,193
2.10%, 06/01/2019	135	136
3.60%, 07/15/2025	150	154	Mortgage Backed Securities - 1.78%
3.88%, 01/15/2026	70	73	Fannie Mae REMIC Trust 2005-W2
			0.63%, 05/25/2035(c)	109	108
4.05%, 12/15/2023	135	146
4.65%, 06/01/2044	70	68	Fannie Mae REMICS
4.85%, 07/15/2045	120	122	2.25%, 07/25/2040	212	213
6.25%, 03/29/2041	165	191	3.00%, 04/25/2022	1,087	59
			3.00%, 04/25/2027	507	45
Unitymedia Hessen GmbH & Co KG /			3.50%, 11/25/2027(c)	344	38
Unitymedia NRW GmbH			3.50%, 07/25/2028(c)	687	77
5.50%, 01/15/2023(b)	150	154
			3.50%, 03/25/2031(c)	852	90
Univision Communications Inc			5.57%, 07/25/2039(c)	1,823	227
8.50%, 05/15/2021(b)	85	87
			5.62%, 02/25/2046(c)	987	248
Viacom Inc			5.67%, 02/25/2043(c)	641	131
4.85%, 12/15/2034	295	262	5.67%, 03/25/2043(c)	900	217
5.25%, 04/01/2044	10	9	6.07%, 03/25/2022(c)	99	10
Virgin Media Finance PLC
6.00%, 10/15/2024(b)	200	205	Freddie Mac REMICS
			0.89%, 06/15/2023(c)	8	8
Walt Disney Co/The			3.00%, 09/15/2025(c)	303	16
2.30%, 02/12/2021	175	181	3.00%, 03/15/2026(c)	588	31
WideOpenWest Finance LLC /			3.00%, 05/15/2027(c)	745	49
WideOpenWest Capital Corp			3.00%, 10/15/2027(c)	223	21
13.38%, 10/15/2019	130	127	3.50%, 11/15/2020(c)	940	48
10.25%, 07/15/2019	75	75	3.50%, 09/15/2026(c)	1,174	127
		$6,924	4.00%, 11/15/2038	1,470	141
Metal Fabrication & Hardware - 0.01%			Freddie Mac Structured Agency Credit Risk
Wise Metals Intermediate Holdings LLC/Wise			Debt Notes
Holdings Finance Corp			1.28%, 04/25/2024(c)	380	380
9.75%, PIK 10.50%, 06/15/2019(b),(f)	80	36	Ginnie Mae
			4.00%, 07/20/2036(c)	670	14
			4.50%, 04/16/2044	588	85
Mining - 0.54%			5.17%, 02/20/2045(c)	3,231	689
Aleris International Inc			5.62%, 08/20/2043(c)	659	104
9.50%, 04/01/2021(b),(d)	15	15
			5.66%, 07/16/2043(c)	804	151
Anglo American Capital PLC			5.72%, 09/20/2041(c)	1,290	279
1.57%, 04/15/2016(b),(c)	550	548
			5.77%, 09/20/2044(c)	1,277	272
Barrick North America Finance LLC			6.16%, 04/16/2040(c)	1,175	281
4.40%, 05/30/2021	220	225	6.22%, 08/20/2038(c)	672	103
BHP Billiton Finance USA Ltd			6.22%, 12/20/2042(c)	737	209
2.05%, 09/30/2018	5	5	HomeBanc Mortgage Trust 2005-5
FMG Resources August 2006 Pty Ltd			0.77%, 01/25/2036(c)	635	547
6.88%, 04/01/2022(b)	60	48
8.25%, 11/01/2019(b)	130	124	Washington Mutual Mortgage Pass-Through
9.75%, 03/01/2022(b)	30	30	Certificates WMALT Series 2006-AR1 Trust
			0.68%, 02/25/2036(c)	136	96
Freeport-McMoRan Inc
2.30%, 11/14/2017	75	69			$5,114
Newmont Mining Corp			Office & Business Equipment - 0.11%
4.88%, 03/15/2042	115	99	Xerox Corp
St Barbara Ltd			2.95%, 03/15/2017	80	80
8.88%, 04/15/2018(b)	200	200	3.50%, 08/20/2020	125	121
Taseko Mines Ltd			6.75%, 02/01/2017	10	10
7.75%, 04/15/2019	80	41	6.75%, 12/15/2039	115	104
Teck Resources Ltd					$315
2.50%, 02/01/2018	155	136
		$1,540	Oil & Gas - 2.46%
			Anadarko Petroleum Corp
Miscellaneous Manufacturers - 0.41%			3.45%, 07/15/2024	250	223
Bombardier Inc			5.55%, 03/15/2026	260	262
5.50%, 09/15/2018(b)	55	51	6.60%, 03/15/2046	100	102
7.50%, 03/15/2025(b)	45	34	Apache Corp
General Electric Co			4.25%, 01/15/2044	25	21
5.30%, 02/11/2021	129	150	4.75%, 04/15/2043	90	81
5.88%, 01/14/2038	74	96	Baytex Energy Corp
Ingersoll-Rand Global Holding Co Ltd			5.13%, 06/01/2021(b)	45	32
2.88%, 01/15/2019	150	153	BP Capital Markets PLC
5.75%, 06/15/2043	60	72	1.16%, 05/10/2019(c)	650	624
Ingersoll-Rand Luxembourg Finance SA			Carrizo Oil & Gas Inc
3.55%, 11/01/2024	465	476	6.25%, 04/15/2023	10	9
			7.50%, 09/15/2020	125	117

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas (continued)
Chaparral Energy Inc			Whiting Petroleum Corp	(continued)
7.63%, 11/15/2022	$81	$15	5.75%, 03/15/2021		$35	$23
9.88%, 10/01/2020	90	17	Woodside Finance Ltd
Chesapeake Energy Corp			3.65%, 03/05/2025(b)		80	74
8.00%, 12/15/2022(b)	150	73	WPX Energy Inc
ConocoPhillips Co			7.50%, 08/01/2020		100	78
1.52%, 05/15/2022(c)	235	216	YPF SA
Continental Resources Inc/OK			8.50%, 03/23/2021(b)		65	65
3.80%, 06/01/2024	170	134				$7,096
4.50%, 04/15/2023	95	79
5.00%, 09/15/2022	70	60	Oil & Gas Services - 0.14%
Devon Energy Corp			Archrock Partners LP / Archrock Partners
2.25%, 12/15/2018	625	583	Finance Corp
Ecopetrol SA			6.00%, 10/01/2022		55	40
5.38%, 06/26/2026	75	68	Halliburton Co
Encana Corp			2.70%, 11/15/2020		185	188
5.15%, 11/15/2041	150	113	PHI Inc
			5.25%, 03/15/2019		65	57
EP Energy LLC / Everest Acquisition Finance			Schlumberger Investment SA
Inc			3.30%, 09/14/2021(b)		85	88
6.38%, 06/15/2023	65	30
9.38%, 05/01/2020	190	96	Seventy Seven Operating LLC
Exxon Mobil Corp			6.63%, 11/15/2019		90	22
2.22%, 03/01/2021	360	366				$395
3.04%, 03/01/2026	320	328	Other Asset Backed Securities - 1.30%
4.11%, 03/01/2046	125	133	CNH Equipment Trust 2014-C
Halcon Resources Corp			1.65%, 09/15/2021(c)		500	500
8.63%, 02/01/2020(b)	105	75	Dell Equipment Finance Trust 2015-2
12.00%, 02/15/2022(b)	9	6	1.72%, 09/22/2020(b),(c)		625	624
Kerr-McGee Corp			JP Morgan Mortgage Acquisition Trust 2007-
7.88%, 09/15/2031	115	126	CH3
Laredo Petroleum Inc			0.58%, 03/25/2037(c)		221	219
5.63%, 01/15/2022	5	4	Kubota Credit Owner Trust 2015-1
7.38%, 05/01/2022	45	38	1.54%, 03/15/2019(b),(c)		700	700
Marathon Petroleum Corp			Trade MAPS 1 Ltd
4.75%, 09/15/2044	255	204	1.14%, 12/10/2018(b),(c)		1,500	1,490
Noble Energy Inc			Washington Mutural Asset-Backed
3.90%, 11/15/2024	160	151	Certificates WMABS Series 2006-HE1 Trust
5.05%, 11/15/2044	135	115	0.61%, 04/25/2036(c)		223	219
Northern Blizzard Resources Inc						$3,752
7.25%, 02/01/2022(b)	93	74
Oasis Petroleum Inc			Packaging & Containers - 0.56%
6.50%, 11/01/2021	65	48	Ardagh Packaging Finance PLC / Ardagh
6.88%, 03/15/2022	45	33	Holdings USA Inc
6.88%, 01/15/2023	140	103	3.63%, 12/15/2019(b),(c)		200	197
PDC Energy Inc			Beverage Packaging Holdings Luxembourg II
7.75%, 10/15/2022	170	170	SA / Beverage Packaging Holdings II
Petrobras Global Finance BV			5.63%, 12/15/2016(b)		25	25
5.38%, 01/27/2021	250	207	6.00%, 06/15/2017(b)		30	30
Petroleos de Venezuela SA			Coveris Holding Corp
6.00%, 05/16/2024	200	62	10.00%, 06/01/2018(b)		105	100
Petroleos Mexicanos			Crown Cork & Seal Co Inc
4.88%, 01/18/2024	100	98	7.38%, 12/15/2026		132	141
5.50%, 02/04/2019(b)	250	262	Packaging Corp of America
6.88%, 08/04/2026(b)	60	65	4.50%, 11/01/2023		330	346
Phillips 66			Reynolds Group Issuer Inc / Reynolds Group
4.65%, 11/15/2034	165	164	Issuer LLC / Reynolds Group Issuer
Pioneer Natural Resources Co			(Luxembourg) S.A.
3.45%, 01/15/2021	280	279	5.75%, 10/15/2020		105	108
4.45%, 01/15/2026	110	111	7.88%, 08/15/2019		100	103
Repsol Oil & Gas Canada Inc			WestRock RKT Co
7.75%, 06/01/2019	430	444	3.50%, 03/01/2020		565	573
Seven Generations Energy Ltd						$1,623
6.75%, 05/01/2023(b)	20	19
			Pharmaceuticals - 1.20%
Sunoco LP / Sunoco Finance Corp
5.50%, 08/01/2020 (b)	60	60	AbbVie Inc
6.38%, 04/01/2023(b)	90	90	2.50%, 05/14/2020		280	285
			4.70%, 05/14/2045		285	303
Total Capital SA			Actavis Funding SCS
2.13%, 08/10/2018	10	10	3.00%, 03/12/2020		260	267
Ultra Petroleum Corp			3.80%, 03/15/2025		415	432
6.13%, 10/01/2024(b)	100	8
			4.55%, 03/15/2035		25	26
Whiting Petroleum Corp			Alphabet Holding Co Inc
5.00%, 03/15/2019	70	48	7.75%, 11/01/2017		65	66

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pharmaceuticals (continued)			Private Equity (continued)
Forest Laboratories LLC			Icahn Enterprises LP / Icahn Enterprises
5.00%, 12/15/2021(b)	$815	$910	Finance Corp (continued)
JLL/Delta Dutch Pledgeco BV			6.00%, 08/01/2020	$105	$102
8.75%, PIK 9.50%, 05/01/2020(b),(f)	80	78			$155
Johnson & Johnson
3.55%, 03/01/2036	85	88	Real Estate - 0.25%
3.70%, 03/01/2046	260	273	American Campus Communities Operating
Novartis Capital Corp			Partnership LP
4.00%, 11/20/2045	155	166	3.35%, 10/01/2020	235	240
Pfizer Inc			4.13%, 07/01/2024	205	211
5.20%, 08/12/2020	275	315	Crescent Resources LLC / Crescent Ventures
			Inc
Valeant Pharmaceuticals International Inc			10.25%, 08/15/2017(b)	110	109
5.50%, 03/01/2023(b)	45	35
5.88%, 05/15/2023(b)	65	51	Prologis LP
7.50%, 07/15/2021(b)	60	50	3.75%, 11/01/2025	150	157
Wyeth LLC					$717
6.00%, 02/15/2036	90	115	Regional Authority - 0.05%
		$3,460	Provincia de Buenos Aires/Argentina
			9.13%, 03/16/2024(b)	150	154
Pipelines - 1.42%
Boardwalk Pipelines LP
3.38%, 02/01/2023	250	211	REITS- 1.15%
Columbia Pipeline Group Inc			American Tower Corp
3.30%, 06/01/2020(b)	400	398	3.30%, 02/15/2021	250	254
Enbridge Inc			DDR Corp
1.08%, 06/02/2017(c)	520	498	3.63%, 02/01/2025	205	198
Energy Transfer Equity LP			DuPont Fabros Technology LP
5.88%, 01/15/2024	50	43	5.88%, 09/15/2021	105	110
Energy Transfer Partners LP			Equinix Inc
4.05%, 03/15/2025	245	216	4.88%, 04/01/2020	35	36
4.90%, 03/15/2035	70	55	5.38%, 01/01/2022	35	37
EnLink Midstream Partners LP			5.38%, 04/01/2023	115	119
4.15%, 06/01/2025	355	276	5.88%, 01/15/2026	40	42
4.40%, 04/01/2024	95	76	Hospitality Properties Trust
5.05%, 04/01/2045	150	101	4.25%, 02/15/2021	355	360
Enterprise Products Operating LLC			Host Hotels & Resorts LP
3.70%, 02/15/2026	135	132	4.50%, 02/01/2026	140	142
4.90%, 05/15/2046	195	187	iStar Inc
Kinder Morgan Energy Partners LP			4.88%, 07/01/2018	35	34
4.70%, 11/01/2042	220	173	5.00%, 07/01/2019	15	14
5.63%, 09/01/2041	105	91	6.50%, 07/01/2021	30	29
Kinder Morgan Inc/DE			9.00%, 06/01/2017	80	83
3.05%, 12/01/2019	100	98	Kimco Realty Corp
Magellan Midstream Partners LP			3.40%, 11/01/2022	190	193
5.00%, 03/01/2026	65	70	MPT Operating Partnership LP / MPT Finance
MPLX LP			Corp
4.88%, 06/01/2025(b)	88	80	6.38%, 03/01/2024	43	45
ONEOK Partners LP			Retail Properties of America Inc
4.90%, 03/15/2025	185	174	4.00%, 03/15/2025	300	283
Sabine Pass Liquefaction LLC			Scentre Group Trust 1 / Scentre Group Trust
5.63%, 03/01/2025	175	167	2
6.25%, 03/15/2022	110	108	2.38%, 04/28/2021(b)	465	462
Tesoro Logistics LP / Tesoro Logistics			Select Income REIT
Finance Corp			4.15%, 02/01/2022	250	248
6.13%, 10/15/2021	75	75	Simon Property Group LP
6.25%, 10/15/2022(b)	15	15	2.50%, 09/01/2020	375	382
TransCanada PipeLines Ltd			2.50%, 07/15/2021	230	235
4.63%, 03/01/2034	135	129			$3,306
5.00%, 10/16/2043	50	48
7.13%, 01/15/2019	95	106	Retail - 1.49%
			BMC Stock Holdings Inc
Western Gas Partners LP			9.00%, 09/15/2018(b)	135	141
5.45%, 04/01/2044	240	191
			Claire's Stores Inc
Williams Partners LP			9.00%, 03/15/2019(b)	54	39
3.60%, 03/15/2022	245	202
			CVS Health Corp
Williams Partners LP / ACMP Finance Corp			4.75%, 12/01/2022(b)	460	516
4.88%, 05/15/2023	210	182
		$4,102	4.88%, 07/20/2035	360	401
			5.00%, 12/01/2024(b)	190	218
Private Equity - 0.05%			5.13%, 07/20/2045	320	371
Icahn Enterprises LP / Icahn Enterprises			CVS Pass-Through Trust
Finance Corp			5.93%, 01/10/2034(b)	170	188
4.88%, 03/15/2019	55	53	7.51%, 01/10/2032(b)	52	62

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)			Sovereign (continued)
Dollar Tree Inc			Kazakhstan Government International Bond
5.75%, 03/01/2023(b)	$55	$58	5.13%, 07/21/2025(b)	$300	$309
Home Depot Inc/The			Mexico Government International Bond
3.35%, 09/15/2025	415	450	4.13%, 01/21/2026	200	210
JC Penney Corp Inc			Panama Government International Bond
5.65%, 06/01/2020	120	116	4.00%, 09/22/2024	200	210
L Brands Inc			Peruvian Government International Bond
6.88%, 11/01/2035	60	65	5.63%, 11/18/2050	60	67
Landry's Holdings II Inc			Poland Government International Bond
10.25%, 01/01/2018(b)	90	90	3.00%, 03/17/2023	50	50
Landry's Inc			3.25%, 04/06/2026(d)	200	200
9.38%, 05/01/2020(b)	105	110	Romanian Government International Bond
Macy's Retail Holdings Inc			4.88%, 01/22/2024(b)	170	187
5.90%, 12/01/2016	420	433	Russian Foreign Bond - Eurobond
6.90%, 04/01/2029	25	27	5.00%, 04/29/2020	100	105
McDonald's Corp			7.50%, 03/31/2030(c)	193	236
2.10%, 12/07/2018	75	77	Uruguay Government International Bond
2.75%, 12/09/2020	185	192	5.10%, 06/18/2050	60	56
3.70%, 01/30/2026	50	53			$2,304
4.70%, 12/09/2035	85	91
4.88%, 12/09/2045	285	311	Student Loan Asset Backed Securities - 1.41%
Michaels Stores Inc			Navient Private Education Loan Trust 2014-
5.88%, 12/15/2020(b)	91	95	A
			0.92%, 05/16/2022(b),(c)	121	121
Rite Aid Corp
6.13%, 04/01/2023(b)	90	95	Navient Student Loan Trust 2014-8
			0.71%, 08/25/2020(c)	323	322
Tops Holding LLC / Tops Markets II Corp
8.00%, 06/15/2022(b)	100	93	Navient Student Loan Trust 2015-1
			0.73%, 09/26/2022(c)	1,948	1,925
		$4,292	SLM Private Education Loan Trust 2012-A
Semiconductors - 0.08%			1.84%, 08/15/2025(b),(c)	162	162
Applied Materials Inc			SLM Private Education Loan Trust 2012-C
5.10%, 10/01/2035	95	103	1.54%, 08/15/2023(b),(c)	25	25
Micron Technology Inc			SLM Private Education Loan Trust 2012-E
5.25%, 01/15/2024(b)	90	73	1.19%, 10/16/2023(b),(c)	451	450
QUALCOMM Inc			SLM Private Education Loan Trust 2013-A
4.80%, 05/20/2045	65	64	1.04%, 08/15/2022(b),(c)	1,052	1,049
		$240			$4,054

Shipbuilding - 0.04%			Telecommunications - 2.84%
Huntington Ingalls Industries Inc			AT&T Inc
5.00%, 11/15/2025(b)	100	105	2.45%, 06/30/2020	230	233
			3.80%, 03/15/2022	165	174
			4.35%, 06/15/2045	125	115
Software - 0.49%			4.45%, 05/15/2021	295	322
Activision Blizzard Inc
5.63%, 09/15/2021(b)	130	137	4.50%, 05/15/2035	365	360
6.13%, 09/15/2023(b)	145	156	6.00%, 08/15/2040	195	217
			6.38%, 03/01/2041	135	157
Fidelity National Information Services Inc			B Communications Ltd
2.85%, 10/15/2018	175	178	7.38%, 02/15/2021(b)	35	38
3.63%, 10/15/2020	175	181
First Data Corp			CC Holdings GS V LLC / Crown Castle GS
5.00%, 01/15/2024(b)	125	125	III Corp
5.75%, 01/15/2024(b)	40	40	3.85%, 04/15/2023	510	526
			Cisco Systems Inc
Microsoft Corp			1.60%, 02/28/2019	145	147
2.00%, 11/03/2020	170	174	2.20%, 02/28/2021	265	270
4.45%, 11/03/2045	110	122	Frontier Communications Corp
MSCI Inc			8.88%, 09/15/2020(b)	25	26
5.25%, 11/15/2024(b)	75	77
			11.00%, 09/15/2025(b)	175	176
5.75%, 08/15/2025(b)	25	26
			10.50%, 09/15/2022(b)	120	123
Oracle Corp			Goodman Networks Inc
4.38%, 05/15/2055	130	131	12.13%, 07/01/2018	95	34
Rackspace Hosting Inc
6.50%, 01/15/2024(b)	56	55	Intelsat Jackson Holdings SA
			7.25%, 10/15/2020	55	36
		$1,402	8.00%, 02/15/2024(b)	20	21
Sovereign - 0.80%			Intelsat Luxembourg SA
Brazilian Government International Bond			7.75%, 06/01/2021	95	28
4.25%, 01/07/2025	200	183	8.13%, 06/01/2023	115	34
Croatia Government International Bond			Level 3 Communications Inc
6.38%, 03/24/2021	200	219	5.75%, 12/01/2022	55	57
Dominican Republic International Bond			Level 3 Financing Inc
6.88%, 01/29/2026(b)	100	106	5.13%, 05/01/2023	35	35
Hungary Government International Bond			5.38%, 08/15/2022	50	51
5.38%, 02/21/2023	150	166	5.38%, 01/15/2024(b)	30	30

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Trucking & Leasing - 0.07%
Level 3 Financing Inc (continued)			Penske Truck Leasing Co Lp / PTL Finance
6.13%, 01/15/2021	$40	$42	Corp
Ooredoo International Finance Ltd			3.38%, 02/01/2022(b)	$200	$199
3.88%, 01/31/2028	250	245
Sprint Capital Corp			TOTAL BONDS		$194,960
6.88%, 11/15/2028	85	62		Principal
Sprint Communications Inc			CONVERTIBLE BONDS - 0.03%	Amount (000's) Value (000's)
7.00%, 08/15/2020	135	107
9.00%, 11/15/2018(b)	20	21	Semiconductors - 0.03%
9.13%, 03/01/2017	25	25	Jazz US Holdings Inc
Sprint Corp			8.00%, 12/31/2018	60	84
7.13%, 06/15/2024	140	104
7.88%, 09/15/2023	105	80	TOTAL CONVERTIBLE BONDS		$84
Telefonica Emisiones SAU			SENIOR FLOATING RATE INTERESTS - Principal
6.42%, 06/20/2016	95	96	2.03%	Amount (000's) Value (000's)
7.05%, 06/20/2036	15	19	Aerospace & Defense - 0.05%
T-Mobile USA Inc			B/E Aerospace Inc, Term Loan B
6.00%, 03/01/2023	60	61	4.00%, 11/19/2021(c)	$131	$132
6.13%, 01/15/2022	20	21
6.25%, 04/01/2021	675	709
6.50%, 01/15/2024	30	31	Automobile Manufacturers - 0.02%
6.50%, 01/15/2026	95	99	FCA US LLC, Term Loan B
6.63%, 04/28/2021	85	89	3.50%, 05/24/2017(c)	17	17
Verizon Communications Inc			Navistar Inc, Term Loan B
1.35%, 06/09/2017	410	411	6.50%, 08/06/2020(c)	45	41
2.38%, 09/14/2018(c)	750	768			$58
2.63%, 02/21/2020	11	11	Building Materials - 0.07%
4.52%, 09/15/2048	326	327	Builders FirstSource Inc, Term Loan B
5.01%, 08/21/2054	421	422	6.00%, 07/22/2022(c)	65	64
5.15%, 09/15/2023	270	312	GYP Holdings III Corp, Term Loan B
6.25%, 04/01/2037	25	29	4.75%, 03/26/2021(c)	88	83
VimpelCom Holdings BV			7.75%, 03/25/2022(c)	50	44
7.50%, 03/01/2022(b)	250	263
Vodafone Group PLC					$191
2.50%, 09/26/2022	360	352	Chemicals - 0.18%
Wind Acquisition Finance SA			A Schulman Inc, Term Loan B
7.38%, 04/23/2021(b)	290	263	4.00%, 05/11/2022(c)	59	58
		$8,179	Aruba Investments Inc, Term Loan B
			4.50%, 02/02/2022(c)	15	14
Transportation - 0.73%			Axiall Holdco Inc, Term Loan B
Burlington Northern Santa Fe LLC			4.00%, 02/25/2022(c)	40	40
4.90%, 04/01/2044	95	108	Emerald Performance Materials LLC, Term
CSX Corp			Loan
3.70%, 10/30/2020	320	340	7.75%, 07/22/2022(c)	140	127
3.95%, 05/01/2050	170	155	Ineos US Finance LLC, Term Loan B
5.50%, 04/15/2041	85	98	3.75%, 12/15/2020(c)	176	173
6.25%, 03/15/2018	200	218	Methanol Holdings Trinidad Ltd, Term Loan
7.38%, 02/01/2019	170	196	B
Eletson Holdings Inc			4.25%, 06/16/2022(c)	113	100
9.63%, 01/15/2022(b)	110	86
FedEx Corp					$512
4.75%, 11/15/2045	345	365	Computers - 0.02%
Hornbeck Offshore Services Inc			Oberthur Technologies of America Corp,
5.00%, 03/01/2021	65	39	Term Loan B2
Navios Maritime Acquisition Corp / Navios			4.50%, 10/18/2019(c)	75	74
Acquisition Finance US Inc
8.13%, 11/15/2021(b)	190	126
			Consumer Products - 0.04%
Navios Maritime Holdings Inc / Navios			Dell International LLC, Term Loan B2
Maritime Finance II US Inc			4.00%, 04/29/2020(c)	121	121
7.38%, 01/15/2022(b)	140	50
Navios South American Logistics Inc / Navios
Logistics Finance US Inc			Diversified Financial Services - 0.03%
7.25%, 05/01/2022(b)	185	119	Delos Finance Sarl, Term Loan B
Union Pacific Corp			3.50%, 02/26/2021(c)	85	85
3.88%, 02/01/2055	75	70
4.38%, 11/15/2065	120	119
		$2,089	Entertainment - 0.26%
			CCM Merger Inc, Term Loan B
			4.50%, 07/30/2021(c)	163	162
			Eldorado Resorts Inc, Term Loan B
			4.25%, 07/15/2022(c)	64	64

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Entertainment (continued)			Media (continued)
Lions Gate Entertainment Corp, Term Loan			Univision Communications Inc, Term Loan
B			C3
5.00%, 03/11/2022(c)	$140	$136	4.00%, 03/01/2020(c)	$24	$24
Peninsula Gaming LLC, Term Loan B			Univision Communications Inc, Term Loan
4.25%, 11/30/2017(c)	83	82	C4
WMG Acquisition Corp, Term Loan B			4.00%, 03/01/2020(c)	74	73
3.75%, 07/07/2020(c)	302	298	WideOpenWest Finance LLC, Term Loan B
		$742	4.50%, 04/01/2019(c)	19	19

Food- 0.03%					$156
B&G Foods Inc, Term Loan B			Mining - 0.03%
3.89%, 10/21/2022(c)	34	34	FMG Resources August 2006 Pty Ltd, Term
JBS USA LLC, Term Loan B			Loan B
4.00%, 08/18/2022(c)	25	25	4.25%, 06/30/2019(c)	90	76
Pinnacle Foods Finance LLC, Term Loan I
3.75%, 01/13/2023(c)	40	40
			Oil & Gas - 0.03%
		$99	Drillships Financing Holding Inc, Term Loan
Forest Products & Paper - 0.12%			B1
Caraustar Industries Inc, Term Loan B			6.00%, 03/31/2021(c)	67	24
8.00%, 04/26/2019(c)	85	82	Seadrill Operating LP, Term Loan B
8.00%, 05/01/2019(c)	175	170	4.00%, 02/12/2021(c)	131	57
NewPage Corp, DIP Term Loan					$81
11.00%, 07/26/2017(c)	60	51
NewPage Corp, Term Loan B			Oil & Gas Services - 0.09%
9.50%, 02/05/2021(c)	359	52	Navios Maritime Midstream Partners LP,
			Term Loan B
		$355	5.50%, 06/15/2020(c)	268	235
Healthcare - Products - 0.05%			Seventy Seven Operating LLC, Term Loan B
Kinetic Concepts Inc, Term Loan E1			3.75%, 06/17/2021(c)	29	19
4.50%, 05/04/2018(c)	62	62			$254
Mallinckrodt International Finance SA, Term
Loan B1			Packaging & Containers - 0.03%
3.25%, 03/19/2021(c)	85	82	Berry Plastics Group Inc, Term Loan F
			4.03%, 09/16/2022(c)	39	39
		$144	SIG Combibloc PurchaseCo Sarl, Term Loan
Healthcare - Services - 0.21%			B
Acadia Healthcare Co Inc, Term Loan B2			4.25%, 03/11/2022(c)	54	54
4.50%, 02/04/2023(c)	20	20			$93
DaVita HealthCare Partners Inc, Term Loan
B			Pharmaceuticals - 0.12%
3.50%, 06/18/2021(c)	44	44	DPx Holdings BV, Term Loan B
			4.25%, 01/22/2021(c)	63	61
Lantheus Medical Imaging Inc, Term Loan B
7.00%, 06/24/2022(c)	228	196	Endo Luxembourg Finance I Co Sarl, Term
			Loan B
MPH Acquisition Holdings LLC, Term Loan			3.75%, 06/24/2022(c)	45	44
B
3.75%, 03/19/2021(c)	76	75	Grifols Worldwide Operations USA Inc, Term
			Loan B
Radnet Management Inc, Term Loan B			3.43%, 03/05/2021(c)	83	82
4.29%, 10/10/2018(c)	14	14
8.00%, 03/25/2021(c)	270	248	Valeant Pharmaceuticals International Inc,
			Term Loan BE1
		$597	3.75%, 08/05/2020(c)	107	101
Insurance - 0.05%			Valeant Pharmaceuticals International Inc,
Asurion LLC, Term Loan			Term Loan BF1
8.50%, 02/19/2021(c)	65	61	4.00%, 04/01/2022(c)	50	47
Asurion LLC, Term Loan B1					$335
5.00%, 05/24/2019(c)	32	31
Asurion LLC, Term Loan B2			REITS- 0.08%
4.25%, 06/19/2020(c)	51	49	iStar Inc, Term Loan A2
			7.00%, 03/19/2017(c)	241	239
		$141

Internet - 0.03%			Retail - 0.18%
Zayo Group LLC, Term Loan B
3.75%, 05/06/2021(c)	90	90	Academy Ltd, Term Loan B
			5.00%, 06/16/2022(c)	146	139
			Dollar Tree Inc, Term Loan B2
Lodging - 0.03%			4.19%, 07/06/2022(c)	155	155
Hilton Worldwide Finance LLC, Term Loan			Michaels Stores Inc, Term Loan B
B			4.00%, 01/20/2028(c)	126	125
3.50%, 09/23/2020(c)	95	95	PetSmart Inc, Term Loan B
			4.25%, 03/11/2022(c)	94	94

Media- 0.05%					$513
CCO Safari III LLC, Term Loan I
3.50%, 01/23/2023(c)	40	40

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Semiconductors - 0.09%			Federal National Mortgage Association (FNMA) (continued)
Avago Technologies Cayman Finance Ltd,			2.50%, 03/01/2030	$896	$923
Term Loan B1			3.00%, 10/01/2030	2,432	2,550
4.25%, 11/11/2022(c)	$85	$84	3.00%, 04/01/2031(g)	750	783
NXP BV, Term Loan B			3.00%, 03/01/2034	621	648
3.75%, 11/05/2020(c)	170	170	3.00%, 11/01/2042	1,148	1,182
		$254	3.00%, 04/01/2043(g)	3,450	3,539
			3.00%, 05/01/2043	274	281
Software - 0.05%			3.50%, 04/01/2030	657	702
Activision Blizzard Inc, Term Loan B			3.50%, 08/01/2034	745	788
3.25%, 07/26/2020(c)	20	20
			3.50%, 01/01/2041	68	71
Evergreen Skills Lux Sarl, Term Loan			3.50%, 11/01/2042	1,380	1,464
3.75%, 04/08/2021(c)	62	60
			3.50%, 07/01/2043	520	549
First Data Corp, Term Loan B			3.50%, 07/01/2043	1,371	1,448
4.18%, 07/08/2022(c)	60	60
4.45%, 03/24/2021(c)	20	20	3.50%, 09/01/2044	3,150	3,323
			3.50%, 11/01/2044	2,577	2,717
		$160	3.50%, 04/01/2046(g)	3,225	3,381
Telecommunications - 0.06%			4.00%, 10/01/2019	41	42
Altice Financing SA, Delay-Draw Term Loan			4.00%, 08/01/2020	199	208
DD			4.00%, 03/01/2034	699	757
5.50%, 07/03/2019(c)	91	91	4.00%, 11/01/2040	2,320	2,507
T-Mobile USA Inc, Term Loan B			4.00%, 05/01/2045	714	770
3.50%, 11/03/2022(c)	80	80	4.00%, 04/01/2046(g)	1,350	1,442
		$171	4.50%, 07/01/2025	97	105
			4.50%, 04/01/2039	1,265	1,376
Trucking & Leasing - 0.03%			4.50%, 11/01/2040	1,447	1,585
Fly Funding II Sarl, Term Loan			4.50%, 09/01/2041	386	421
3.50%, 08/09/2019(c)	81	80	4.50%, 12/01/2044	282	307
			5.00%, 02/01/2035	271	301
TOTAL SENIOR FLOATING RATE INTERESTS		$5,848	5.00%, 06/01/2040	25	28
U.S. GOVERNMENT & GOVERNMENT	Principal		5.00%, 10/01/2041	372	413
AGENCY OBLIGATIONS - 36.16%	Amount (000's) Value (000's)		5.50%, 06/01/2019	30	31
Federal Home Loan Mortgage Corporation (FHLMC) -			5.50%, 07/01/2019	17	18
3.14%			5.50%, 07/01/2019	8	8
2.75%, 02/01/2037(c)	$24	$25	5.50%, 08/01/2019	23	24
2.86%, 02/01/2034(c)	3	4	5.50%, 08/01/2019	5	5
3.50%, 10/01/2045	834	879	5.50%, 10/01/2019	44	47
3.50%, 04/01/2046(g)	800	837	5.50%, 10/01/2019	33	35
4.00%, 02/01/2044	556	597	5.50%, 12/01/2022	37	41
4.00%, 10/01/2044	784	841	5.50%, 07/01/2033	426	477
4.00%, 12/01/2045	992	1,061	5.50%, 04/01/2035	49	56
4.00%, 01/01/2046	1,494	1,598	5.50%, 08/01/2036	860	969
4.50%, 07/01/2024	47	51	5.50%, 02/01/2037	15	17
5.00%, 05/01/2018	81	83	5.50%, 05/01/2040	82	92
5.00%, 06/01/2031	217	240	6.00%, 05/01/2031	4	5
5.00%, 10/01/2035	76	84	6.00%, 07/01/2035	261	299
5.00%, 06/01/2041	2,064	2,302	6.00%, 02/01/2037	242	276
6.00%, 03/01/2031	17	19	6.00%, 02/01/2038	111	128
6.00%, 06/01/2032	39	45	6.50%, 03/01/2032	11	12
6.00%, 10/01/2032	25	29	6.50%, 07/01/2037	52	63
6.00%, 01/01/2038	116	135	6.50%, 07/01/2037	74	90
6.50%, 03/01/2029	6	7	6.50%, 02/01/2038	55	65
6.50%, 05/01/2029	9	10	6.50%, 03/01/2038	28	32
6.50%, 04/01/2031	4	5	6.50%, 09/01/2038	283	325
6.50%, 02/01/2032	9	10	7.00%, 02/01/2032	17	19
6.50%, 05/01/2032	8	9			$39,678
6.50%, 05/01/2032	14	16	Government National Mortgage Association (GNMA) -
6.50%, 04/01/2035	12	13	7.32%
7.00%, 12/01/2029	22	24	1.50%, 07/20/2043(c)	401	407
7.00%, 06/01/2030	4	5	3.00%, 02/15/2043	658	683
7.00%, 12/01/2030	4	4	3.00%, 04/01/2043	1,500	1,554
7.00%, 01/01/2031	4	4	3.00%, 07/20/2044	1,016	1,054
7.00%, 01/01/2031	1	1	3.00%, 01/20/2046	697	723
7.00%, 02/01/2031	3	3	3.50%, 10/15/2042	76	81
7.00%, 12/01/2031	36	37	3.50%, 04/01/2043	7,175	7,583
7.50%, 04/01/2030	5	6	4.00%, 02/15/2042	262	283
7.50%, 09/01/2030	2	2	4.00%, 01/20/2046	648	694
7.50%, 03/01/2031	15	17	4.00%, 04/01/2046	600	641
8.00%, 09/01/2030	37	40	4.00%, 04/01/2046(g)	2,750	2,940
		$9,043	4.50%, 09/15/2039	1,054	1,176
Federal National Mortgage Association (FNMA) - 13.78%			4.50%, 11/15/2040	222	246
2.34%, 07/01/2034 (c)	3	3	4.50%, 07/20/2045	797	856
2.50%, 04/01/2028(g)	1,880	1,930	5.00%, 02/15/2034	427	478

See accompanying notes.

     Schedule of Investments Bond & Mortgage Securities Account March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT		Principal		(h) Security or a portion of the security was pledged to cover margin
AGENCY OBLIGATIONS (continued)		Amount (000's)	Value (000's)	requirements for futures contracts. At the end of the period, the value of
Government National Mortgage Association (GNMA)				these securities totaled $276 or 0.10% of net assets.
(continued)				(i) Security or a portion of the security was pledged to cover margin
	5.00%, 10/15/2034	$154	$172	requirements for swap and/or swaption contracts. At the end of the period,
	5.00%, 10/20/2039	99	109	the value of these securities totaled $790 or 0.27% of net assets.
	5.00%, 07/20/2040	48	52
	5.00%, 02/15/2042	184	205
	5.50%, 12/20/2033	210	238
	5.50%, 05/20/2035	23	26	Portfolio Summary (unaudited)
	6.00%, 01/20/2029	39	45	Sector	Percent
	6.00%, 07/20/2029	7	8	Mortgage Securities	31.70%
	6.00%, 12/15/2033	35	41	Financial	14.86%
	6.00%, 12/20/2036	119	135	Asset Backed Securities	13.73%
	6.50%, 03/20/2028	6	7	Government	12.77%
	6.50%, 05/20/2029	6	7	Consumer, Non-cyclical	7.70%
	6.50%, 12/15/2032	525	604	Communications	5.69%
	7.00%, 03/15/2031	14	16	Consumer, Cyclical	5.09%
	7.50%, 05/15/2029	19	19	Energy	4.14%
	8.00%, 12/15/2030	9	11	Industrial	3.78%
			$21,094	Utilities	3.34%
				Exchange Traded Funds	1.91%
U.S. Treasury - 10.78%				Basic Materials	1.80%
	0.50%, 11/30/2016	445	445	Technology	1.77%
	0.63%, 08/15/2016	1,020	1,021	Diversified	0.03%
	0.88%, 04/30/2017(h)	850	852	Liabilities in Excess of Other Assets, Net	(8.31)%
	0.88%, 07/15/2018	1,125	1,127	TOTAL NET ASSETS	100.00%
	1.00%, 08/31/2016	300	301
	1.38%, 01/31/2020	5,825	5,892
	1.38%, 03/31/2020	250	253
	1.38%, 04/30/2020	300	303
	1.75%, 09/30/2019(i)	4,800	4,925
	1.75%, 04/30/2022	60	61
	1.88%, 11/30/2021	2,550	2,619
	2.00%, 05/31/2021	720	746
	2.00%, 10/31/2021	540	558
	2.00%, 02/15/2025	1,300	1,328
	2.13%, 12/31/2022	800	831
	2.13%, 05/15/2025	750	773
	2.63%, 01/31/2018	1,700	1,758
	2.88%, 08/15/2045	675	710
	3.00%, 11/15/2044	1,450	1,565
	3.00%, 05/15/2045	190	205
	3.00%, 11/15/2045	2,000	2,159
	3.13%, 02/15/2042	590	656
	3.13%, 08/15/2044	70	78
	3.75%, 11/15/2043	1,500	1,863
			$31,029

U.S. Treasury Inflation-Indexed Obligations - 1.14%
	0.13%, 04/15/2019	162	165
	0.13%, 01/15/2022	356	361
	0.25%, 01/15/2025	2,726	2,749
			$3,275
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$104,119
Total Investments			$311,867
Liabilities in Excess of Other Assets, Net - (8.31)%			$(23,924)
TOTAL NET ASSETS - 100.00%			$287,943

(a)	Perpetual security. Perpetual securities pay an indefinite stream of
	interest, but they may be called by the issuer at an earlier date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of
	1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. At the end of the
	period, the value of these securities totaled $46,221 or 16.05% of net
	assets.
(c)	Variable Rate. Rate shown is in effect at March 31, 2016.
(d)	Security purchased on a when-issued basis.
(e)	Non-Income Producing Security
(f)	Payment in kind; the issuer has the option of paying additional securities
	in lieu of cash.
(g)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
	Notes to Financial Statements for additional information.

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2016 (unaudited)

Exchange Cleared Credit Default Swaps

Buy Protection
	(Pay)/				Upfront	Unrealized
	Receive	Expiration			Premiums	Appreciation/
Reference Entity	Fixed Rate	Date	Notional Amount		Paid/(Received)	(Depreciation)	Fair Value
CDX.NA.HY.25	(5.00)%	12/20/2020	$4,400		$20	$(147)	$(127)
CDX.NA.HY.25	(5.00)%	12/20/2020	4,400		(14)	(113)	(127)
Total					$6	$(260)	$(254)

Amounts in thousands

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
US 10 Year Ultra Note; June 2016	Long	23	$3,251	$		3,237	$(14)
US 2 Year Note; June 2016	Short	25	5,471			5,469	2
US 5 Year Note; June 2016	Short	1	121			121	—
US Ultra Bond; June 2016	Long	33	5,754			5,694	(60)
Total							$(72)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 7.80%	Shares Held Value (000's)				Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 7.80%
First American Government Obligations Fund	155,080,416	$155,080	Agriculture (continued)
			Reynolds American Inc	(continued)
TOTAL INVESTMENT COMPANIES		$155,080	5.85%, 08/15/2045		$390	$476
	Principal		6.88%, 05/01/2020		500	589
BONDS- 34.23%	Amount (000's) Value (000's)		8.13%, 06/23/2019		36	43
						$5,192
Advertising - 0.02%
Omnicom Group Inc			Airlines - 0.08%
4.45%, 08/15/2020	$128	$140	American Airlines 2011-1 Class A Pass
Svensk Exportkredit AB			Through Trust
5.13%, 03/01/2017	218	226	5.25%, 07/31/2022		127	134
		$366	American Airlines 2014-1 Class A Pass
			Through Trust
Aerospace & Defense - 0.32%			3.70%, 04/01/2028		377	369
Boeing Capital Corp			Continental Airlines 2010-1 Class A Pass
4.70%, 10/27/2019	33	37	Through Trust
Boeing Co/The			4.75%, 07/12/2022		37	39
5.88%, 02/15/2040	154	204	Continental Airlines 2012-2 Class A Pass
7.95%, 08/15/2024	200	272	Through Trust
Harris Corp			4.00%, 04/29/2026		179	185
4.40%, 12/15/2020	51	54	Delta Air Lines 2007-1 Class A Pass Through
L-3 Communications Corp			Trust
1.50%, 05/28/2017	250	249	6.82%, 02/10/2024		71	82
4.95%, 02/15/2021	277	291	Southwest Airlines Co
Lockheed Martin Corp			2.75%, 11/06/2019		300	309
2.50%, 11/23/2020	255	261	UAL 2009-2A Pass Through Trust
3.35%, 09/15/2021	102	108	9.75%, 01/15/2017		83	88
3.55%, 01/15/2026	225	238	United Airlines 2014-2 Class A Pass Through
3.60%, 03/01/2035	350	340	Trust
4.07%, 12/15/2042	47	47	3.75%, 03/03/2028		194	194
4.70%, 05/15/2046	345	386	US Airways 2013-1 Class A Pass Through
5.50%, 11/15/2039	220	258	Trust
6.15%, 09/01/2036	290	362	3.95%, 05/15/2027		181	186
Northrop Grumman Corp						$1,586
1.75%, 06/01/2018	500	502
3.50%, 03/15/2021	277	295	Apparel - 0.04%
Raytheon Co			NIKE Inc
3.13%, 10/15/2020	77	82	2.25%, 05/01/2023		200	205
4.88%, 10/15/2040	154	179	3.63%, 05/01/2043		200	199
United Technologies Corp			VF Corp
3.10%, 06/01/2022	1,000	1,059	6.00%, 10/15/2033		350	431
4.50%, 04/15/2020	74	82				$835
4.50%, 06/01/2042	580	628	Automobile Asset Backed Securities - 0.27%
5.38%, 12/15/2017	102	109	Ally Auto Receivables Trust 2013-2
5.70%, 04/15/2040	51	64	1.24%, 11/15/2018		500	500
6.13%, 07/15/2038	18	23	Americredit Automobile Receivables Trust
6.70%, 08/01/2028	175	229	2014-4
		$6,359	1.27%, 07/08/2019(a)		1,000	999
Agriculture - 0.26%			Capital Auto Receivables Asset Trust 2015-2
Altria Group Inc			1.39%, 09/20/2018(a)		1,000	1,000
4.00%, 01/31/2024	350	385	Carmax Auto Owner Trust 2013-2
4.50%, 05/02/2043	500	537	0.84%, 11/15/2018		300	299
4.75%, 05/05/2021	128	145	CarMax Auto Owner Trust 2013-4
5.38%, 01/31/2044	200	244	0.80%, 07/16/2018		259	259
9.25%, 08/06/2019	126	156	Fifth Third Auto Trust 2014-3
9.95%, 11/10/2038	57	100	1.47%, 05/17/2021(a)		500	501
10.20%, 02/06/2039	68	125	Honda Auto Receivables 2014-4 Owner
Archer-Daniels-Midland Co			Trust
4.48%, 03/01/2021(a)	29	32	0.99%, 09/17/2018		500	500
Philip Morris International Inc			Honda Auto Receivables Owner Trust 2014-
1.13%, 08/21/2017	100	100	3
1.25%, 11/09/2017	500	503	0.88%, 06/15/2018(a)		488	488
2.75%, 02/25/2026	270	275	Hyundai Auto Receivables Trust 2012-C
2.90%, 11/15/2021	51	54	1.06%, 06/15/2018		266	265
4.38%, 11/15/2041	51	55	World Omni Auto Receivables Trust 2013-B
4.50%, 03/26/2020	131	145	1.32%, 01/15/2020(a)		515	516
4.50%, 03/20/2042	400	430				$5,327
5.65%, 05/16/2018	25	27	Automobile Manufacturers - 0.41%
6.38%, 05/16/2038	100	134	American Honda Finance Corp
Reynolds American Inc			1.55%, 12/11/2017		350	352
4.45%, 06/12/2025	220	242	Daimler Finance North America LLC
4.85%, 09/15/2023	350	395	8.50%, 01/18/2031		102	156

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)			Banks (continued)
Ford Motor Co			Bank of Nova Scotia/The	(continued)
4.75%, 01/15/2043	$400	$401	4.50%, 12/16/2025		$500	$499
7.45%, 07/16/2031	100	130	Barclays Bank PLC
Ford Motor Credit Co LLC			5.14%, 10/14/2020		1,000	1,067
2.15%, 01/09/2018	500	499	BB&T Corp
2.24%, 06/15/2018	370	371	1.60%, 08/15/2017		200	200
2.55%, 10/05/2018	500	502	6.85%, 04/30/2019		18	21
3.34%, 03/18/2021	1,000	1,029	BNP Paribas SA
3.66%, 09/08/2024	750	757	2.38%, 09/14/2017		200	202
4.25%, 09/20/2022	200	214	2.40%, 12/12/2018		750	762
4.38%, 08/06/2023	350	373	4.25%, 10/15/2024		750	759
5.00%, 05/15/2018	200	211	5.00%, 01/15/2021		77	86
5.88%, 08/02/2021	200	229	BPCE SA
PACCAR Financial Corp			1.61%, 07/25/2017		750	749
1.40%, 11/17/2017	320	321	4.00%, 04/15/2024		250	265
Toyota Motor Credit Corp			Branch Banking & Trust Co
1.25%, 10/05/2017	400	401	2.30%, 10/15/2018		750	762
1.55%, 07/13/2018	500	505	2.85%, 04/01/2021		1,000	1,030
1.70%, 02/19/2019	500	505	Capital One Financial Corp
2.13%, 07/18/2019	500	511	2.45%, 04/24/2019		250	253
2.15%, 03/12/2020	500	511	3.20%, 02/05/2025		400	396
2.63%, 01/10/2023	100	101	3.50%, 06/15/2023		84	85
3.30%, 01/12/2022	77	83	Capital One NA/Mclean VA
		$8,162	1.50%, 09/05/2017		500	498
			Citigroup Inc
Automobile Parts & Equipment - 0.05%			1.55%, 08/14/2017		750	750
BorgWarner Inc			1.70%, 04/27/2018		1,000	996
3.38%, 03/15/2025	500	490	2.05%, 12/07/2018		1,000	1,004
Johnson Controls Inc			2.40%, 02/18/2020		200	201
1.40%, 11/02/2017	200	200	2.65%, 10/26/2020		1,000	1,009
3.75%, 12/01/2021	77	79	3.50%, 05/15/2023		600	600
5.00%, 03/30/2020	64	70	3.70%, 01/12/2026		500	513
5.25%, 12/01/2041	128	128	3.75%, 06/16/2024		500	518
		$967	4.05%, 07/30/2022		200	208
Banks- 5.75%			4.30%, 11/20/2026		500	498
Abbey National Treasury Services PLC/United			4.50%, 01/14/2022		454	497
Kingdom			4.65%, 07/30/2045		260	272
2.38%, 03/16/2020	750	750	5.50%, 09/13/2025		300	328
3.05%, 08/23/2018	500	514	5.88%, 01/30/2042		328	395
Associated Banc-Corp			6.63%, 06/15/2032		112	131
4.25%, 01/15/2025	500	508	8.13%, 07/15/2039		127	188
Australia & New Zealand Banking Group			Citizens Bank NA/Providence RI
Ltd/New York NY			1.60%, 12/04/2017		500	497
1.25%, 06/13/2017	400	400	Commonwealth Bank of Australia/New York
1.50%, 01/16/2018	500	501	NY
Bank of America Corp			2.05%, 03/15/2019		500	506
1.95%, 05/12/2018	460	461	2.30%, 03/12/2020		750	758
2.00%, 01/11/2018	500	502	2.50%, 09/20/2018		200	204
2.25%, 04/21/2020	160	158	Cooperatieve Rabobank UA
2.60%, 01/15/2019	750	763	3.88%, 02/08/2022		328	350
3.30%, 01/11/2023	300	303	3.95%, 11/09/2022		300	307
3.95%, 04/21/2025	830	826	4.50%, 01/11/2021		51	56
4.13%, 01/22/2024	1,000	1,059	5.25%, 05/24/2041		500	597
4.88%, 04/01/2044	500	545	5.25%, 08/04/2045		500	541
5.63%, 07/01/2020	380	427	Cooperatieve Rabobank UA/NY
5.65%, 05/01/2018	455	488	2.25%, 01/14/2020		300	303
5.70%, 01/24/2022	580	666	Credit Suisse AG/New York NY
5.88%, 02/07/2042	228	276	1.38%, 05/26/2017		1,300	1,296
6.00%, 09/01/2017	265	280	3.63%, 09/09/2024		400	406
6.88%, 04/25/2018	205	225	5.40%, 01/14/2020		200	217
7.63%, 06/01/2019	300	349	Credit Suisse Group Funding Guernsey Ltd
7.75%, 05/14/2038	750	1,025	3.75%, 03/26/2025		750	717
Bank of America NA			4.88%, 05/15/2045		500	476
6.10%, 06/15/2017	1,000	1,046	Deutsche Bank AG
Bank of Montreal			4.10%, 01/13/2026		500	493
1.40%, 04/10/2018	750	749	Discover Bank/Greenwood DE
1.45%, 04/09/2018	300	300	2.00%, 02/21/2018		200	199
Bank of Nova Scotia/The			4.25%, 03/13/2026		500	503
1.45%, 04/25/2018	300	300	Fifth Third Bancorp
2.35%, 10/21/2020	500	506	8.25%, 03/01/2038		385	561
2.45%, 03/22/2021	500	504

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Banks (continued)
Fifth Third Bank/Cincinnati OH			KFW (continued)
2.30%, 03/15/2019	$300	$303	1.88%, 11/30/2020	$500	$509
3.85%, 03/15/2026	500	512	2.00%, 05/02/2025	880	878
Goldman Sachs Group Inc/The			2.63%, 01/25/2022	1,257	1,324
2.55%, 10/23/2019	1,000	1,015	2.75%, 09/08/2020	300	317
2.75%, 09/15/2020	500	507	4.00%, 01/27/2020	847	928
3.50%, 01/23/2025	1,000	1,009	4.38%, 03/15/2018	295	314
4.25%, 10/21/2025	750	763	4.50%, 07/16/2018	102	110
4.75%, 10/21/2045	360	376	4.88%, 06/17/2019	282	314
5.25%, 07/27/2021	502	565	Korea Development Bank/The
5.38%, 03/15/2020	500	555	2.50%, 03/11/2020	500	511
5.75%, 01/24/2022	228	263	2.88%, 08/22/2018	350	360
6.15%, 04/01/2018	821	888	Landwirtschaftliche Rentenbank
6.25%, 09/01/2017	1,110	1,181	0.88%, 09/12/2017	200	200
6.25%, 02/01/2041	700	870	1.75%, 04/15/2019	350	356
6.45%, 05/01/2036	351	407	2.00%, 01/13/2025	300	300
HSBC Holdings PLC			2.38%, 09/13/2017	200	204
3.40%, 03/08/2021	345	352	Lloyds Bank PLC
4.00%, 03/30/2022	128	135	1.75%, 03/16/2018	750	749
4.25%, 03/14/2024	500	505	2.35%, 09/05/2019	400	404
4.30%, 03/08/2026	445	460	6.38%, 01/21/2021	51	60
5.10%, 04/05/2021	728	801	Lloyds Banking Group PLC
6.10%, 01/14/2042	154	192	4.58%, 12/10/2025(c)	1,000	980
6.50%, 05/02/2036	400	467	Manufacturers & Traders Trust Co
6.50%, 09/15/2037	500	587	2.10%, 02/06/2020	200	199
HSBC USA Inc			Morgan Stanley
1.50%, 11/13/2017	400	399	2.80%, 06/16/2020	1,000	1,018
1.63%, 01/16/2018	300	300	3.75%, 02/25/2023	1,200	1,250
2.63%, 09/24/2018	200	203	5.00%, 11/24/2025	500	541
2.75%, 08/07/2020	500	502	5.55%, 04/27/2017	690	719
Huntington National Bank/The			5.63%, 09/23/2019	1,321	1,470
2.20%, 11/06/2018	500	501	5.75%, 01/25/2021	1,050	1,202
Industrial & Commercial Bank of China			6.25%, 08/28/2017	375	398
Ltd/New York			6.38%, 07/24/2042	600	787
2.35%, 11/13/2017	400	403	MUFG Union Bank NA
JPMorgan Chase & Co			2.25%, 05/06/2019	400	402
1.63%, 05/15/2018	300	301	National Australia Bank Ltd/New York
1.85%, 03/22/2019	500	502	2.30%, 07/25/2018	400	406
2.25%, 01/23/2020	670	675	Northern Trust Corp
2.55%, 10/29/2020	1,000	1,013	3.95%, 10/30/2025	500	539
2.75%, 06/23/2020	1,000	1,024	Oesterreichische Kontrollbank AG
3.13%, 01/23/2025	1,000	1,004	1.38%, 02/10/2020	250	250
3.20%, 01/25/2023	1,000	1,026	1.50%, 10/21/2020	160	160
3.25%, 09/23/2022	300	313	1.88%, 01/20/2021	1,000	1,014
3.30%, 04/01/2026	500	504	PNC Bank NA
3.38%, 05/01/2023	400	402	1.60%, 06/01/2018	750	752
3.88%, 09/10/2024	500	513	1.95%, 03/04/2019	350	353
4.40%, 07/22/2020	162	176	2.25%, 07/02/2019	1,000	1,016
4.50%, 01/24/2022	257	284	3.80%, 07/25/2023	400	422
4.63%, 05/10/2021	257	285	PNC Funding Corp
4.95%, 03/25/2020	57	63	4.38%, 08/11/2020	51	56
5.40%, 01/06/2042	102	122	5.13%, 02/08/2020	25	28
5.60%, 07/15/2041	154	189	6.70%, 06/10/2019	25	29
5.63%, 08/16/2043	350	403	Royal Bank of Canada
6.30%, 04/23/2019	800	905	1.25%, 06/16/2017	400	400
6.40%, 05/15/2038	200	266	2.15%, 03/06/2020	750	764
JPMorgan Chase Bank NA			2.20%, 07/27/2018	400	406
6.00%, 10/01/2017	1,000	1,062	2.35%, 10/30/2020	500	506
KeyBank NA/Cleveland OH			Santander Bank NA
2.25%, 03/16/2020	200	200	2.00%, 01/12/2018	300	297
2.50%, 12/15/2019	500	506	Santander Holdings USA Inc
KeyCorp			4.50%, 07/17/2025	750	771
5.10%, 03/24/2021	102	113	Santander UK Group Holdings PLC
KFW			2.88%, 10/16/2020	1,000	995
0.00%, 04/18/2036(b)	380	215	Skandinaviska Enskilda Banken AB
0.75%, 03/17/2017	1,350	1,349	2.63%, 03/15/2021	500	506
1.00%, 01/26/2018	500	501	Societe Generale SA
1.13%, 11/16/2018	500	501	2.63%, 10/01/2018	300	305
1.63%, 03/15/2021	670	672	State Street Corp
1.75%, 10/15/2019	750	762	2.55%, 08/18/2020	180	185
1.88%, 04/01/2019	250	255	3.10%, 05/15/2023	300	303

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Beverages (continued)
State Street Corp (continued)			Anheuser-Busch InBev Worldwide
3.55%, 08/18/2025	$200	$213	Inc (continued)
5.38%, 04/30/2017	18	19	8.20%, 01/15/2039	$51	$77
Sumitomo Mitsui Banking Corp			Coca-Cola Co/The
1.75%, 01/16/2018	300	301	0.88%, 10/27/2017	500	501
2.50%, 07/19/2018	300	304	1.15%, 04/01/2018	500	503
3.20%, 07/18/2022	100	103	1.65%, 03/14/2018	200	203
3.65%, 07/23/2025	500	524	2.88%, 10/27/2025	500	520
Sumitomo Mitsui Financial Group Inc			3.15%, 11/15/2020	528	567
2.93%, 03/09/2021	500	510	Coca-Cola Femsa SAB de CV
3.78%, 03/09/2026	500	515	2.38%, 11/26/2018	400	406
SunTrust Bank/Atlanta GA			Diageo Capital PLC
2.75%, 05/01/2023	200	196	1.50%, 05/11/2017	200	201
Svenska Handelsbanken AB			4.83%, 07/15/2020	51	57
2.25%, 06/17/2019	500	508	5.88%, 09/30/2036	139	172
Toronto-Dominion Bank/The			Diageo Investment Corp
1.13%, 05/02/2017	215	215	2.88%, 05/11/2022	200	209
1.63%, 03/13/2018	750	754	Dr Pepper Snapple Group Inc
2.50%, 12/14/2020	1,000	1,018	2.60%, 01/15/2019	277	283
2.63%, 09/10/2018	350	358	Pepsi Bottling Group Inc/The
UBS AG/Stamford CT			7.00%, 03/01/2029	300	418
1.38%, 08/14/2017	890	888	PepsiCo Inc
US Bancorp			2.15%, 10/14/2020	500	513
1.65%, 05/15/2017	205	206	2.75%, 03/05/2022	593	622
1.95%, 11/15/2018	101	103	3.13%, 11/01/2020	128	136
2.95%, 07/15/2022	200	205	4.25%, 10/22/2044	500	534
3.00%, 03/15/2022	128	134	4.45%, 04/14/2046	500	558
4.13%, 05/24/2021	77	85	4.50%, 01/15/2020	51	57
Wachovia Corp			4.88%, 11/01/2040	128	144
5.75%, 02/01/2018	280	301	5.00%, 06/01/2018	300	325
Wells Fargo & Co			5.50%, 01/15/2040	51	63
1.15%, 06/02/2017	650	651	7.90%, 11/01/2018	158	184
1.50%, 01/16/2018	300	302			$15,845
2.10%, 05/08/2017	450	455
2.13%, 04/22/2019	1,000	1,016	Biotechnology - 0.44%
3.00%, 02/19/2025	890	897	Amgen Inc
3.45%, 02/13/2023	200	205	1.25%, 05/22/2017	1,000	1,002
3.50%, 03/08/2022	180	192	2.13%, 05/15/2017	85	86
3.90%, 05/01/2045	1,000	1,000	4.10%, 06/15/2021	501	546
4.60%, 04/01/2021	102	113	5.15%, 11/15/2041	77	85
4.90%, 11/17/2045	500	537	5.38%, 05/15/2043	600	683
5.38%, 02/07/2035	500	604	5.70%, 02/01/2019	12	13
Wells Fargo Bank NA			5.75%, 03/15/2040	25	29
5.95%, 08/26/2036	750	924	5.85%, 06/01/2017	279	294
6.60%, 01/15/2038	250	331	6.40%, 02/01/2039	262	328
Wells Fargo Capital X			6.90%, 06/01/2038	90	117
5.95%, 12/01/2086	200	204	Biogen Inc
Westpac Banking Corp			4.05%, 09/15/2025	240	256
1.20%, 05/19/2017	500	500	5.20%, 09/15/2045	500	555
1.95%, 11/23/2018	500	504	Celgene Corp
2.60%, 11/23/2020	500	510	2.30%, 08/15/2018	110	112
4.88%, 11/19/2019	225	248	2.88%, 08/15/2020	500	515
		$114,207	3.88%, 08/15/2025	450	473
			3.95%, 10/15/2020	400	429
Beverages - 0.80%			4.63%, 05/15/2044	350	357
Anheuser-Busch Cos LLC			Gilead Sciences Inc
5.50%, 01/15/2018	90	97	2.55%, 09/01/2020	600	618
6.50%, 02/01/2043	500	645	3.50%, 02/01/2025	750	791
Anheuser-Busch InBev Finance Inc			4.40%, 12/01/2021	77	86
1.90%, 02/01/2019	1,065	1,080	4.60%, 09/01/2035	500	543
2.65%, 02/01/2021	914	939	4.75%, 03/01/2046	180	197
3.65%, 02/01/2026	2,290	2,408	4.80%, 04/01/2044	500	547
4.70%, 02/01/2036	500	540			$8,662
4.90%, 02/01/2046	750	838
Anheuser-Busch InBev Worldwide Inc			Building Materials - 0.05%
2.50%, 07/15/2022	300	303	Owens Corning
3.75%, 07/15/2042	100	95	4.20%, 12/15/2022	1,000	1,013
5.00%, 04/15/2020	38	43
5.38%, 01/15/2020	68	77	Chemicals - 0.46%
6.38%, 01/15/2040	251	320	Agrium Inc
6.88%, 11/15/2019	551	650	4.90%, 06/01/2043	200	190
7.75%, 01/15/2019	478	557	6.13%, 01/15/2041	250	274

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Chemicals (continued)			Commercial Mortgage Backed Securities (continued)
Airgas Inc			Citigroup Commercial Mortgage Trust 2013-
2.38%, 02/15/2020	$200	$201	GC15
Albemarle Corp			4.37%, 09/10/2046	$1,000	$1,117
5.45%, 12/01/2044	150	144	COMM 2007-C9 Mortgage Trust
CF Industries Inc			5.81%, 12/10/2049(a)	574	596
5.15%, 03/15/2034	500	471	COMM 2013-CCRE8 Mortgage Trust
6.88%, 05/01/2018	100	109	3.61%, 06/10/2046	500	536
7.13%, 05/01/2020	100	114	COMM 2013-LC6 Mortgage Trust
Dow Chemical Co/The			2.94%, 01/10/2046	500	516
4.13%, 11/15/2021	201	219	COMM 2014-LC15 Mortgage Trust
4.38%, 11/15/2042	200	192	2.84%, 04/10/2047	1,000	1,031
7.38%, 11/01/2029	850	1,090	COMM 2014-UBS3 Mortgage Trust
8.55%, 05/15/2019	481	572	3.82%, 06/10/2047	500	537
9.40%, 05/15/2039	51	77	COMM 2015-DC1 Mortgage Trust
Eastman Chemical Co			3.35%, 02/10/2048(a)	1,000	1,040
2.70%, 01/15/2020	400	408	COMM 2015-LC19 Mortgage Trust
3.60%, 08/15/2022	100	104	3.18%, 02/10/2048(a)	1,000	1,034
4.50%, 01/15/2021	51	55	Commercial Mortgage Loan Trust 2008-LS1
4.80%, 09/01/2042	100	95	6.10%, 12/10/2049(a)	60	63
Ecolab Inc			Commercial Mortgage Pass Through
1.45%, 12/08/2017	300	300	Certificates
4.35%, 12/08/2021	102	113	2.82%, 10/15/2045(a)	500	515
5.50%, 12/08/2041	307	352	3.15%, 02/10/2047	500	515
EI du Pont de Nemours & Co			Commercial Mortgage Trust 2007-GG11
2.80%, 02/15/2023	200	201	5.74%, 12/10/2049	308	320
4.15%, 02/15/2043	100	94	Commercial Mortgage Trust 2007-GG9
4.25%, 04/01/2021	177	194	5.44%, 03/10/2039(a)	183	187
4.63%, 01/15/2020	25	27	CSAIL Commercial Mortgage Trust
6.00%, 07/15/2018	200	220	2.97%, 04/15/2050(a)	1,000	1,039
LYB International Finance BV			Fannie Mae-Aces
5.25%, 07/15/2043	500	518	2.50%, 04/25/2023(a)	855	874
LyondellBasell Industries NV			2.53%, 09/25/2024	1,000	1,016
5.00%, 04/15/2019	300	321	2.72%, 02/25/2022	1,000	1,039
5.75%, 04/15/2024	100	116	3.12%, 08/25/2024(a)	990	1,051
Methanex Corp			3.46%, 01/25/2024(a)	700	751
3.25%, 12/15/2019	300	279	FHLMC Multifamily Structured Pass Through
Monsanto Co			Certificates
1.85%, 11/15/2018	280	279	2.08%, 12/25/2019(a)	359	364
5.88%, 04/15/2038	317	352	2.87%, 12/25/2021	540	571
Mosaic Co/The			3.02%, 02/25/2023(a)	381	401
4.25%, 11/15/2023	146	153	3.06%, 07/25/2023(a)	750	799
Potash Corp of Saskatchewan Inc			3.06%, 12/25/2024	500	530
3.63%, 03/15/2024	500	504	3.31%, 05/25/2023(a)	810	878
4.88%, 03/30/2020	51	55	3.32%, 02/25/2023(a)	1,000	1,083
PPG Industries Inc			3.53%, 10/25/2023	1,050	1,152
3.60%, 11/15/2020	251	263	4.18%, 12/25/2020(a)	850	947
Praxair Inc			GS Mortgage Securities Corp II
2.20%, 08/15/2022	300	300	2.77%, 11/10/2045	500	509
Valspar Corp/The			GS Mortgage Securities Trust 2007-GG10
4.40%, 02/01/2045	300	282	5.79%, 08/10/2045(a)	452	466
		$9,238	GS Mortgage Securities Trust 2012-GC6
			3.48%, 01/10/2045	274	291
Commercial Mortgage Backed Securities - 1.77%			GS Mortgage Securities Trust 2014-GC18
Banc of America Commercial Mortgage Trust			3.80%, 01/10/2047(a)	500	537
2006-3			JP Morgan Chase Commercial Mortgage
5.89%, 07/10/2044	7	7	Securities Trust 2006-CIBC17
Banc of America Commercial Mortgage Trust			5.43%, 12/12/2043	246	249
2008-1
6.22%, 02/10/2051(a)	31	33	JP Morgan Chase Commercial Mortgage
			Securities Trust 2006-LDP7
Bear Stearns Commercial Mortgage Securities			5.94%, 04/17/2045(a)	257	258
Trust 2006-PWR12
5.80%, 09/11/2038(a)	7	7	JP Morgan Chase Commercial Mortgage
			Securities Trust 2006-LDP8
Bear Stearns Commercial Mortgage Securities			5.44%, 05/15/2045(a)	17	17
Trust 2006-PWR13			JP Morgan Chase Commercial Mortgage
5.54%, 09/11/2041	84	84	Securities Trust 2006-LDP9
CD 2006-CD3 Mortgage Trust			5.34%, 05/15/2047	316	320
5.62%, 10/15/2048	52	52	JP Morgan Chase Commercial Mortgage
Citigroup Commercial Mortgage Trust 2013-			Securities Trust 2007-LDP12
GC11			5.88%, 02/15/2051	1,000	1,033
0.75%, 04/10/2046	186	185

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Services (continued)
JP Morgan Chase Commercial Mortgage				Moody's Corp
Securities Trust 2011-C5				5.25%, 07/15/2044	$500	$556
4.17%, 08/15/2046		$257	$283	University of Southern California
JPMBB Commercial Mortgage Securities				5.25%, 10/01/2111	30	36
Trust 2013-C15				Verisk Analytics Inc
4.13%, 11/15/2045(a)		500	553	4.00%, 06/15/2025	500	503
JPMBB Commercial Mortgage Securities				Western Union Co/The
Trust 2014-C22				5.25%, 04/01/2020	25	27
3.80%, 09/15/2047		1,000	1,076	Yale University
LB Commercial Mortgage Trust 2007-C3				2.09%, 04/15/2019	400	410
5.90%, 07/15/2044(a)		61	63			$2,333
LB-UBS Commercial Mortgage Trust 2007-
C6				Computers - 0.56%
5.86%, 07/15/2040(a)		34	35	Apple Inc
Merrill Lynch Mortgage Trust 2007-C1				1.00%, 05/03/2018	300	301
5.84%, 06/12/2050(a)		77	79	2.00%, 05/06/2020	520	530
Morgan Stanley Bank of America Merrill				2.25%, 02/23/2021	475	484
Lynch Trust 2013-C11				2.40%, 05/03/2023	300	302
3.09%, 08/15/2046(a)		225	233	2.85%, 05/06/2021	500	524
Morgan Stanley Bank of America Merrill				3.20%, 05/13/2025	410	430
Lynch Trust 2015-C24				3.25%, 02/23/2026	750	783
3.48%, 05/15/2048		1,000	1,050	3.45%, 05/06/2024	400	427
Morgan Stanley Capital I Trust 2007-IQ13				3.85%, 05/04/2043	1,300	1,264
5.36%, 03/15/2044(a)		99	102	4.65%, 02/23/2046	370	404
Morgan Stanley Capital I Trust 2007-IQ16				Computer Sciences Corp
5.81%, 12/12/2049		421	439	4.45%, 09/15/2022	100	102
UBS Commercial Mortgage Trust 2012-C1				EMC Corp/MA
3.40%, 05/10/2045(a)		500	527	1.88%, 06/01/2018	500	489
				Hewlett Packard Enterprise Co
UBS-Barclays Commercial Mortgage Trust				2.85%, 10/05/2018(c)	480	488
2012	-C3			3.60%, 10/15/2020(c)	470	489
3.09%, 08/10/2049(a)		550	571
				4.90%, 10/15/2025(c)	300	309
UBS-Barclays Commercial Mortgage Trust				6.20%, 10/15/2035(c)	80	79
2013	-C6			6.35%, 10/15/2045(c)	150	147
3.24%, 04/10/2046(a)		500	521
Wachovia Bank Commercial Mortgage Trust				HP Inc
Series 2007-C34				3.75%, 12/01/2020	121	125
5.68%, 05/15/2046(a)		87	89	4.65%, 12/09/2021	180	190
Wells Fargo Commercial Mortgage Trust				6.00%, 09/15/2041	154	138
2012	-LC5			International Business Machines Corp
2.92%, 10/15/2045		500	516	1.25%, 02/08/2018	500	502
Wells Fargo Commercial Mortgage Trust				1.63%, 05/15/2020	700	703
2015	-C28			2.25%, 02/19/2021	300	307
3.29%, 05/15/2048		1,845	1,910	4.70%, 02/19/2046	185	204
WFRBS Commercial Mortgage Trust 2012-				5.60%, 11/30/2039	92	113
C7				5.70%, 09/14/2017	180	192
2.30%, 06/15/2045		290	295	5.88%, 11/29/2032	200	253
WFRBS Commercial Mortgage Trust 2013-				6.22%, 08/01/2027	351	459
C11				Seagate HDD Cayman
2.03%, 03/15/2045(a)		500	503	4.75%, 06/01/2023	500	414
WFRBS Commercial Mortgage Trust 2013-						$11,152
C14				Consumer Products - 0.04%
2.98%, 06/15/2046		1,000	1,038	Avery Dennison Corp
WFRBS Commercial Mortgage Trust 2014-				5.38%, 04/15/2020	25	28
C20				Clorox Co/The
3.04%, 05/15/2047(a)		500	518	3.80%, 11/15/2021	128	137
WFRBS Commercial Mortgage Trust 2014-				Kimberly-Clark Corp
LC14				2.40%, 03/01/2022	257	261
1.19%, 03/15/2047		304	303	2.40%, 06/01/2023	150	152
			$35,254	3.70%, 06/01/2043	150	155
Commercial Services - 0.12%				7.50%, 11/01/2018	18	21
California Institute of Technology						$754
4.32%, 08/01/2045		80	89	Cosmetics & Personal Care - 0.11%
Lender Processing Services Inc / Black Knight				Colgate-Palmolive Co
Lending Solutions Inc				2.95%, 11/01/2020	154	164
5.75%, 04/15/2023		200	207	Procter & Gamble Co/The
Massachusetts Institute of Technology				2.30%, 02/06/2022	411	423
4.68%, 07/01/2114		250	271	4.70%, 02/15/2019	177	195
McGraw Hill Financial Inc				5.55%, 03/05/2037	500	657
4.40%, 02/15/2026		160	175	6.45%, 01/15/2026	500	666
6.55%, 11/15/2037		51	59			$2,105

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2016 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Credit Card Asset Backed Securities - 0.26%			Diversified Financial Services (continued)
Capital One Multi-Asset Execution Trust			Synchrony Financial
5.75%, 07/15/2020	$476	$506	2.70%, 02/03/2020	$500	$495
Chase Issuance Trust			4.25%, 08/15/2024	300	305
1.38%, 11/15/2019	1,000	1,003	Visa Inc
Citibank Credit Card Issuance Trust			2.20%, 12/14/2020	585	600
1.02%, 02/22/2019(a)	600	600	3.15%, 12/14/2025	565	590
1.11%, 07/23/2018	500	501	4.15%, 12/14/2035	215	231
2.68%, 06/07/2023(a)	1,000	1,028	4.30%, 12/14/2045	375	410
2.88%, 01/23/2023	500	523			$15,088
Synchrony Credit Card Master Note Trust
2015-2			Electric - 1.70%
1.60%, 04/15/2021(a)	1,000	1,001	Alabama Power Co
		$5,162	2.80%, 04/01/2025	500	505
			4.30%, 01/02/2046	400	426
Distribution & Wholesale - 0.03%			Ameren Illinois Co
WW Grainger Inc			2.70%, 09/01/2022	300	306
4.60%, 06/15/2045	500	559	Appalachian Power Co
			6.70%, 08/15/2037	277	336
			7.00%, 04/01/2038	120	154
Diversified Financial Services - 0.76%
Air Lease Corp			Arizona Public Service Co
3.38%, 01/15/2019	400	399	3.35%, 06/15/2024	200	209
			4.50%, 04/01/2042	77	84
American Express Co
2.65%, 12/02/2022	400	399	Berkshire Hathaway Energy Co
3.63%, 12/05/2024	500	504	2.00%, 11/15/2018	750	758
			3.75%, 11/15/2023	1,000	1,067
6.15%, 08/28/2017	128	136	6.13%, 04/01/2036	156	193
7.00%, 03/19/2018	282	309
			CMS Energy Corp
American Express Credit Corp			5.05%, 03/15/2022	500	559
1.55%, 09/22/2017	400	401	Commonwealth Edison Co
2.25%, 08/15/2019	500	506
			4.00%, 08/01/2020	510	552
Ameriprise Financial Inc			5.80%, 03/15/2018	212	229
4.00%, 10/15/2023	200	211	5.88%, 02/01/2033	300	366
7.30%, 06/28/2019	600	699	Consolidated Edison Co of New York Inc
Bear Stearns Cos LLC/The			4.20%, 03/15/2042	128	133
6.40%, 10/02/2017	328	351
7.25%, 02/01/2018	444	488	5.50%, 12/01/2039	400	477
			5.85%, 03/15/2036	51	64
BlackRock Inc			6.65%, 04/01/2019	51	58
3.38%, 06/01/2022	200	213
3.50%, 03/18/2024	500	530	6.75%, 04/01/2038	125	172
			Consumers Energy Co
5.00%, 12/10/2019	25	28	3.13%, 08/31/2024	500	518
Capital One Bank USA NA
2.30%, 06/05/2019	400	399	Dominion Resources Inc/VA
			4.70%, 12/01/2044	300	301
3.38%, 02/15/2023	300	302	4.90%, 08/01/2041	77	79
Charles Schwab Corp/The
2.20%, 07/25/2018	300	304	5.95%, 06/15/2035	800	933
			DTE Electric Co
3.45%, 02/13/2026	250	261	3.45%, 10/01/2020	405	432
CME Group Inc/IL
3.00%, 03/15/2025	500	507	6.63%, 06/01/2036	120	164
			DTE Energy Co
5.30%, 09/15/2043	200	238	3.50%, 06/01/2024	500	514
Credit Suisse USA Inc
7.13%, 07/15/2032	300	381	Duke Energy Carolinas LLC
GE Capital International Funding Co			2.50%, 03/15/2023	279	282
4.42%, 11/15/2035 (c)	1,500	1,630	3.90%, 06/15/2021	410	449
			4.00%, 09/30/2042	100	103
HSBC Finance Corp			5.30%, 02/15/2040	512	630
6.68%, 01/15/2021	349	400	Duke Energy Corp
Jefferies Group LLC
6.50%, 01/20/2043	200	178	3.75%, 04/15/2024	500	523
			Duke Energy Florida LLC
6.88%, 04/15/2021	27	30	4.55%, 04/01/2020	77	84
8.50%, 07/15/2019	12	14
			5.65%, 06/15/2018	128	140
MasterCard Inc			5.65%, 04/01/2040	25	31
2.00%, 04/01/2019	300	307	6.40%, 06/15/2038	66	89
Nasdaq Inc
4.25%, 06/01/2024	350	363	Duke Energy Indiana LLC
			3.75%, 07/15/2020	37	40
National Rural Utilities Cooperative Finance			4.20%, 03/15/2042	128	133
Corp
3.05%, 02/15/2022	102	105	6.12%, 10/15/2035	77	94
			6.45%, 04/01/2039	300	404
3.25%, 11/01/2025	500	524
5.45%, 04/10/2017	400	418	Duke Energy Ohio Inc
10.38%, 11/01/2018	218	266	5.45%, 04/01/2019	128	142
			Duke Energy Progress LLC
Nomura Holdings Inc			4.15%, 12/01/2044	300	315
2.75%, 03/19/2019	500	507
6.70%, 03/04/2020	129	149	Entergy Arkansas Inc
			3.70%, 06/01/2024	500	534

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Electric (continued)
Entergy Arkansas Inc (continued)			PECO Energy Co
3.75%, 02/15/2021	$25	$27	2.38%, 09/15/2022	$100	$101
Entergy Corp			4.80%, 10/15/2043	250	289
5.13%, 09/15/2020	89	98	PPL Capital Funding Inc
Exelon Generation Co LLC			3.40%, 06/01/2023	300	306
5.20%, 10/01/2019	102	111	4.70%, 06/01/2043	100	103
6.25%, 10/01/2039	344	355	PPL Electric Utilities Corp
FirstEnergy Solutions Corp			2.50%, 09/01/2022	200	204
6.80%, 08/15/2039	101	94	Progress Energy Inc
Florida Power & Light Co			3.15%, 04/01/2022	128	130
5.13%, 06/01/2041	154	185	7.75%, 03/01/2031	136	185
5.65%, 02/01/2037	478	605	PSEG Power LLC
5.69%, 03/01/2040	48	62	2.45%, 11/15/2018	180	181
Georgia Power Co			5.13%, 04/15/2020	300	324
4.25%, 12/01/2019	77	83	Public Service Co of Colorado
4.30%, 03/15/2042	228	232	3.95%, 03/15/2043	100	104
Great Plains Energy Inc			4.75%, 08/15/2041	550	628
4.85%, 06/01/2021	77	84	Public Service Co of New Mexico
Hydro-Quebec			7.95%, 05/15/2018	154	172
1.38%, 06/19/2017	300	301	Public Service Electric & Gas Co
8.05%, 07/07/2024	102	141	3.50%, 08/15/2020	73	78
Iberdrola International BV			3.65%, 09/01/2042	200	198
6.75%, 07/15/2036	128	160	4.15%, 11/01/2045	500	527
Interstate Power & Light Co			Puget Sound Energy Inc
3.25%, 12/01/2024	400	412	4.43%, 11/15/2041	77	83
LG&E & KU Energy LLC			5.80%, 03/15/2040	351	442
3.75%, 11/15/2020	77	81	San Diego Gas & Electric Co
Louisville Gas & Electric Co			5.35%, 05/15/2040	84	105
3.30%, 10/01/2025	50	53	South Carolina Electric & Gas Co
5.13%, 11/15/2040	51	60	5.45%, 02/01/2041	77	90
MidAmerican Energy Co			Southern California Edison Co
4.25%, 05/01/2046	500	537	1.13%, 05/01/2017	250	250
Mississippi Power Co			2.40%, 02/01/2022	300	303
4.25%, 03/15/2042	100	80	4.05%, 03/15/2042	668	694
Nevada Power Co			5.50%, 03/15/2040	102	126
5.45%, 05/15/2041	150	181	5.95%, 02/01/2038	117	151
6.50%, 05/15/2018	77	85	Southern Co/The
6.65%, 04/01/2036	400	518	2.15%, 09/01/2019	500	502
7.13%, 03/15/2019	12	14	Southern Power Co
NextEra Energy Capital Holdings Inc			5.25%, 07/15/2043	200	195
4.50%, 06/01/2021	351	379	Southwestern Electric Power Co
NiSource Finance Corp			6.20%, 03/15/2040	51	62
5.95%, 06/15/2041	525	636	6.45%, 01/15/2019	125	140
6.40%, 03/15/2018	86	93	Tampa Electric Co
Northern States Power Co/MN			4.35%, 05/15/2044	200	206
5.25%, 03/01/2018	41	44	TransAlta Corp
5.35%, 11/01/2039	82	101	6.50%, 03/15/2040	25	15
NorthWestern Corp			Union Electric Co
4.18%, 11/15/2044	300	314	3.50%, 04/15/2024	500	534
NSTAR Electric Co			6.40%, 06/15/2017	77	81
2.38%, 10/15/2022	750	751	Virginia Electric & Power Co
Oglethorpe Power Corp			2.75%, 03/15/2023	500	503
4.20%, 12/01/2042	250	241	4.65%, 08/15/2043	250	278
Ohio Edison Co			6.00%, 05/15/2037	77	98
8.25%, 10/15/2038	119	173	8.88%, 11/15/2038	10	16
Oklahoma Gas & Electric Co			WEC Energy Group Inc
4.00%, 12/15/2044	200	202	3.55%, 06/15/2025	110	114
Oncor Electric Delivery Co LLC			Westar Energy Inc
5.00%, 09/30/2017	400	418	4.25%, 12/01/2045	500	529
5.25%, 09/30/2040	51	58	5.10%, 07/15/2020	167	187
6.80%, 09/01/2018	374	417			$33,702
7.25%, 01/15/2033	300	400
Pacific Gas & Electric Co			Electrical Components & Equipment - 0.01%
3.25%, 06/15/2023	1,000	1,036	Emerson Electric Co
3.50%, 10/01/2020	25	27	2.63%, 02/15/2023	100	101
4.45%, 04/15/2042	102	110	4.88%, 10/15/2019	25	28
5.40%, 01/15/2040	128	154			$129
6.05%, 03/01/2034	452	576	Electronics - 0.10%
PacifiCorp			Arrow Electronics Inc
5.65%, 07/15/2018	70	77	3.00%, 03/01/2018	300	304
6.25%, 10/15/2037	92	120	4.50%, 03/01/2023	200	210

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electronics (continued)			Finance - Mortgage Loan/Banker (continued)
Corning Inc			Fannie Mae (continued)
4.75%, 03/15/2042	$102	$100	2.63%, 09/06/2024	$750	$791
Honeywell International Inc			3.00%, 03/01/2028	700	700
3.35%, 12/01/2023	265	283	5.00%, 05/11/2017	64	67
5.30%, 03/01/2018	128	138	5.38%, 06/12/2017	321	339
5.38%, 03/01/2041	77	96	5.63%, 07/15/2037	200	282
5.70%, 03/15/2037	12	15	6.00%, 04/18/2036	51	51
Jabil Circuit Inc			6.63%, 11/15/2030	602	895
4.70%, 09/15/2022	100	99	7.13%, 01/15/2030	199	305
Keysight Technologies Inc			7.25%, 05/15/2030	280	434
3.30%, 10/30/2019	500	503	Federal Home Loan Banks
Koninklijke Philips NV			0.63%, 05/30/2017	500	500
5.00%, 03/15/2042	128	129	0.63%, 10/26/2017	500	499
5.75%, 03/11/2018	10	11	0.75%, 08/28/2017	750	750
Tyco Electronics Group SA			0.88%, 05/24/2017	250	251
7.13%, 10/01/2037	14	18	0.88%, 03/19/2018	750	751
		$1,906	1.00%, 06/21/2017	500	502
			1.00%, 12/19/2017	500	502
Engineering & Construction - 0.01%			1.13%, 12/08/2017	750	754
ABB Finance USA Inc			1.38%, 03/09/2018	1,000	1,011
2.88%, 05/08/2022	100	103	1.38%, 02/18/2021	250	250
			1.63%, 06/14/2019	500	510
Environmental Control - 0.11%			1.75%, 12/14/2018	1,500	1,535
Republic Services Inc			1.88%, 03/13/2020	500	513
4.75%, 05/15/2023	51	57	4.88%, 05/17/2017	320	335
5.25%, 11/15/2021	200	228	5.00%, 11/17/2017	690	737
5.50%, 09/15/2019	104	115	5.38%, 09/30/2022	500	611
6.20%, 03/01/2040	809	989	5.50%, 07/15/2036	180	248
Waste Management Inc			5.63%, 06/11/2021	350	423
3.90%, 03/01/2035	200	194	Freddie Mac
4.10%, 03/01/2045	200	201	0.75%, 01/12/2018	1,000	1,000
4.60%, 03/01/2021	350	376	0.88%, 03/07/2018	500	501
		$2,160	1.00%, 06/29/2017	500	501
			1.00%, 07/28/2017	750	753
Federal & Federally Sponsored Credit - 0.01%			1.00%, 09/29/2017	1,200	1,204
Federal Farm Credit Banks			1.00%, 12/15/2017	500	502
0.54%, 11/07/2016	200	200	1.02%, 04/30/2018	775	775
			1.20%, 06/12/2018	640	640
Finance - Mortgage Loan/Banker - 2.52%			1.25%, 05/12/2017	257	259
Fannie Mae			1.25%, 08/01/2019	500	504
0.00%, 06/01/2017(b)	154	153	1.25%, 10/02/2019	1,000	1,004
0.00%, 10/09/2019(b)	890	846	1.38%, 05/01/2020	1,000	1,008
0.75%, 04/20/2017	1,500	1,501	1.40%, 08/22/2019	500	506
0.88%, 08/28/2017	500	501	2.38%, 01/13/2022	1,257	1,318
0.88%, 10/26/2017	1,000	1,002	3.00%, 01/18/2028	205	205
0.88%, 12/20/2017	800	801	3.75%, 03/27/2019	1,052	1,138
0.88%, 12/27/2017	450	450	4.88%, 06/13/2018	212	231
0.88%, 02/08/2018	1,000	1,002	5.00%, 04/18/2017	257	269
0.88%, 05/21/2018	700	701	5.13%, 11/17/2017	180	193
0.95%, 08/23/2017	700	700	5.50%, 08/23/2017	231	246
1.00%, 09/27/2017	300	301	6.25%, 07/15/2032	231	338
1.00%, 12/28/2017	500	500	6.75%, 03/15/2031	577	871
1.00%, 04/30/2018	575	575			$49,997
1.07%, 07/28/2017	675	675	Food- 0.39%
1.07%, 09/27/2017	300	300	Campbell Soup Co
1.13%, 04/27/2017	500	502	3.05%, 07/15/2017	128	131
1.13%, 03/28/2018	200	200	3.30%, 03/19/2025	300	310
1.13%, 04/30/2018	500	500	4.25%, 04/15/2021	51	55
1.13%, 07/20/2018	500	504	ConAgra Foods Inc
1.15%, 02/28/2018	400	400	3.20%, 01/25/2023	567	571
1.25%, 02/26/2019	2,400	2,400	3.25%, 09/15/2022	100	102
1.38%, 01/28/2019	750	760	Delhaize Group
1.50%, 11/30/2020	500	505	5.70%, 10/01/2040	102	110
1.55%, 10/29/2019	250	250	General Mills Inc
1.63%, 11/27/2018	1,000	1,020	3.15%, 12/15/2021	77	80
1.63%, 01/21/2020	1,000	1,017	5.65%, 02/15/2019	75	83
1.70%, 10/04/2019	500	500	JM Smucker Co/The
1.75%, 09/12/2019	300	307	1.75%, 03/15/2018	300	301
1.75%, 11/26/2019	750	767	Kellogg Co
1.88%, 09/18/2018	1,300	1,332	1.75%, 05/17/2017	1,000	1,007
1.88%, 12/28/2020	500	513

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Food (continued)			Healthcare - Products (continued)
Kraft Heinz Foods Co			Boston Scientific Corp	(continued)
2.00%, 07/02/2018(c)	$420	$424	4.13%, 10/01/2023		$350	$367
3.50%, 06/06/2022	300	315	6.00%, 01/15/2020		51	58
3.95%, 07/15/2025(c)	600	638	7.38%, 01/15/2040		51	65
5.00%, 06/04/2042	200	218	Covidien International Finance SA
5.20%, 07/15/2045(c)	200	224	6.00%, 10/15/2017		123	132
5.38%, 02/10/2020	95	106	Danaher Corp
6.50%, 02/09/2040	75	94	5.63%, 01/15/2018		128	138
6.88%, 01/26/2039	161	206	Medtronic Inc
Kroger Co/The			2.50%, 03/15/2020		350	362
3.30%, 01/15/2021	321	339	2.75%, 04/01/2023		200	205
3.40%, 04/15/2022	154	163	3.15%, 03/15/2022		500	530
5.15%, 08/01/2043	300	348	3.50%, 03/15/2025		1,850	1,975
5.40%, 07/15/2040	25	29	4.00%, 04/01/2043		150	154
6.15%, 01/15/2020	12	14	4.45%, 03/15/2020		102	113
6.40%, 08/15/2017	18	19	4.63%, 03/15/2045		600	671
Mondelez International Inc			St Jude Medical Inc
2.25%, 02/01/2019	541	552	3.25%, 04/15/2023		600	607
6.50%, 02/09/2040	139	175	Stryker Corp
Sysco Corp			2.00%, 03/08/2019		350	354
4.85%, 10/01/2045	250	268	3.50%, 03/15/2026		500	518
Tyson Foods Inc			4.10%, 04/01/2043		200	196
2.65%, 08/15/2019	350	359	4.38%, 01/15/2020		25	27
Unilever Capital Corp			Thermo Fisher Scientific Inc
2.20%, 03/06/2019	250	258	2.40%, 02/01/2019		500	506
5.90%, 11/15/2032	230	309	4.70%, 05/01/2020		51	56
		$7,808	Zimmer Biomet Holdings Inc
			1.45%, 04/01/2017		300	300
Forest Products & Paper - 0.05%			4.45%, 08/15/2045		300	295
Georgia-Pacific LLC						$9,615
7.75%, 11/15/2029	51	70
8.00%, 01/15/2024	228	294	Healthcare - Services - 0.44%
International Paper Co			Aetna Inc
4.75%, 02/15/2022	413	453	1.50%, 11/15/2017		100	100
7.30%, 11/15/2039	25	30	4.13%, 06/01/2021		102	111
7.50%, 08/15/2021	136	163	4.13%, 11/15/2042		100	96
Plum Creek Timberlands LP			6.63%, 06/15/2036		105	133
4.70%, 03/15/2021	51	55	6.75%, 12/15/2037		112	146
		$1,065	Anthem Inc
			2.30%, 07/15/2018		500	506
Gas- 0.11%			3.30%, 01/15/2023		300	303
Atmos Energy Corp			4.65%, 01/15/2043		100	99
4.13%, 10/15/2044	400	406	4.85%, 08/15/2054		500	495
CenterPoint Energy Inc			5.85%, 01/15/2036		250	286
6.50%, 05/01/2018	77	83	Cigna Corp
ONE Gas Inc			5.38%, 02/15/2042		128	141
2.07%, 02/01/2019	500	502	Coventry Health Care Inc
Piedmont Natural Gas Co Inc			5.45%, 06/15/2021		500	565
4.10%, 09/18/2034	500	507	Dignity Health
Sempra Energy			2.64%, 11/01/2019		500	510
6.00%, 10/15/2039	112	128	Howard Hughes Medical Institute
6.15%, 06/15/2018	120	130	3.50%, 09/01/2023		400	428
Southern California Gas Co			Humana Inc
3.15%, 09/15/2024	500	522	4.95%, 10/01/2044		300	307
		$2,278	Laboratory Corp of America Holdings
Hand & Machine Tools - 0.01%			4.63%, 11/15/2020		500	541
Stanley Black & Decker Inc			Memorial Sloan-Kettering Cancer Center
2.90%, 11/01/2022	200	203	4.20%, 07/01/2055		250	257
			Quest Diagnostics Inc
			3.50%, 03/30/2025		500	503
Healthcare - Products - 0.48%			4.70%, 04/01/2021		102	111
Abbott Laboratories			4.75%, 01/30/2020		3	3
5.30%, 05/27/2040	200	230	UnitedHealth Group Inc
Baxter International Inc			1.40%, 10/15/2017		400	402
4.25%, 03/15/2020	30	32	1.90%, 07/16/2018		1,000	1,016
Becton Dickinson and Co			2.88%, 03/15/2022		180	186
2.68%, 12/15/2019	350	359	3.75%, 07/15/2025		290	312
3.25%, 11/12/2020	500	522	4.38%, 03/15/2042		750	806
4.69%, 12/15/2044	250	270	4.70%, 02/15/2021		90	102
5.00%, 11/12/2040	51	55	6.50%, 06/15/2037		77	104
Boston Scientific Corp			6.88%, 02/15/2038		141	198
3.85%, 05/15/2025	500	518				$8,767

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Furnishings - 0.00%			Insurance (continued)
Whirlpool Corp			MetLife Inc (continued)
4.85%, 06/15/2021	$77	$86	3.60%, 04/10/2024	$250	$259
			4.37%, 09/15/2023(a)	200	219
			4.60%, 05/13/2046	500	513
Housewares - 0.10%			5.70%, 06/15/2035	164	191
Newell Rubbermaid Inc			6.40%, 12/15/2066(a)	288	298
2.88%, 12/01/2019	400	404	7.72%, 02/15/2019	225	261
3.85%, 04/01/2023	350	363
3.90%, 11/01/2025	350	348	PartnerRe Finance B LLC
4.20%, 04/01/2026	500	523	5.50%, 06/01/2020	115	127
			Progressive Corp/The
5.38%, 04/01/2036	350	374	3.75%, 08/23/2021	277	298
		$2,012	4.35%, 04/25/2044	200	213
Insurance - 0.91%			Protective Life Corp
Aflac Inc			8.45%, 10/15/2039	51	69
3.63%, 11/15/2024	200	208	Prudential Financial Inc
6.45%, 08/15/2040	132	165	3.50%, 05/15/2024	1,200	1,220
Allied World Assurance Co Holdings Ltd			4.50%, 11/16/2021	128	141
4.35%, 10/29/2025	500	501	5.70%, 12/14/2036	25	28
Allstate Corp/The			5.88%, 09/15/2042(a)	100	105
5.55%, 05/09/2035	200	238	6.63%, 12/01/2037	126	155
American International Group Inc			7.38%, 06/15/2019	350	406
3.90%, 04/01/2026	750	752	Reinsurance Group of America Inc
4.70%, 07/10/2035	750	745	4.70%, 09/15/2023	200	209
4.88%, 06/01/2022	250	275	Travelers Cos Inc/The
Aon Corp			5.90%, 06/02/2019	350	395
5.00%, 09/30/2020	128	142	6.25%, 06/15/2037	12	16
Aon PLC			6.75%, 06/20/2036	51	68
4.45%, 05/24/2043	300	281	Trinity Acquisition PLC
Arch Capital Group US Inc			4.40%, 03/15/2026	500	507
5.14%, 11/01/2043	375	393	Validus Holdings Ltd
AXA SA			8.88%, 01/26/2040	51	68
8.60%, 12/15/2030	38	50	Voya Financial Inc
Berkshire Hathaway Finance Corp			5.50%, 07/15/2022	350	392
1.30%, 05/15/2018	300	301	WR Berkley Corp
2.00%, 08/15/2018	500	510	6.25%, 02/15/2037	29	34
4.25%, 01/15/2021	102	113	XLIT Ltd
4.30%, 05/15/2043	300	317	2.30%, 12/15/2018	350	351
5.75%, 01/15/2040	115	144	5.25%, 12/15/2043	400	414
Berkshire Hathaway Inc					$18,128
2.20%, 03/15/2021	380	388
3.13%, 03/15/2026	330	338	Internet - 0.23%
			Alibaba Group Holding Ltd
3.40%, 01/31/2022	205	219	1.63%, 11/28/2017	750	750
Chubb Corp/The
6.50%, 05/15/2038	10	14	3.13%, 11/28/2021	270	275
			Amazon.com Inc
Chubb INA Holdings Inc			1.20%, 11/29/2017	100	100
2.88%, 11/03/2022	500	516
6.70%, 05/15/2036	250	346	2.50%, 11/29/2022	100	102
			2.60%, 12/05/2019	250	260
CNA Financial Corp			4.95%, 12/05/2044	500	576
5.75%, 08/15/2021	77	86
			Baidu Inc
Fidelity National Financial Inc			3.25%, 08/06/2018	500	512
6.60%, 05/15/2017	51	53
Hartford Financial Services Group Inc/The			eBay Inc
4.30%, 04/15/2043	250	237	2.60%, 07/15/2022	600	577
			3.80%, 03/09/2022	500	515
6.63%, 03/30/2040	25	31	4.00%, 07/15/2042	100	78
Lincoln National Corp
4.00%, 09/01/2023	1,000	1,017	Expedia Inc
			7.46%, 08/15/2018	128	143
6.15%, 04/07/2036	80	91	Google Inc
7.00%, 06/15/2040	47	57
8.75%, 07/01/2019	141	169	3.38%, 02/25/2024	500	547
Loews Corp			3.63%, 05/19/2021	51	56
2.63%, 05/15/2023	200	197			$4,491
4.13%, 05/15/2043	200	191	Investment Companies - 0.01%
Manulife Financial Corp			Prospect Capital Corp
5.38%, 03/04/2046	500	520	5.00%, 07/15/2019	250	226
Markel Corp
5.00%, 03/30/2043	200	201
Marsh & McLennan Cos Inc			Iron & Steel - 0.05%
2.35%, 03/06/2020	300	302	Nucor Corp
3.75%, 03/14/2026	750	768	5.75%, 12/01/2017	12	13
MetLife Inc			Vale Overseas Ltd
3.00%, 03/01/2025	300	295	5.63%, 09/15/2019	546	531
			6.88%, 11/21/2036	617	487

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Iron & Steel (continued)			Media (continued)
Vale Overseas Ltd (continued)			Discovery Communications
8.25%, 01/17/2034	$38	$35	LLC (continued)
		$1,066	5.63%, 08/15/2019	$51	$56
			6.35%, 06/01/2040	43	44
Lodging - 0.07%			Grupo Televisa SAB
Marriott International Inc/MD			4.63%, 01/30/2026	500	527
2.88%, 03/01/2021	500	505	6.63%, 03/18/2025	200	239
3.13%, 10/15/2021	500	509	Historic TW Inc
Wyndham Worldwide Corp			6.88%, 06/15/2018	25	28
3.90%, 03/01/2023	300	304	NBCUniversal Media LLC
		$1,318	4.38%, 04/01/2021	151	169
Machinery - Construction & Mining - 0.09%			5.15%, 04/30/2020	75	85
Caterpillar Financial Services Corp			5.95%, 04/01/2041	100	128
1.25%, 08/18/2017	500	502	6.40%, 04/30/2040	251	336
1.63%, 06/01/2017	150	151	RELX Capital Inc
2.45%, 09/06/2018	200	206	3.13%, 10/15/2022	125	125
7.05%, 10/01/2018	200	227	Scripps Networks Interactive Inc
7.15%, 02/15/2019	113	130	2.80%, 06/15/2020	500	501
Caterpillar Inc			Thomson Reuters Corp
3.80%, 08/15/2042	105	102	3.95%, 09/30/2021	175	184
4.75%, 05/15/2064	350	364	4.50%, 05/23/2043	300	274
6.05%, 08/15/2036	132	170	5.85%, 04/15/2040	25	27
		$1,852	Time Warner Cable Inc
			4.00%, 09/01/2021	180	188
Machinery - Diversified - 0.12%			5.50%, 09/01/2041	300	298
Deere & Co			5.85%, 05/01/2017	51	53
4.38%, 10/16/2019	56	62	6.55%, 05/01/2037	151	165
John Deere Capital Corp			6.75%, 07/01/2018	51	56
1.20%, 10/10/2017	200	200	6.75%, 06/15/2039	77	87
1.30%, 03/12/2018	1,025	1,027	7.30%, 07/01/2038	300	352
3.90%, 07/12/2021	500	541	8.25%, 04/01/2019	654	761
Rockwell Automation Inc			8.75%, 02/14/2019	48	56
2.05%, 03/01/2020	250	253	Time Warner Entertainment Co LP
6.25%, 12/01/2037	51	66	8.38%, 07/15/2033	95	121
Roper Technologies Inc			Time Warner Inc
1.85%, 11/15/2017	300	300	4.00%, 01/15/2022	180	193
		$2,449	4.05%, 12/15/2023	500	539
Media- 0.95%			4.65%, 06/01/2044	500	489
21st Century Fox America Inc			4.70%, 01/15/2021	81	89
3.70%, 10/15/2025	500	524	4.88%, 03/15/2020	42	46
4.50%, 02/15/2021	200	220	5.38%, 10/15/2041	128	137
4.95%, 10/15/2045	350	374	6.10%, 07/15/2040	43	49
5.65%, 08/15/2020	51	58	6.20%, 03/15/2040	51	59
6.15%, 02/15/2041	577	689	6.50%, 11/15/2036	120	139
6.20%, 12/15/2034	154	185	7.63%, 04/15/2031	445	568
6.40%, 12/15/2035	128	157	Viacom Inc
6.90%, 03/01/2019	154	175	3.25%, 03/15/2023	750	726
CBS Corp			3.88%, 12/15/2021	128	133
1.95%, 07/01/2017	200	201	4.38%, 03/15/2043	400	309
4.00%, 01/15/2026	500	522	6.88%, 04/30/2036	166	174
4.85%, 07/01/2042	200	193	Walt Disney Co/The
5.75%, 04/15/2020	65	74	1.10%, 12/01/2017	100	100
7.88%, 07/30/2030	178	240	2.35%, 12/01/2022	750	769
Comcast Corp			2.75%, 08/16/2021	102	107
2.75%, 03/01/2023	80	83	3.70%, 12/01/2042	100	100
2.85%, 01/15/2023	100	104	3.75%, 06/01/2021	200	219
3.38%, 08/15/2025	500	532	7.00%, 03/01/2032	51	72
4.20%, 08/15/2034	750	793			$18,933
4.25%, 01/15/2033	100	106	Metal Fabrication & Hardware - 0.04%
4.60%, 08/15/2045	250	277	Precision Castparts Corp
4.65%, 07/15/2042	100	111	1.25%, 01/15/2018	200	200
5.15%, 03/01/2020	774	871	2.50%, 01/15/2023	100	101
6.30%, 11/15/2017	128	138	4.38%, 06/15/2045	500	550
6.40%, 03/01/2040	500	678			$851
6.45%, 03/15/2037	60	80
6.95%, 08/15/2037	274	385	Mining - 0.21%
Discovery Communications LLC			Barrick Gold Corp
3.25%, 04/01/2023	200	191	4.10%, 05/01/2023	48	47
4.38%, 06/15/2021	500	524	Barrick North America Finance LLC
4.90%, 03/11/2026	500	516	4.40%, 05/30/2021	651	665
5.05%, 06/01/2020	51	55

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Mining (continued)			Office & Business Equipment (continued)
Barrick PD Australia Finance Pty Ltd			Xerox Corp (continued)
5.95%, 10/15/2039	$90	$81	4.50%, 05/15/2021	$226	$230
BHP Billiton Finance USA Ltd			5.63%, 12/15/2019	21	22
3.25%, 11/21/2021	128	132			$1,217
4.13%, 02/24/2042	328	300
5.00%, 09/30/2043	500	509	Oil & Gas - 1.79%
6.50%, 04/01/2019	23	26	Anadarko Finance Co
Goldcorp Inc			7.50%, 05/01/2031	77	83
3.63%, 06/09/2021	300	302	Anadarko Petroleum Corp
Newmont Mining Corp			4.50%, 07/15/2044	100	78
3.50%, 03/15/2022	102	101	6.20%, 03/15/2040	25	24
6.25%, 10/01/2039	15	15	6.38%, 09/15/2017	206	216
Rio Tinto Alcan Inc			6.45%, 09/15/2036	725	724
6.13%, 12/15/2033	77	81	Apache Corp
Rio Tinto Finance USA Ltd			3.63%, 02/01/2021	577	575
3.75%, 09/20/2021	128	133	4.75%, 04/15/2043	128	115
6.50%, 07/15/2018	203	222	5.10%, 09/01/2040	92	83
7.13%, 07/15/2028	512	604	BP Capital Markets PLC
9.00%, 05/01/2019	83	98	1.85%, 05/05/2017	200	201
Rio Tinto Finance USA PLC			2.24%, 09/26/2018	1,000	1,013
4.75%, 03/22/2042	328	320	2.32%, 02/13/2020	200	202
Southern Copper Corp			2.50%, 11/06/2022	200	196
5.38%, 04/16/2020	25	27	3.06%, 03/17/2022	300	306
5.88%, 04/23/2045	350	310	3.56%, 11/01/2021	200	211
6.75%, 04/16/2040	258	251	3.81%, 02/10/2024	400	416
		$4,224	4.74%, 03/11/2021	128	142
			4.75%, 03/10/2019	25	27
Miscellaneous Manufacturers - 0.50%			Canadian Natural Resources Ltd
3M Co			5.70%, 05/15/2017	516	532
5.70%, 03/15/2037	38	49	6.25%, 03/15/2038	164	151
Crane Co			Chevron Corp
4.45%, 12/15/2023	100	105	1.79%, 11/16/2018	790	800
Dover Corp			2.36%, 12/05/2022	300	300
5.38%, 03/01/2041	77	95	2.41%, 03/03/2022	500	509
Eaton Corp			2.43%, 06/24/2020	450	459
1.50%, 11/02/2017	400	400	4.95%, 03/03/2019	400	439
2.75%, 11/02/2022	100	100	CNOOC Finance 2013 Ltd
4.00%, 11/02/2032	100	101	1.75%, 05/09/2018	150	149
4.15%, 11/02/2042	50	50	3.00%, 05/09/2023	150	145
General Electric Co			4.25%, 05/09/2043	100	95
2.20%, 01/09/2020	1,110	1,143	CNOOC Nexen Finance 2014 ULC
2.30%, 04/27/2017	257	261	4.25%, 04/30/2024	500	517
2.70%, 10/09/2022	300	312	Conoco Funding Co
4.13%, 10/09/2042	300	316	7.25%, 10/15/2031	200	222
4.50%, 03/11/2044	500	558	ConocoPhillips
4.63%, 01/07/2021	77	87	6.00%, 01/15/2020	293	326
5.25%, 12/06/2017	300	321	6.50%, 02/01/2039	169	185
5.30%, 02/11/2021	308	358	ConocoPhillips Co
5.50%, 01/08/2020	295	338	3.35%, 05/15/2025	750	717
5.63%, 09/15/2017	154	164	4.30%, 11/15/2044	400	346
5.63%, 05/01/2018	800	877	ConocoPhillips Holding Co
5.88%, 01/14/2038	266	347	6.95%, 04/15/2029	202	227
6.00%, 08/07/2019	181	209	Devon Energy Corp
6.15%, 08/07/2037	155	208	5.60%, 07/15/2041	125	98
6.75%, 03/15/2032	881	1,199	5.85%, 12/15/2025	1,000	965
6.88%, 01/10/2039	500	724	6.30%, 01/15/2019	154	156
Illinois Tool Works Inc			7.95%, 04/15/2032	192	195
3.50%, 03/01/2024	350	377	Devon Financing Co LLC
Ingersoll-Rand Global Holding Co Ltd			7.88%, 09/30/2031	128	126
6.88%, 08/15/2018	490	543	Ecopetrol SA
Parker-Hannifin Corp			4.13%, 01/16/2025	500	426
3.50%, 09/15/2022	577	617	4.25%, 09/18/2018	250	254
Tyco Electronics Group SA			5.88%, 09/18/2023	250	247
6.55%, 10/01/2017	112	120	Ensco PLC
		$9,979	4.70%, 03/15/2021	200	140
			EOG Resources Inc
Office & Business Equipment - 0.06%			2.63%, 03/15/2023	200	190
Pitney Bowes Inc			4.40%, 06/01/2020	51	54
5.75%, 09/15/2017	27	28	EQT Corp
Xerox Corp			6.50%, 04/01/2018	127	130
2.75%, 09/01/2020	500	466	Exxon Mobil Corp
2.80%, 05/15/2020	500	471	1.31%, 03/06/2018	570	573

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas (continued)
Exxon Mobil Corp (continued)			Statoil ASA (continued)
2.22%, 03/01/2021	$480	$488	3.15%, 01/23/2022	$102	$105
3.04%, 03/01/2026	270	276	3.95%, 05/15/2043	200	191
3.18%, 03/15/2024	500	521	5.10%, 08/17/2040	263	289
3.57%, 03/06/2045	300	292	5.25%, 04/15/2019	23	25
4.11%, 03/01/2046	90	95	Suncor Energy Inc
Hess Corp			6.10%, 06/01/2018	128	137
5.60%, 02/15/2041	51	45	6.50%, 06/15/2038	428	460
7.13%, 03/15/2033	200	201	6.85%, 06/01/2039	5	6
7.30%, 08/15/2031	38	40	Total Capital International SA
8.13%, 02/15/2019	25	27	2.75%, 06/19/2021	400	412
Husky Energy Inc			2.88%, 02/17/2022	128	131
7.25%, 12/15/2019	550	608	Total Capital SA
Marathon Oil Corp			4.25%, 12/15/2021	51	55
3.85%, 06/01/2025	500	406	4.45%, 06/24/2020	500	549
5.90%, 03/15/2018	251	251	Valero Energy Corp
6.60%, 10/01/2037	223	184	6.13%, 02/01/2020	138	152
Marathon Petroleum Corp			6.63%, 06/15/2037	234	254
3.63%, 09/15/2024	400	366	7.50%, 04/15/2032	15	17
5.13%, 03/01/2021	77	80	9.38%, 03/15/2019	128	153
Nabors Industries Inc					$35,594
6.15%, 02/15/2018	200	199
Nexen Energy ULC			Oil & Gas Services - 0.14%
5.88%, 03/10/2035	500	549	Baker Hughes Inc
6.40%, 05/15/2037	157	178	5.13%, 09/15/2040	281	282
7.50%, 07/30/2039	15	19	7.50%, 11/15/2018	12	13
Noble Energy Inc			Cameron International Corp
5.25%, 11/15/2043	350	301	6.38%, 07/15/2018	154	170
6.00%, 03/01/2041	102	95	Halliburton Co
8.25%, 03/01/2019	400	440	3.25%, 11/15/2021	651	667
Noble Holding International Ltd			3.80%, 11/15/2025	245	245
2.50%, 03/15/2017	128	121	4.50%, 11/15/2041	51	45
Occidental Petroleum Corp			4.85%, 11/15/2035	275	275
2.70%, 02/15/2023	300	296	5.00%, 11/15/2045	340	332
3.50%, 06/15/2025	500	512	5.90%, 09/15/2018	350	381
Petro-Canada			7.45%, 09/15/2039	10	13
5.95%, 05/15/2035	400	406	National Oilwell Varco Inc
6.80%, 05/15/2038	12	13	2.60%, 12/01/2022	500	426
7.88%, 06/15/2026	200	234			$2,849
Petroleos Mexicanos			Other Asset Backed Securities - 0.00%
3.50%, 07/18/2018	1,400	1,419	CenterPoint Energy Restoration Bond Co
3.50%, 07/23/2020	350	343	LLC
4.50%, 01/23/2026	1,000	931	3.46%, 08/15/2019	68	70
4.88%, 01/24/2022	385	382
5.50%, 01/21/2021	208	216
5.50%, 06/27/2044	350	291	Packaging & Containers - 0.01%
5.75%, 03/01/2018	141	148	WestRock MWV LLC
6.38%, 01/23/2045	400	371	7.38%, 09/01/2019	100	114
6.63%, 06/15/2035	1,036	995
8.00%, 05/03/2019	31	35	Pharmaceuticals - 1.37%
Phillips 66			AbbVie Inc
2.95%, 05/01/2017	128	130	1.75%, 11/06/2017	300	301
4.30%, 04/01/2022	628	669	2.00%, 11/06/2018	200	202
5.88%, 05/01/2042	128	139	2.50%, 05/14/2020	580	590
Pioneer Natural Resources Co			2.90%, 11/06/2022	200	204
3.95%, 07/15/2022	100	102	3.60%, 05/14/2025	470	493
Shell International Finance BV			4.40%, 11/06/2042	200	202
1.13%, 08/21/2017	200	200	4.50%, 05/14/2035	280	291
2.38%, 08/21/2022	100	99	4.70%, 05/14/2045	330	351
3.40%, 08/12/2023	1,500	1,555	Actavis Funding SCS
3.63%, 08/21/2042	100	89	1.30%, 06/15/2017	300	299
4.13%, 05/11/2035	410	420	3.00%, 03/12/2020	400	411
4.30%, 09/22/2019	651	704	3.80%, 03/15/2025	300	312
4.38%, 03/25/2020	25	27	3.85%, 06/15/2024	445	466
4.38%, 05/11/2045	490	491	4.75%, 03/15/2045	200	210
5.50%, 03/25/2040	25	28	4.85%, 06/15/2044	500	532
6.38%, 12/15/2038	43	53	Actavis Inc
Statoil ASA			1.88%, 10/01/2017	200	201
1.15%, 05/15/2018	400	397	3.25%, 10/01/2022	150	154
2.25%, 11/08/2019	500	506	4.63%, 10/01/2042	100	103
2.65%, 01/15/2024	400	390	6.13%, 08/15/2019	12	13

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pharmaceuticals (continued)			Pharmaceuticals (continued)
AmerisourceBergen Corp			Pfizer Inc
3.40%, 05/15/2024	$250	$256	1.10%, 05/15/2017	$500	$502
AstraZeneca PLC			3.00%, 06/15/2023	500	528
1.95%, 09/18/2019	600	606	3.40%, 05/15/2024	1,000	1,072
3.38%, 11/16/2025	275	285	4.65%, 03/01/2018	51	54
4.00%, 09/18/2042	100	101	5.60%, 09/15/2040	380	473
4.38%, 11/16/2045	135	144	6.20%, 03/15/2019	280	319
6.45%, 09/15/2037	144	191	7.20%, 03/15/2039	151	221
Baxalta Inc			Sanofi
2.00%, 06/22/2018(c)	500	496	1.25%, 04/10/2018	400	402
3.60%, 06/23/2022(c)	500	508	Teva Pharmaceutical Finance Co BV
Bristol-Myers Squibb Co			3.65%, 11/10/2021	400	417
0.88%, 08/01/2017	100	100	Teva Pharmaceutical Finance Co LLC
1.75%, 03/01/2019	500	510	6.15%, 02/01/2036	3	4
3.25%, 08/01/2042	100	93	Wyeth LLC
Cardinal Health Inc			5.95%, 04/01/2037	91	117
1.70%, 03/15/2018	300	301	6.50%, 02/01/2034	144	191
3.20%, 03/15/2023	200	205	Zoetis Inc
4.60%, 03/15/2043	100	102	3.25%, 02/01/2023	100	99
Eli Lilly & Co			3.45%, 11/13/2020	750	770
1.95%, 03/15/2019	1,000	1,023			$27,192
3.70%, 03/01/2045	500	509
Express Scripts Holding Co			Pipelines - 0.84%
3.50%, 06/15/2024	500	496	Boardwalk Pipelines LP
3.90%, 02/15/2022	200	209	3.38%, 02/01/2023	200	169
4.75%, 11/15/2021	77	84	Buckeye Partners LP
6.13%, 11/15/2041	77	87	2.65%, 11/15/2018	250	248
GlaxoSmithKline Capital Inc			4.88%, 02/01/2021	850	858
5.38%, 04/15/2034	1,000	1,184	Columbia Pipeline Group Inc
			5.80%, 06/01/2045(c)	500	506
5.65%, 05/15/2018	202	221
			Enable Midstream Partners LP
GlaxoSmithKline Capital PLC			5.00%, 05/15/2044(a)	500	353
1.50%, 05/08/2017	100	101
2.85%, 05/08/2022	128	134	Enbridge Energy Partners LP
Johnson & Johnson			5.20%, 03/15/2020	9	9
1.65%, 12/05/2018	500	510	7.38%, 10/15/2045	100	101
2.95%, 09/01/2020	128	137	9.88%, 03/01/2019	87	97
3.70%, 03/01/2046	215	226	Energy Transfer Partners LP
4.95%, 05/15/2033	201	243	4.90%, 02/01/2024	350	318
5.55%, 08/15/2017	128	136	4.90%, 03/15/2035	300	238
5.95%, 08/15/2037	775	1,050	5.20%, 02/01/2022	102	97
McKesson Corp			5.95%, 10/01/2043	350	301
4.75%, 03/01/2021	250	273	6.50%, 02/01/2042	102	93
4.88%, 03/15/2044	120	128	6.70%, 07/01/2018	23	24
Mead Johnson Nutrition Co			9.00%, 04/15/2019	6	6
4.60%, 06/01/2044	250	251	Enterprise Products Operating LLC
Medco Health Solutions Inc			3.35%, 03/15/2023	300	299
7.13%, 03/15/2018	169	186	3.70%, 02/15/2026	500	490
Merck & Co Inc			3.75%, 02/15/2025	500	499
1.10%, 01/31/2018	100	100	3.90%, 02/15/2024	250	253
1.30%, 05/18/2018	200	202	4.85%, 08/15/2042	300	278
2.35%, 02/10/2022	750	764	4.90%, 05/15/2046	400	385
2.40%, 09/15/2022	100	102	5.20%, 09/01/2020	77	84
2.75%, 02/10/2025	350	358	6.13%, 10/15/2039	123	129
2.80%, 05/18/2023	200	209	6.45%, 09/01/2040	177	192
3.60%, 09/15/2042	100	100	6.50%, 01/31/2019	161	176
4.15%, 05/18/2043	200	218	6.88%, 03/01/2033	15	17
6.55%, 09/15/2037	187	253	Kinder Morgan Energy Partners LP
Merck Sharp & Dohme Corp			3.50%, 03/01/2021	750	722
5.00%, 06/30/2019	154	172	3.50%, 09/01/2023	200	181
Mylan Inc			4.15%, 03/01/2022	300	291
2.55%, 03/28/2019	250	250	4.70%, 11/01/2042	200	157
Mylan NV			5.00%, 03/01/2043	100	83
3.75%, 12/15/2020(c)	750	767	5.40%, 09/01/2044	400	350
Novartis Capital Corp			6.38%, 03/01/2041	128	121
3.00%, 11/20/2025	500	522	6.50%, 09/01/2039	112	106
4.40%, 04/24/2020	77	86	6.95%, 01/15/2038	112	112
4.40%, 05/06/2044	330	378	7.40%, 03/15/2031	177	182
Novartis Securities Investment Ltd			9.00%, 02/01/2019	77	87
5.13%, 02/10/2019	564	624	Kinder Morgan Inc/DE
Perrigo Co PLC			3.05%, 12/01/2019	750	738
5.30%, 11/15/2043	500	497	Magellan Midstream Partners LP
			4.20%, 12/01/2042	200	167

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			Regional Authority (continued)
ONEOK Partners LP			Province of Saskatchewan Canada
5.00%, 09/15/2023	$250	$238	8.50%, 07/15/2022	$6	$8
6.13%, 02/01/2041	128	115			$4,063
8.63%, 03/01/2019	20	22
Panhandle Eastern Pipe Line Co LP			REITS- 0.66%
6.20%, 11/01/2017	81	84	Alexandria Real Estate Equities Inc
Plains All American Pipeline LP / PAA			2.75%, 01/15/2020	750	749
Finance Corp			American Tower Corp
2.85%, 01/31/2023	200	170	3.50%, 01/31/2023	500	505
3.65%, 06/01/2022	128	117	4.70%, 03/15/2022	278	301
4.30%, 01/31/2043	200	145	AvalonBay Communities Inc
4.70%, 06/15/2044	500	373	2.95%, 09/15/2022	100	100
5.75%, 01/15/2020	15	16	3.63%, 10/01/2020	100	104
Regency Energy Partners LP / Regency			4.20%, 12/15/2023	400	433
Energy Finance Corp			Boston Properties LP
5.88%, 03/01/2022	750	729	3.85%, 02/01/2023	200	211
Southern Natural Gas Co LLC			4.13%, 05/15/2021	77	83
5.90%, 04/01/2017(a),(c)	12	12	5.63%, 11/15/2020	25	28
Southern Natural Gas Co LLC / Southern			5.88%, 10/15/2019	750	839
Natural Issuing Corp			Brandywine Operating Partnership LP
4.40%, 06/15/2021	51	50	3.95%, 02/15/2023	200	198
Spectra Energy Capital LLC			Brixmor Operating Partnership LP
8.00%, 10/01/2019	300	330	3.85%, 02/01/2025	300	275
Spectra Energy Partners LP			CBL & Associates LP
5.95%, 09/25/2043	200	211	4.60%, 10/15/2024	750	683
Sunoco Logistics Partners Operations LP			DDR Corp
3.45%, 01/15/2023	200	179	4.63%, 07/15/2022	200	212
4.95%, 01/15/2043	200	158	Duke Realty LP
5.50%, 02/15/2020	46	47	3.88%, 10/15/2022	100	102
Tennessee Gas Pipeline Co LLC			EPR Properties
7.50%, 04/01/2017	77	79	7.75%, 07/15/2020	63	73
Texas Eastern Transmission LP			ERP Operating LP
7.00%, 07/15/2032	100	114	2.38%, 07/01/2019	400	403
TransCanada PipeLines Ltd			4.75%, 07/15/2020	51	56
3.80%, 10/01/2020	128	133	Federal Realty Investment Trust
5.60%, 03/31/2034	300	306	2.75%, 06/01/2023	150	148
6.10%, 06/01/2040	25	27	HCP Inc
6.35%, 05/15/2067(a)	500	339	3.40%, 02/01/2025	300	276
6.50%, 08/15/2018	1,042	1,129	4.20%, 03/01/2024	250	247
7.25%, 08/15/2038	51	59	4.25%, 11/15/2023	200	201
7.63%, 01/15/2039	500	601	5.38%, 02/01/2021	51	56
Williams Partners LP			6.70%, 01/30/2018	15	16
3.90%, 01/15/2025	350	283	Highwoods Realty LP
4.00%, 09/15/2025	580	467	3.20%, 06/15/2021	350	349
5.10%, 09/15/2045	180	130	Hospitality Properties Trust
5.25%, 03/15/2020	180	173	5.00%, 08/15/2022	100	104
6.30%, 04/15/2040	343	283	6.70%, 01/15/2018	77	81
		$16,636	Host Hotels & Resorts LP
			6.00%, 10/01/2021	200	224
Real Estate - 0.02%			Kimco Realty Corp
Brookfield Asset Management Inc			3.13%, 06/01/2023	200	198
4.00%, 01/15/2025	300	305	3.20%, 05/01/2021	250	255
			Liberty Property LP
			3.38%, 06/15/2023	300	296
Regional Authority - 0.20%
Province of British Columbia Canada			Mid-America Apartments LP
2.65%, 09/22/2021	77	81	4.00%, 11/15/2025	500	510
			Omega Healthcare Investors Inc
6.50%, 01/15/2026	18	24	4.50%, 01/15/2025	300	291
Province of Manitoba Canada
1.30%, 04/03/2017	280	281	4.95%, 04/01/2024	750	764
			Realty Income Corp
3.05%, 05/14/2024	500	528	2.00%, 01/31/2018	100	100
Province of Ontario Canada
2.50%, 09/10/2021	500	516	4.65%, 08/01/2023	250	265
			5.88%, 03/15/2035	51	58
3.15%, 12/15/2017	200	207	Regency Centers LP
3.20%, 05/16/2024	750	805
4.00%, 10/07/2019	277	300	3.75%, 06/15/2024	200	204
			Simon Property Group LP
4.40%, 04/14/2020	151	168	2.15%, 09/15/2017	102	103
Province of Quebec Canada
2.75%, 08/25/2021	231	242	2.20%, 02/01/2019	400	406
			4.13%, 12/01/2021	200	219
3.50%, 07/29/2020	750	808	5.65%, 02/01/2020	47	53
7.50%, 09/15/2029	64	95	6.75%, 02/01/2040	25	34
			10.35%, 04/01/2019	90	111

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

REITS (continued)			Retail (continued)
Tanger Properties LP			Nordstrom Inc
3.88%, 12/01/2023	$250	$256	4.75%, 05/01/2020	$36	$39
UDR Inc			6.25%, 01/15/2018	12	13
4.00%, 10/01/2025	200	208	O'Reilly Automotive Inc
Ventas Realty LP / Ventas Capital Corp			3.85%, 06/15/2023	300	314
2.00%, 02/15/2018	750	751	QVC Inc
4.25%, 03/01/2022	128	135	4.38%, 03/15/2023	250	244
Weingarten Realty Investors			Signet UK Finance PLC
3.38%, 10/15/2022	180	179	4.70%, 06/15/2024	250	248
Welltower Inc			Staples Inc
3.75%, 03/15/2023	200	200	4.38%, 01/12/2023	180	180
6.13%, 04/15/2020	115	130	Target Corp
Weyerhaeuser Co			6.00%, 01/15/2018	149	162
7.38%, 03/15/2032	300	366	6.50%, 10/15/2037	700	971
		$13,149	Walgreen Co
			4.40%, 09/15/2042	100	94
Retail - 1.08%			5.25%, 01/15/2019	6	6
AutoNation Inc			Walgreens Boots Alliance Inc
6.75%, 04/15/2018	200	215	1.75%, 11/17/2017	200	200
AutoZone Inc			2.70%, 11/18/2019	300	306
4.00%, 11/15/2020	251	268	4.80%, 11/18/2044	300	298
Bed Bath & Beyond Inc			Wal-Mart Stores Inc
5.17%, 08/01/2044	500	423	2.55%, 04/11/2023	950	977
Costco Wholesale Corp			3.25%, 10/25/2020	51	55
1.13%, 12/15/2017	1,000	1,004	3.63%, 07/08/2020	51	56
CVS Health Corp			4.13%, 02/01/2019	102	111
2.25%, 08/12/2019	500	513	4.25%, 04/15/2021	51	57
2.80%, 07/20/2020	530	550	4.30%, 04/22/2044	500	559
3.50%, 07/20/2022	1,000	1,072	5.25%, 09/01/2035	350	434
4.13%, 05/15/2021	500	547	5.63%, 04/01/2040	38	49
4.88%, 07/20/2035	500	557	5.63%, 04/15/2041	280	362
5.13%, 07/20/2045	370	429	5.80%, 02/15/2018	128	140
5.75%, 06/01/2017	15	16	6.20%, 04/15/2038	25	34
6.13%, 09/15/2039	79	100	6.50%, 08/15/2037	415	578
6.25%, 06/01/2027	100	120	7.55%, 02/15/2030	128	191
Darden Restaurants Inc					$21,421
7.05%, 10/15/2037(a)	27	29
Dollar General Corp			Semiconductors - 0.28%
1.88%, 04/15/2018	300	302	Applied Materials Inc
4.15%, 11/01/2025	500	525	3.90%, 10/01/2025	500	530
Gap Inc/The			5.10%, 10/01/2035	250	272
5.95%, 04/12/2021	275	298	Intel Corp
Home Depot Inc/The			1.35%, 12/15/2017	300	302
2.25%, 09/10/2018	750	773	2.45%, 07/29/2020	500	518
3.75%, 02/15/2024	350	387	3.30%, 10/01/2021	177	190
5.88%, 12/16/2036	987	1,284	3.70%, 07/29/2025	500	548
5.95%, 04/01/2041	351	464	4.00%, 12/15/2032	200	209
Kohl's Corp			4.25%, 12/15/2042	200	206
4.00%, 11/01/2021	277	290	4.80%, 10/01/2041	77	86
5.55%, 07/17/2045	250	226	KLA-Tencor Corp
Lowe's Cos Inc			4.65%, 11/01/2024	500	504
3.80%, 11/15/2021	102	111	Lam Research Corp
4.38%, 09/15/2045	500	556	2.75%, 03/15/2020	300	295
4.63%, 04/15/2020	77	85	Maxim Integrated Products Inc
5.80%, 04/15/2040	77	98	2.50%, 11/15/2018	200	201
6.65%, 09/15/2037	312	426	QUALCOMM Inc
Macy's Retail Holdings Inc			2.25%, 05/20/2020	370	379
2.88%, 02/15/2023	300	285	3.45%, 05/20/2025	270	280
3.45%, 01/15/2021	500	515	4.65%, 05/20/2035	100	103
4.30%, 02/15/2043	200	150	4.80%, 05/20/2045	150	149
6.65%, 07/15/2024	25	29	Texas Instruments Inc
6.90%, 04/01/2029	125	134	1.65%, 08/03/2019	200	202
McDonald's Corp			2.75%, 03/12/2021	400	419
2.10%, 12/07/2018	500	510	Xilinx Inc
3.38%, 05/26/2025	500	521	2.13%, 03/15/2019	175	176
3.50%, 07/15/2020	151	161			$5,569
3.70%, 02/15/2042	128	118
4.88%, 07/15/2040	9	10	Software - 0.50%
4.88%, 12/09/2045	250	273	Adobe Systems Inc
5.35%, 03/01/2018	36	39	4.75%, 02/01/2020	51	56
6.30%, 10/15/2037	262	330	CDK Global Inc
			3.30%, 10/15/2019	500	503

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Software (continued)			Sovereign (continued)
Fidelity National Information Services Inc			Mexico Government International
2.00%, 04/15/2018	$300	$298	Bond (continued)
3.63%, 10/15/2020	340	351	5.95%, 03/19/2019	$778	$867
5.00%, 10/15/2025	260	281	6.05%, 01/11/2040	464	544
Fiserv Inc			8.30%, 08/15/2031	738	1,100
3.50%, 10/01/2022	600	630	Panama Government International Bond
Microsoft Corp			5.20%, 01/30/2020	1,154	1,272
1.30%, 11/03/2018	500	505	6.70%, 01/26/2036	224	286
2.00%, 11/03/2020	160	164	8.88%, 09/30/2027	77	110
2.38%, 02/12/2022	350	361	Peruvian Government International Bond
3.00%, 10/01/2020	600	644	5.63%, 11/18/2050	528	594
3.13%, 11/03/2025	640	672	6.55%, 03/14/2037	126	157
4.00%, 02/12/2055	850	835	7.13%, 03/30/2019	30	34
4.20%, 06/01/2019	115	126	7.35%, 07/21/2025	180	237
4.20%, 11/03/2035	430	461	8.75%, 11/21/2033	192	284
5.30%, 02/08/2041	77	94	Philippine Government International Bond
Oracle Corp			3.95%, 01/20/2040	300	329
2.38%, 01/15/2019	450	467	5.00%, 01/13/2037	300	377
2.50%, 10/15/2022	1,500	1,526	6.38%, 10/23/2034	210	296
3.88%, 07/15/2020	77	84	6.50%, 01/20/2020	200	236
4.30%, 07/08/2034	1,000	1,052	8.38%, 06/17/2019	500	608
4.38%, 05/15/2055	590	594	9.50%, 02/02/2030	400	676
5.00%, 07/08/2019	48	54	10.63%, 03/16/2025	400	656
5.75%, 04/15/2018	180	197	Poland Government International Bond
		$9,955	4.00%, 01/22/2024	1,000	1,068
			5.00%, 03/23/2022	528	589
Sovereign - 1.65%			5.13%, 04/21/2021	51	57
Canada Government International Bond			South Africa Government International Bond
0.88%, 02/14/2017	255	255	4.67%, 01/17/2024	200	202
Chile Government International Bond			6.25%, 03/08/2041	250	273
3.13%, 03/27/2025	250	261	6.88%, 05/27/2019	500	549
3.25%, 09/14/2021	180	191	Svensk Exportkredit AB
Colombia Government International Bond			1.75%, 05/30/2017	200	202
4.38%, 07/12/2021	100	104	1.88%, 06/17/2019	500	509
5.63%, 02/26/2044	1,000	995	Tennessee Valley Authority
6.13%, 01/18/2041	200	210	3.50%, 12/15/2042	400	399
8.13%, 05/21/2024	201	251	3.88%, 02/15/2021	500	556
11.75%, 02/25/2020	180	236	4.25%, 09/15/2065	200	211
10.38%, 01/28/2033	100	142	4.50%, 04/01/2018	51	55
Export Development Canada			5.25%, 09/15/2039	251	320
1.75%, 08/19/2019	400	408	5.38%, 04/01/2056	154	198
Export-Import Bank of Korea			6.75%, 11/01/2025	102	139
2.25%, 01/21/2020	300	302	Turkey Government International Bond
3.25%, 11/10/2025	500	527	3.25%, 03/23/2023	700	660
3.25%, 08/12/2026	500	528	4.88%, 04/16/2043	900	835
5.00%, 04/11/2022	200	230	5.75%, 03/22/2024	250	271
Financing Corp			6.63%, 02/17/2045	200	239
9.65%, 11/02/2018	900	1,099	6.75%, 04/03/2018	500	538
Israel Government AID Bond			7.00%, 06/05/2020	500	566
5.50%, 09/18/2023	25	31	7.38%, 02/05/2025	750	899
5.50%, 04/26/2024	125	156	7.50%, 11/07/2019	300	342
5.50%, 09/18/2033	12	16	8.00%, 02/14/2034	400	523
Israel Government International Bond			Uruguay Government International Bond
5.13%, 03/26/2019	147	162	4.13%, 11/20/2045	100	86
Italy Government International Bond			4.38%, 10/27/2027	940	964
5.38%, 06/12/2017	750	783	8.00%, 11/18/2022	1,015	1,265
5.38%, 06/15/2033	64	75			$32,889
6.88%, 09/27/2023	212	267
Japan Bank for International			Supranational Bank - 1.56%
Cooperation/Japan			African Development Bank
1.13%, 07/19/2017	100	100	0.88%, 03/15/2018	800	798
1.75%, 07/31/2018	650	655	Asian Development Bank
3.00%, 05/29/2024	1,000	1,062	1.13%, 03/15/2017	428	429
Korea International Bond			1.13%, 06/05/2018	530	532
3.88%, 09/11/2023	250	279	1.50%, 01/22/2020	300	303
Mexico Government International Bond			1.75%, 09/11/2018	500	509
3.50%, 01/21/2021	500	518	1.88%, 02/18/2022	250	253
3.60%, 01/30/2025	210	214	2.13%, 11/24/2021	750	772
3.63%, 03/15/2022	300	310	2.13%, 03/19/2025	300	304
4.60%, 01/23/2046	520	507	5.82%, 06/16/2028	15	20
4.75%, 03/08/2044	506	505	6.38%, 10/01/2028	51	71
5.55%, 01/21/2045	300	332

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Supranational Bank (continued)			Telecommunications (continued)
Corp Andina de Fomento			AT&T Inc (continued)
4.38%, 06/15/2022	$22	$24	3.40%, 05/15/2025	$200	$201
Council Of Europe Development Bank			3.80%, 03/15/2022	102	108
1.13%, 05/31/2018	1,000	1,003	3.88%, 08/15/2021	77	82
1.63%, 03/10/2020	300	304	4.30%, 12/15/2042	201	184
European Bank for Reconstruction &			4.35%, 06/15/2045	950	870
Development			4.50%, 05/15/2035	200	197
1.63%, 04/10/2018	250	252	4.60%, 02/15/2021	171	187
1.63%, 11/15/2018	300	304	4.75%, 05/15/2046	200	195
1.75%, 06/14/2019	500	509	5.50%, 02/01/2018	702	752
1.88%, 02/23/2022	250	253	5.65%, 02/15/2047	350	386
European Investment Bank			5.88%, 10/01/2019	56	63
1.00%, 08/17/2017	1,000	1,002	6.00%, 08/15/2040	663	737
1.00%, 03/15/2018	750	750	6.30%, 01/15/2038	500	574
1.13%, 09/15/2017	1,400	1,405	6.50%, 09/01/2037	521	618
1.25%, 05/15/2018	500	503	BellSouth LLC
1.25%, 05/15/2019	1,400	1,404	6.00%, 11/15/2034	200	213
1.63%, 03/16/2020	300	303	British Telecommunications PLC
1.75%, 03/15/2017	528	533	2.35%, 02/14/2019	1,250	1,274
1.88%, 03/15/2019	500	510	9.62%, 12/15/2030(a)	77	120
2.00%, 03/15/2021	775	793	Cisco Systems Inc
2.50%, 04/15/2021	1,500	1,571	2.20%, 02/28/2021	535	546
3.25%, 01/29/2024	1,000	1,099	2.95%, 02/28/2026	500	519
4.88%, 02/15/2036	25	32	4.45%, 01/15/2020	102	113
5.13%, 05/30/2017	1,102	1,156	4.95%, 02/15/2019	855	946
FMS Wertmanagement AoeR			5.90%, 02/15/2039	680	879
1.75%, 03/17/2020	300	305	Deutsche Telekom International Finance BV
Inter-American Development Bank			6.00%, 07/08/2019	300	338
1.00%, 07/14/2017	1,000	1,002	8.75%, 06/15/2030(a)	641	961
1.13%, 03/15/2017	257	258	Juniper Networks Inc
1.75%, 08/24/2018	1,000	1,020	4.60%, 03/15/2021	500	528
1.75%, 10/15/2019	500	511	Motorola Solutions Inc
1.88%, 03/15/2021	500	508	4.00%, 09/01/2024	500	462
2.13%, 11/09/2020	250	257	Orange SA
3.00%, 02/21/2024	250	272	4.13%, 09/14/2021	128	139
3.88%, 09/17/2019	577	630	5.38%, 01/13/2042	102	119
3.88%, 02/14/2020	77	84	9.00%, 03/01/2031(a)	315	478
International Bank for Reconstruction &			Pacific Bell Telephone Co
Development			7.13%, 03/15/2026	377	469
0.63%, 05/02/2017	500	496	Qwest Corp
0.88%, 04/17/2017	500	501	6.75%, 12/01/2021	200	215
1.00%, 10/05/2018	540	542	7.25%, 10/15/2035	200	197
1.13%, 07/18/2017	500	504	Rogers Communications Inc
1.25%, 07/26/2019	750	752	3.00%, 03/15/2023	400	404
1.38%, 04/10/2018	500	505	5.00%, 03/15/2044	500	551
1.63%, 02/10/2022	1,000	999	6.80%, 08/15/2018	108	120
1.88%, 03/15/2019	500	513	Telefonica Emisiones SAU
1.88%, 10/07/2022	260	263	5.13%, 04/27/2020	918	1,016
2.13%, 11/01/2020	750	773	7.05%, 06/20/2036	295	374
2.25%, 06/24/2021	500	520	Verizon Communications Inc
2.50%, 07/29/2025	700	733	1.10%, 11/01/2017	100	100
7.63%, 01/19/2023	12	16	2.45%, 11/01/2022	100	99
International Finance Corp			2.63%, 02/21/2020	1,189	1,223
0.88%, 06/15/2018	300	299	4.50%, 09/15/2020	400	442
1.25%, 07/16/2018	500	502	4.60%, 04/01/2021	77	86
1.25%, 11/27/2018	500	503	4.67%, 03/15/2055	950	912
		$30,969	5.01%, 08/21/2054	700	702
			5.15%, 09/15/2023	1,100	1,270
Telecommunications - 1.64%			6.25%, 04/01/2037	261	305
America Movil SAB de CV			6.35%, 04/01/2019	982	1,113
3.13%, 07/16/2022	100	103	6.40%, 09/15/2033	900	1,107
5.63%, 11/15/2017	1,015	1,080	6.55%, 09/15/2043	1,960	2,582
6.13%, 03/30/2040	102	121	6.90%, 04/15/2038	256	321
6.38%, 03/01/2035	200	239	7.75%, 12/01/2030	146	199
AT&T Inc			Vodafone Group PLC
1.70%, 06/01/2017	545	548	2.95%, 02/19/2023	200	199
1.75%, 01/15/2018	600	602	5.45%, 06/10/2019	180	198
2.40%, 03/15/2017	200	202	6.15%, 02/27/2037	201	226
2.45%, 06/30/2020	200	203	6.25%, 11/30/2032	500	576
2.63%, 12/01/2022	600	594			$32,649
3.00%, 02/15/2022	940	959
3.00%, 06/30/2022	200	203

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Toys, Games & Hobbies - 0.03%			California (continued)
Hasbro Inc			City of Los Angeles Department of Airports
3.15%, 05/15/2021	$250	$256	6.58%, 05/15/2039	$100	$132
6.35%, 03/15/2040	25	29	City of San Francisco CA Public Utilities
Mattel Inc			Commission Water Revenue
2.35%, 05/06/2019	250	253	6.00%, 11/01/2040	200	255
		$538	East Bay Municipal Utility District Water
			System Revenue
Transportation - 0.57%			5.87%, 06/01/2040	60	79
Burlington Northern Santa Fe LLC			Los Angeles Department of Water
3.00%, 04/01/2025	500	515	6.01%, 07/01/2039	55	69
4.70%, 10/01/2019	783	865	Los Angeles Department of Water & Power
5.15%, 09/01/2043	350	409	6.57%, 07/01/2045	150	213
5.65%, 05/01/2017	54	57	Los Angeles Unified School District/CA
6.20%, 08/15/2036	500	637	5.75%, 07/01/2034	80	101
7.95%, 08/15/2030	77	111	5.76%, 07/01/2029	50	62
Canadian National Railway Co			6.76%, 07/01/2034	130	180
2.25%, 11/15/2022	200	200	Regents of the University of California
3.50%, 11/15/2042	200	194	Medical Center Pooled Revenue
5.55%, 03/01/2019	15	17	6.55%, 05/15/2048	250	340
Canadian Pacific Railway Co			Sacramento Municipal Utility District
3.70%, 02/01/2026	130	133	6.16%, 05/15/2036	120	153
4.45%, 03/15/2023	128	137	San Diego County Water Authority Financing
4.80%, 09/15/2035	500	512	Corp
CSX Corp			6.14%, 05/01/2049	460	622
3.35%, 11/01/2025	500	515	Santa Clara Valley Transportation Authority
3.70%, 11/01/2023	500	534	5.88%, 04/01/2032	25	31
4.75%, 05/30/2042	277	291	State of California
6.25%, 03/15/2018	82	89	6.65%, 03/01/2022	1,275	1,565
FedEx Corp			7.30%, 10/01/2039	375	549
2.63%, 08/01/2022	100	101	7.60%, 11/01/2040	180	279
3.25%, 04/01/2026	400	411	7.63%, 03/01/2040	280	428
3.88%, 08/01/2042	100	93	7.95%, 03/01/2036	500	607
4.50%, 02/01/2065	500	466	University of California
4.55%, 04/01/2046	400	411	1.80%, 07/01/2019	300	307
4.75%, 11/15/2045	500	529	3.93%, 05/15/2045	200	203
Norfolk Southern Corp			5.77%, 05/15/2043	200	257
3.25%, 12/01/2021	251	260			$7,022
3.85%, 01/15/2024	200	213
4.80%, 08/15/2043	350	377	Connecticut - 0.03%
4.84%, 10/01/2041	100	109	State of Connecticut
7.25%, 02/15/2031	130	175	5.85%, 03/15/2032	525	645
Ryder System Inc
2.35%, 02/26/2019	200	200
2.45%, 09/03/2019	350	350	District of Columbia - 0.02%
Union Pacific Corp			District of Columbia Water & Sewer
4.15%, 01/15/2045	350	360	Authority
4.16%, 07/15/2022	241	270	4.81%, 10/01/2114	450	487
4.75%, 09/15/2041	77	86
United Parcel Service Inc			Florida - 0.01%
1.13%, 10/01/2017	400	401	State Board of Administration Finance Corp
3.13%, 01/15/2021	1,128	1,207	2.11%, 07/01/2018	200	202
4.88%, 11/15/2040	25	30

6.20%, 01/15/2038	23	31	Georgia - 0.03%
		$11,296	Municipal Electric Authority of Georgia
Trucking & Leasing - 0.01%			6.64%, 04/01/2057	151	187
GATX Corp			7.06%, 04/01/2057	200	235
4.75%, 06/15/2022	200	213	State of Georgia
			4.50%, 11/01/2025	175	200

Water- 0.00%					$622
American Water Capital Corp			Illinois - 0.09%
6.59%, 10/15/2037	5	7	Chicago Transit Authority
			6.20%, 12/01/2040	70	79
TOTAL BONDS		$680,409	6.90%, 12/01/2040	200	239
	Principal		City of Chicago IL
MUNICIPAL BONDS - 0.89%	Amount (000's) Value (000's)		6.31%, 01/01/2044	250	226
			City of Chicago IL Waterworks Revenue
California - 0.35%			6.74%, 11/01/2040	145	170
Bay Area Toll Authority			County of Cook IL
6.26%, 04/01/2049	$300	$425	6.23%, 11/15/2034	102	113
6.92%, 04/01/2040	120	165	State of Illinois
			4.95%, 06/01/2023	30	31

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Illinois (continued)			Texas (continued)
State of Illinois (continued)			City Public Service Board of San Antonio
5.10%, 06/01/2033	$735	$689	TX
5.88%, 03/01/2019	345	371	5.72%, 02/01/2041	$125	$164
7.35%, 07/01/2035	70	76	5.81%, 02/01/2041	135	179
		$1,994	Dallas Area Rapid Transit
			5.02%, 12/01/2048	50	63
Kansas - 0.01%			Dallas Convention Center Hotel Development
State of Kansas Department of			Corp
Transportation			7.09%, 01/01/2042	70	95
4.60%, 09/01/2035	115	132	Dallas County Hospital District
			5.62%, 08/15/2044	83	105
Nevada - 0.00%			Dallas Independent School District (credit
County of Clark Department of Aviation			support from PSF-GTD)
6.82%, 07/01/2045	25	37	6.45%, 02/15/2035(d)	50	59
6.88%, 07/01/2042	70	79	Grand Parkway Transportation Corp
		$116	5.18%, 10/01/2042	300	376
			State of Texas
New Jersey - 0.05%			4.68%, 04/01/2040	100	118
New Jersey Economic Development			5.52%, 04/01/2039	405	534
Authority (credit support from AGM)
0.00%, 02/15/2023(b),(d)	51	38	Texas Transportation Commission State
			Highway Fund
New Jersey Economic Development			5.18%, 04/01/2030	125	154
Authority (credit support from NATL)					$2,119
7.43%, 02/15/2029(d)	200	242
New Jersey Transportation Trust Fund			Utah- 0.02%
Authority			State of Utah
5.75%, 12/15/2028	190	198	3.54%, 07/01/2025	300	331
6.56%, 12/15/2040	210	234
New Jersey Turnpike Authority			Washington - 0.00%
7.10%, 01/01/2041	147	213	State of Washington
Rutgers The State University of New			5.09%, 08/01/2033	20	24
Jersey (credit support from GO OF UNIV)
5.67%, 05/01/2040(d)	130	160
		$1,085	Wisconsin - 0.00%
			State of Wisconsin (credit support from
New York - 0.14%			AGM)
City of New York NY			5.70%, 05/01/2026(d)	50	60
5.52%, 10/01/2037	25	31
5.85%, 06/01/2040	300	393	TOTAL MUNICIPAL BONDS		$17,647
Metropolitan Transportation Authority			U.S. GOVERNMENT & GOVERNMENT	Principal
6.55%, 11/15/2031	180	238	AGENCY OBLIGATIONS - 64.62%	Amount (000's) Value (000's)
6.65%, 11/15/2039	100	135	Federal Home Loan Mortgage Corporation (FHLMC) -
6.81%, 11/15/2040	135	188	7.75%
New York City Transitional Finance Authority			2.00%, 09/01/2028	$218	$221
Future Tax Secured Revenue			2.00%, 08/01/2029	935	949
5.51%, 08/01/2037	250	314	2.23%, 07/01/2043(a)	206	211
New York City Water & Sewer System			2.41%, 10/01/2043(a)	547	561
5.72%, 06/15/2042	270	357	2.50%, 08/01/2027	174	179
5.95%, 06/15/2042	125	170	2.50%, 08/01/2027	168	173
New York State Dormitory Authority			2.50%, 10/01/2027	327	337
5.60%, 03/15/2040	100	127	2.50%, 03/01/2028	691	712
Port Authority of New York & New Jersey			2.50%, 04/01/2028	143	148
4.46%, 10/01/2062	100	104	2.50%, 04/01/2028(e)	600	616
4.96%, 08/01/2046	300	350	2.50%, 04/01/2028	50	52
Port Authority of New York & New			2.50%, 06/01/2028	172	177
Jersey (credit support from GO OF AUTH)			2.50%, 06/01/2028	160	165
6.04%, 12/01/2029(d)	50	63
			2.50%, 06/01/2028	367	378
		$2,470	2.50%, 06/01/2028	884	911
Ohio- 0.02%			2.50%, 07/01/2028	595	613
American Municipal Power Inc			2.50%, 10/01/2028	335	346
6.27%, 02/15/2050	69	84	2.50%, 10/01/2028	299	308
7.50%, 02/15/2050	75	106	2.50%, 10/01/2029	822	845
Ohio State University/The			2.50%, 12/01/2029	1,014	1,042
4.91%, 06/01/2040	125	148	2.50%, 09/01/2030	1,141	1,173
		$338	2.50%, 01/01/2031	1,087	1,117
			2.50%, 01/01/2031	198	204
Texas- 0.12%			2.50%, 01/01/2031	124	128
City of Houston TX Combined Utility System			2.50%, 02/01/2031	174	179
Revenue			2.50%, 03/01/2031	300	308
3.83%, 05/15/2028	250	272	2.50%, 04/01/2031	1,300	1,336
			2.50%, 06/01/2038(a)	6	6

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
2.50%, 02/01/2043	$253	$252	3.50%, 11/01/2025	$36	$39
2.50%, 03/01/2043	198	197	3.50%, 11/01/2025	6	6
2.50%, 04/01/2046(e)	200	199	3.50%, 11/01/2025	48	51
2.67%, 01/01/2042(a)	42	45	3.50%, 11/01/2025	10	11
3.00%, 04/01/2021	295	309	3.50%, 11/01/2025	16	17
3.00%, 01/01/2027	342	359	3.50%, 12/01/2025	14	15
3.00%, 02/01/2027	298	313	3.50%, 12/01/2025	42	44
3.00%, 02/01/2027	127	134	3.50%, 01/01/2026	646	685
3.00%, 03/01/2027	262	274	3.50%, 01/01/2026	28	29
3.00%, 06/01/2027	203	213	3.50%, 02/01/2026	22	24
3.00%, 04/01/2028(e)	500	523	3.50%, 04/01/2026	60	64
3.00%, 10/01/2028	750	787	3.50%, 05/01/2026	69	73
3.00%, 07/01/2029	527	552	3.50%, 06/01/2026	9	10
3.00%, 07/01/2029	908	951	3.50%, 06/01/2026	16	16
3.00%, 07/01/2029	780	816	3.50%, 07/01/2026	44	46
3.00%, 08/01/2029	398	416	3.50%, 07/01/2026	9	10
3.00%, 09/01/2029	164	171	3.50%, 07/01/2026	58	61
3.00%, 10/01/2029	238	249	3.50%, 08/01/2026	35	38
3.00%, 11/01/2029	409	428	3.50%, 09/01/2026	48	51
3.00%, 11/01/2029	237	248	3.50%, 10/01/2026	29	31
3.00%, 12/01/2029	83	87	3.50%, 01/01/2027	62	66
3.00%, 07/01/2030	659	690	3.50%, 01/01/2029	386	407
3.00%, 09/01/2030	1,145	1,198	3.50%, 06/01/2029	420	444
3.00%, 11/01/2030	73	77	3.50%, 07/01/2029	154	163
3.00%, 11/01/2030	307	321	3.50%, 08/01/2029	96	101
3.00%, 11/01/2030	175	183	3.50%, 09/01/2029	88	93
3.00%, 01/01/2031	395	414	3.50%, 01/01/2030	48	51
3.00%, 02/01/2032	151	157	3.50%, 04/01/2031(e)	100	106
3.00%, 04/01/2033	382	397	3.50%, 01/01/2032	213	225
3.00%, 04/01/2033	385	401	3.50%, 02/01/2032	133	141
3.00%, 06/01/2033	234	244	3.50%, 03/01/2032	162	171
3.00%, 09/01/2033	320	333	3.50%, 04/01/2032	153	161
3.00%, 09/01/2033	321	334	3.50%, 08/01/2032	127	134
3.00%, 01/01/2035	88	91	3.50%, 01/01/2034	146	154
3.00%, 01/01/2043	537	551	3.50%, 02/01/2035	268	282
3.00%, 01/01/2043	724	743	3.50%, 07/01/2035	285	301
3.00%, 04/01/2043	468	480	3.50%, 09/01/2035	675	711
3.00%, 04/01/2043(e)	1,550	1,587	3.50%, 02/01/2041	63	66
3.00%, 05/01/2043	487	500	3.50%, 10/01/2041	57	60
3.00%, 06/01/2043	891	913	3.50%, 11/01/2041	57	60
3.00%, 06/01/2043	277	284	3.50%, 01/01/2042	129	135
3.00%, 07/01/2043	85	87	3.50%, 02/01/2042	59	62
3.00%, 07/01/2043	799	819	3.50%, 02/01/2042	742	778
3.00%, 07/01/2043	772	791	3.50%, 03/01/2042	67	71
3.00%, 07/01/2043	1,473	1,510	3.50%, 03/01/2042	18	19
3.00%, 08/01/2043	328	336	3.50%, 04/01/2042	43	45
3.00%, 08/01/2043	320	328	3.50%, 04/01/2042	164	172
3.00%, 08/01/2043	2,455	2,517	3.50%, 04/01/2042	182	192
3.00%, 08/01/2043	43	44	3.50%, 04/01/2042	152	159
3.00%, 08/01/2043	169	174	3.50%, 04/01/2042	178	186
3.00%, 08/01/2043	462	473	3.50%, 06/01/2042	126	132
3.00%, 08/01/2043	365	374	3.50%, 06/01/2042	124	130
3.00%, 09/01/2043	537	551	3.50%, 06/01/2042	456	478
3.00%, 09/01/2043	877	899	3.50%, 07/01/2042	648	680
3.00%, 09/01/2043	97	99	3.50%, 07/01/2042	770	806
3.00%, 09/01/2043	429	440	3.50%, 08/01/2042	160	168
3.00%, 10/01/2043	228	233	3.50%, 08/01/2042	783	821
3.00%, 10/01/2043	726	744	3.50%, 08/01/2042	328	344
3.00%, 03/01/2045	1,212	1,242	3.50%, 02/01/2043	806	845
3.00%, 04/01/2045	383	393	3.50%, 08/01/2043	65	68
3.00%, 06/01/2045	1,306	1,338	3.50%, 02/01/2044	802	840
3.00%, 07/01/2045	971	995	3.50%, 06/01/2044	1,506	1,578
3.00%, 08/01/2045	423	433	3.50%, 08/01/2044	880	922
3.00%, 08/01/2045	346	354	3.50%, 09/01/2044	794	832
3.00%, 08/01/2045	1,296	1,328	3.50%, 03/01/2045	1,200	1,257
3.00%, 12/01/2045	2,160	2,213	3.50%, 05/01/2045(e)	1,100	1,150
3.50%, 01/01/2019	44	46	3.50%, 06/01/2045	1,240	1,299
3.50%, 04/01/2021	302	318	3.50%, 07/01/2045	1,249	1,309
3.50%, 10/01/2023	146	154	3.50%, 09/01/2045	1,259	1,319
3.50%, 10/01/2025	15	15	3.50%, 10/01/2045	1,379	1,445
3.50%, 10/01/2025	21	22	3.50%, 11/01/2045	803	841

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
3.50%, 12/01/2045	$1,295	$1,357	4.00%, 06/01/2042	$231	$247
3.50%, 01/01/2046	189	198	4.00%, 08/01/2043	998	1,070
3.50%, 02/01/2046	1,297	1,358	4.00%, 01/01/2044	329	351
3.50%, 04/01/2046(e)	16,600	17,376	4.00%, 02/01/2044	221	236
4.00%, 05/01/2018	65	68	4.00%, 02/01/2044	714	767
4.00%, 05/01/2018	6	7	4.00%, 02/01/2044	394	421
4.00%, 10/01/2018	51	53	4.00%, 03/01/2044	198	212
4.00%, 04/01/2019	12	13	4.00%, 04/01/2044	1,111	1,187
4.00%, 10/01/2020	55	58	4.00%, 05/01/2044	295	315
4.00%, 05/01/2024	100	106	4.00%, 05/01/2044	148	159
4.00%, 05/01/2024	53	56	4.00%, 07/01/2044	666	711
4.00%, 12/01/2024	13	14	4.00%, 07/01/2044	167	179
4.00%, 01/01/2025	32	34	4.00%, 07/01/2044	935	999
4.00%, 02/01/2025	19	20	4.00%, 10/01/2044	781	834
4.00%, 03/01/2025	26	27	4.00%, 11/01/2044	1,160	1,239
4.00%, 03/01/2025	17	18	4.00%, 12/01/2044	1,729	1,846
4.00%, 04/01/2025	29	30	4.00%, 01/01/2045	352	376
4.00%, 06/01/2025	288	304	4.00%, 02/01/2045	32	34
4.00%, 06/01/2025	41	42	4.00%, 04/01/2045	32	34
4.00%, 06/01/2025	24	25	4.00%, 05/01/2045	294	314
4.00%, 06/01/2025	21	22	4.00%, 05/01/2045(e)	300	320
4.00%, 07/01/2025	400	427	4.00%, 07/01/2045	844	901
4.00%, 07/01/2025	9	9	4.00%, 08/01/2045	1,688	1,803
4.00%, 08/01/2025	20	21	4.00%, 08/01/2045	100	107
4.00%, 08/01/2025	28	30	4.00%, 09/01/2045	1,170	1,250
4.00%, 09/01/2025	5	5	4.00%, 09/01/2045	36	38
4.00%, 10/01/2025	63	66	4.00%, 01/01/2046	194	207
4.00%, 02/01/2026	29	31	4.00%, 04/01/2046(e)	6,450	6,884
4.00%, 05/01/2026	78	83	4.50%, 05/01/2018	25	26
4.00%, 07/01/2026	52	55	4.50%, 08/01/2018	55	57
4.00%, 12/01/2030	74	80	4.50%, 11/01/2018	13	14
4.00%, 08/01/2031	84	91	4.50%, 04/01/2019	13	13
4.00%, 10/01/2031	109	117	4.50%, 04/01/2023	12	13
4.00%, 11/01/2031	34	37	4.50%, 01/01/2024	7	8
4.00%, 12/01/2031	55	59	4.50%, 01/01/2024	14	14
4.00%, 11/01/2033	141	152	4.50%, 04/01/2024	101	108
4.00%, 01/01/2034	230	248	4.50%, 05/01/2024	192	208
4.00%, 07/01/2035	93	100	4.50%, 07/01/2024	17	18
4.00%, 06/01/2039	5	6	4.50%, 09/01/2024	23	25
4.00%, 07/01/2039	51	55	4.50%, 09/01/2024	27	29
4.00%, 09/01/2039	28	31	4.50%, 11/01/2024	163	175
4.00%, 12/01/2039	37	39	4.50%, 04/01/2025	24	26
4.00%, 12/01/2039	25	27	4.50%, 05/01/2025	23	25
4.00%, 01/01/2040	34	36	4.50%, 07/01/2025	29	31
4.00%, 03/01/2040	19	20	4.50%, 09/01/2026	227	241
4.00%, 09/01/2040	54	57	4.50%, 02/01/2030	26	29
4.00%, 09/01/2040	9	9	4.50%, 08/01/2030	20	22
4.00%, 10/01/2040	43	46	4.50%, 05/01/2031	25	28
4.00%, 10/01/2040	96	103	4.50%, 06/01/2031	169	185
4.00%, 12/01/2040	121	130	4.50%, 05/01/2034	1	1
4.00%, 12/01/2040	72	77	4.50%, 08/01/2035	78	85
4.00%, 12/01/2040	58	62	4.50%, 08/01/2035	136	148
4.00%, 12/01/2040	47	50	4.50%, 08/01/2036	25	27
4.00%, 12/01/2040	69	74	4.50%, 02/01/2039	2	2
4.00%, 02/01/2041	106	114	4.50%, 02/01/2039	63	68
4.00%, 02/01/2041	139	149	4.50%, 03/01/2039	42	46
4.00%, 02/01/2041	455	487	4.50%, 04/01/2039	88	96
4.00%, 04/01/2041	54	57	4.50%, 05/01/2039	250	271
4.00%, 07/01/2041	43	46	4.50%, 06/01/2039	267	290
4.00%, 08/01/2041	96	103	4.50%, 06/01/2039	53	57
4.00%, 08/01/2041	40	43	4.50%, 09/01/2039	441	480
4.00%, 10/01/2041	53	56	4.50%, 10/01/2039	101	112
4.00%, 10/01/2041	60	65	4.50%, 10/01/2039	196	213
4.00%, 10/01/2041	137	147	4.50%, 11/01/2039	54	59
4.00%, 10/01/2041	129	138	4.50%, 11/01/2039	72	79
4.00%, 10/01/2041	16	17	4.50%, 11/01/2039	80	87
4.00%, 11/01/2041	246	263	4.50%, 11/01/2039	27	30
4.00%, 11/01/2041	91	98	4.50%, 12/01/2039	38	42
4.00%, 11/01/2041	138	147	4.50%, 12/01/2039	121	135
4.00%, 03/01/2042	148	158	4.50%, 02/01/2040	102	113
4.00%, 06/01/2042	278	297	4.50%, 02/01/2040	16	17

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
4.50%, 02/01/2040	$100	$111	5.00%, 12/01/2027	$57	$62
4.50%, 02/01/2040	70	76	5.00%, 03/01/2028	280	308
4.50%, 04/01/2040	78	85	5.00%, 02/01/2030	12	13
4.50%, 05/01/2040	89	98	5.00%, 03/01/2030	8	9
4.50%, 05/01/2040	23	25	5.00%, 07/01/2031	362	398
4.50%, 07/01/2040	64	71	5.00%, 09/01/2031	290	319
4.50%, 07/01/2040	74	81	5.00%, 08/01/2033	8	8
4.50%, 08/01/2040	31	33	5.00%, 08/01/2033	64	71
4.50%, 08/01/2040	116	127	5.00%, 09/01/2033	20	22
4.50%, 08/01/2040	61	67	5.00%, 09/01/2033	10	12
4.50%, 08/01/2040	31	34	5.00%, 03/01/2034	15	16
4.50%, 08/01/2040	42	46	5.00%, 04/01/2034	149	164
4.50%, 09/01/2040	26	28	5.00%, 04/01/2034	26	29
4.50%, 09/01/2040	27	30	5.00%, 05/01/2034	45	50
4.50%, 09/01/2040	18	19	5.00%, 05/01/2035	51	56
4.50%, 10/01/2040	312	339	5.00%, 06/01/2035	259	288
4.50%, 02/01/2041	57	62	5.00%, 08/01/2035	7	8
4.50%, 03/01/2041	537	586	5.00%, 08/01/2035	16	18
4.50%, 03/01/2041	532	579	5.00%, 09/01/2035	46	51
4.50%, 03/01/2041	787	859	5.00%, 09/01/2035	18	20
4.50%, 03/01/2041	85	93	5.00%, 10/01/2035	21	23
4.50%, 04/01/2041	67	73	5.00%, 11/01/2035	80	89
4.50%, 04/01/2041	109	119	5.00%, 12/01/2035	47	52
4.50%, 05/01/2041	40	44	5.00%, 12/01/2035	74	82
4.50%, 05/01/2041	154	168	5.00%, 04/01/2036	2	3
4.50%, 05/01/2041	122	134	5.00%, 06/01/2036	9	10
4.50%, 06/01/2041	66	72	5.00%, 08/01/2036	37	42
4.50%, 06/01/2041	46	50	5.00%, 01/01/2037	85	94
4.50%, 06/01/2041	37	41	5.00%, 01/01/2038	372	408
4.50%, 06/01/2041	59	64	5.00%, 02/01/2038	209	229
4.50%, 07/01/2041	74	81	5.00%, 02/01/2038	20	22
4.50%, 07/01/2041	75	81	5.00%, 03/01/2038	3	3
4.50%, 08/01/2041	55	60	5.00%, 06/01/2038	8	9
4.50%, 09/01/2041	588	638	5.00%, 09/01/2038	15	17
4.50%, 10/01/2041	105	115	5.00%, 09/01/2038	3	3
4.50%, 11/01/2041	591	645	5.00%, 11/01/2038	467	513
4.50%, 03/01/2042	105	115	5.00%, 11/01/2038	27	30
4.50%, 04/01/2043(e)	75	81	5.00%, 12/01/2038	430	473
4.50%, 09/01/2043	76	82	5.00%, 01/01/2039	457	502
4.50%, 09/01/2043	404	440	5.00%, 01/01/2039	42	46
4.50%, 10/01/2043	32	35	5.00%, 02/01/2039	24	27
4.50%, 11/01/2043	192	210	5.00%, 03/01/2039	38	43
4.50%, 11/01/2043	151	164	5.00%, 06/01/2039	10	11
4.50%, 11/01/2043	30	32	5.00%, 07/01/2039	37	40
4.50%, 11/01/2043	71	77	5.00%, 09/01/2039	668	734
4.50%, 11/01/2043	267	291	5.00%, 09/01/2039	86	96
4.50%, 01/01/2044	383	417	5.00%, 10/01/2039	58	65
4.50%, 01/01/2044	330	359	5.00%, 01/01/2040	110	123
4.50%, 03/01/2044	157	171	5.00%, 01/01/2040	438	483
4.50%, 03/01/2044	424	461	5.00%, 03/01/2040	17	19
4.50%, 05/01/2044	629	684	5.00%, 07/01/2040	66	72
4.50%, 07/01/2044	152	166	5.00%, 07/01/2040	63	70
4.50%, 07/01/2044	248	270	5.00%, 08/01/2040	51	56
4.50%, 09/01/2044	242	263	5.00%, 08/01/2040	182	201
5.00%, 05/01/2018	4	4	5.00%, 09/01/2040	157	173
5.00%, 08/01/2018	8	8	5.00%, 02/01/2041	868	958
5.00%, 10/01/2018	17	18	5.00%, 04/01/2041	267	294
5.00%, 04/01/2019	7	7	5.00%, 04/01/2041	46	51
5.00%, 12/01/2019	18	19	5.00%, 05/01/2041	11	12
5.00%, 12/01/2021	39	40	5.00%, 06/01/2041	210	233
5.00%, 02/01/2022	8	9	5.00%, 07/01/2041	63	69
5.00%, 09/01/2022	10	11	5.00%, 09/01/2041	81	89
5.00%, 06/01/2023	185	199	5.00%, 10/01/2041	177	195
5.00%, 06/01/2023	7	7	5.00%, 10/01/2041	94	103
5.00%, 09/01/2023	364	399	5.00%, 11/01/2041	255	281
5.00%, 12/01/2023	83	89	5.50%, 10/01/2016	1	1
5.00%, 04/01/2024	64	71	5.50%, 02/01/2017	2	2
5.00%, 07/01/2024	10	11	5.50%, 01/01/2018	6	6
5.00%, 06/01/2025	10	11	5.50%, 01/01/2018	2	2
5.00%, 06/01/2026	71	75	5.50%, 01/01/2022	8	9
5.00%, 08/01/2026	112	123	5.50%, 04/01/2023	29	32

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
5.50%, 01/01/2028	$151	$167	6.00%, 11/01/2033	$49	$56
5.50%, 12/01/2032	52	58	6.00%, 06/01/2034	41	47
5.50%, 03/01/2033	4	5	6.00%, 08/01/2034	5	6
5.50%, 12/01/2033	2	3	6.00%, 05/01/2036	24	27
5.50%, 01/01/2034	93	105	6.00%, 06/01/2036	46	53
5.50%, 01/01/2034	18	21	6.00%, 11/01/2036	42	47
5.50%, 02/01/2034	212	238	6.00%, 12/01/2036	225	257
5.50%, 03/01/2034	36	41	6.00%, 02/01/2037	3	4
5.50%, 10/01/2034	2	2	6.00%, 03/01/2037	2	2
5.50%, 10/01/2034	14	16	6.00%, 05/01/2037	3	3
5.50%, 02/01/2035	31	35	6.00%, 10/01/2037	20	22
5.50%, 03/01/2035	22	24	6.00%, 11/01/2037	24	28
5.50%, 05/01/2035	25	28	6.00%, 12/01/2037	98	111
5.50%, 11/01/2035	34	38	6.00%, 12/01/2037	4	5
5.50%, 04/01/2036	422	471	6.00%, 01/01/2038	23	27
5.50%, 05/01/2036	9	10	6.00%, 01/01/2038(a)	7	8
5.50%, 05/01/2036	38	42	6.00%, 01/01/2038	21	24
5.50%, 07/01/2036	34	38	6.00%, 01/01/2038	6	7
5.50%, 07/01/2036	128	143	6.00%, 01/01/2038	18	21
5.50%, 11/01/2036	15	16	6.00%, 01/01/2038	75	86
5.50%, 12/01/2036	1	1	6.00%, 04/01/2038	146	166
5.50%, 12/01/2036	266	298	6.00%, 05/01/2038	29	33
5.50%, 12/01/2036	222	248	6.00%, 07/01/2038	10	12
5.50%, 12/01/2036	6	6	6.00%, 07/01/2038	17	20
5.50%, 01/01/2037	245	276	6.00%, 08/01/2038	8	10
5.50%, 02/01/2037	125	140	6.00%, 09/01/2038	13	15
5.50%, 02/01/2037	1	1	6.00%, 09/01/2038	9	10
5.50%, 07/01/2037	3	3	6.00%, 12/01/2039	4	5
5.50%, 07/01/2037	16	18	6.50%, 06/01/2017	2	2
5.50%, 09/01/2037	10	11	6.50%, 04/01/2028	1	1
5.50%, 11/01/2037	12	13	6.50%, 03/01/2029	1	2
5.50%, 01/01/2038	54	60	6.50%, 05/01/2031	4	5
5.50%, 01/01/2038	9	10	6.50%, 06/01/2031	1	1
5.50%, 04/01/2038	36	40	6.50%, 10/01/2031	1	1
5.50%, 04/01/2038	2	2	6.50%, 05/01/2032	1	1
5.50%, 04/01/2038	5	6	6.50%, 04/01/2035	2	2
5.50%, 05/01/2038	10	12	6.50%, 09/01/2036	11	13
5.50%, 05/01/2038	6	7	6.50%, 10/01/2037	25	29
5.50%, 06/01/2038	2	2	6.50%, 11/01/2037	13	15
5.50%, 06/01/2038	13	14	6.50%, 12/01/2037	1	2
5.50%, 06/01/2038	125	140	6.50%, 02/01/2038	3	4
5.50%, 07/01/2038	4	5	6.50%, 09/01/2038	14	17
5.50%, 07/01/2038	28	31	6.50%, 10/01/2038	5	6
5.50%, 07/01/2038	6	6	6.50%, 01/01/2039	7	8
5.50%, 08/01/2038	40	44	6.50%, 09/01/2039	21	24
5.50%, 09/01/2038	185	207	7.00%, 10/01/2029	1	1
5.50%, 09/01/2038	11	12	7.00%, 09/01/2031	6	7
5.50%, 10/01/2038	151	168	7.00%, 09/01/2038	4	5
5.50%, 10/01/2038	6	6	7.50%, 07/01/2029	23	28
5.50%, 11/01/2038	6	7	7.50%, 10/01/2030	2	2
5.50%, 11/01/2038	1	2			$154,080
5.50%, 12/01/2038	144	161
5.50%, 01/01/2039	21	23	Federal National Mortgage Association (FNMA) - 12.66%
5.50%, 02/01/2039	260	289	2.00%, 08/01/2028	204	207
5.50%, 03/01/2039	410	459	2.00%, 09/01/2028	296	300
5.50%, 04/01/2039	26	29	2.00%, 11/01/2028	58	59
5.50%, 09/01/2039	55	62	2.00%, 01/01/2029	22	22
5.50%, 12/01/2039	43	48	2.00%, 05/01/2029	831	843
5.50%, 01/01/2040	43	48	2.00%, 05/01/2030	567	570
			2.17%, 05/01/2043(a)	367	376
5.50%, 03/01/2040	6	7	2.38%, 01/01/2036(a)	4	4
5.50%, 06/01/2040	53	60	2.46%, 06/01/2040(a)	19	20
5.50%, 06/01/2041	54	60
5.50%, 06/01/2041	545	610	2.50%, 12/01/2027	19	20
6.00%, 05/01/2021	1	1	2.50%, 01/01/2028	314	324
6.00%, 11/01/2022	7	8	2.50%, 02/01/2028	79	81
			2.50%, 04/01/2028(e)	800	821
6.00%, 02/01/2027	20	23
6.00%, 07/01/2029	1	1	2.50%, 06/01/2028	20	20
6.00%, 07/01/2029	5	5	2.50%, 06/01/2028	503	519
6.00%, 02/01/2031	4	4	2.50%, 07/01/2028	366	377
6.00%, 12/01/2031	4	4	2.50%, 08/01/2028	21	22
6.00%, 01/01/2032	29	33	2.50%, 08/01/2028	369	381

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
2.50%, 08/01/2028	$171	$176	3.00%, 08/01/2029	$427	$446
2.50%, 08/01/2028	328	339	3.00%, 08/01/2029	363	379
2.50%, 09/01/2028	153	158	3.00%, 10/01/2029	245	256
2.50%, 09/01/2028	429	443	3.00%, 10/01/2029	355	371
2.50%, 10/01/2028	457	472	3.00%, 10/01/2029	199	208
2.50%, 05/01/2029	82	84	3.00%, 11/01/2029	157	165
2.50%, 06/01/2029	766	789	3.00%, 01/01/2030	1,015	1,060
2.50%, 07/01/2029	500	513	3.00%, 01/01/2030	463	484
2.50%, 07/01/2029	340	349	3.00%, 01/01/2030	1,128	1,179
2.50%, 07/01/2029	273	280	3.00%, 01/01/2030	122	127
2.50%, 09/01/2029	77	80	3.00%, 06/01/2030	578	604
2.50%, 09/01/2029	506	521	3.00%, 08/01/2030	487	509
2.50%, 12/01/2029	465	477	3.00%, 09/01/2030	1,126	1,177
2.50%, 12/01/2029	89	91	3.00%, 09/01/2030	216	226
2.50%, 12/01/2029	131	135	3.00%, 11/01/2030	593	620
2.50%, 01/01/2030	382	392	3.00%, 04/01/2031(e)	600	627
2.50%, 02/01/2030	170	175	3.00%, 08/01/2032	511	532
2.50%, 04/01/2030	24	24	3.00%, 10/01/2032	545	568
2.50%, 05/01/2030	1,198	1,231	3.00%, 08/01/2033	1,264	1,320
2.50%, 06/01/2030	167	172	3.00%, 12/01/2033	564	590
2.50%, 06/01/2030	117	120	3.00%, 10/01/2034	158	165
2.50%, 06/01/2030	122	126	3.00%, 11/01/2034	165	172
2.50%, 06/01/2030	671	689	3.00%, 02/01/2035	441	461
2.50%, 08/01/2030	291	299	3.00%, 04/01/2035	185	192
2.50%, 08/01/2030	1,128	1,159	3.00%, 06/01/2035	380	394
2.50%, 12/01/2030	1,372	1,410	3.00%, 07/01/2035	143	148
2.50%, 01/01/2031	299	307	3.00%, 04/01/2042	337	346
2.50%, 01/01/2031	577	593	3.00%, 09/01/2042	170	175
2.50%, 02/01/2031	496	510	3.00%, 12/01/2042	177	182
2.50%, 02/01/2031	498	511	3.00%, 02/01/2043	744	765
2.50%, 11/01/2032	78	79	3.00%, 02/01/2043	729	750
2.50%, 07/01/2033	161	163	3.00%, 04/01/2043(e)	7,825	8,027
2.50%, 01/01/2043	766	763	3.00%, 04/01/2043	634	652
2.50%, 04/01/2043(e)	450	448	3.00%, 04/01/2043	414	426
2.50%, 07/01/2043	68	68	3.00%, 04/01/2043	747	767
2.50%, 08/01/2043	190	189	3.00%, 04/01/2043	574	590
2.51%, 07/01/2041	39	41	3.00%, 04/01/2043	463	476
2.56%, 02/01/2042(a)	83	87	3.00%, 04/01/2043	571	587
2.68%, 12/01/2043(a)	95	99	3.00%, 04/01/2043	1,662	1,709
2.71%, 11/01/2043(a)	241	249	3.00%, 04/01/2043	742	763
2.82%, 01/01/2042(a)	87	92	3.00%, 05/01/2043	468	482
2.86%, 02/01/2042(a)	53	56	3.00%, 05/01/2043	91	94
2.94%, 05/01/2042(a)	359	373	3.00%, 05/01/2043	846	870
3.00%, 09/01/2026	83	87	3.00%, 05/01/2043	553	568
3.00%, 11/01/2026	299	313	3.00%, 05/01/2043(e)	1,000	1,024
3.00%, 11/01/2026	105	110	3.00%, 06/01/2043	572	588
3.00%, 01/01/2027	78	82	3.00%, 06/01/2043	759	780
3.00%, 02/01/2027	72	75	3.00%, 06/01/2043	29	30
3.00%, 04/01/2027	116	122	3.00%, 06/01/2043	773	795
3.00%, 04/01/2027	124	129	3.00%, 06/01/2043	38	39
3.00%, 07/01/2027	348	365	3.00%, 07/01/2043	50	51
3.00%, 08/01/2027	376	394	3.00%, 07/01/2043	252	259
3.00%, 10/01/2027	324	340	3.00%, 07/01/2043	181	185
3.00%, 05/01/2028(e)	100	104	3.00%, 07/01/2043	616	633
3.00%, 10/01/2028	623	652	3.00%, 07/01/2043	368	378
3.00%, 11/01/2028	402	421	3.00%, 07/01/2043	425	437
3.00%, 12/01/2028	43	45	3.00%, 08/01/2043	643	660
3.00%, 12/01/2028	65	68	3.00%, 08/01/2043	103	106
3.00%, 02/01/2029	325	340	3.00%, 08/01/2043	266	273
3.00%, 03/01/2029	264	276	3.00%, 08/01/2043	172	177
3.00%, 03/01/2029	541	566	3.00%, 08/01/2043	378	388
3.00%, 04/01/2029	77	80	3.00%, 08/01/2043	904	929
3.00%, 04/01/2029	385	403	3.00%, 08/01/2043	1,276	1,312
3.00%, 05/01/2029	84	88	3.00%, 08/01/2043	405	416
3.00%, 05/01/2029	276	289	3.00%, 09/01/2043	1,043	1,072
3.00%, 05/01/2029	148	155	3.00%, 09/01/2043	21	22
3.00%, 06/01/2029	184	193	3.00%, 09/01/2043	30	31
3.00%, 07/01/2029	19	20	3.00%, 09/01/2043	21	22
3.00%, 07/01/2029	191	199	3.00%, 09/01/2043	442	455
3.00%, 08/01/2029	35	37	3.00%, 10/01/2043	246	253
3.00%, 08/01/2029	351	367	3.00%, 11/01/2043	258	265

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 11/01/2043	$163	$168	3.50%, 11/01/2033	$294	$311
3.00%, 11/01/2043	168	172	3.50%, 01/01/2034	219	231
3.00%, 12/01/2043	26	27	3.50%, 06/01/2034	411	434
3.00%, 01/01/2044	184	190	3.50%, 08/01/2034	112	118
3.00%, 01/01/2045	1,159	1,189	3.50%, 11/01/2034	248	262
3.00%, 01/01/2045	40	41	3.50%, 10/01/2040	15	15
3.00%, 05/01/2045	1,245	1,278	3.50%, 11/01/2040	55	58
3.00%, 06/01/2045	99	102	3.50%, 12/01/2040	61	64
3.00%, 06/01/2045	37	38	3.50%, 01/01/2041	41	43
3.00%, 09/01/2045	222	228	3.50%, 02/01/2041	27	28
3.00%, 09/01/2045	199	204	3.50%, 02/01/2041	24	25
3.00%, 10/01/2045	902	926	3.50%, 03/01/2041	142	149
3.00%, 11/01/2045	462	474	3.50%, 03/01/2041	95	100
3.00%, 11/01/2045	200	205	3.50%, 10/01/2041	254	267
3.00%, 12/01/2045	1,056	1,084	3.50%, 12/01/2041	799	839
3.00%, 12/01/2045	134	138	3.50%, 12/01/2041	259	272
3.00%, 12/01/2045	90	92	3.50%, 12/01/2041	753	791
3.00%, 12/01/2045	107	110	3.50%, 01/01/2042	142	149
3.00%, 01/01/2046	632	649	3.50%, 01/01/2042	142	150
3.00%, 01/01/2046	27	27	3.50%, 01/01/2042	266	280
3.00%, 02/01/2046	400	411	3.50%, 02/01/2042	32	33
3.00%, 02/01/2046	637	654	3.50%, 02/01/2042	61	64
3.00%, 02/01/2046	1,237	1,270	3.50%, 03/01/2042	550	577
3.00%, 02/01/2046	38	39	3.50%, 03/01/2042	152	160
3.05%, 12/01/2041(a)	43	45	3.50%, 03/01/2042	307	323
3.16%, 12/01/2040(a)	26	27	3.50%, 03/01/2042	83	88
3.42%, 05/01/2041(a)	28	29	3.50%, 03/01/2042	179	188
3.50%, 04/01/2022	246	260	3.50%, 03/01/2042	66	70
3.50%, 08/01/2025	27	28	3.50%, 04/01/2042	138	145
3.50%, 10/01/2025	21	22	3.50%, 04/01/2042	107	112
3.50%, 11/01/2025	25	26	3.50%, 04/01/2042	151	158
3.50%, 11/01/2025	319	338	3.50%, 04/01/2042	120	126
3.50%, 12/01/2025	46	48	3.50%, 05/01/2042	178	187
3.50%, 12/01/2025	144	152	3.50%, 07/01/2042	340	358
3.50%, 12/01/2025	28	29	3.50%, 07/01/2042	192	202
3.50%, 01/01/2026	86	91	3.50%, 08/01/2042	240	253
3.50%, 01/01/2026	32	34	3.50%, 09/01/2042	189	199
3.50%, 01/01/2026	714	755	3.50%, 09/01/2042	90	94
3.50%, 02/01/2026	222	235	3.50%, 10/01/2042	25	27
3.50%, 03/01/2026	9	10	3.50%, 10/01/2042	676	710
3.50%, 03/01/2026	630	666	3.50%, 04/01/2043	165	174
3.50%, 05/01/2026	13	14	3.50%, 04/01/2043	316	332
3.50%, 06/01/2026	70	74	3.50%, 05/01/2043	429	451
3.50%, 07/01/2026	11	12	3.50%, 05/01/2043(e)	2,000	2,094
3.50%, 08/01/2026	9	9	3.50%, 05/01/2043	826	872
3.50%, 08/01/2026	104	110	3.50%, 05/01/2043	1,008	1,061
3.50%, 09/01/2026	429	453	3.50%, 06/01/2043	490	515
3.50%, 10/01/2026	35	37	3.50%, 06/01/2043	845	892
3.50%, 12/01/2026	132	140	3.50%, 07/01/2043	471	497
3.50%, 12/01/2026	484	512	3.50%, 08/01/2043	248	261
3.50%, 01/01/2027	84	88	3.50%, 09/01/2043	321	337
3.50%, 01/01/2027	143	152	3.50%, 09/01/2043	877	921
3.50%, 02/01/2027	312	331	3.50%, 12/01/2043	269	282
3.50%, 11/01/2028	454	479	3.50%, 01/01/2044	81	85
3.50%, 12/01/2028	246	259	3.50%, 02/01/2044	752	789
3.50%, 12/01/2028	22	23	3.50%, 02/01/2044	396	415
3.50%, 01/01/2029	262	277	3.50%, 04/01/2044	79	82
3.50%, 03/01/2029	26	28	3.50%, 10/01/2044	239	251
3.50%, 03/01/2029	409	432	3.50%, 10/01/2044	420	441
3.50%, 04/01/2030	197	208	3.50%, 10/01/2044	1,191	1,249
3.50%, 11/01/2030	99	105	3.50%, 10/01/2044	35	37
3.50%, 01/01/2031	16	17	3.50%, 11/01/2044	1,187	1,245
3.50%, 04/01/2031	33	35	3.50%, 12/01/2044	1,049	1,100
3.50%, 04/01/2031(e)	100	106	3.50%, 12/01/2044	1,046	1,098
3.50%, 04/01/2032	139	147	3.50%, 04/01/2045	1,237	1,299
3.50%, 05/01/2032	300	318	3.50%, 05/01/2045	392	411
3.50%, 06/01/2032	499	529	3.50%, 07/01/2045	985	1,033
3.50%, 07/01/2032	191	203	3.50%, 08/01/2045	1,245	1,306
3.50%, 09/01/2032	300	317	3.50%, 08/01/2045	1,288	1,351
3.50%, 09/01/2033	143	152	3.50%, 11/01/2045	1,006	1,055
3.50%, 10/01/2033	292	309	3.50%, 11/01/2045	1,282	1,345

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 04/01/2046(e)	$31,225	$32,739	4.00%, 10/01/2040	$30	$32
3.51%, 02/01/2041(a)	35	37	4.00%, 10/01/2040	34	37
3.56%, 01/01/2040(a)	32	34	4.00%, 10/01/2040	17	18
3.58%, 08/01/2040(a)	19	20	4.00%, 11/01/2040	25	27
3.61%, 05/01/2041(a)	26	28	4.00%, 12/01/2040	26	28
4.00%, 08/01/2018	247	258	4.00%, 12/01/2040	65	70
4.00%, 09/01/2018	22	23	4.00%, 12/01/2040	76	82
4.00%, 09/01/2018	41	42	4.00%, 12/01/2040	110	118
4.00%, 09/01/2018	101	105	4.00%, 12/01/2040	101	108
4.00%, 05/01/2019	106	111	4.00%, 01/01/2041	700	750
4.00%, 07/01/2019	14	15	4.00%, 01/01/2041	80	86
4.00%, 03/01/2024	97	103	4.00%, 01/01/2041	124	133
4.00%, 05/01/2024	22	24	4.00%, 01/01/2041	49	53
4.00%, 05/01/2024	17	19	4.00%, 02/01/2041	118	126
4.00%, 06/01/2024	36	38	4.00%, 02/01/2041	62	66
4.00%, 07/01/2024	34	36	4.00%, 02/01/2041	201	215
4.00%, 09/01/2024	16	17	4.00%, 02/01/2041	79	85
4.00%, 10/01/2024	131	140	4.00%, 02/01/2041	583	625
4.00%, 11/01/2024	8	8	4.00%, 02/01/2041	111	119
4.00%, 01/01/2025	26	28	4.00%, 03/01/2041	540	579
4.00%, 03/01/2025	31	33	4.00%, 03/01/2041	53	57
4.00%, 04/01/2025	9	10	4.00%, 03/01/2041	114	122
4.00%, 04/01/2025	152	162	4.00%, 04/01/2041	9	10
4.00%, 05/01/2025	26	27	4.00%, 09/01/2041	188	201
4.00%, 05/01/2025	8	9	4.00%, 09/01/2041	30	33
4.00%, 05/01/2025	26	27	4.00%, 09/01/2041	255	274
4.00%, 05/01/2025	6	6	4.00%, 10/01/2041	208	222
4.00%, 05/01/2025	29	31	4.00%, 10/01/2041	18	19
4.00%, 06/01/2025	8	8	4.00%, 10/01/2041	101	108
4.00%, 06/01/2025	25	26	4.00%, 11/01/2041	85	91
4.00%, 07/01/2025	42	44	4.00%, 11/01/2041	36	38
4.00%, 08/01/2025	30	31	4.00%, 11/01/2041	164	175
4.00%, 09/01/2025	31	33	4.00%, 11/01/2041	113	121
4.00%, 11/01/2025	40	42	4.00%, 12/01/2041	99	106
4.00%, 12/01/2025	51	54	4.00%, 12/01/2041	291	312
4.00%, 01/01/2026	197	206	4.00%, 12/01/2041	153	164
4.00%, 01/01/2026	116	124	4.00%, 12/01/2041	108	116
4.00%, 01/01/2026	24	26	4.00%, 12/01/2041	105	113
4.00%, 03/01/2026	66	71	4.00%, 01/01/2042	36	38
4.00%, 03/01/2026	118	126	4.00%, 01/01/2042	135	145
4.00%, 03/01/2026	5	6	4.00%, 01/01/2042	112	119
4.00%, 05/01/2026	37	39	4.00%, 02/01/2042	77	82
4.00%, 06/01/2026	35	38	4.00%, 05/01/2042	713	764
4.00%, 07/01/2026	36	39	4.00%, 02/01/2043	119	127
4.00%, 08/01/2026	165	176	4.00%, 02/01/2043	274	293
4.00%, 09/01/2026	75	80	4.00%, 08/01/2043	214	229
4.00%, 04/01/2029	9	10	4.00%, 09/01/2043	158	168
4.00%, 10/01/2030	28	30	4.00%, 12/01/2043	315	336
4.00%, 12/01/2030	231	249	4.00%, 01/01/2044	804	864
4.00%, 02/01/2031	78	84	4.00%, 02/01/2044	74	79
4.00%, 07/01/2031	50	53	4.00%, 04/01/2044	993	1,061
4.00%, 10/01/2031	193	208	4.00%, 06/01/2044	161	172
4.00%, 11/01/2031	46	49	4.00%, 06/01/2044	583	623
4.00%, 12/01/2031	38	41	4.00%, 06/01/2044	819	879
4.00%, 01/01/2032	58	63	4.00%, 07/01/2044	825	882
4.00%, 09/01/2033	404	436	4.00%, 07/01/2044	1,076	1,150
4.00%, 03/01/2039	14	15	4.00%, 09/01/2044	408	436
4.00%, 08/01/2039	8	9	4.00%, 10/01/2044	361	386
4.00%, 08/01/2039	49	53	4.00%, 11/01/2044	243	260
4.00%, 10/01/2039	19	20	4.00%, 11/01/2044	501	536
4.00%, 10/01/2039	524	561	4.00%, 11/01/2044	176	188
4.00%, 11/01/2039	56	60	4.00%, 12/01/2044	153	163
4.00%, 12/01/2039	16	17	4.00%, 12/01/2044	803	857
4.00%, 02/01/2040	56	60	4.00%, 12/01/2044	679	726
4.00%, 05/01/2040	46	49	4.00%, 12/01/2044	118	126
4.00%, 05/01/2040	6	7	4.00%, 12/01/2044	182	194
4.00%, 08/01/2040	31	33	4.00%, 01/01/2045	72	77
4.00%, 10/01/2040	101	109	4.00%, 01/01/2045	20	21
4.00%, 10/01/2040	19	20	4.00%, 01/01/2045	60	64
4.00%, 10/01/2040	57	61	4.00%, 01/01/2045	426	455
4.00%, 10/01/2040	53	57	4.00%, 02/01/2045	456	487

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 02/01/2045	$387	$413	4.50%, 01/01/2040	$107	$119
4.00%, 02/01/2045	1,034	1,105	4.50%, 02/01/2040	45	50
4.00%, 05/01/2045(e)	800	854	4.50%, 02/01/2040	78	86
4.00%, 08/01/2045	25	27	4.50%, 03/01/2040	51	55
4.00%, 08/01/2045	66	70	4.50%, 04/01/2040	80	88
4.00%, 10/01/2045	175	187	4.50%, 05/01/2040	200	218
4.00%, 04/01/2046(e)	22,600	24,147	4.50%, 05/01/2040	128	140
4.50%, 02/01/2018	14	15	4.50%, 05/01/2040	47	52
4.50%, 05/01/2018	217	224	4.50%, 05/01/2040	55	60
4.50%, 08/01/2018	156	161	4.50%, 06/01/2040	36	40
4.50%, 09/01/2018	211	219	4.50%, 07/01/2040	3	3
4.50%, 12/01/2018	148	154	4.50%, 07/01/2040	46	50
4.50%, 01/01/2019	1	1	4.50%, 08/01/2040	64	69
4.50%, 03/01/2019	76	79	4.50%, 08/01/2040	383	418
4.50%, 05/01/2019	34	35	4.50%, 08/01/2040	215	235
4.50%, 01/01/2020	193	200	4.50%, 08/01/2040	111	121
4.50%, 09/01/2020	6	6	4.50%, 09/01/2040	33	36
4.50%, 05/01/2022	17	18	4.50%, 09/01/2040	27	29
4.50%, 02/01/2024	5	5	4.50%, 09/01/2040	42	45
4.50%, 04/01/2024	3	3	4.50%, 10/01/2040	162	177
4.50%, 04/01/2024	2	2	4.50%, 12/01/2040	32	35
4.50%, 11/01/2024	14	15	4.50%, 12/01/2040	628	685
4.50%, 12/01/2024	19	21	4.50%, 03/01/2041	63	69
4.50%, 12/01/2024	37	40	4.50%, 03/01/2041	229	250
4.50%, 02/01/2025	51	54	4.50%, 03/01/2041	45	49
4.50%, 02/01/2025	32	33	4.50%, 03/01/2041	70	77
4.50%, 04/01/2025	5	6	4.50%, 04/01/2041	55	60
4.50%, 05/01/2025	38	41	4.50%, 05/01/2041	120	131
4.50%, 04/01/2026	59	63	4.50%, 05/01/2041	74	80
4.50%, 07/01/2029	4	5	4.50%, 05/01/2041	218	238
4.50%, 02/01/2030	24	26	4.50%, 06/01/2041	159	174
4.50%, 04/01/2030	9	9	4.50%, 06/01/2041	43	47
4.50%, 08/01/2030	168	184	4.50%, 06/01/2041	227	248
4.50%, 09/01/2030	137	150	4.50%, 06/01/2041	129	141
4.50%, 01/01/2031	28	31	4.50%, 06/01/2041	67	73
4.50%, 04/01/2031	16	18	4.50%, 07/01/2041	82	89
4.50%, 05/01/2031	25	28	4.50%, 07/01/2041	52	57
4.50%, 07/01/2031	102	112	4.50%, 07/01/2041	58	63
4.50%, 08/01/2031	52	57	4.50%, 08/01/2041	83	90
4.50%, 08/01/2033	26	28	4.50%, 09/01/2041	83	90
4.50%, 08/01/2033	2	2	4.50%, 09/01/2041	115	126
4.50%, 11/01/2033	67	73	4.50%, 09/01/2041	394	430
4.50%, 02/01/2035	213	233	4.50%, 10/01/2041	86	94
4.50%, 12/01/2035	184	201	4.50%, 11/01/2041	80	87
4.50%, 01/01/2036	2	3	4.50%, 11/01/2041	85	92
4.50%, 03/01/2036	8	8	4.50%, 11/01/2041	87	95
4.50%, 04/01/2038	78	85	4.50%, 11/01/2041	104	114
4.50%, 06/01/2038	38	41	4.50%, 12/01/2041	104	114
4.50%, 01/01/2039	8	9	4.50%, 04/01/2042	37	40
4.50%, 02/01/2039	20	22	4.50%, 09/01/2042	160	173
4.50%, 04/01/2039	15	17	4.50%, 09/01/2043	303	330
4.50%, 04/01/2039	69	75	4.50%, 09/01/2043	757	824
4.50%, 04/01/2039	84	93	4.50%, 09/01/2043	456	498
4.50%, 06/01/2039	105	116	4.50%, 10/01/2043	890	968
4.50%, 06/01/2039	22	23	4.50%, 11/01/2043	24	26
4.50%, 06/01/2039	38	41	4.50%, 12/01/2043	249	271
4.50%, 06/01/2039	81	88	4.50%, 12/01/2043	33	36
4.50%, 07/01/2039	44	48	4.50%, 01/01/2044	1,084	1,180
4.50%, 07/01/2039	65	71	4.50%, 03/01/2044	533	582
4.50%, 07/01/2039	86	94	4.50%, 03/01/2044	305	332
4.50%, 08/01/2039	44	49	4.50%, 04/01/2044	185	201
4.50%, 09/01/2039	41	45	4.50%, 04/01/2044	65	71
4.50%, 10/01/2039	24	27	4.50%, 05/01/2044	1,477	1,612
4.50%, 10/01/2039	79	86	4.50%, 05/01/2044	179	196
4.50%, 10/01/2039	122	133	4.50%, 05/01/2044	305	331
4.50%, 12/01/2039	32	35	4.50%, 05/01/2044	462	502
4.50%, 12/01/2039	131	144	4.50%, 06/01/2044	789	858
4.50%, 12/01/2039	85	94	4.50%, 06/01/2044	910	993
4.50%, 12/01/2039	54	60	4.50%, 06/01/2044	360	393
4.50%, 12/01/2039	26	29	4.50%, 07/01/2044	756	822
4.50%, 01/01/2040	156	170	4.50%, 07/01/2044	390	424

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 07/01/2044	$23	$25	5.00%, 04/01/2039	$60	$66
4.50%, 08/01/2044	72	79	5.00%, 04/01/2039	42	47
4.50%, 08/01/2044	181	197	5.00%, 06/01/2039	136	151
4.50%, 08/01/2044	234	256	5.00%, 07/01/2039	271	300
4.50%, 10/01/2044	34	37	5.00%, 07/01/2039	293	324
5.00%, 12/01/2017	2	2	5.00%, 07/01/2039	68	76
5.00%, 03/01/2018	137	142	5.00%, 10/01/2039	54	61
5.00%, 11/01/2018	2	2	5.00%, 12/01/2039	108	120
5.00%, 06/01/2019	19	20	5.00%, 12/01/2039	44	50
5.00%, 07/01/2019	79	82	5.00%, 01/01/2040	92	104
5.00%, 11/01/2020	122	130	5.00%, 02/01/2040	120	137
5.00%, 11/01/2021	8	9	5.00%, 05/01/2040	252	280
5.00%, 02/01/2023	13	13	5.00%, 05/01/2040	32	35
5.00%, 07/01/2023	2	2	5.00%, 06/01/2040	17	18
5.00%, 08/01/2023	476	527	5.00%, 06/01/2040	74	83
5.00%, 09/01/2023	75	81	5.00%, 06/01/2040	84	94
5.00%, 12/01/2023	6	6	5.00%, 08/01/2040	130	144
5.00%, 12/01/2023	11	11	5.00%, 08/01/2040	30	33
5.00%, 01/01/2024	35	36	5.00%, 08/01/2040	44	49
5.00%, 01/01/2024	17	18	5.00%, 09/01/2040	15	16
5.00%, 02/01/2024	137	148	5.00%, 11/01/2040	50	56
5.00%, 07/01/2024	11	12	5.00%, 04/01/2041	38	43
5.00%, 12/01/2024	65	69	5.00%, 05/01/2041	15	17
5.00%, 04/01/2025	316	350	5.00%, 05/01/2041	55	61
5.00%, 11/01/2025	595	658	5.00%, 05/01/2041	52	58
5.00%, 10/01/2026	282	312	5.00%, 05/01/2041	53	59
5.00%, 04/01/2029	18	20	5.00%, 07/01/2041	404	448
5.00%, 09/01/2029	430	476	5.00%, 07/01/2041	11	12
5.00%, 03/01/2030	33	37	5.00%, 05/01/2042	821	912
5.00%, 08/01/2030	41	45	5.00%, 09/01/2043	697	770
5.00%, 05/01/2033	20	23	5.00%, 12/01/2043	595	658
5.00%, 05/01/2033	14	15	5.00%, 01/01/2044	143	158
5.00%, 07/01/2033	99	110	5.00%, 01/01/2044	187	208
5.00%, 08/01/2033	5	5	5.00%, 03/01/2044	459	508
5.00%, 09/01/2033	43	48	5.00%, 03/01/2044	657	727
5.00%, 09/01/2033	147	162	5.00%, 05/01/2044	338	375
5.00%, 11/01/2033	59	65	5.00%, 08/01/2044	275	304
5.00%, 02/01/2034	7	8	5.00%, 11/01/2044	628	694
5.00%, 03/01/2034	10	11	5.50%, 10/01/2016	3	3
5.00%, 05/01/2034	78	87	5.50%, 01/01/2017	6	6
5.00%, 02/01/2035	70	78	5.50%, 02/01/2018	18	19
5.00%, 03/01/2035	9	10	5.50%, 12/01/2018	16	16
5.00%, 04/01/2035	10	12	5.50%, 05/01/2019	2	2
5.00%, 06/01/2035	132	146	5.50%, 08/01/2019	25	26
5.00%, 07/01/2035	165	184	5.50%, 12/01/2019	4	4
5.00%, 07/01/2035	61	68	5.50%, 01/01/2021	3	3
5.00%, 07/01/2035	282	313	5.50%, 05/01/2021	6	6
5.00%, 07/01/2035	6	7	5.50%, 10/01/2021	4	4
5.00%, 07/01/2035	16	18	5.50%, 11/01/2022	9	9
5.00%, 09/01/2035	11	12	5.50%, 11/01/2022	16	17
5.00%, 10/01/2035	29	33	5.50%, 02/01/2023	12	13
5.00%, 01/01/2036	57	63	5.50%, 03/01/2023	13	14
5.00%, 03/01/2036	36	40	5.50%, 04/01/2023	12	12
5.00%, 03/01/2036	56	62	5.50%, 07/01/2023	11	13
5.00%, 04/01/2036	2	3	5.50%, 09/01/2023	13	14
5.00%, 05/01/2036	1	1	5.50%, 12/01/2023	6	7
5.00%, 06/01/2036	91	101	5.50%, 05/01/2025	17	17
5.00%, 07/01/2036	73	81	5.50%, 07/01/2025	362	406
5.00%, 04/01/2037	819	907	5.50%, 06/01/2028	10	12
5.00%, 07/01/2037	21	23	5.50%, 09/01/2028	3	3
5.00%, 02/01/2038	142	158	5.50%, 01/01/2029	7	8
5.00%, 04/01/2038	48	53	5.50%, 12/01/2029	30	34
5.00%, 05/01/2038	2	3	5.50%, 06/01/2033	15	17
5.00%, 06/01/2038	6	7	5.50%, 04/01/2034	74	83
5.00%, 12/01/2038	12	14	5.50%, 04/01/2034	52	59
5.00%, 01/01/2039	44	49	5.50%, 04/01/2034	39	44
5.00%, 01/01/2039	667	737	5.50%, 05/01/2034	47	53
5.00%, 02/01/2039	51	56	5.50%, 06/01/2034	3	3
5.00%, 03/01/2039	2	2	5.50%, 11/01/2034	41	46
5.00%, 03/01/2039	28	31	5.50%, 01/01/2035	10	11
5.00%, 04/01/2039	25	28	5.50%, 01/01/2035	41	46

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 03/01/2035	$17	$19	5.50%, 12/01/2039	$30	$34
5.50%, 04/01/2035	24	27	5.50%, 05/01/2040	148	167
5.50%, 04/01/2035	1	2	5.50%, 06/01/2040	10	11
5.50%, 08/01/2035	10	12	5.50%, 07/01/2040	37	41
5.50%, 09/01/2035	3	3	5.50%, 07/01/2041	211	237
5.50%, 10/01/2035	6	7	5.50%, 09/01/2041	84	94
5.50%, 10/01/2035	4	5	5.50%, 09/01/2041	61	69
5.50%, 11/01/2035	327	371	6.00%, 06/01/2017	8	8
5.50%, 12/01/2035	15	17	6.00%, 06/01/2017	1	1
5.50%, 01/01/2036	5	6	6.00%, 05/01/2024	1	1
5.50%, 02/01/2036	47	53	6.00%, 12/01/2032	24	28
5.50%, 04/01/2036	46	52	6.00%, 01/01/2033	5	6
5.50%, 04/01/2036	2	3	6.00%, 10/01/2033	8	9
5.50%, 05/01/2036	207	234	6.00%, 12/01/2033	17	20
5.50%, 07/01/2036	24	28	6.00%, 10/01/2034	26	30
5.50%, 08/01/2036	63	71	6.00%, 12/01/2034	11	13
5.50%, 09/01/2036	68	76	6.00%, 01/01/2035	58	67
5.50%, 09/01/2036	28	32	6.00%, 07/01/2035	46	53
5.50%, 10/01/2036	62	69	6.00%, 07/01/2035	110	126
5.50%, 11/01/2036	10	11	6.00%, 10/01/2035	42	48
5.50%, 11/01/2036	16	18	6.00%, 05/01/2036	1	1
5.50%, 11/01/2036	23	26	6.00%, 05/01/2036	6	7
5.50%, 01/01/2037	23	26	6.00%, 05/01/2036	3	4
5.50%, 02/01/2037	47	53	6.00%, 06/01/2036	31	35
5.50%, 03/01/2037	147	166	6.00%, 02/01/2037	5	5
5.50%, 05/01/2037	2	2	6.00%, 02/01/2037	39	45
5.50%, 05/01/2037	20	23	6.00%, 03/01/2037	75	85
5.50%, 05/01/2037	691	777	6.00%, 03/01/2037	30	34
5.50%, 05/01/2037	215	243	6.00%, 06/01/2037	16	18
5.50%, 06/01/2037	51	58	6.00%, 07/01/2037	5	6
5.50%, 07/01/2037	3	3	6.00%, 09/01/2037	39	44
5.50%, 07/01/2037	7	8	6.00%, 10/01/2037	5	5
5.50%, 08/01/2037	243	275	6.00%, 11/01/2037	6	7
5.50%, 08/01/2037	322	364	6.00%, 11/01/2037	1	1
5.50%, 08/01/2037	235	266	6.00%, 11/01/2037	5	6
5.50%, 01/01/2038	10	11	6.00%, 12/01/2037	13	15
5.50%, 01/01/2038	8	9	6.00%, 01/01/2038	242	276
5.50%, 02/01/2038	44	50	6.00%, 01/01/2038	10	12
5.50%, 02/01/2038	25	28	6.00%, 01/01/2038	16	18
5.50%, 02/01/2038	63	72	6.00%, 02/01/2038	7	8
5.50%, 03/01/2038	18	20	6.00%, 03/01/2038	91	104
5.50%, 03/01/2038	19	21	6.00%, 03/01/2038	16	18
5.50%, 03/01/2038	101	114	6.00%, 05/01/2038	11	12
5.50%, 03/01/2038	29	33	6.00%, 05/01/2038	5	6
5.50%, 05/01/2038	37	41	6.00%, 08/01/2038	16	18
5.50%, 05/01/2038	555	625	6.00%, 09/01/2038	63	72
5.50%, 05/01/2038	9	10	6.00%, 10/01/2038	37	42
5.50%, 06/01/2038	3	4	6.00%, 11/01/2038	83	94
5.50%, 06/01/2038	2	2	6.00%, 12/01/2038	7	8
5.50%, 06/01/2038	275	308	6.00%, 10/01/2039	19	22
5.50%, 06/01/2038	218	245	6.00%, 10/01/2039	19	22
5.50%, 06/01/2038	23	26	6.00%, 04/01/2040	43	49
5.50%, 07/01/2038	19	21	6.00%, 09/01/2040	13	14
5.50%, 07/01/2038	14	15	6.00%, 10/01/2040	48	55
5.50%, 08/01/2038	230	258	6.00%, 10/01/2040	21	24
5.50%, 11/01/2038	256	287	6.00%, 05/01/2041	451	515
5.50%, 11/01/2038	10	11	6.50%, 12/01/2016	4	4
5.50%, 11/01/2038	6	7	6.50%, 07/01/2020	1	1
5.50%, 11/01/2038	134	151	6.50%, 03/01/2026	1	1
5.50%, 11/01/2038	12	13	6.50%, 12/01/2031	2	2
5.50%, 11/01/2038	9	10	6.50%, 03/01/2032	3	3
5.50%, 12/01/2038	11	12	6.50%, 07/01/2032	8	10
5.50%, 12/01/2038	23	26	6.50%, 11/01/2033	11	13
5.50%, 12/01/2038	19	21	6.50%, 08/01/2034	27	32
5.50%, 01/01/2039	20	23	6.50%, 09/01/2034	20	24
5.50%, 04/01/2039	10	11	6.50%, 10/01/2034	6	7
5.50%, 06/01/2039	262	295	6.50%, 07/01/2037	9	11
5.50%, 07/01/2039	59	67	6.50%, 07/01/2037	13	16
5.50%, 09/01/2039	44	50	6.50%, 08/01/2037	10	11
5.50%, 10/01/2039	14	16	6.50%, 10/01/2037	64	73
5.50%, 12/01/2039	85	97	6.50%, 01/01/2038	230	276

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)			(continued)
6.50%, 01/01/2038	$8	$9
6.50%, 02/01/2038	11	13	3.00%, 11/20/2045	$928	$962
			3.00%, 12/20/2045	1,339	1,389
6.50%, 02/01/2038	10	11	3.50%, 12/15/2025	16	17
6.50%, 03/01/2038	53	61
6.50%, 03/01/2038	4	5	3.50%, 02/15/2026	57	60
			3.50%, 05/15/2026	24	25
6.50%, 05/01/2038	149	180	3.50%, 03/20/2027	56	59
6.50%, 05/01/2038	14	16
6.50%, 09/01/2038	7	8	3.50%, 04/20/2027	86	91
			3.50%, 09/20/2028	178	189
6.50%, 10/01/2039	15	17	3.50%, 07/20/2040	16	17
7.00%, 12/01/2037	15	17	3.50%, 03/20/2041	84	89
7.00%, 12/01/2037	20	24	3.50%, 01/20/2041 (a)	264	270
7.50%, 05/01/2031	12	15	3.50%, 05/20/2041	51	53
		$251,695	3.50%, 11/15/2041	63	67
Government National Mortgage Association (GNMA) -			3.50%, 11/20/2041	26	27
7.95%			3.50%, 01/15/2042	72	76
2.50%, 09/20/2027	247	255	3.50%, 01/20/2042	120	128
2.50%, 01/20/2028	296	305	3.50%, 02/15/2042	120	127
2.50%, 04/20/2028	219	226	3.50%, 02/15/2042	404	429
2.50%, 07/20/2028	214	221	3.50%, 02/20/2042	115	122
2.50%, 02/20/2042(a)	81	84
2.50%, 01/20/2043(a)	115	118	3.50%, 03/15/2042	109	115
			3.50%, 03/15/2042	91	96
2.50%, 03/15/2043	256	256	3.50%, 03/20/2042	132	140
2.50%, 07/20/2043	333	336	3.50%, 04/15/2042	552	583
2.50%, 11/20/2043(a)	414	424
			3.50%, 04/15/2042	228	241
2.50%, 06/20/2045	196	196	3.50%, 04/20/2042	267	283
3.00%, 04/15/2027	129	135	3.50%, 05/15/2042	17	18
3.00%, 04/20/2027	222	234	3.50%, 05/15/2042	168	177
3.00%, 09/20/2027	228	240	3.50%, 05/20/2042	937	993
3.00%, 11/20/2027	116	122	3.50%, 06/20/2042	562	596
3.00%, 09/20/2028	136	142	3.50%, 08/15/2042	116	123
3.00%, 10/20/2028	200	210	3.50%, 08/20/2042	424	449
3.00%, 01/20/2029	65	68	3.50%, 10/20/2042	1,266	1,341
3.00%, 07/20/2030	514	540	3.50%, 01/15/2043	689	729
3.00%, 11/20/2041(a)	96	98
3.00%, 02/20/2042(a)	81	83	3.50%, 01/15/2043	443	467
			3.50%, 01/20/2043	628	666
3.00%, 04/15/2042	30	31	3.50%, 02/20/2043	681	722
3.00%, 04/20/2042(a)	243	251
3.00%, 07/20/2042(a)	343	355	3.50%, 03/20/2043	618	654
			3.50%, 04/01/2043	32,350	34,190
3.00%, 08/20/2042	17	17	3.50%, 04/15/2043	168	178
3.00%, 09/20/2042	348	361	3.50%, 04/15/2043	99	104
3.00%, 10/15/2042	501	520	3.50%, 04/20/2043	638	676
3.00%, 12/20/2042	693	719	3.50%, 05/01/2043	100	106
3.00%, 03/20/2043	402	417	3.50%, 06/15/2043	131	139
3.00%, 03/20/2043	1,315	1,365	3.50%, 06/15/2043	78	83
3.00%, 04/01/2043	9,525	9,867	3.50%, 07/20/2043	1,288	1,365
3.00%, 04/01/2043(e)	25	26
			3.50%, 08/15/2043	255	269
3.00%, 04/15/2043	76	79	3.50%, 01/20/2044	18	19
3.00%, 04/20/2043	1,018	1,056	3.50%, 02/20/2044	143	152
3.00%, 05/01/2043	575	595	3.50%, 04/20/2044	645	683
3.00%, 05/15/2043	62	64	3.50%, 07/20/2044	1,751	1,855
3.00%, 05/15/2043	30	31	3.50%, 08/20/2044	1,789	1,896
3.00%, 06/15/2043	630	654	3.50%, 09/20/2044	662	701
3.00%, 06/20/2043	383	398	3.50%, 10/20/2044	742	786
3.00%, 08/15/2043	562	582	3.50%, 11/20/2044	811	859
3.00%, 08/15/2043	393	408	3.50%, 12/20/2044	936	990
3.00%, 08/20/2043	176	183	3.50%, 02/20/2045	965	1,021
3.00%, 09/20/2043	642	666	3.50%, 05/20/2045	409	433
3.00%, 10/20/2043	318	330	3.50%, 06/20/2045	123	130
3.00%, 11/20/2043	237	246	3.50%, 07/20/2045	883	935
3.00%, 03/20/2044	496	514	3.50%, 08/20/2045	803	849
3.00%, 05/15/2044	56	58	3.50%, 09/20/2045	270	286
3.00%, 08/20/2044	2,020	2,096	3.50%, 11/20/2045	98	104
3.00%, 11/15/2044	708	734	3.50%, 12/20/2045	149	157
3.00%, 11/20/2044	817	848	4.00%, 07/15/2024	97	103
3.00%, 12/20/2044	1,035	1,074	4.00%, 08/15/2024	25	27
3.00%, 02/15/2045	385	400	4.00%, 12/15/2024	22	24
3.00%, 04/20/2045	94	98	4.00%, 11/15/2025	16	17
3.00%, 05/20/2045	853	884	4.00%, 05/15/2026	22	23
3.00%, 07/20/2045	2,505	2,599	4.00%, 06/15/2039	13	14
3.00%, 08/15/2045	273	284	4.00%, 07/20/2040	53	57
3.00%, 08/20/2045	703	729	4.00%, 08/15/2040	222	238

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
4.00%, 08/15/2040	$45	$48	4.50%, 11/20/2033	$9	$10
4.00%, 09/15/2040	9	10	4.50%, 02/15/2039	282	308
4.00%, 09/15/2040	42	45	4.50%, 03/15/2039	29	32
4.00%, 09/15/2040	81	88	4.50%, 03/15/2039	110	121
4.00%, 10/15/2040	67	72	4.50%, 03/15/2039	42	46
4.00%, 11/15/2040	53	57	4.50%, 03/15/2039	57	62
4.00%, 11/15/2040	10	10	4.50%, 03/20/2039	64	68
4.00%, 11/20/2040	41	45	4.50%, 04/15/2039	86	94
4.00%, 12/20/2040	74	80	4.50%, 04/15/2039	123	134
4.00%, 01/15/2041	67	73	4.50%, 04/15/2039	47	51
4.00%, 01/15/2041	47	50	4.50%, 05/15/2039	18	19
4.00%, 01/15/2041	132	141	4.50%, 05/15/2039	161	176
4.00%, 01/20/2041	132	142	4.50%, 05/15/2039	17	18
4.00%, 05/15/2041	89	96	4.50%, 05/15/2039	88	98
4.00%, 05/15/2041	48	52	4.50%, 05/15/2039	299	326
4.00%, 07/20/2041	46	50	4.50%, 06/15/2039	124	137
4.00%, 07/20/2041(a)	26	27	4.50%, 07/15/2039	28	31
4.00%, 08/15/2041	36	39	4.50%, 08/15/2039	122	134
4.00%, 08/15/2041	77	82	4.50%, 09/15/2039	3	3
4.00%, 08/15/2041	178	190	4.50%, 11/15/2039	366	405
4.00%, 09/15/2041	115	123	4.50%, 11/15/2039	25	27
4.00%, 09/15/2041	143	153	4.50%, 12/15/2039	96	106
4.00%, 09/15/2041	50	54	4.50%, 01/15/2040	111	123
4.00%, 09/20/2041	229	246	4.50%, 02/15/2040	31	33
4.00%, 10/15/2041	79	85	4.50%, 02/15/2040	20	22
4.00%, 10/15/2041	49	52	4.50%, 02/15/2040	49	54
4.00%, 11/15/2041	245	262	4.50%, 02/15/2040	16	18
4.00%, 11/20/2041	80	86	4.50%, 02/15/2040	24	26
4.00%, 12/15/2041	80	86	4.50%, 02/15/2040	24	26
4.00%, 12/15/2041	37	40	4.50%, 03/15/2040	25	27
4.00%, 12/20/2041	78	84	4.50%, 04/15/2040	856	933
4.00%, 01/15/2042	26	28	4.50%, 05/15/2040	35	38
4.00%, 01/15/2042	91	98	4.50%, 06/15/2040	39	42
4.00%, 01/20/2042	419	451	4.50%, 06/15/2040	30	32
4.00%, 02/20/2042	337	362	4.50%, 07/15/2040	42	46
4.00%, 03/15/2042	203	217	4.50%, 07/15/2040	33	36
4.00%, 03/15/2042	136	146	4.50%, 07/15/2040	602	659
4.00%, 03/20/2042	400	430	4.50%, 08/15/2040	65	71
4.00%, 04/20/2042	351	378	4.50%, 08/15/2040	50	54
4.00%, 05/15/2042	558	598	4.50%, 08/15/2040	68	75
4.00%, 05/20/2042	34	36	4.50%, 08/15/2040	49	54
4.00%, 07/20/2042	783	842	4.50%, 09/15/2040	58	65
4.00%, 05/01/2043	200	214	4.50%, 09/15/2040	69	75
4.00%, 06/20/2043	102	109	4.50%, 10/15/2040	66	72
4.00%, 08/15/2043	24	26	4.50%, 12/15/2040	33	36
4.00%, 09/15/2043	312	336	4.50%, 01/20/2041	80	88
4.00%, 09/20/2043	159	170	4.50%, 01/20/2041	63	68
4.00%, 10/20/2043	240	257	4.50%, 02/20/2041	78	86
4.00%, 11/20/2043	561	601	4.50%, 02/20/2041	73	79
4.00%, 02/20/2044	1,303	1,393	4.50%, 03/15/2041	155	169
4.00%, 03/15/2044	497	532	4.50%, 03/15/2041	27	30
4.00%, 04/20/2044	632	676	4.50%, 03/20/2041	66	73
4.00%, 05/20/2044	861	921	4.50%, 03/20/2041	40	43
4.00%, 06/20/2044	638	682	4.50%, 04/15/2041	69	75
4.00%, 07/20/2044	2,552	2,729	4.50%, 04/15/2041	31	33
4.00%, 08/20/2044	1,793	1,918	4.50%, 04/20/2041	77	84
4.00%, 09/20/2044	1,626	1,738	4.50%, 05/15/2041	56	62
4.00%, 10/20/2044	2,207	2,360	4.50%, 05/15/2041	45	50
4.00%, 11/20/2044	1,027	1,098	4.50%, 06/15/2041	143	156
4.00%, 12/20/2044	1,595	1,705	4.50%, 06/20/2041	247	269
4.00%, 01/15/2045	143	153	4.50%, 07/15/2041	236	257
4.00%, 01/20/2045	1,465	1,566	4.50%, 07/15/2041	35	39
4.00%, 03/15/2045	115	123	4.50%, 07/15/2041	101	110
4.00%, 04/15/2045	100	107	4.50%, 07/20/2041	474	516
4.00%, 04/20/2045	957	1,023	4.50%, 07/20/2041	19	21
4.00%, 05/15/2045	494	529	4.50%, 08/15/2041	172	189
4.00%, 07/20/2045	418	448	4.50%, 08/20/2041	177	192
4.00%, 08/20/2045	593	634	4.50%, 09/20/2041	44	47
4.00%, 09/20/2045	699	748	4.50%, 11/20/2041	631	687
4.00%, 04/01/2046	1,625	1,737	4.50%, 12/20/2041	43	47
4.50%, 04/20/2026	15	17	4.50%, 01/20/2042	313	341

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
4.50%, 02/20/2042	$159	$173	5.00%, 06/20/2041	$20	$22
4.50%, 03/20/2042	41	44	5.00%, 07/20/2041	31	34
4.50%, 04/20/2042	75	82	5.00%, 08/20/2041	212	235
4.50%, 05/20/2042	87	94	5.00%, 10/20/2041	26	29
4.50%, 04/01/2043(e)	175	190	5.00%, 11/20/2041	74	82
4.50%, 05/20/2043	398	433	5.00%, 12/20/2041	56	62
4.50%, 06/20/2043	337	367	5.00%, 02/20/2042	273	303
4.50%, 08/20/2043	63	68	5.00%, 03/20/2042	58	65
4.50%, 09/20/2043	191	205	5.00%, 04/20/2042	650	719
4.50%, 10/20/2043	367	394	5.00%, 12/20/2042	525	583
4.50%, 11/20/2043	1,132	1,216	5.00%, 01/20/2043	101	112
4.50%, 03/20/2044	1,502	1,614	5.00%, 05/20/2043	123	136
4.50%, 04/20/2044	67	72	5.00%, 07/20/2043	305	336
4.50%, 05/20/2044	1,128	1,212	5.00%, 11/20/2043	360	395
4.50%, 07/20/2044	587	631	5.00%, 01/20/2044	229	251
4.50%, 09/20/2044	39	41	5.00%, 02/20/2044	333	368
4.50%, 10/20/2044	88	94	5.00%, 03/20/2044	235	260
4.50%, 11/20/2044	175	188	5.00%, 05/20/2044	106	116
4.50%, 12/20/2044	282	303	5.00%, 07/20/2044	209	227
4.50%, 02/20/2045	759	815	5.00%, 08/20/2044	99	108
4.50%, 04/20/2045	428	460	5.00%, 12/20/2044	167	181
4.50%, 04/01/2046	200	215	5.50%, 01/15/2024	10	11
5.00%, 08/15/2033	66	74	5.50%, 11/15/2033	31	35
5.00%, 02/15/2034	79	89	5.50%, 03/15/2034	10	11
5.00%, 07/15/2035	204	229	5.50%, 04/15/2034	14	16
5.00%, 08/15/2035	49	55	5.50%, 07/15/2034	9	11
5.00%, 04/20/2037	6	6	5.50%, 11/15/2034	46	53
5.00%, 04/20/2038	434	484	5.50%, 02/15/2035	22	25
5.00%, 05/15/2038	92	102	5.50%, 03/15/2036	13	15
5.00%, 06/20/2038	43	48	5.50%, 04/15/2036	21	23
5.00%, 08/15/2038	201	224	5.50%, 12/15/2036	15	17
5.00%, 10/15/2038	24	27	5.50%, 04/15/2037	44	50
5.00%, 01/15/2039	175	193	5.50%, 05/15/2038	19	21
5.00%, 01/15/2039	202	224	5.50%, 06/15/2038	27	31
5.00%, 02/15/2039	140	156	5.50%, 08/15/2038	176	198
5.00%, 02/15/2039	156	173	5.50%, 08/15/2038	106	119
5.00%, 04/15/2039	179	197	5.50%, 09/15/2038	53	60
5.00%, 05/15/2039	14	16	5.50%, 10/20/2038	52	58
5.00%, 06/15/2039	44	49	5.50%, 11/15/2038	18	20
5.00%, 06/15/2039	62	70	5.50%, 12/20/2038	21	23
5.00%, 06/20/2039	54	60	5.50%, 01/15/2039	37	42
5.00%, 07/15/2039	32	35	5.50%, 01/15/2039	5	5
5.00%, 07/15/2039	42	47	5.50%, 01/15/2039	16	18
5.00%, 07/15/2039	69	78	5.50%, 01/15/2039	42	47
5.00%, 07/15/2039	50	56	5.50%, 02/15/2039	15	16
5.00%, 08/15/2039	45	51	5.50%, 02/20/2039	112	124
5.00%, 09/15/2039	50	56	5.50%, 05/15/2039	5	6
5.00%, 09/15/2039	35	39	5.50%, 12/15/2039	29	32
5.00%, 09/15/2039	43	48	5.50%, 01/15/2040	235	264
5.00%, 09/15/2039	18	20	5.50%, 03/15/2040	105	118
5.00%, 09/15/2039	47	52	5.50%, 04/15/2040	252	287
5.00%, 11/15/2039	62	70	5.50%, 06/20/2040	115	127
5.00%, 12/15/2039	81	90	5.50%, 07/20/2040	34	38
5.00%, 02/15/2040	53	59	5.50%, 11/15/2040	29	33
5.00%, 02/15/2040	66	74	5.50%, 12/20/2040	25	28
5.00%, 02/15/2040	66	75	5.50%, 01/20/2041	405	452
5.00%, 04/15/2040	41	45	5.50%, 04/20/2041	75	83
5.00%, 05/15/2040	52	57	5.50%, 10/20/2041	63	70
5.00%, 05/15/2040	21	23	5.50%, 11/20/2041	71	79
5.00%, 05/20/2040	15	16	5.50%, 10/20/2042	198	218
5.00%, 06/15/2040	67	75	5.50%, 11/20/2042	180	200
5.00%, 06/15/2040	38	42	5.50%, 06/20/2043	199	219
5.00%, 06/15/2040	93	104	5.50%, 09/20/2043	273	300
5.00%, 06/15/2040	5	6	6.00%, 07/15/2032	1	1
5.00%, 06/20/2040	68	75	6.00%, 12/15/2032	2	2
5.00%, 07/15/2040	33	36	6.00%, 10/15/2034	29	33
5.00%, 07/20/2040	68	76	6.00%, 04/15/2035	22	25
5.00%, 01/20/2041	37	41	6.00%, 04/15/2036	16	18
5.00%, 02/20/2041	85	94	6.00%, 06/15/2036	26	30
5.00%, 04/15/2041	351	391	6.00%, 04/15/2037	45	52
5.00%, 05/20/2041	76	84	6.00%, 05/15/2037	50	56

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)			U.S. Treasury (continued)
			1.25%, 10/31/2018	$5,000	$5,054
6.00%, 10/20/2037	$65	$74	1.25%, 11/15/2018	2,500	2,527
6.00%, 11/20/2037	25	29
6.00%, 01/15/2038	19	21	1.25%, 11/30/2018	4,425	4,474
			1.25%, 12/15/2018	2,565	2,594
6.00%, 08/15/2038	16	18	1.25%, 01/31/2019	945	956
6.00%, 01/15/2039	142	160
6.00%, 09/15/2039	99	113	1.25%, 04/30/2019	4,000	4,044
			1.25%, 01/31/2020	3,408	3,431
6.00%, 09/15/2039	41	46	1.25%, 02/29/2020	603	607
6.00%, 11/15/2039	113	128
6.00%, 01/20/2042	66	76	1.25%, 03/31/2021	7,000	7,008
			1.38%, 06/30/2018	1,683	1,705
6.50%, 10/20/2028	1	1	1.38%, 07/31/2018	855	866
6.50%, 05/20/2029	1	1
6.50%, 02/20/2032	1	1	1.38%, 09/30/2018	5,430	5,507
			1.38%, 11/30/2018	1,380	1,400
6.50%, 05/20/2032	7	8	1.38%, 12/31/2018	2,000	2,029
6.50%, 05/15/2037	56	64
6.50%, 08/20/2038	21	25	1.38%, 02/28/2019	5,037	5,110
			1.38%, 01/31/2020	2,040	2,064
6.50%, 09/15/2038	17	19	1.38%, 02/29/2020	3,130	3,164
7.00%, 03/15/2029	3	3
7.00%, 07/15/2031	2	2	1.38%, 03/31/2020	3,365	3,402
			1.38%, 04/30/2020	2,870	2,900
		$158,164	1.38%, 05/31/2020	2,300	2,323
U.S. Treasury - 36.26%			1.38%, 08/31/2020	2,515	2,539
0.50%, 04/30/2017	1,890	1,887	1.38%, 09/30/2020	1,400	1,412
0.50%, 07/31/2017	4,000	3,990	1.38%, 10/31/2020	3,405	3,432
0.63%, 05/31/2017	4,840	4,837	1.38%, 01/31/2021	3,660	3,686
0.63%, 06/30/2017	2,745	2,743	1.50%, 08/31/2018	920	936
0.63%, 07/31/2017	2,700	2,698	1.50%, 12/31/2018	2,569	2,615
0.63%, 08/31/2017	3,315	3,311	1.50%, 01/31/2019	3,205	3,263
0.63%, 09/30/2017	2,517	2,514	1.50%, 02/28/2019	3,184	3,241
0.63%, 11/30/2017	5,641	5,632	1.50%, 03/31/2019	730	743
0.63%, 04/30/2018	4,980	4,965	1.50%, 05/31/2019	2,955	3,008
0.75%, 06/30/2017	4,011	4,015	1.50%, 10/31/2019	3,268	3,324
0.75%, 10/31/2017	4,632	4,634	1.50%, 11/30/2019	2,480	2,522
0.75%, 12/31/2017	3,419	3,420	1.50%, 05/31/2020	2,730	2,771
0.75%, 01/31/2018	2,000	2,001	1.50%, 01/31/2022	3,039	3,054
0.75%, 02/28/2018	6,000	6,001	1.50%, 02/28/2023	2,870	2,862
0.75%, 03/31/2018	3,385	3,385	1.50%, 03/31/2023	2,960	2,951
0.75%, 04/15/2018	3,455	3,454	1.63%, 03/31/2019	5,000	5,108
0.75%, 02/15/2019	2,460	2,453	1.63%, 04/30/2019	1,120	1,144
0.88%, 04/30/2017	3,209	3,216	1.63%, 06/30/2019	5,000	5,112
0.88%, 05/15/2017	5,962	5,976	1.63%, 07/31/2019	3,675	3,755
0.88%, 06/15/2017	2,478	2,484	1.63%, 08/31/2019	5,270	5,385
0.88%, 07/15/2017	2,450	2,456	1.63%, 12/31/2019	3,105	3,171
0.88%, 08/15/2017	2,530	2,536	1.63%, 06/30/2020	4,400	4,487
0.88%, 10/15/2017	2,705	2,712	1.63%, 07/31/2020	5,000	5,099
0.88%, 11/15/2017	1,235	1,238	1.63%, 11/30/2020	4,830	4,926
0.88%, 11/30/2017	4,000	4,010	1.63%, 08/15/2022	6,850	6,903
0.88%, 01/15/2018	3,795	3,805	1.63%, 11/15/2022	1,000	1,007
0.88%, 01/31/2018	3,800	3,810	1.63%, 02/15/2026	5,280	5,203
0.88%, 03/31/2018	2,750	2,758	1.75%, 10/31/2018	1,320	1,352
0.88%, 07/15/2018	3,600	3,607	1.75%, 09/30/2019	2,745	2,816
0.88%, 10/15/2018	4,630	4,637	1.75%, 10/31/2020	3,000	3,074
0.88%, 07/31/2019	4,000	3,990	1.75%, 12/31/2020	3,975	4,072
1.00%, 09/15/2017	3,855	3,872	1.75%, 02/28/2022	3,995	4,069
1.00%, 12/15/2017	3,455	3,470	1.75%, 03/31/2022	1,365	1,389
1.00%, 12/31/2017	2,780	2,793	1.75%, 04/30/2022	3,685	3,749
1.00%, 02/15/2018	4,000	4,019	1.75%, 05/15/2022	4,660	4,738
1.00%, 03/15/2018	2,420	2,432	1.75%, 09/30/2022	2,950	2,995
1.00%, 05/15/2018	1,930	1,939	1.75%, 01/31/2023	2,935	2,976
1.00%, 05/31/2018	3,135	3,150	1.75%, 05/15/2023	4,617	4,680
1.00%, 08/15/2018	6,045	6,073	1.88%, 08/31/2017	2,704	2,749
1.00%, 09/15/2018	6,045	6,074	1.88%, 09/30/2017	345	350
1.00%, 03/15/2019	2,535	2,545	1.88%, 10/31/2017	2,984	3,037
1.00%, 06/30/2019	40	40	1.88%, 06/30/2020	2,740	2,824
1.00%, 08/31/2019	1,680	1,682	1.88%, 11/30/2021	3,522	3,618
1.00%, 09/30/2019	3,580	3,583	1.88%, 05/31/2022	2,755	2,823
1.00%, 11/30/2019	2,500	2,499	1.88%, 08/31/2022	2,870	2,937
1.13%, 06/15/2018	2,535	2,554	1.88%, 10/31/2022	3,055	3,125
1.13%, 01/15/2019	2,430	2,449	2.00%, 07/31/2020	3,064	3,173
1.13%, 12/31/2019	2,190	2,196	2.00%, 09/30/2020	3,000	3,110
1.13%, 03/31/2020	3,130	3,135	2.00%, 11/30/2020	2,290	2,372
1.13%, 04/30/2020	2,492	2,496	2.00%, 02/28/2021	4,580	4,746

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)			U.S. Treasury (continued)
2.00%, 05/31/2021	$6,320	$6,549	3.75%, 08/15/2041	$180	$222
2.00%, 08/31/2021	4,845	5,014	3.75%, 11/15/2043	4,510	5,602
2.00%, 10/31/2021	3,100	3,205	3.88%, 08/15/2040	544	682
2.00%, 11/15/2021	3,500	3,620	4.00%, 08/15/2018	4,405	4,748
2.00%, 02/15/2022	4,135	4,276	4.25%, 11/15/2017	1,733	1,831
2.00%, 07/31/2022	2,021	2,084	4.25%, 05/15/2039	1,739	2,301
2.00%, 11/30/2022	4,710	4,853	4.25%, 11/15/2040	1,800	2,383
2.00%, 02/15/2023	5,007	5,159	4.38%, 02/15/2038	1,000	1,352
2.00%, 02/15/2025	4,945	5,051	4.38%, 11/15/2039	3,150	4,239
2.00%, 08/15/2025	7,750	7,899	4.38%, 05/15/2040	714	960
2.13%, 08/31/2020	1,500	1,562	4.38%, 05/15/2041	1,770	2,390
2.13%, 01/31/2021	2,615	2,727	4.50%, 05/15/2017	1,250	1,303
2.13%, 06/30/2021	3,000	3,126	4.50%, 02/15/2036	2,135	2,929
2.13%, 08/15/2021	4,350	4,531	4.50%, 08/15/2039	1,126	1,542
2.13%, 09/30/2021	3,055	3,180	4.63%, 02/15/2040	1,930	2,688
2.13%, 12/31/2021	3,435	3,573	4.75%, 08/15/2017	2,704	2,852
2.13%, 06/30/2022	3,845	3,994	4.75%, 02/15/2037	500	708
2.13%, 12/31/2022	3,100	3,220	4.75%, 02/15/2041	1,028	1,460
2.13%, 05/15/2025	6,000	6,185	5.25%, 11/15/2028	1,140	1,559
2.25%, 07/31/2018	1,000	1,033	5.25%, 02/15/2029	940	1,291
2.25%, 03/31/2021	2,810	2,946	5.38%, 02/15/2031	3,706	5,314
2.25%, 04/30/2021	4,407	4,621	5.50%, 08/15/2028	1,710	2,378
2.25%, 07/31/2021	4,420	4,635	6.00%, 02/15/2026	1,009	1,396
2.25%, 11/15/2024	6,773	7,061	6.13%, 11/15/2027	1,100	1,585
2.25%, 11/15/2025	8,315	8,654	6.38%, 08/15/2027	750	1,096
2.38%, 07/31/2017	4,040	4,130	6.63%, 02/15/2027	1,122	1,652
2.38%, 05/31/2018	638	660	6.75%, 08/15/2026	800	1,175
2.38%, 06/30/2018	3,188	3,302	6.88%, 08/15/2025	880	1,271
2.38%, 12/31/2020	1,689	1,779	7.50%, 11/15/2024	280	411
2.38%, 08/15/2024	1,405	1,480	7.63%, 02/15/2025	1,819	2,706
2.50%, 06/30/2017	3,129	3,199	8.75%, 05/15/2017	1,313	1,431
2.50%, 08/15/2023	2,982	3,178	8.88%, 08/15/2017	900	1,001
2.50%, 05/15/2024	6,070	6,455			$720,761
2.50%, 02/15/2045	5,565	5,426	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.50%, 02/15/2046	4,050	3,949	OBLIGATIONS		$1,284,700
2.63%, 01/31/2018	1,266	1,309	Total Investments		$2,137,836
2.63%, 04/30/2018	300	312	Liabilities in Excess of Other Assets, Net - (7.54)%		$(149,890)
2.63%, 08/15/2020	2,000	2,125	TOTAL NET ASSETS - 100.00%		$1,987,946
2.63%, 11/15/2020	5,532	5,884
2.75%, 05/31/2017	992	1,016
2.75%, 12/31/2017	2,625	2,716	(a)	Variable Rate. Rate shown is in effect at March 31, 2016.
2.75%, 02/28/2018	1,673	1,736	(b) Non-Income Producing Security
2.75%, 02/15/2019	4,803	5,061	(c)	Security exempt from registration under Rule 144A of the Securities Act of
2.75%, 11/15/2023	2,406	2,606	1933. These securities may be resold in transactions exempt from
2.75%, 02/15/2024	6,526	7,067	registration, normally to qualified institutional buyers. At the end of the
2.75%, 08/15/2042	2,111	2,180	period, the value of these securities totaled $7,697 or 0.39% of net assets.
2.75%, 11/15/2042	3,730	3,846	(d)	Credit support indicates investments that benefit from credit enhancement
2.88%, 03/31/2018	3,692	3,846	or liquidity support provided by a third party bank, institution, or
2.88%, 05/15/2043	5,153	5,430	government agency.
2.88%, 08/15/2045	3,705	3,897	(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.00%, 05/15/2042	1,587	1,723	Notes to Financial Statements for additional information.
3.00%, 11/15/2044	3,945	4,257
3.00%, 05/15/2045	4,400	4,745
3.00%, 11/15/2045	3,605	3,892
3.13%, 05/15/2019	2,656	2,838
3.13%, 05/15/2021	2,420	2,643
3.13%, 11/15/2041	1,977	2,200
3.13%, 02/15/2042	2,318	2,578
3.13%, 02/15/2043	2,730	3,024
3.13%, 08/15/2044	4,400	4,867
3.38%, 11/15/2019	3,640	3,947
3.38%, 05/15/2044	4,040	4,683
3.50%, 02/15/2018	3,247	3,415
3.50%, 05/15/2020	3,477	3,808
3.50%, 02/15/2039	1,710	2,035
3.63%, 08/15/2019	578	629
3.63%, 02/15/2020	3,986	4,375
3.63%, 02/15/2021	5,000	5,565
3.63%, 08/15/2043	3,100	3,765
3.63%, 02/15/2044	4,370	5,302
3.75%, 11/15/2018	2,685	2,891

See accompanying notes.

		Schedule of Investments
		Bond Market Index Account
		March 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Government		42.21%
Mortgage Securities		30.13%
Financial		8.11%
Exchange Traded Funds		7.80%
Consumer, Non-cyclical		4.45%
Communications		2.83%
Energy		2.77%
Industrial		1.95%
Consumer, Cyclical		1.89%
Utilities		1.81%
Technology		1.40%
Basic Materials		0.77%
Asset Backed Securities		0.53%
Revenue Bonds		0.48%
General Obligation Unlimited		0.38%
Insured		0.02%
General Obligation Limited		0.01%
Investments Sold Short		(0.08)%
Liabilities in Excess of Other Assets, Net		(7.46)%
TOTAL NET ASSETS		100.00%

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.08)%	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
(0.02)%
5.00%, 04/01/2043	$200	$220
5.00%, 05/01/2045	200	219
		$439

Federal National Mortgage Association (FNMA) - (0.06)%
3.50%, 05/01/2030	250	264
4.50%, 04/01/2043	75	82
5.00%, 04/01/2043	400	442
5.00%, 05/01/2045	300	332
		$1,120
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		1,559
OBLIGATIONS (proceeds $1,558)
TOTAL SHORT SALES (proceeds $1,558)		$1,559

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held		Value (000's)

Principal Funds, Inc. Institutional Class - 15.16%
International Equity Index Fund (a)		8,311,811	$73,809
MidCap S&P 400 Index Fund (a)		2,361,841	42,867
SmallCap S&P 600 Index Fund (a)		1,956,741	43,322
			$159,998

Principal Variable Contracts Funds, Inc. Class 1 - 84.87%
Bond Market Index Account (a)		50,058,256	525,612
LargeCap S&P 500 Index Account (a)		25,375,461	370,228
			$895,840
TOTAL INVESTMENT COMPANIES			$1,055,838
Total Investments			$1,055,838
Liabilities in Excess of Other Assets, Net - (0.03)% $			(272)
TOTAL NET ASSETS - 100.00%			$1,055,566

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			49.80%
Domestic Equity Funds			43.24%
International Equity Funds			6.99%
Liabilities in Excess of Other Assets, Net			(0.03)%
TOTAL NET ASSETS			100.00%

	December 31,	December 31,						March 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	March 31, 2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	50,813,812	$511,814	2,005,721	$20,870	2,761,277	$28,475	50,058,256	$504,190
International Equity Index Fund	7,867,228	77,275	638,021	5,357	193,438	1,681	8,311,811	80,949
LargeCap S&P 500 Index Account	24,934,691	242,039	1,435,397	19,233	994,627	14,035	25,375,461	247,455
MidCap S&P 400 Index Fund	2,342,483	35,165	174,698	2,794	155,340	2,688	2,361,841	35,277
SmallCap S&P 600 Index Fund	1,892,320	33,588	159,388	3,125	94,967	2,005	1,956,741	34,692
		$899,881		$51,379		$48,884		$902,563

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account	$		—		$(19)			$—
International Equity Index Fund			—		(2)			—
LargeCap S&P 500 Index Account			—		218			—
MidCap S&P 400 Index Fund			—		6			—
SmallCap S&P 600 Index Fund			—		(16)			—
	$		—		$187			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held		Value (000's)

Principal Funds, Inc. Institutional Class - 15.16%
International Equity Index Fund (a)		1,166,496	$10,359
MidCap S&P 400 Index Fund (a)		331,412	6,015
SmallCap S&P 600 Index Fund (a)		274,539	6,078
			$22,452

Principal Variable Contracts Funds, Inc. Class 1 - 84.87%
Bond Market Index Account (a)		7,025,607	73,769
LargeCap S&P 500 Managed Volatility Index		4,559,778	51,936
Account (a)
			$125,705
TOTAL INVESTMENT COMPANIES			$148,157
Total Investments			$148,157
Liabilities in Excess of Other Assets, Net - (0.03)%			$(41)
TOTAL NET ASSETS - 100.00%			$148,116

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			49.81%
Domestic Equity Funds			43.23%
International Equity Funds			6.99%
Liabilities in Excess of Other Assets, Net			(0.03)%
TOTAL NET ASSETS			100.00%

	December 31,	December 31,							March 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	March 31, 2016	2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	6,817,647	$69,933	575,809	$5,989	367,849		$3,791	7,025,607	$72,130
International Equity Index Fund	1,055,620	10,691	140,060	1,191	29,184		253	1,166,496	11,628
LargeCap S&P 500 Managed	4,281,462	47,120	439,279	4,729	160,963		1,772	4,559,778	50,077
Volatility Index Account
MidCap S&P 400 Index Fund	314,314	6,082	39,512	651	22,414		386	331,412	6,349
SmallCap S&P 600 Index Fund	253,917	6,107	34,559	695	13,937		294	274,539	6,509
		$139,933		$13,255			$6,496		$146,693

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Account	$		—		$(1)	$			—
International Equity Index Fund			—		(1)				—
LargeCap S&P 500 Managed Volatility
Index Account			—		—				—
MidCap S&P 400 Index Fund			—		2				—
SmallCap S&P 600 Index Fund			—		1				—
	$		—		$1	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Account
March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held		Value (000's)

Principal Funds, Inc. Institutional Class - 20.17%
International Equity Index Fund (a)	37,204,328		$330,375
MidCap S&P 400 Index Fund (a)	9,249,822		167,884
SmallCap S&P 600 Index Fund (a)	7,663,236		169,664
			$667,923

Principal Variable Contracts Funds, Inc. Class 1 - 79.86%
Bond Market Index Account (a)	109,786,951		1,152,763
LargeCap S&P 500 Index Account (a)	102,219,896		1,491,388
			$2,644,151
TOTAL INVESTMENT COMPANIES			$3,312,074
Total Investments			$3,312,074
Liabilities in Excess of Other Assets, Net - (0.03)%			$(841)
TOTAL NET ASSETS - 100.00%			$3,311,233

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			55.23%
Fixed Income Funds			34.82%
International Equity Funds			9.98%
Liabilities in Excess of Other Assets, Net			(0.03)%
TOTAL NET ASSETS			100.00%

	December 31,	December 31,						March 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	March 31, 2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	110,605,381	$1,116,309	6,066,434	$63,153	6,884,864	$70,990	109,786,951	$1,108,419
International Equity Index Fund	34,947,810	351,945	2,682,748	22,572	426,230	3,723	37,204,328	370,793
LargeCap S&P 500 Index Account	99,688,722	1,086,447	5,142,392	69,490	2,611,218	37,004	102,219,896	1,118,880
MidCap S&P 400 Index Fund	9,105,130	147,871	621,874	10,039	477,182	8,290	9,249,822	149,628
SmallCap S&P 600 Index Fund	7,355,404	144,123	573,437	11,323	265,605	5,645	7,663,236	149,813
		$2,846,695		$176,577		$125,652		$2,897,533

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account	$		—		$(53)			$—
International Equity Index Fund			—		(1)			—
LargeCap S&P 500 Index Account			—		(53)			—
MidCap S&P 400 Index Fund			—		8			—
SmallCap S&P 600 Index Fund			—		12			—
	$		—		$(87)			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%		Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 20.18%
International Equity Index Fund (a)		3,036,859	$26,968
MidCap S&P 400 Index Fund (a)		755,003	13,703
SmallCap S&P 600 Index Fund (a)		625,483	13,848
			$54,519

Principal Variable Contracts Funds, Inc. Class 1 - 79.85%
Bond Market Index Account (a)		8,961,778	94,098
LargeCap S&P 500 Managed Volatility Index		10,683,578	121,686
Account (a)
			$215,784
TOTAL INVESTMENT COMPANIES			$270,303
Total Investments			$270,303
Liabilities in Excess of Other Assets, Net - (0.03)%			$(71)
TOTAL NET ASSETS - 100.00%			$270,232

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			55.23%
Fixed Income Funds			34.82%
International Equity Funds			9.98%
Liabilities in Excess of Other Assets, Net			(0.03)%
TOTAL NET ASSETS			100.00%

	December 31,	December 31,						March 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	March 31, 2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	8,723,872	$89,404	785,837	$8,171	547,931	$5,650	8,961,778	$91,924
International Equity Index Fund	2,756,555	28,002	327,911	2,781	47,607	410	3,036,859	30,372
LargeCap S&P 500 Managed	10,062,306	110,845	884,318	9,507	263,046	2,892	10,683,578	117,460
Volatility Index Account
MidCap S&P 400 Index Fund	718,180	13,911	79,643	1,309	42,820	739	755,003	14,486
SmallCap S&P 600 Index Fund	580,172	13,984	70,273	1,410	24,962	525	625,483	14,869
		$256,146		$23,178		$10,216		$269,111

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account	$		—		$(1)			$—
International Equity Index Fund			—		(1)			—
LargeCap S&P 500 Managed Volatility
Index Account			—		—			—
MidCap S&P 400 Index Fund			—		5			—
SmallCap S&P 600 Index Fund			—		—			—
	$		—		$3			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Income Account
March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held		Value (000's)

Principal Funds, Inc. Institutional Class - 10.13%
International Equity Index Fund (a)		959,459	$8,520
MidCap S&P 400 Index Fund (a)		357,817	6,494
SmallCap S&P 600 Index Fund (a)		296,434	6,563
			$21,577

Principal Variable Contracts Funds, Inc. Class 1 - 89.90%
Bond Market Index Account (a)		13,146,465	138,038
LargeCap S&P 500 Index Account (a)		3,661,535	53,422
			$191,460
TOTAL INVESTMENT COMPANIES			$213,037
Total Investments			$213,037
Liabilities in Excess of Other Assets, Net - (0.03)% $			(57)
TOTAL NET ASSETS - 100.00%			$212,980

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			64.81%
Domestic Equity Funds			31.22%
International Equity Funds			4.00%
Liabilities in Excess of Other Assets, Net			(0.03)%
TOTAL NET ASSETS			100.00%

	December 31,	December 31,						March 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	March 31, 2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	12,714,521	$129,365	1,118,826	$11,617	686,882	$7,095	13,146,465	$133,886
International Equity Index Fund	865,340	8,768	134,197	1,125	40,078	349	959,459	9,544
LargeCap S&P 500 Index Account	3,428,317	41,108	452,037	6,075	218,819	3,089	3,661,535	44,095
MidCap S&P 400 Index Fund	338,175	5,822	50,573	815	30,931	535	357,817	6,103
SmallCap S&P 600 Index Fund	273,191	5,787	43,744	863	20,501	432	296,434	6,215
		$190,850		$20,495		$11,500		$199,843

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account	$		—		$(1)			$—
International Equity Index Fund			—		—			—
LargeCap S&P 500 Index Account			—		1			—
MidCap S&P 400 Index Fund			—		1			—
SmallCap S&P 600 Index Fund			—		(3)			—
	$		—		$(2)			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified International Account
March 31, 2016 (unaudited)

COMMON STOCKS - 98.62%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.74%			Chemicals (continued)
WPP PLC	84,697	$1,971	Givaudan SA	594	$1,164
			Lonza Group AG (a)	9,186	1,553
			Yara International ASA	16,875	633
Aerospace & Defense - 0.92%					$4,233
Safran SA	21,234	1,482
Thales SA	10,891	952	Commercial Services - 0.97%
		$2,434	Ashtead Group PLC	48,988	607
			Ritchie Bros Auctioneers Inc	21,600	584
Agriculture - 1.32%			TAL Education Group ADR(a)	27,560	1,369
Imperial Brands PLC	34,215	1,894			$2,560
KT&G Corp	16,604	1,599
		$3,493	Computers - 0.54%
			Cap Gemini SA	15,262	1,432
Airlines - 1.04%
International Consolidated Airlines Group SA	116,052	923
Ryanair Holdings PLC ADR	21,366	1,834	Cosmetics & Personal Care - 0.50%
		$2,757	Svenska Cellulosa AB SCA	42,749	1,333

Automobile Manufacturers - 3.49%
Fuji Heavy Industries Ltd	52,200	1,844	Diversified Financial Services - 1.93%
Maruti Suzuki India Ltd	18,946	1,064	Euronext NV (c)	10,676	443
Renault SA	20,048	1,992	Intermediate Capital Group PLC	68,523	608
Toyota Motor Corp	82,363	4,368	Macquarie Group Ltd	30,453	1,541
		$9,268	ORIX Corp	147,700	2,104
			Paragon Group of Cos PLC/The	93,498	433
Automobile Parts & Equipment - 1.48%					$5,129
Bridgestone Corp	30,403	1,135
Continental AG	7,919	1,796	Electric - 2.32%
Toyota Industries Corp	22,300	1,001	Enel SpA	320,759	1,422
		$3,932	Iberdrola SA	341,998	2,277
			Korea Electric Power Corp	46,917	2,458
Banks - 11.09%					$6,157
Axis Bank Ltd	178,579	1,197
Bangkok Bank PCL	81,700	422	Electrical Components & Equipment - 0.30%
Bank of Ireland (a)	3,385,175	979	Prysmian SpA	35,729	808
Bank of Montreal	40,367	2,451
Bank of Nova Scotia/The	29,800	1,456	Electronics - 2.17%
Barclays Africa Group Ltd	11,056	112	Hon Hai Precision Industry Co Ltd	977,996	2,574
BNP Paribas SA	38,795	1,949	Hoya Corp	48,496	1,843
Canadian Imperial Bank of Commerce/Canada	15,200	1,135	Murata Manufacturing Co Ltd	6,659	804
China Construction Bank Corp	1,296,728	830	Nippon Electric Glass Co Ltd	105,000	537
Commonwealth Bank of Australia	9,415	540			$5,758
Danske Bank A/S	52,566	1,483
Erste Group Bank AG	21,753	611	Energy - Alternate Sources - 0.58%
HDFC Bank Ltd ADR	7,514	463	Vestas Wind Systems A/S	21,913	1,544
HDFC Bank Ltd (b)	15,377	292
KBC Groep NV	20,922	1,077	Engineering & Construction - 2.08%
Mediobanca SpA	152,612	1,098	Acciona SA	7,118	550
Mitsubishi UFJ Financial Group Inc	509,349	2,360	Obayashi Corp	66,500	655
Nordea Bank AB	192,544	1,847	Promotora y Operadora de Infraestructura	57,493	762
Royal Bank of Canada	32,959	1,899	SAB de CV
Siam Commercial Bank PCL/The (b)	130,500	522
			Skanska AB	40,506	924
Skandinaviska Enskilda Banken AB	150,262	1,433	Vinci SA	35,457	2,632
Societe Generale SA	14,036	519			$5,523
Sumitomo Mitsui Financial Group Inc	16,000	486
Toronto-Dominion Bank/The	79,408	3,428	Entertainment - 0.25%
Yes Bank Ltd	64,646	845	Paddy Power Betfair PLC	4,826	671
		$29,434

Beverages - 1.39%			Food - 3.03%
Ambev SA	240,800	1,256	Delhaize Group	19,767	2,060
Anheuser-Busch InBev SA/NV	19,599	2,435	Greencore Group PLC	130,835	703
		$3,691	Gruma SAB de CV	65,613	1,041
			Koninklijke Ahold NV	22,830	513
Biotechnology - 1.14%			Nestle SA	40,341	3,010
China Biologic Products Inc (a)	5,252	601	Uni-President Enterprises Corp	397,280	698
CSL Ltd	14,700	1,142			$8,025
Genmab A/S (a)	9,182	1,271
		$3,014	Forest Products & Paper - 0.73%
			Mondi PLC	72,293	1,382
Building Materials - 1.24%			Smurfit Kappa Group PLC	21,414	551
CRH PLC	74,655	2,109			$1,933
Kingspan Group PLC	44,647	1,181
		$3,290	Gas - 0.72%
			National Grid PLC	135,014	1,910
Chemicals - 1.60%
Evonik Industries AG	29,522	883

See accompanying notes.

Schedule of Investments
Diversified International Account
March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Hand & Machine Tools - 0.29%			Oil & Gas (continued)
Fuji Electric Co Ltd	218,263	$755	Statoil ASA	109,493	$1,710
			Suncor Energy Inc	71,270	1,985

Healthcare - Services - 1.16%			TOTAL SA	51,735	2,354
Fresenius SE & Co KGaA	32,040	2,336			$13,866
Ramsay Health Care Ltd	16,021	752	Pharmaceuticals - 6.22%
		$3,088	Actelion Ltd (a)	9,861	1,472
			BTG PLC (a)	89,546	798
Holding Companies - Diversified - 0.19%			Daiichi Sankyo Co Ltd	34,300	761
Wharf Holdings Ltd/The	90,000	493	Novo Nordisk A/S	77,184	4,180
			Roche Holding AG	20,549	5,046
Home Builders - 2.86%			Shire PLC	42,612	2,430
Barratt Developments PLC	223,029	1,790	Teva Pharmaceutical Industries Ltd ADR	27,003	1,445
Persimmon PLC	39,677	1,186	Tsumura & Co	15,500	372
Sekisui House Ltd	128,532	2,168			$16,504
Taylor Wimpey PLC	898,880	2,450
		$7,594	Pipelines - 1.29%
			Keyera Corp	24,640	748
Home Furnishings - 1.28%			TransCanada Corp	67,773	2,664
Howden Joinery Group PLC	137,736	945			$3,412
Steinhoff International Holdings NV	374,758	2,456
		$3,401	Private Equity - 0.47%
			3i Group PLC	191,096	1,250
Insurance - 6.44%
AXA SA	98,431	2,308
BB Seguridade Participacoes SA	184,100	1,515	Real Estate - 3.13%
Direct Line Insurance Group PLC	413,603	2,194	Brookfield Asset Management Inc	119,613	4,160
			Cheung Kong Property Holdings Ltd	146,160	942
Fairfax Financial Holdings Ltd	2,188	1,225	Deutsche Wohnen AG	46,630	1,447
Hannover Rueck SE	20,688	2,404
Legal & General Group PLC	335,530	1,131	Vonovia SE	31,965	1,148
NN Group NV	30,998	1,012	Wheelock & Co Ltd	135,369	605
PICC Property & Casualty Co Ltd	342,225	630			$8,302
Sampo Oyj	19,704	933	REITS - 0.47%
Sanlam Ltd	153,807	713	Fibra Uno Administracion SA de CV	231,674	539
SCOR SE	33,591	1,184	Segro PLC	122,423	720
Tokio Marine Holdings Inc	54,150	1,830			$1,259
		$17,079
			Retail - 5.61%
Internet - 2.04%			Alimentation Couche-Tard Inc	63,723	2,836
Alibaba Group Holding Ltd ADR(a)	12,421	982	CK Hutchison Holdings Ltd	200,011	2,599
Auto Trader Group PLC (c)	179,349	1,003	Dixons Carphone PLC	143,200	875
Tencent Holdings Ltd	167,993	3,435	Dollarama Inc	31,384	2,208
		$5,420	GS Retail Co Ltd	17,588	725
			Next PLC	12,249	949
Investment Companies - 0.75%			Pandora A/S	20,244	2,647
Investor AB	56,580	2,000	Travis Perkins PLC	20,503	537
			Wal-Mart de Mexico SAB de CV	637,222	1,508
Machinery - Construction & Mining - 0.06%					$14,884
Atlas Copco AB - A Shares	6,240	157
			Semiconductors - 3.52%
			ARM Holdings PLC	90,436	1,317
Media - 1.56%			Infineon Technologies AG	103,004	1,461
ITV PLC	732,487	2,531	Samsung Electronics Co Ltd	2,333	2,677
ProSiebenSat.1 Media SE	31,329	1,608	Taiwan Semiconductor Manufacturing Co Ltd	780,140	3,891
		$4,139			$9,346

Mining - 1.01%			Software - 1.54%
Glencore PLC (a)	541,099	1,217	HCL Technologies Ltd	58,046	713
Kinross Gold Corp (a)	166,000	566	SAP SE	28,766	2,315
Rio Tinto PLC	32,119	900	UBISOFT Entertainment (a)	33,858	1,062
		$2,683			$4,090

Miscellaneous Manufacturers - 1.18%			Telecommunications - 8.37%
FUJIFILM Holdings Corp	45,580	1,801	Bharti Infratel Ltd	155,786	899
Largan Precision Co Ltd	17,000	1,318	BT Group PLC	443,360	2,799
		$3,119	China Mobile Ltd	235,454	2,608
			China Telecom Corp Ltd	2,792,556	1,479
Oil & Gas - 5.23%			Deutsche Telekom AG	165,901	2,974
Bharat Petroleum Corp Ltd	65,555	895
Caltex Australia Ltd	41,164	1,074	KDDI Corp	89,662	2,392
Canadian Natural Resources Ltd	63,000	1,704	MTN Group Ltd	77,211	705
			Nippon Telegraph & Telephone Corp	70,813	3,059
Cenovus Energy Inc	51,029	664	NTT DOCOMO Inc	87,100	1,980
China Petroleum & Chemical Corp	1,258,000	817
Lukoil PJSC ADR	37,427	1,434	Orange SA	137,769	2,406
Royal Dutch Shell PLC - A Shares	11,256	272	Proximus SADP	26,146	892
Sasol Ltd	32,254	957			$22,193

See accompanying notes.

		Schedule of Investments
		Diversified International Account
		March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Transportation - 1.82%
AP Moeller - Maersk A/S - B shares	189	$248
Canadian National Railway Co	46,728	2,920
East Japan Railway Co	19,300	1,665
		$4,833
Water - 0.56%
Veolia Environnement SA	61,732	1,486

TOTAL COMMON STOCKS		$261,653
INVESTMENT COMPANIES - 0.76%	Shares Held	Value(000	's)
Publicly Traded Investment Fund - 0.76%
BlackRock Liquidity Funds FedFund Portfolio	2,017,414	2,017

TOTAL INVESTMENT COMPANIES		$2,017
PREFERRED STOCKS - 0.22%	Shares Held	Value(000	's)
Chemicals - 0.22%
FUCHS PETROLUB SE	12,945	577

TOTAL PREFERRED STOCKS		$577
Total Investments		$264,247
Other Assets in Excess of Liabilities, Net - 0.40%		$1,061
TOTAL NET ASSETS - 100.00%		$265,308

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $814 or 0.31% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,446 or 0.55% of net assets.

Portfolio Summary (unaudited)

Country	Percent
Japan	12.78%
Canada	12.30%
United Kingdom	11.94%
France	8.21%
Germany	7.14%
Switzerland	5.08%
Denmark	4.29%
Ireland	3.95%
China	3.83%
Taiwan, Province Of China	3.20%
Sweden	2.90%
Korea, Republic Of	2.81%
Hong Kong	2.73%
Belgium	2.45%
India	2.40%
South Africa	2.38%
Australia	1.90%
Mexico	1.45%
Italy	1.25%
Spain	1.07%
Brazil	1.04%
Norway	0.88%
Netherlands	0.84%
United States	0.76%
Israel	0.54%
Russian Federation	0.54%
Thailand	0.36%
Finland	0.35%
Austria	0.23%
Other Assets in Excess of Liabilities, Net	0.40%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Equity Income Account March 31, 2016 (unaudited)

COMMON STOCKS - 98.35%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.96%			Gas - 1.19%
Boeing Co/The	36,018	$4,572	Sempra Energy	61,701	$6,420
Lockheed Martin Corp	14,445	3,200
Raytheon Co	22,796	2,795	Healthcare - Products - 3.95%
		$10,567	Abbott Laboratories	199,743	8,355
Apparel - 1.13%			Becton Dickinson and Co	34,775	5,280
VF Corp	93,745	6,071	Medtronic PLC	101,616	7,621
					$21,256

Automobile Manufacturers - 1.53%			Insurance - 5.67%
PACCAR Inc	150,879	8,252	Allstate Corp/The	74,872	5,044
			Chubb Ltd	120,582	14,367
			MetLife Inc	210,781	9,262
Automobile Parts & Equipment - 2.63%			Swiss Re AG ADR	78,760	1,820
Autoliv Inc	69,515	8,236			$30,493
Johnson Controls Inc	152,175	5,930
		$14,166	Machinery - Diversified - 2.05%
			Deere & Co	143,043	11,013
Banks - 9.18%
Bank of Nova Scotia/The	109,900	5,370
Grupo Financiero Santander Mexico SAB de	246,333	2,224	Media - 0.38%
CV ADR			Walt Disney Co/The	20,339	2,020
JPMorgan Chase & Co	201,730	11,947
M&T Bank Corp	33,175	3,682	Miscellaneous Manufacturers - 2.22%
PNC Financial Services Group Inc/The	113,849	9,628	3M Co	21,396	3,565
US Bancorp	191,696	7,781	Parker-Hannifin Corp	75,603	8,398
Wells Fargo & Co	180,988	8,753			$11,963
		$49,385
			Oil & Gas - 9.66%
Beverages - 0.84%			Chevron Corp	68,102	6,497
Coca-Cola Co/The	97,665	4,531	Cimarex Energy Co	72,889	7,090
			Exxon Mobil Corp	100,226	8,378
Chemicals - 1.94%			HollyFrontier Corp	46,141	1,630
Air Products & Chemicals Inc	33,980	4,895	Marathon Petroleum Corp	248,509	9,240
EI du Pont de Nemours & Co	54,262	3,436	Occidental Petroleum Corp	148,348	10,151
PPG Industries Inc	19,072	2,126	Royal Dutch Shell PLC - B shares ADR	183,108	9,007
		$10,457			$51,993

Computers - 4.60%			Pharmaceuticals - 7.46%
Accenture PLC - Class A	17,741	2,047	GlaxoSmithKline PLC ADR	6,638	269
Apple Inc	130,685	14,243	Johnson & Johnson	63,179	6,836
EMC Corp/MA	223,393	5,954	Merck & Co Inc	139,478	7,380
International Business Machines Corp	16,406	2,485	Novartis AG ADR	71,566	5,184
		$24,729	Pfizer Inc	235,195	6,971
			Roche Holding AG ADR	268,891	8,235
Distribution & Wholesale - 0.87%			Teva Pharmaceutical Industries Ltd ADR	98,915	5,293
Genuine Parts Co	47,182	4,688			$40,168

			Pipelines - 2.34%
Diversified Financial Services - 6.20%			Enterprise Products Partners LP	382,488	9,417
BlackRock Inc	33,526	11,418	Kinder Morgan Inc/DE	176,408	3,151
Discover Financial Services	200,936	10,232			$12,568
FNF Group	345,020	11,696
		$33,346	Private Equity - 1.17%
			KKR & Co LP	430,238	6,320
Electric - 5.80%
Eversource Energy	138,770	8,096
NextEra Energy Inc	55,599	6,579	REITS - 3.88%
WEC Energy Group Inc	134,664	8,089	American Capital Agency Corp	259,785	4,840
Xcel Energy Inc	201,525	8,428	Annaly Capital Management Inc	508,926	5,221
		$31,192	Digital Realty Trust Inc	122,294	10,822
					$20,883
Electrical Components & Equipment - 0.84%
Emerson Electric Co	83,605	4,546	Retail - 1.97%
			Costco Wholesale Corp	25,005	3,940
			Starbucks Corp	101,382	6,053
Electronics - 1.11%			Tiffany & Co	7,978	585
Garmin Ltd	29,787	1,190			$10,578
Honeywell International Inc	42,829	4,799
		$5,989	Semiconductors - 6.14%
			Applied Materials Inc	380,654	8,062
Food - 3.11%			Maxim Integrated Products Inc	150,598	5,539
Kraft Heinz Co/The	79,392	6,237	Microchip Technology Inc	243,456	11,734
Kroger Co/The	274,093	10,484	Taiwan Semiconductor Manufacturing Co Ltd	293,802	7,698
		$16,721	ADR
					$33,033

See accompanying notes.

			Schedule of Investments
			Equity Income Account
			March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Software - 1.50%
Fidelity National Information Services Inc	43,993		$2,785
Microsoft Corp	95,393		5,269
			$8,054

Telecommunications - 2.70%
BCE Inc	175,478		7,991
Verizon Communications Inc	121,094		6,549
			$14,540

Toys, Games & Hobbies - 2.28%
Hasbro Inc	153,330		12,282

Transportation - 2.05%
Norfolk Southern Corp	27,362		2,278
Union Pacific Corp	66,034		5,253
United Parcel Service Inc	33,257		3,508
			$11,039
TOTAL COMMON STOCKS			$529,263
INVESTMENT COMPANIES - 1.75%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 1.75%
BlackRock Liquidity Funds FedFund Portfolio	9,410,031		9,410

TOTAL INVESTMENT COMPANIES			$9,410
Total Investments			$538,673
Liabilities in Excess of Other Assets, Net - (0.10)%			$(563)
TOTAL NET ASSETS - 100.00%			$538,110

Portfolio Summary (unaudited)
Sector			Percent
Financial			26.10%
Consumer, Non-cyclical			15.36%
Technology			12.24%
Energy			12.00%
Consumer, Cyclical			10.41%
Industrial			10.23%
Utilities			6.99%
Communications			3.08%
Basic Materials			1.94%
Exchange Traded Funds			1.75%
Liabilities in Excess of Other Assets, Net			(0.10)%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 1.17%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.17%
BlackRock Liquidity Funds FedFund Portfolio	3,327,769	$3,328	Mortgage Backed Securities (continued)
			Citigroup Mortgage Loan Trust 2010-10
TOTAL INVESTMENT COMPANIES		$3,328	2.65%, 02/25/2036(a),(b)	$1,400	$1,397
	Principal		Fannie Mae Grantor Trust 2005-T1
BONDS- 30.98%	Amount (000's) Value (000's)		0.78%, 05/25/2035(a)	384	377
			Fannie Mae Interest Strip
Commercial Mortgage Backed Securities - 11.36%			3.50%, 12/25/2043	2,646	433
CFCRE Commercial Mortgage Trust 2011-			Fannie Mae REMICS
C1			1.59%, 09/25/2055(a)	8,937	573
6.10%, 04/15/2044(a),(b)	$1,000	$1,077	1.64%, 04/25/2045(a)	11,264	795
Citigroup Commercial Mortgage Trust 2015-			1.65%, 06/25/2045(a)	15,236	1,121
GC35			1.66%, 03/25/2046(a)	9,837	626
4.35%, 11/10/2048(a)	700	715	1.77%, 07/25/2045(a)	10,159	745
COMM 2014-UBS4 Mortgage Trust			1.78%, 08/25/2044(a)	7,508	527
4.62%, 08/10/2047(a)	1,000	940	2.00%, 02/25/2040(a)	1,464	1,472
Ginnie Mae			2.50%, 11/25/2041	998	1,026
0.11%, 04/16/2053(a)	8,833	218	3.00%, 12/25/2032(a)	6,540	877
0.53%, 01/16/2054(a)	20,093	931	3.50%, 01/25/2028(a)	4,998	576
0.68%, 04/16/2047(a)	15,301	792	3.50%, 01/25/2040(a)	5,598	649
0.69%, 03/16/2049(a)	8,108	316	3.50%, 11/25/2042(a)	6,044	1,060
0.74%, 11/16/2045(a)	25,941	1,382	4.00%, 12/25/2039	3,070	393
0.77%, 09/16/2051(a)	5,216	304	4.00%, 11/25/2042(a)	3,177	687
0.78%, 12/16/2053(a)	14,490	824	4.50%, 04/25/2045(a)	5,456	1,266
0.79%, 10/16/2054(a)	13,665	580	7.00%, 04/25/2032	226	261
0.82%, 11/16/2052(a)	17,094	1,060	8.70%, 12/25/2019	2	2
0.87%, 02/16/2053(a)	14,218	915	Freddie Mac REMICS
0.88%, 03/16/2052(a)	16,703	1,151	1.50%, 04/15/2028	2,020	2,013
0.95%, 07/16/2047(a)	8,462	557	1.78%, 04/15/2040(a)	12,020	826
0.95%, 02/16/2055(a)	25,326	1,099	1.91%, 10/15/2040(a)	6,198	464
0.96%, 02/16/2046(a)	13,089	785	2.50%, 11/15/2028(a)	6,626	472
0.96%, 09/16/2053(a)	13,637	832	2.50%, 11/15/2032	1,588	1,608
1.01%, 10/16/2056(a)	6,921	585	2.50%, 01/15/2043(a)	4,117	539
1.21%, 03/16/2049(a)	29,323	1,868	2.50%, 02/15/2043	1,508	1,504
2.27%, 03/16/2046(a)	1,592	1,605	3.00%, 11/15/2030(a)	4,994	378
2.60%, 11/16/2055	894	899	3.00%, 06/15/2033(a)	8,816	682
3.00%, 09/16/2049	350	351	3.00%, 11/15/2035	950	972
GS Mortgage Securities Trust 2011-GC5			3.00%, 06/15/2040	852	890
5.32%, 08/10/2044(a),(b)	900	908	3.50%, 10/15/2027	6,761	777
GS Mortgage Securities Trust 2015-GC34			3.50%, 08/15/2040(a)	5,424	558
4.65%, 10/10/2048(a)	900	871	4.00%, 02/15/2039(a)	6,225	598
JP Morgan Chase Commercial Mortgage			4.00%, 05/15/2039	4,200	4,485
Securities Trust 2011-C5			4.00%, 10/15/2040	3,000	3,244
5.32%, 08/15/2046(a),(b)	2,000	2,207	4.50%, 05/15/2037(a)	893	928
JP Morgan Chase Commercial Mortgage			5.00%, 07/15/2025	2,418	2,499
Securities Trust 2013-C10			Freddie Mac Strips
3.37%, 12/15/2047(a)	1,200	1,249	1.73%, 10/15/2037(a)	17,933	1,280
JP Morgan Chase Commercial Mortgage			1.84%, 02/15/2038(a)	15,258	1,055
Securities Trust 2013-C16			3.00%, 12/15/2032(a)	9,405	1,091
4.93%, 12/15/2046(a)	1,800	1,963	Ginnie Mae
JPMBB Commercial Mortgage Securities			1.11%, 03/20/2041(a)	5,508	231
Trust 2014-C25			1.12%, 09/20/2037(a)	13,477	688
4.45%, 11/15/2047(a)	1,000	984	3.50%, 12/20/2034(a)	5,289	233
WFRBS Commercial Mortgage Trust 2013-			3.50%, 05/20/2039	350	365
C14			3.50%, 05/20/2043(a)	6,940	1,195
4.00%, 06/15/2046(a),(b)	1,000	858	4.00%, 04/20/2045(a)	5,318	930
WFRBS Commercial Mortgage Trust 2014-			JP Morgan Mortgage Trust 2013-1
C23			3.00%, 03/25/2043(b)	1,418	1,419
4.38%, 10/15/2057(a)	1,000	1,044	New Residential Mortgage Loan Trust 2014-
WFRBS Commercial Mortgage Trust 2014-			1
LC14			5.00%, 01/25/2054(a),(b)	1,832	2,011
4.34%, 03/15/2047(a)	2,450	2,424	New Residential Mortgage Loan Trust 2014-
		$32,294	3
			4.75%, 11/25/2054(a),(b)	1,263	1,367
Home Equity Asset Backed Securities - 1.07%
ACE Securities Corp Mortgage Loan Trust			New Residential Mortgage Loan Trust 2015-
Series 2007-D1			2
			5.61%, 08/25/2055(a)	1,373	1,462
6.34%, 02/25/2038(a),(b)	1,800	1,723
6.93%, 02/25/2038(b)	1,342	1,322	Springleaf Mortgage Loan Trust 2013-3
			3.79%, 09/25/2057(a),(b)	1,000	1,007
		$3,045
					$52,663
Mortgage Backed Securities - 18.52%
Citigroup Mortgage Loan Trust 2009-11
1.79%, 10/25/2035(a),(b)	29	29

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2016 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Other Asset Backed Securities - 0.03%			(continued)
Chase Funding Trust Series 2004-1
0.89%, 12/25/2033(a)	$98	$91	6.50%, 12/01/2021	$30	$34
			6.50%, 04/01/2022	31	36
			6.50%, 05/01/2022	14	16
TOTAL BONDS		$88,093	6.50%, 05/01/2023	18	19
U.S. GOVERNMENT & GOVERNMENT	Principal		6.50%, 04/01/2024	7	8
AGENCY OBLIGATIONS - 67.87%	Amount (000's) Value (000's)		6.50%, 04/01/2026	5	5
Federal Home Loan Mortgage Corporation (FHLMC) -			6.50%, 05/01/2026	3	3
14.41%			6.50%, 05/01/2026	6	7
2.00%, 02/01/2028	$1,783	$1,810	6.50%, 12/01/2027	6	7
2.00%, 03/01/2028	451	458	6.50%, 01/01/2028	8	9
2.48%, 09/01/2032(a)	24	25
			6.50%, 03/01/2028	5	5
2.50%, 09/01/2027	649	669	6.50%, 09/01/2028	1	2
2.50%, 02/01/2028	1,323	1,365	6.50%, 10/01/2028	30	35
3.00%, 02/01/2027	495	519	6.50%, 11/01/2028	6	8
3.00%, 08/01/2042	1,095	1,122	6.50%, 12/01/2028	16	18
3.00%, 10/01/2042	1,516	1,563	6.50%, 03/01/2029	7	8
3.00%, 10/01/2042	786	806	6.50%, 07/01/2031	67	77
3.00%, 10/01/2042	1,410	1,446	6.50%, 08/01/2031	6	7
3.00%, 05/01/2043	1,593	1,637	6.50%, 10/01/2031	9	10
3.50%, 02/01/2032	2,070	2,188	6.50%, 10/01/2031	15	17
3.50%, 04/01/2042	2,513	2,636	6.50%, 12/01/2031	28	33
3.50%, 04/01/2042	589	618	6.50%, 02/01/2032	26	31
3.50%, 05/01/2042	864	909	6.50%, 05/01/2032	63	74
3.50%, 07/01/2042	3,123	3,282	6.50%, 04/01/2035	9	10
3.50%, 09/01/2042	1,421	1,490	7.00%, 09/01/2023	12	12
3.50%, 10/01/2042	895	942	7.00%, 12/01/2023	5	6
3.50%, 02/01/2044	1,311	1,378	7.00%, 01/01/2024	6	7
4.00%, 12/01/2040	596	643	7.00%, 09/01/2027	7	8
4.00%, 07/01/2042	1,154	1,256	7.00%, 01/01/2028	57	65
4.00%, 01/01/2043	1,781	1,913	7.00%, 04/01/2028	29	34
4.00%, 06/01/2043	2,057	2,226	7.00%, 05/01/2028	5	5
4.50%, 08/01/2033	76	83	7.00%, 10/01/2031	13	15
4.50%, 07/01/2039	1,113	1,218	7.00%, 10/01/2031	15	17
4.50%, 12/01/2040	1,205	1,313	7.00%, 04/01/2032	91	108
4.50%, 05/01/2041	1,162	1,271	7.50%, 10/01/2030	14	17
4.50%, 11/01/2043	1,553	1,729	7.50%, 02/01/2031	6	7
5.00%, 10/01/2025	269	295	7.50%, 02/01/2031	7	8
5.00%, 02/01/2033	336	374	7.50%, 02/01/2031	12	14
5.00%, 06/01/2033	293	328	8.00%, 10/01/2030	28	33
5.00%, 05/01/2035	106	116	8.00%, 12/01/2030	2	2
5.00%, 07/01/2035	54	60	8.50%, 07/01/2029	32	35
5.00%, 07/01/2035	23	25			$40,972
5.00%, 07/01/2035	200	221
5.00%, 10/01/2035	93	104	Federal National Mortgage Association (FNMA) - 36.18%
5.50%, 04/01/2018	23	23	2.00%, 10/01/2027	650	659
5.50%, 03/01/2024	16	17	2.00%, 10/01/2027	1,670	1,694
5.50%, 03/01/2033	227	255	2.00%, 07/01/2030	1,404	1,413
5.50%, 04/01/2038	17	19	2.34%, 07/01/2034(a)	65	69
5.50%, 05/01/2038	87	97	2.45%, 12/01/2032(a)	47	49
6.00%, 04/01/2017	7	7	2.48%, 12/01/2033(a)	188	197
6.00%, 04/01/2017	9	9	2.50%, 05/01/2027	1,695	1,749
6.00%, 05/01/2017	8	9	2.50%, 06/01/2027	2,026	2,090
6.00%, 07/01/2017	4	4	2.50%, 06/01/2027	1,590	1,640
6.00%, 12/01/2023	7	8	2.50%, 05/01/2028	1,034	1,073
6.00%, 05/01/2031	21	24	2.50%, 07/01/2028	762	779
6.00%, 12/01/2031	24	28	2.50%, 08/01/2028	1,438	1,491
6.00%, 09/01/2032	28	32	3.00%, 05/01/2028	1,320	1,385
6.00%, 11/01/2033	52	59	3.00%, 05/01/2029	1,557	1,636
6.00%, 11/01/2033	71	82	3.00%, 10/01/2042	2,260	2,330
6.00%, 05/01/2034	329	367	3.00%, 11/01/2042	782	802
6.00%, 05/01/2034	194	224	3.00%, 11/01/2042	2,438	2,510
6.00%, 09/01/2034	102	117	3.00%, 01/01/2043	1,040	1,071
6.00%, 02/01/2035	106	122	3.00%, 02/01/2043	1,559	1,607
6.00%, 10/01/2036(a)	96	109	3.00%, 04/01/2043	1,402	1,437
6.00%, 03/01/2037	69	79	3.50%, 02/01/2042	1,702	1,806
6.00%, 01/01/2038	162	189	3.50%, 09/01/2042	2,986	3,152
6.00%, 01/01/2038(a)	51	59	3.50%, 11/01/2042	2,100	2,223
6.00%, 04/01/2038	85	98	3.50%, 12/01/2042	2,197	2,328
6.50%, 11/01/2016	2	2	3.50%, 02/01/2043	772	820
6.50%, 06/01/2017	13	13	3.50%, 10/01/2044	901	956
6.50%, 06/01/2018	4	5	3.50%, 11/01/2044	912	967
6.50%, 08/01/2021	4	5	3.50%, 03/01/2045	2,220	2,341

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 03/01/2045	$933	$989	6.00%, 01/01/2033	$105	$121
3.50%, 06/01/2045	1,573	1,673	6.00%, 02/01/2034	25	28
3.50%, 09/01/2045	1,357	1,434	6.00%, 05/01/2037	219	237
3.50%, 01/01/2046	992	1,055	6.00%, 07/01/2037	245	281
4.00%, 01/01/2034	970	1,046	6.00%, 11/01/2037	42	49
4.00%, 11/01/2040	947	1,016	6.00%, 12/01/2037	20	23
4.00%, 12/01/2040	903	981	6.00%, 03/01/2038	125	144
4.00%, 01/01/2041	1,866	1,995	6.00%, 08/01/2038	619	712
4.00%, 02/01/2041	2,279	2,477	6.50%, 06/01/2016	1	1
4.00%, 02/01/2041	1,662	1,780	6.50%, 08/01/2017	7	7
4.00%, 03/01/2041	2,245	2,405	6.50%, 11/01/2023	26	29
4.00%, 04/01/2041	1,786	1,913	6.50%, 05/01/2024	19	22
4.00%, 11/01/2041	853	914	6.50%, 09/01/2024	21	24
4.00%, 02/01/2042	1,423	1,547	6.50%, 07/01/2025	13	15
4.00%, 04/01/2042	1,049	1,124	6.50%, 08/01/2025	34	37
4.00%, 08/01/2043	787	861	6.50%, 02/01/2026	8	9
4.00%, 10/01/2043	729	796	6.50%, 03/01/2026	2	2
4.00%, 10/01/2043	767	824	6.50%, 05/01/2026	4	5
4.00%, 08/01/2044	865	941	6.50%, 06/01/2026	3	3
4.00%, 10/01/2044	2,680	2,889	6.50%, 07/01/2028	12	13
4.00%, 02/01/2045	1,401	1,525	6.50%, 09/01/2028	20	22
4.00%, 09/01/2045	2,729	2,974	6.50%, 02/01/2029	4	5
4.50%, 12/01/2019	38	39	6.50%, 03/01/2029	11	12
4.50%, 01/01/2020	142	148	6.50%, 04/01/2029	5	6
4.50%, 08/01/2039	738	816	6.50%, 06/01/2031	10	12
4.50%, 09/01/2039	1,154	1,268	6.50%, 06/01/2031	12	13
4.50%, 03/01/2042	754	833	6.50%, 01/01/2032	4	5
4.50%, 09/01/2043	1,211	1,343	6.50%, 04/01/2032	63	72
4.50%, 09/01/2043	2,936	3,256	6.50%, 08/01/2032	22	26
4.50%, 10/01/2043	1,482	1,648	6.50%, 11/01/2032	33	37
4.50%, 11/01/2043	1,665	1,847	6.50%, 02/01/2033	32	36
4.50%, 05/01/2044	1,637	1,787	6.50%, 12/01/2036	82	98
4.50%, 09/01/2044	869	969	6.50%, 07/01/2037	41	49
5.00%, 01/01/2018	63	65	6.50%, 07/01/2037	57	69
5.00%, 11/01/2018	57	59	6.50%, 02/01/2038	43	51
5.00%, 05/01/2033	2,074	2,348	7.00%, 11/01/2027	7	8
5.00%, 05/01/2034	365	406	7.00%, 08/01/2028	27	31
5.00%, 04/01/2035	165	184	7.00%, 12/01/2028	23	26
5.00%, 04/01/2035	214	239	7.00%, 10/01/2029	27	32
5.00%, 07/01/2035	10	12	7.00%, 05/01/2031	5	5
5.00%, 02/01/2038	569	643	7.00%, 11/01/2031	55	63
5.00%, 03/01/2038	833	942	7.50%, 04/01/2022	1	1
5.00%, 02/01/2040	2,333	2,640	7.50%, 11/01/2029	15	16
5.00%, 07/01/2041	1,838	2,086	8.00%, 05/01/2027	21	23
5.00%, 07/01/2041	1,066	1,186	8.00%, 09/01/2027	10	10
5.50%, 08/01/2017	16	16	8.00%, 06/01/2030	3	4
5.50%, 12/01/2017	13	13	8.50%, 10/01/2027	33	34
5.50%, 01/01/2018	22	23	9.00%, 09/01/2030	9	11
5.50%, 07/01/2019	30	31			$102,878
5.50%, 08/01/2019	7	7	Government National Mortgage Association (GNMA) -
5.50%, 08/01/2019	14	15	7.32%
5.50%, 08/01/2019	8	9	3.00%, 04/15/2027	1,005	1,053
5.50%, 08/01/2019	68	72	3.00%, 11/15/2042	1,568	1,625
5.50%, 08/01/2019	9	9	3.00%, 12/15/2042	2,899	3,011
5.50%, 08/01/2019	7	7	3.00%, 02/15/2043	2,297	2,391
5.50%, 09/01/2019	41	43	3.50%, 12/20/2041	1,547	1,639
5.50%, 10/01/2019	18	19	3.50%, 01/15/2043	1,830	1,943
5.50%, 05/01/2024	16	18	3.50%, 06/20/2043	1,193	1,268
5.50%, 05/01/2033	34	38	4.00%, 03/20/2040	1,534	1,653
5.50%, 06/01/2033	100	112	4.00%, 08/15/2041	1,576	1,713
5.50%, 06/01/2033	128	145	4.50%, 07/15/2040	1,230	1,347
5.50%, 09/01/2033	537	613	5.00%, 09/15/2033	10	11
5.50%, 02/01/2037	14	16	5.00%, 02/15/2034	554	620
5.50%, 03/01/2038	207	237	5.00%, 09/15/2039	80	90
5.50%, 03/01/2038	291	330	5.50%, 07/20/2033	251	284
5.50%, 08/01/2038	161	185	5.50%, 11/15/2033	47	53
6.00%, 12/01/2016	5	5	5.50%, 03/20/2034	269	311
6.00%, 08/01/2017	21	21	5.50%, 05/20/2035	232	262
6.00%, 06/01/2022	35	39	5.50%, 01/15/2039	74	84
6.00%, 11/01/2028	15	18	5.50%, 03/15/2039	191	215
6.00%, 08/01/2031	70	80	6.00%, 06/20/2024	50	57
6.00%, 12/01/2031	18	21	6.00%, 02/20/2026	6	6

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Account March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	Sector	Percent
Government National Mortgage Association (GNMA)			Mortgage Securities	87.79%
(continued)			Government	9.96%
6.00%, 04/20/2026	$9	$10	Exchange Traded Funds	1.17%
6.00%, 05/20/2026	5	6	Asset Backed Securities	1.10%
6.00%, 06/20/2026	7	8	Liabilities in Excess of Other Assets, Net	(0.02)%
6.00%, 06/20/2026	9	11	TOTAL NET ASSETS	100.00%
6.00%, 07/20/2026	4	4
6.00%, 09/20/2026	9	10
6.00%, 03/20/2027	22	25
6.00%, 01/20/2028	7	8
6.00%, 03/20/2028	4	5
6.00%, 06/20/2028	24	27
6.00%, 07/20/2028	15	17
6.00%, 02/20/2029	15	17
6.00%, 03/20/2029	29	33
6.00%, 07/20/2029	31	36
6.00%, 05/20/2032(a)	50	58
6.00%, 07/20/2033	199	231
6.50%, 12/20/2025	13	15
6.50%, 01/20/2026	21	22
6.50%, 02/20/2026	13	15
6.50%, 03/20/2031	18	21
6.50%, 04/20/2031	19	23
7.00%, 01/15/2028	8	9
7.00%, 01/15/2028	1	2
7.00%, 01/15/2028	1	1
7.00%, 01/15/2028	2	3
7.00%, 01/15/2028	5	5
7.00%, 03/15/2028	106	118
7.00%, 05/15/2028	40	44
7.00%, 01/15/2029	17	19
7.00%, 03/15/2029	5	5
7.00%, 05/15/2031	13	16
7.00%, 06/20/2031	13	16
7.00%, 09/15/2031	41	48
7.00%, 06/15/2032	214	252
7.50%, 01/15/2023	1	1
7.50%, 02/15/2023	1	1
7.50%, 02/15/2023	2	2
7.50%, 04/15/2023	13	15
7.50%, 09/15/2023	4	4
7.50%, 09/15/2023	3	3
7.50%, 10/15/2023	7	8
7.50%, 11/15/2023	7	7
8.00%, 07/15/2026	2	2
8.00%, 08/15/2026	4	4
8.00%, 01/15/2027	1	1
8.00%, 02/15/2027	1	1
		$20,825

U.S. Treasury - 9.96%
1.00%, 02/15/2018	5,600	5,626
2.25%, 11/30/2017	7,000	7,175
3.13%, 05/15/2021	7,000	7,644
4.25%, 11/15/2040	800	1,059
5.25%, 11/15/2028	1,500	2,052
6.25%, 08/15/2023	3,600	4,778
		$28,334
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$193,009
Total Investments		$284,430
Liabilities in Excess of Other Assets, Net - (0.02)%		$(68)
TOTAL NET ASSETS - 100.00%		$284,362

(a)	Variable Rate. Rate shown is in effect at March 31, 2016.
(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,325 or 5.39% of net assets.

See accompanying notes.

     Schedule of Investments Income Account March 31, 2016 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)	Principal
				BONDS (continued)	Amount (000's) Value (000's)
Computers - 0.00%
GCB S3 Inc (a),(b)	500,000	$—		Banks (continued)
				US Bancorp (continued)
				3.60%, 09/11/2024	$250	$263
Transportation - 0.00%				Wells Fargo & Co
Trailer Bridge Inc (a),(b)	1,186	—		7.98%, 12/31/2049(c),(e)	2,000	2,070
						$21,444
TOTAL COMMON STOCKS		$—
INVESTMENT COMPANIES - 0.37%	Shares Held	Value(000	's)	Beverages - 1.64%
				Anheuser-Busch InBev Finance Inc
Publicly Traded Investment Fund - 0.37%				3.65%, 02/01/2026	1,000	1,052
BlackRock Liquidity Funds FedFund Portfolio	940,819	941		Anheuser-Busch InBev Worldwide Inc
				2.50%, 07/15/2022	750	756
TOTAL INVESTMENT COMPANIES		$941		7.75%, 01/15/2019	1,000	1,165
	Principal			Innovation Ventures LLC / Innovation
BONDS- 64.20%	Amount (000's)	Value(000	's)	Ventures Finance Corp
				9.50%, 08/15/2019(d)	1,114	1,160
Aerospace & Defense - 0.44%
Boeing Co/The						$4,133
8.75%, 08/15/2021	$850	$1,120		Biotechnology - 1.93%
				Amgen Inc
Airlines - 0.00%				3.63%, 05/15/2022	500	535
Southwest Airlines Co 1994-A Pass Through				3.88%, 11/15/2021	2,000	2,168
Trust				Gilead Sciences Inc
9.15%, 07/01/2016	6	6		3.65%, 03/01/2026	1,000	1,062
				4.40%, 12/01/2021	1,000	1,117
						$4,882
Automobile Floor Plan Asset Backed Securities - 3.16%
Ally Master Owner Trust				Chemicals - 0.59%
0.89%, 04/15/2018(c)	2,000	2,000		Airgas Inc
BMW Floorplan Master Owner Trust				1.65%, 02/15/2018	1,000	999
0.94%, 07/15/2020(c),(d)	1,500	1,501		Eagle Spinco Inc
CNH Wholesale Master Note Trust				4.63%, 02/15/2021	500	484
1.04%, 08/15/2019(c),(d)	2,000	1,997				$1,483
Ford Credit Floorplan Master Owner Trust A
0.84%, 02/15/2019(c)	500	499		Commercial Services - 0.93%
				ERAC USA Finance LLC
Volkswagen Credit Auto Master Trust				6.38%, 10/15/2017(d)	1,000	1,068
0.78%, 07/22/2019(c),(d)	2,000	1,971
				7.00%, 10/15/2037(d)	1,000	1,276
		$7,968				$2,344

Automobile Manufacturers - 1.41%
American Honda Finance Corp				Computers - 0.70%
1.12%, 10/07/2016(c)	500	501		Apple Inc
Ford Motor Credit Co LLC				2.40%, 05/03/2023	1,750	1,761
3.98%, 06/15/2016	2,000	2,013
4.39%, 01/08/2026	500	529		Credit Card Asset Backed Securities - 0.92%
General Motors Co				Cabela's Credit Card Master Note Trust
4.88%, 10/02/2023	500	524		0.79%, 03/16/2020(c)	1,325	1,323
		$3,567		0.99%, 10/15/2019(c),(d)	500	500
				1.12%, 07/17/2023(c)	500	495
Banks- 8.50%						$2,318
Bank of America Corp
5.42%, 03/15/2017	800	827		Diversified Financial Services - 1.47%
8.00%, 07/29/2049(c),(e)	1,000	979		GE Capital International Funding Co
8.13%, 12/29/2049(c),(e)	1,000	985		2.34%, 11/15/2020(d)	413	423
Bank of New York Mellon Corp/The				International Lease Finance Corp
2.60%, 08/17/2020	500	512		8.75%, 03/15/2017(c)	1,000	1,053
Citigroup Inc				Jefferies Group LLC
3.88%, 03/26/2025	1,000	991		6.25%, 01/15/2036	1,425	1,376
4.50%, 01/14/2022	1,000	1,095		8.50%, 07/15/2019	750	857
Goldman Sachs Group Inc/The						$3,709
5.38%, 03/15/2020	2,000	2,219
ING Bank NV				Electric - 5.83%
5.00%, 06/09/2021(d)	1,000	1,122		Entergy Louisiana LLC
JPMorgan Chase & Co				3.25%, 04/01/2028	500	513
3.63%, 05/13/2024	1,000	1,043		Entergy Texas Inc
7.90%, 04/29/2049(c),(e)	1,000	1,000		2.55%, 06/01/2021	500	502
Morgan Stanley				Exelon Generation Co LLC
5.50%, 07/28/2021	1,000	1,141		6.20%, 10/01/2017	1,000	1,063
6.25%, 08/09/2026	850	1,012		GenOn Americas Generation LLC
PNC Financial Services Group Inc/The				8.50%, 10/01/2021	1,250	816
6.75%, 07/29/2049(c),(e)	2,000	2,187		GenOn Energy Inc
SunTrust Bank/Atlanta GA				9.88%, 10/15/2020	750	484
2.75%, 05/01/2023	1,000	982		LG&E & KU Energy LLC
US Bancorp				4.38%, 10/01/2021	1,000	1,084
1.65%, 05/15/2017	3,000	3,016		Metropolitan Edison Co
				3.50%, 03/15/2023(d)	1,000	1,013

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Iron & Steel - 1.61%
Oncor Electric Delivery Co LLC			Allegheny Technologies Inc
7.00%, 09/01/2022	$2,000	$2,476	5.95%, 01/15/2021	$2,000	$1,670
PacifiCorp			7.88%, 08/15/2023(c)	500	416
5.25%, 06/15/2035	850	996	ArcelorMittal
6.25%, 10/15/2037	500	653	6.50%, 03/01/2021(c)	2,000	1,970
Solar Star Funding LLC					$4,056
5.38%, 06/30/2035(d)	1,500	1,738
Southwestern Electric Power Co			Leisure Products & Services - 1.14%
3.55%, 02/15/2022	1,000	1,047	Carnival Corp
TransAlta Corp			7.20%, 10/01/2023	1,475	1,800
4.50%, 11/15/2022	1,750	1,304	Royal Caribbean Cruises Ltd
Tucson Electric Power Co			7.25%, 03/15/2018	1,000	1,077
3.85%, 03/15/2023	1,000	1,017			$2,877
		$14,706	Lodging - 0.32%
Electronics - 0.51%			Boyd Gaming Corp
Corning Inc			6.88%, 05/15/2023	750	799
4.75%, 03/15/2042	750	732
6.63%, 05/15/2019	500	563	Media- 2.95%
		$1,295	21st Century Fox America Inc
			6.40%, 12/15/2035	1,000	1,223
Entertainment - 0.20%			8.00%, 10/17/2016	1,000	1,036
Greektown Holdings LLC/Greektown			Comcast Corp
Mothership Corp
8.88%, 03/15/2019(d)	250	256	6.45%, 03/15/2037	2,000	2,651
			Historic TW Inc
Peninsula Gaming LLC / Peninsula Gaming			9.15%, 02/01/2023	250	334
Corp
8.38%, 02/15/2018(d)	250	255	Time Warner Cable Inc
			6.55%, 05/01/2037	1,500	1,644
		$511	6.75%, 06/15/2039	500	563
Environmental Control - 1.02%					$7,451
Advanced Disposal Services Inc
8.25%, 10/01/2020	1,500	1,530	Miscellaneous Manufacturers - 0.46%
			General Electric Co
Republic Services Inc			1.63%, 03/15/2023(c)	1,000	992
3.55%, 06/01/2022	1,000	1,055	5.30%, 02/11/2021	144	167
		$2,585			$1,159
Food- 0.21%
Kraft Heinz Foods Co			Oil & Gas - 4.96%
3.95%, 07/15/2025(d)	500	532	BG Energy Capital PLC
			4.00%, 10/15/2021(d)	2,000	2,089
			BP Capital Markets PLC
Forest Products & Paper - 0.85%			3.25%, 05/06/2022	1,000	1,029
Plum Creek Timberlands LP			4.75%, 03/10/2019	1,000	1,079
4.70%, 03/15/2021	2,000	2,144	Linn Energy LLC / Linn Energy Finance
			Corp
			6.50%, 05/15/2019	1,000	108
Healthcare - Services - 2.74%
HCA Inc			Nabors Industries Inc
7.50%, 11/06/2033	250	268	5.00%, 09/15/2020	1,000	864
			Petro-Canada
HealthSouth Corp			9.25%, 10/15/2021	1,075	1,283
5.75%, 11/01/2024	500	507
7.75%, 09/15/2022	378	394	Phillips 66
Roche Holdings Inc			4.30%, 04/01/2022	1,000	1,065
0.97%, 09/30/2019 (c),(d)	2,000	1,978	Rowan Cos Inc
Surgery Center Holdings Inc			4.88%, 06/01/2022	750	534
8.88%, 04/15/2021(d)	2,000	2,000	5.00%, 09/01/2017	2,000	1,925
Vantage Oncology LLC / Vantage Oncology			W&T Offshore Inc
Finance Co			8.50%, 06/15/2019	2,500	300
9.50%, 06/15/2017(d)	1,750	1,765	Whiting Petroleum Corp
			5.75%, 03/15/2021	1,250	831
		$6,912	XTO Energy Inc
Housewares - 0.21%			6.75%, 08/01/2037	1,000	1,407
Newell Rubbermaid Inc					$12,514

4.20%, 04/01/2026	500	523	Oil & Gas Services - 1.73%
			Archrock Partners LP / Archrock Partners
Insurance - 2.73%			Finance Corp
Fidelity National Financial Inc			6.00%, 04/01/2021	2,000	1,420
6.60%, 05/15/2017	2,500	2,614	Schlumberger Holdings Corp
First American Financial Corp			3.63%, 12/21/2022(d)	500	514
4.30%, 02/01/2023	2,000	2,014	4.00%, 12/21/2025(d)	500	516
Prudential Financial Inc			Weatherford International Ltd/Bermuda
7.38%, 06/15/2019	1,000	1,160	4.50%, 04/15/2022	250	201
8.88%, 06/15/2068(c)	1,000	1,098	5.13%, 09/15/2020	2,000	1,710
		$6,886			$4,361

See accompanying notes.

     Schedule of Investments Income Account March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000	's)

Other Asset Backed Securities - 0.97%			Telecommunications (continued)
Drug Royalty II LP 2			Sprint Corp
3.48%, 07/15/2023(c),(d)	$1,488	$1,470	7.88%, 09/15/2023	$250	$191
PFS Financing Corp					$2,341
1.06%, 04/15/2020(c),(d)	1,000	987
		$2,457	Transportation - 0.97%
			Trailer Bridge Inc
Packaging & Containers - 0.42%			0.00%, 11/15/2016(a),(b),(f)	2,000	—
Sealed Air Corp			16.75%, PIK 16.50%, 03/31/2017(b),(c),(f),(g)	2,712	2,436
6.88%, 07/15/2033(d)	1,000	1,057			$2,436

			Trucking & Leasing - 0.80%
Pharmaceuticals - 1.12%			Penske Truck Leasing Co Lp / PTL Finance
AbbVie Inc			Corp
2.90%, 11/06/2022	1,000	1,017	3.75%, 05/11/2017(d)	2,000	2,031
Actavis Funding SCS
3.80%, 03/15/2025	1,000	1,041	TOTAL BONDS		$162,000
4.55%, 03/15/2035	750	773	SENIOR FLOATING RATE INTERESTS -	Principal
		$2,831	0.07%	Amount (000's) Value (000's)

Pipelines - 2.74%			Transportation - 0.07%
ANR Pipeline Co			Trailer Bridge Inc, Term Loan
9.63%, 11/01/2021	1,000	1,288	10.00%, 10/03/2016(b),(c),(f)	$183	$183
Buckeye Partners LP
4.35%, 10/15/2024	500	449	TOTAL SENIOR FLOATING RATE INTERESTS		$183
Columbia Pipeline Group Inc			U.S. GOVERNMENT & GOVERNMENT
4.50%, 06/01/2025(d)	1,000	993		Principal
			AGENCY OBLIGATIONS - 34.44%	Amount (000's)	Value(000	's)
El Paso Natural Gas Co LLC			Federal Home Loan Mortgage Corporation (FHLMC) -
7.50%, 11/15/2026	2,100	2,180	6.31%
Express Pipeline LLC			3.00%, 10/01/2042	$1,566	$1,606
7.39%, 12/31/2019(d)	382	401
			3.00%, 10/01/2042	786	806
Southeast Supply Header LLC			3.00%, 11/01/2042	775	795
4.25%, 06/15/2024(d)	750	699
			3.00%, 12/01/2042	351	360
Southern Natural Gas Co LLC			3.50%, 10/01/2041	896	940
8.00%, 03/01/2032	850	898	3.50%, 04/01/2042	1,984	2,081
		$6,908	3.50%, 04/01/2042	1,178	1,235
REITS- 6.05%			3.50%, 04/01/2045	964	1,015
Alexandria Real Estate Equities Inc			4.00%, 02/01/2045	844	902
4.30%, 01/15/2026	1,000	1,023	4.50%, 08/01/2033	282	307
4.60%, 04/01/2022	1,250	1,347	4.50%, 05/01/2039	631	687
CubeSmart LP			4.50%, 06/01/2039	378	418
4.80%, 07/15/2022	2,000	2,188	4.50%, 07/01/2039	1,226	1,351
HCP Inc			4.50%, 12/01/2040	646	704
3.75%, 02/01/2019	1,000	1,032	4.50%, 10/01/2041	743	809
Hospitality Properties Trust			5.00%, 08/01/2019	138	143
4.65%, 03/15/2024	750	736	5.00%, 08/01/2035	858	961
5.00%, 08/15/2022	750	780	5.50%, 11/01/2017	18	19
Kimco Realty Corp			5.50%, 01/01/2018	9	9
6.88%, 10/01/2019	2,000	2,302	5.50%, 05/01/2031	41	46
Omega Healthcare Investors Inc			5.50%, 06/01/2035	66	74
5.25%, 01/15/2026	500	510	5.50%, 01/01/2036	201	227
Simon Property Group LP			5.50%, 04/01/2036	122	136
10.35%, 04/01/2019	2,000	2,467	6.00%, 03/01/2031	22	25
Ventas Realty LP / Ventas Capital Corp			6.00%, 05/01/2032	30	34
3.25%, 08/15/2022	1,750	1,753	6.00%, 06/01/2038	165	186
Welltower Inc			6.50%, 06/01/2029	15	18
6.13%, 04/15/2020	1,000	1,128	6.50%, 08/01/2029	21	24
		$15,266	7.00%, 01/01/2032	5	5
			9.00%, 01/01/2025	4	4
Savings & Loans - 0.23%					$15,927
First Niagara Financial Group Inc
7.25%, 12/15/2021	500	582	Federal National Mortgage Association (FNMA) - 15.61%
			3.00%, 03/01/2042	1,350	1,388
			3.00%, 03/01/2042	1,371	1,409
Software - 0.81%			3.00%, 05/01/2042	734	755
Oracle Corp			3.00%, 06/01/2042	1,348	1,386
2.50%, 05/15/2022	1,000	1,020	3.00%, 06/01/2042	672	691
2.95%, 05/15/2025	1,000	1,025	3.00%, 08/01/2042	691	710
		$2,045	3.50%, 12/01/2040	1,117	1,174
Telecommunications - 0.93%			3.50%, 12/01/2041	401	422
Qwest Corp			3.50%, 03/01/2042	662	696
6.75%, 12/01/2021	2,000	2,150	3.50%, 04/01/2042	1,229	1,291
			3.50%, 02/01/2043	823	868
			3.50%, 06/01/2043	1,270	1,340
			3.50%, 03/01/2045	931	982

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury (continued)
4.00%, 03/01/2039	$846	$904	3.75%, 11/15/2043	$2,000	$2,484
4.00%, 08/01/2040	698	748			$31,457
4.00%, 09/01/2040	1,586	1,713	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 11/01/2040	826	885	OBLIGATIONS		$86,898
4.00%, 10/01/2041	676	724	Total Investments		$250,022
4.00%, 10/01/2041	915	980	Other Assets in Excess of Liabilities, Net - 0.92%		$2,318
4.00%, 11/01/2041	1,011	1,083	TOTAL NET ASSETS - 100.00%		$252,340
4.00%, 04/01/2042	603	647
4.00%, 11/01/2043	1,922	2,083
4.00%, 11/01/2043	760	817	(a) Non-Income Producing Security
4.00%, 01/01/2044	1,713	1,840	(b)	Fair value of these investments is determined in good faith by the Manager
4.00%, 02/01/2044	2,298	2,480	under procedures established and periodically reviewed by the Board of
4.00%, 09/01/2044	811	867	Directors. At the end of the period, the fair value of these securities totaled
4.50%, 06/01/2039	242	264	$2,619 or 1.04% of net assets.
4.50%, 08/01/2039	337	373	(c) Variable Rate. Rate shown is in effect at March 31, 2016.
4.50%, 05/01/2040	1,057	1,154	(d)	Security exempt from registration under Rule 144A of the Securities Act of
4.50%, 08/01/2040	1,176	1,283	1933. These securities may be resold in transactions exempt from
4.50%, 10/01/2040	1,157	1,262	registration, normally to qualified institutional buyers. At the end of the
4.50%, 12/01/2040	674	737	period, the value of these securities totaled $31,312 or 12.41% of net
4.50%, 08/01/2041	807	880	assets.
4.50%, 05/01/2044	1,210	1,321	(e)	Perpetual security. Perpetual securities pay an indefinite stream of
5.00%, 01/01/2018	30	31	interest, but they may be called by the issuer at an earlier date.
5.00%, 08/01/2035	384	425	(f)	Security is Illiquid. At the end of the period, the value of these securities
5.00%, 04/01/2039	222	248	totaled $2,619 or 1.04% of net assets.
5.00%, 12/01/2039	243	269	(g)	Payment in kind; the issuer has the option of paying additional securities
5.00%, 04/01/2040	695	780	in lieu of cash.
5.00%, 06/01/2040	591	663
5.50%, 03/01/2033	39	44
5.50%, 06/01/2033	188	213
5.50%, 02/01/2035	352	396	Portfolio Summary (unaudited)
6.00%, 04/01/2032	45	51	Sector		Percent
6.50%, 05/01/2031	5	6	Mortgage Securities		21.97%
6.50%, 04/01/2032	72	82	Financial		18.98%
6.50%, 05/01/2032	29	34	Government		12.47%
7.00%, 01/01/2030	2	2	Energy		9.43%
		$39,401	Consumer, Non-cyclical		8.57%
Government National Mortgage Association (GNMA) -			Utilities		5.83%
0.05%			Asset Backed Securities		5.05%
6.00%, 05/20/2032(c)	43	50	Industrial		4.69%
7.00%, 06/20/2031	48	60	Communications		3.88%
9.00%, 02/15/2025	3	3	Consumer, Cyclical		3.28%
		$113	Basic Materials		3.05%
			Technology		1.51%
U.S. Treasury - 12.47%			Exchange Traded Funds		0.37%
0.75%, 10/31/2017	1,000	1,000	Other Assets in Excess of Liabilities, Net		0.92%
0.88%, 02/28/2017	1,000	1,002	TOTAL NET ASSETS		100.00%
1.38%, 11/30/2018	1,000	1,015
1.63%, 11/15/2022	2,000	2,015
1.75%, 05/15/2022	2,000	2,034
2.00%, 11/15/2021	1,000	1,034
2.38%, 05/31/2018	1,000	1,034
2.50%, 05/15/2024	1,000	1,064
2.63%, 11/15/2020	2,000	2,127
2.75%, 02/15/2019	1,000	1,054
2.75%, 02/15/2024	1,000	1,083
2.88%, 05/15/2043	1,000	1,054
2.88%, 08/15/2045	1,000	1,052
3.00%, 11/15/2044	1,000	1,079
3.13%, 05/15/2019	2,000	2,138
3.13%, 05/15/2021	1,000	1,092
3.13%, 08/15/2044	1,000	1,106
3.38%, 05/15/2044	1,000	1,159
3.50%, 02/15/2039	1,000	1,190
3.63%, 02/15/2020	2,000	2,195
3.63%, 02/15/2044	1,000	1,213
3.75%, 08/15/2041	1,000	1,233

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
March 31, 2016 (unaudited)

COMMON STOCKS - 95.58%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Agriculture - 1.67%			Electric (continued)
Golden Agri-Resources Ltd	1,507,200	$459	Korea Electric Power Corp	23,491	$1,231
KT&G Corp	7,571	729	Tenaga Nasional BHD	127,500	455
Kuala Lumpur Kepong Bhd	42,800	263			$2,082
		$1,451	Electronics - 2.22%
Airlines - 0.58%			AAC Technologies Holdings Inc	48,500	371
China Eastern Airlines Corp Ltd (a)	900,000	505	Hon Hai Precision Industry Co Ltd	486,521	1,281
			Zhen Ding Technology Holding Ltd	125,000	279
					$1,931
Automobile Manufacturers - 3.16%
Ashok Leyland Ltd	628,964	1,031	Engineering & Construction - 2.87%
Dongfeng Motor Group Co Ltd	496,000	620	China Railway Construction Corp Ltd	504,500	601
Ford Otomotiv Sanayi AS	15,577	205	Grupo Aeroportuario del Pacifico SAB de CV	52,100	464
Guangzhou Automobile Group Co Ltd	368,000	383	Grupo Aeroportuario del Sureste SAB de CV	17,541	264
Kia Motors Corp	12,158	514	Hyundai Development Co-Engineering &	11,810	475
		$2,753	Construction
			Promotora y Operadora de Infraestructura	52,308	693
Automobile Parts & Equipment - 1.57%			SAB de CV
Ceat Ltd	22,252	365			$2,497
Hankook Tire Co Ltd	10,909	519
Hiroca Holdings Ltd	126,000	483	Food - 2.12%
		$1,367	BRF SA	20,600	294
			Gruma SAB de CV	24,610	390
Banks - 14.05%			Grupo Lala SAB de CV	133,700	364
Abu Dhabi Commercial Bank PJSC	272,489	497	Uni-President Enterprises Corp	453,160	796
Banco de Chile	5,250,201	565			$1,844
Bangkok Bank PCL	83,963	434
Bank Negara Indonesia Persero Tbk PT	956,800	375	Forest Products & Paper - 0.51%
Barclays Africa Group Ltd	73,201	739	Sappi Ltd (a)	99,595	441
China Construction Bank Corp	3,557,902	2,278
Erste Group Bank AG	22,583	634	Holding Companies - Diversified - 1.07%
Grupo Financiero Banorte SAB de CV	158,071	896	KOC Holding AS	85,777	436
HDFC Bank Ltd ADR	10,470	645	Siam Cement PCL/The	37,450	498
Industrial & Commercial Bank of China Ltd	1,085,000	608
Industrial Bank of Korea	57,120	612			$934
Investec PLC	61,535	451	Home Furnishings - 1.40%
Malayan Banking Bhd	387,200	895	Steinhoff International Holdings NV	186,321	1,221
OTP Bank PLC	32,627	818
Siam Commercial Bank PCL/The (b)	147,000	588
Turkiye Halk Bankasi AS	118,823	442	Insurance - 2.61%
Yes Bank Ltd	58,043	758	AIA Group Ltd	108,400	616
			China Taiping Insurance Holdings Co Ltd (a)	176,400	388
		$12,235	Dongbu Insurance Co Ltd	9,847	655
Beverages - 1.81%			PICC Property & Casualty Co Ltd	332,300	612
Ambev SA	302,400	1,578			$2,271

			Internet - 6.10%
Chemicals - 0.91%			Alibaba Group Holding Ltd ADR(a)	17,832	1,409
Indorama Ventures PCL (b)	431,000	279	Baidu Inc ADR(a)	3,958	756
Lotte Chemical Corp	1,716	513	Tencent Holdings Ltd	153,800	3,144
		$792			$5,309

Commercial Services - 1.76%			Iron & Steel - 0.66%
Kroton Educacional SA	191,200	610	POSCO	3,030	578
New Oriental Education & Technology Group	14,745	510
Inc ADR
TAL Education Group ADR(a)	8,271	411	Leisure Products & Services - 0.94%
		$1,531	Bajaj Auto Ltd	11,996	436
			Hero MotoCorp Ltd	8,669	385
Computers - 2.11%					$821
Infosys Ltd ADR	79,643	1,515
Wistron Corp	526,000	325	Media - 1.28%
		$1,840	Naspers Ltd	8,020	1,118

Diversified Financial Services - 3.13%			Metal Fabrication & Hardware - 0.94%
E.Sun Financial Holding Co Ltd	728,000	407	Hyosung Corp	6,477	815
Fubon Financial Holding Co Ltd	520,000	662
Fubon Financial Holding Co Ltd - Rights	22,865	—
(a),(b),(c)			Mining - 1.07%
Indiabulls Housing Finance Ltd	33,767	331	AngloGold Ashanti Ltd (a)	27,237	377
KB Financial Group Inc	20,598	572	Grupo Mexico SAB de CV	230,856	557
Mega Financial Holding Co Ltd	527,731	376			$934
SinoPac Financial Holdings Co Ltd	1,218,000	377
		$2,725	Miscellaneous Manufacturers - 0.87%
			Largan Precision Co Ltd	5,000	388
Electric - 2.39%			Top Glove Corp Bhd	291,000	374
Huadian Power International Corp Ltd	621,119	396			$762

See accompanying notes.

     Schedule of Investments International Emerging Markets Account March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)	PREFERRED STOCKS - 3.21%	Shares Held	Value(000	's)

Oil & Gas - 10.21%	Banks - 0.61%
Bharat Petroleum Corp Ltd	32,516	$444	Banco Bradesco SA	70,686	$530
China Petroleum & Chemical Corp	1,140,400	741
CNOOC Ltd	355,000	414
Gazprom PAO ADR	59,879	258	Chemicals - 0.40%
GS Holdings Corp	9,193	475	Braskem SA	53,500	346
Lukoil PJSC ADR	40,207	1,541
MOL Hungarian Oil & Gas PLC	8,431	507	Holding Companies - Diversified - 1.89%
Reliance Industries Ltd	66,293	1,046	Itausa - Investimentos Itau SA	731,800	1,648
Sasol Ltd	13,697	406
SK Innovation Co Ltd	9,005	1,357
Tatneft PAO ADR	22,501	714	Iron & Steel - 0.26%
Thai Oil PCL (b)	236,500	465	Vale SA	72,507	230
Tupras Turkiye Petrol Rafinerileri AS	18,568	523
$8,891	Media - 0.05%
Zee Entertainment Enterprises Ltd (a),(b)	3,223,416	44
Pharmaceuticals - 0.49%
Aurobindo Pharma Ltd	38,075	428	TOTAL PREFERRED STOCKS	$2,798
Total Investments	$87,141
Pipelines - 0.29%	Liabilities in Excess of Other Assets, Net - (0.06)%	$(53)
Petronet LNG Ltd	66,701	252	TOTAL NET ASSETS - 100.00%	$87,088

Real Estate - 1.37%	(a)	Non-Income Producing Security
China Overseas Land & Investment Ltd	286,000	906	(b)	Fair value of these investments is determined in good faith by the Manager
Shimao Property Holdings Ltd	197,000	292	under procedures established and periodically reviewed by the Board of
$1,198	Directors. At the end of the period, the fair value of these securities totaled
REITS - 0.57%	$1,376 or 1.58% of net assets.
Macquarie Mexico Real Estate Management	368,500	498	(c)	Security is Illiquid. At the end of the period, the value of these securities
SA de CV (a)	totaled $0 or 0.00% of net assets.

Retail - 2.04%
Astra International Tbk PT	904,600	495	Portfolio Summary (unaudited)
Shinsegae Co Ltd	3,171	563	Country	Percent
Wal-Mart de Mexico SAB de CV	303,249	718	China	17.50%
$1,776	Korea, Republic Of	16.24%
Taiwan, Province Of China	14.52%
Semiconductors - 11.28%	India	9.01%
Powertech Technology Inc	235,000	533	Mexico	6.69%
Samsung Electronics Co Ltd	3,564	4,090	South Africa	6.67%
Silicon Motion Technology Corp ADR	10,337	401
Taiwan Semiconductor Manufacturing Co Ltd	797,164	3,976	Brazil	6.01%
Hong Kong	5.09%
Win Semiconductors Corp	416,505	824	Russian Federation	3.49%
$9,824	Malaysia	2.86%
Software - 0.99%	Thailand	2.59%
NetEase Inc ADR	5,998	861	Indonesia	1.93%
Turkey	1.85%
Hungary	1.52%
Telecommunications - 9.76%	United States	1.27%
America Movil SAB de CV ADR	63,650	989	Austria	0.73%
China Mobile Ltd	201,459	2,231	Chile	0.65%
China Telecom Corp Ltd	1,146,000	607	United Arab Emirates	0.57%
Chunghwa Telecom Co Ltd	458,000	1,558	Singapore	0.53%
LG Uplus Corp	45,351	438	Philippines	0.34%
Mobile TeleSystems PJSC ADR	64,645	523	Liabilities in Excess of Other Assets, Net	(0.06)%
MTN Group Ltd	77,342	706	TOTAL NET ASSETS	100.00%
Philippine Long Distance Telephone Co	6,870	296
Telekomunikasi Indonesia Persero Tbk PT	3,203,600	808
Vodacom Group Ltd	31,792	345
$8,501

Textiles - 0.20%
Welspun India Ltd	115,160	172

Transportation - 0.58%
MISC Bhd	220,900	504

TOTAL COMMON STOCKS	$83,240
INVESTMENT COMPANIES - 1.27%	Shares Held Value (000's)

Publicly Traded Investment Fund - 1.27%
BlackRock Liquidity Funds FedFund Portfolio	1,102,880	1,103

TOTAL INVESTMENT COMPANIES	$1,103

See accompanying notes.

     Schedule of Investments LargeCap Growth Account March 31, 2016 (unaudited)

COMMON STOCKS - 98.32%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Airlines - 4.37%			Pharmaceuticals (continued)
Delta Air Lines Inc	46,214	$2,250	Bristol-Myers Squibb Co	61,366		$3,920
United Continental Holdings Inc (a)	45,455	2,721	DexCom Inc (a)	18,409		1,250
		$4,971	Eli Lilly & Co	22,825		1,644
						$8,490
Apparel - 3.41%
Michael Kors Holdings Ltd (a)	18,600	1,059	Retail - 14.07%
NIKE Inc	36,020	2,214	L Brands Inc	23,906		2,099
Under Armour Inc (a)	7,245	615	McDonald's Corp	18,090		2,273
		$3,888	Starbucks Corp	54,518		3,255
			Target Corp	37,922		3,120
Banks - 1.52%			TJX Cos Inc/The	22,500		1,763
Capital One Financial Corp	24,988	1,732	Ulta Salon Cosmetics & Fragrance Inc (a)	18,116		3,510
						$16,020

Beverages - 2.31%			Semiconductors - 4.88%
Constellation Brands Inc	17,403	2,629	Broadcom Ltd	13,228		2,044
			Lam Research Corp	22,026		1,819
Biotechnology - 5.13%			NXP Semiconductors NV (a)	20,846		1,690
Alexion Pharmaceuticals Inc (a)	8,453	1,177				$5,553
Gilead Sciences Inc	50,727	4,660	Software - 5.01%
		$5,837	Activision Blizzard Inc	51,936		1,758
Building Materials - 1.77%			Adobe Systems Inc (a)	12,200		1,144
Masco Corp	64,300	2,022	Microsoft Corp	50,800		2,806
						$5,708

Chemicals - 3.97%			Telecommunications - 0.81%
PPG Industries Inc	40,533	4,519	Palo Alto Networks Inc (a)	5,645		921

Commercial Services - 5.04%			Transportation - 0.80%
FleetCor Technologies Inc (a)	15,328	2,280	FedEx Corp	5,592		910
McGraw Hill Financial Inc	18,892	1,870
PayPal Holdings Inc (a)	41,200	1,590	TOTAL COMMON STOCKS			$111,942
		$5,740	INVESTMENT COMPANIES - 1.78%	Shares Held	Value(000	's)

Computers - 6.09%			Publicly Traded Investment Fund - 1.78%
Apple Inc	63,622	6,934	BlackRock Liquidity Funds FedFund Portfolio	2,024,405		2,024

Cosmetics & Personal Care - 1.87%			TOTAL INVESTMENT COMPANIES			$2,024
Procter & Gamble Co/The	25,900	2,132	Total Investments			$113,966
			Liabilities in Excess of Other Assets, Net - (0.10)%			$(113)
			TOTAL NET ASSETS - 100.00%			$113,853
Diversified Financial Services - 8.30%
MasterCard Inc	42,098	3,978
Synchrony Financial (a)	47,198	1,353	(a) Non-Income Producing Security
Visa Inc	53,840	4,118
		$9,449

Food - 2.62%			Portfolio Summary (unaudited)
Kellogg Co	18,800	1,439	Sector			Percent
Mondelez International Inc	38,537	1,546	Consumer, Non-cyclical			28.31%
		$2,985	Consumer, Cyclical			25.00%
Healthcare - Products - 3.88%			Technology			15.98%
Edwards Lifesciences Corp (a)	29,684	2,619	Communications			11.76%
Intuitive Surgical Inc (a)	2,992	1,798	Financial			9.82%
		$4,417	Basic Materials			4.87%
			Industrial			2.58%
Internet - 10.95%			Exchange Traded Funds			1.78%
Alphabet Inc - A Shares (a)	6,570	5,012	Liabilities in Excess of Other Assets, Net			(0.10)%
Amazon.com Inc (a)	4,097	2,432	TOTAL NET ASSETS			100.00%
Facebook Inc (a)	43,982	5,019
		$12,463

Iron & Steel - 0.90%
Nucor Corp	21,800	1,031

Leisure Products & Services - 2.18%
Royal Caribbean Cruises Ltd	30,162	2,478

Lodging - 0.98%
Hilton Worldwide Holdings Inc	49,433	1,113

Pharmaceuticals - 7.46%
Allergan plc (a)	6,255	1,676

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2016 (unaudited)

COMMON STOCKS - 95.20%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.07%			Beverages (continued)
Interpublic Group of Cos Inc/The	1,680	$38	PepsiCo Inc	5,876	$602
Omnicom Group Inc	1,655	138			$1,519
		$176	Biotechnology - 4.38%
Aerospace & Defense - 1.76%			Alexion Pharmaceuticals Inc (a)	34,356	4,783
B/E Aerospace Inc	457	21	Alnylam Pharmaceuticals Inc (a)	221	14
Boeing Co/The	30,669	3,893	Amgen Inc	2,803	420
General Dynamics Corp	538	71	Biogen Inc (a)	2,925	762
Harris Corp	95	7	BioMarin Pharmaceutical Inc (a)	5,595	461
Lockheed Martin Corp	532	118	Bluebird Bio Inc (a)	123	5
Northrop Grumman Corp	152	30	Celgene Corp (a)	12,100	1,211
Rockwell Collins Inc	516	48	Charles River Laboratories International Inc	212	16
Spirit AeroSystems Holdings Inc (a)	542	25	(a)
TransDigm Group Inc (a)	206	45	Gilead Sciences Inc	5,419	498
United Technologies Corp	442	44	Illumina Inc (a)	1,095	178
		$4,302	Incyte Corp (a)	5,575	404
			Intercept Pharmaceuticals Inc (a)	58	7
Agriculture - 0.60%			Intrexon Corp (a)	180	6
Altria Group Inc	7,515	471	Ionis Pharmaceuticals Inc (a)	436	18
Philip Morris International Inc	9,093	892	Juno Therapeutics Inc (a)	46	2
Reynolds American Inc	2,264	114	Medivation Inc (a)	566	26
		$1,477	Puma Biotechnology Inc (a)	97	3
			Regeneron Pharmaceuticals Inc (a)	2,088	753
Airlines - 1.88%			Seattle Genetics Inc (a)	384	13
Alaska Air Group Inc	15,530	1,274	United Therapeutics Corp (a)	166	19
American Airlines Group Inc	69,592	2,854	Vertex Pharmaceuticals Inc (a)	14,196	1,128
Delta Air Lines Inc	3,742	182
JetBlue Airways Corp (a)	597	13			$10,727
Southwest Airlines Co	3,305	148	Building Materials - 0.51%
Spirit Airlines Inc (a)	317	15	Armstrong World Industries Inc (a)	130	6
United Continental Holdings Inc (a)	2,022	121	Eagle Materials Inc	202	14
		$4,607	Fortune Brands Home & Security Inc	240	14
			GCP Applied Technologies Inc (a)	380	8
Apparel - 1.65%
Carter's Inc	235	25	Martin Marietta Materials Inc	40	6
Hanesbrands Inc	32,956	934	Masco Corp	1,386	44
Michael Kors Holdings Ltd (a)	765	43	USG Corp (a)	457	11
NIKE Inc	10,890	669	Vulcan Materials Co	10,976	1,159
Ralph Lauren Corp	23	2			$1,262
Skechers U.S.A. Inc (a)	519	16	Chemicals - 1.78%
Under Armour Inc (a)	27,056	2,295	Air Products & Chemicals Inc	776	112
VF Corp	920	60	Ashland Inc	29	3
		$4,044	Axalta Coating Systems Ltd (a)	404	12
Automobile Manufacturers - 0.68%			Celanese Corp	67	4
Ferrari NV (a)	11,440	477	CF Industries Holdings Inc	929	29
PACCAR Inc	876	48	Chemours Co/The	491	3
Tesla Motors Inc (a)	4,920	1,130	Dow Chemical Co/The	1,004	51
		$1,655	Eastman Chemical Co	163	12
			Ecolab Inc	30,374	3,388
Automobile Parts & Equipment - 0.28%			EI du Pont de Nemours & Co	1,137	72
Allison Transmission Holdings Inc	459	12	Huntsman Corp	536	7
BorgWarner Inc	907	35	International Flavors & Fragrances Inc	314	36
Delphi Automotive PLC	791	59	LyondellBasell Industries NV	1,644	141
Johnson Controls Inc	387	15	Monsanto Co	1,775	156
Lear Corp	250	28	NewMarket Corp	36	14
Mobileye NV (a)	13,300	496	Platform Specialty Products Corp (a)	122	1
Visteon Corp	208	17	PPG Industries Inc	1,231	137
WABCO Holdings Inc (a)	221	24	Praxair Inc	658	75
		$686	RPM International Inc	548	26
			Sherwin-Williams Co/The	220	62
Banks - 1.29%			WR Grace & Co (a)	278	20
Bank of New York Mellon Corp/The	770	28			$4,361
Morgan Stanley	88,600	2,216
State Street Corp	15,300	895	Commercial Services - 1.70%
SVB Financial Group (a)	126	13	Aaron's Inc	201	5
		$3,152	Aramark	750	25
			Automatic Data Processing Inc	1,030	92
Beverages - 0.62%			Avis Budget Group Inc (a)	434	12
Brown-Forman Corp - A Shares	128	13	Booz Allen Hamilton Holding Corp	434	13
Brown-Forman Corp - B Shares	434	43	Cintas Corp	359	32
Coca-Cola Co/The	10,700	496	CoStar Group Inc (a)	121	23
Coca-Cola Enterprises Inc	940	48	Equifax Inc	466	53
Constellation Brands Inc	806	122	FleetCor Technologies Inc (a)	16,278	2,421
Dr Pepper Snapple Group Inc	1,182	106	Gartner Inc (a)	335	30
Monster Beverage Corp (a)	667	89
			Global Payments Inc	542	35

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
H&R Block Inc	912	$24	BlackRock Inc	174	$59
KAR Auction Services Inc	238	9	CBOE Holdings Inc	320	21
Live Nation Entertainment Inc (a)	648	15	Charles Schwab Corp/The	109,636	3,072
McGraw Hill Financial Inc	745	74	CME Group Inc/IL	6,700	644
Moody's Corp	662	64	CoreLogic Inc/United States (a)	238	8
Morningstar Inc	81	7	Credit Acceptance Corp (a)	37	7
Nielsen Holdings PLC	675	36	Eaton Vance Corp	464	16
PayPal Holdings Inc (a)	22,405	865	Federated Investors Inc	403	12
Quanta Services Inc (a)	283	6	Interactive Brokers Group Inc - A Shares	62	2
Robert Half International Inc	580	27	Intercontinental Exchange Inc	6,434	1,513
RR Donnelley & Sons Co	636	10	Invesco Ltd	212	7
Sabre Corp	521	15	Lazard Ltd	500	19
SEI Investments Co	546	24	Legg Mason Inc	152	5
Service Corp International/US	892	22	LPL Financial Holdings Inc	329	8
ServiceMaster Global Holdings Inc (a)	483	18	MasterCard Inc	2,722	257
Total System Services Inc	683	33	NorthStar Asset Management Group Inc/New	766	9
United Rentals Inc (a)	405	25	York
Vantiv Inc (a)	596	32	Santander Consumer USA Holdings Inc (a)	26	—
Verisk Analytics Inc (a)	648	52	SLM Corp (a)	1,454	9
Western Union Co/The	2,110	41	T Rowe Price Group Inc	711	52
WEX Inc (a)	165	14	TD Ameritrade Holding Corp	25,562	806
		$4,154	Visa Inc	110,628	8,461
			Waddell & Reed Financial Inc	317	7
Computers - 4.62%					$15,209
Accenture PLC - Class A	3,081	356
Apple Inc	46,133	5,028	Electric - 0.01%
Cadence Design Systems Inc (a)	1,245	29	Calpine Corp (a)	168	2
Cognizant Technology Solutions Corp (a)	42,994	2,695	Dominion Resources Inc/VA	115	9
DST Systems Inc	131	15	ITC Holdings Corp	223	10
EMC Corp/MA	2,188	58			$21
Fortinet Inc (a)	582	18
Genpact Ltd (a)	99,365	2,702	Electrical Components & Equipment - 0.08%
IHS Inc (a)	233	29	Acuity Brands Inc	177	39
International Business Machines Corp	2,342	355	AMETEK Inc	942	47
Leidos Holdings Inc	87	4	Emerson Electric Co	2,156	117
NetApp Inc	420	11	Hubbell Inc	47	5
Synopsys Inc (a)	121	6			$208
Teradata Corp (a)	462	12	Electronics - 2.13%
VeriFone Systems Inc (a)	481	14	Allegion PLC	389	25
		$11,332	Amphenol Corp	55,769	3,225
			Fitbit Inc (a)	196	3
Consumer Products - 0.13%
Avery Dennison Corp	343	25	FLIR Systems Inc	370	12
Church & Dwight Co Inc	516	48	Gentex Corp	802	13
Clorox Co/The	710	89	Honeywell International Inc	3,136	351
Jarden Corp (a)	807	48	Jabil Circuit Inc	260	5
			Keysight Technologies Inc (a)	603	17
Kimberly-Clark Corp	789	106	Mettler-Toledo International Inc (a)	112	39
Spectrum Brands Holdings Inc	113	12
		$328	National Instruments Corp	47,529	1,430
			PerkinElmer Inc	121	6
Cosmetics & Personal Care - 1.67%			Trimble Navigation Ltd (a)	97	2
Colgate-Palmolive Co	2,175	154	Tyco International Plc	1,009	37
Coty Inc	338	9	Waters Corp (a)	326	43
Estee Lauder Cos Inc/The	41,753	3,938			$5,208

		$4,101	Engineering & Construction - 0.78%
Distribution & Wholesale - 1.03%			AECOM (a)	174	5
Fastenal Co	47,421	2,324	SBA Communications Corp (a)	19,047	1,908
Fossil Group Inc (a)	188	8	TopBuild Corp (a)	282	9
Genuine Parts Co	569	57			$1,922
HD Supply Holdings Inc (a)	754	25
Ingram Micro Inc	90	3	Entertainment - 0.03%
LKQ Corp (a)	1,242	40	Cinemark Holdings Inc	495	18
Watsco Inc	114	15	Gaming and Leisure Properties Inc	68	2
WW Grainger Inc	240	56	International Game Technology PLC	404	7
		$2,528	Lions Gate Entertainment Corp	391	9
			Madison Square Garden Co/The (a)	83	14
Diversified Financial Services - 6.21%			Six Flags Entertainment Corp	333	18
Affiliated Managers Group Inc (a)	202	33			$68
Air Lease Corp	68	2
Alliance Data Systems Corp (a)	241	53	Environmental Control - 1.26%
			Stericycle Inc (a)	24,486	3,090
Ally Financial Inc (a)	191	4
American Express Co	888	54	Waste Management Inc	105	6
Ameriprise Financial Inc	680	64			$3,096
Artisan Partners Asset Management Inc	153	5

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food - 0.38%			Holding Companies - Diversified - 0.00%
Blue Buffalo Pet Products Inc (a)	152	$4	Leucadia National Corp	186	$3
Campbell Soup Co	426	27
ConAgra Foods Inc	697	31
Flowers Foods Inc	760	14	Home Builders - 0.03%
General Mills Inc	2,982	189	DR Horton Inc	609	18
Hain Celestial Group Inc/The (a)	414	17	Lennar Corp - A Shares	274	13
			Lennar Corp - B Shares	90	4
Hormel Foods Corp	1,044	45	NVR Inc (a)	14	24
Ingredion Inc	60	6	Thor Industries Inc	237	15
Kellogg Co	615	47	Toll Brothers Inc (a)	303	9
Kraft Heinz Co/The	1,610	127
Kroger Co/The	4,699	180			$83
McCormick & Co Inc/MD	501	50	Home Furnishings - 0.03%
Sprouts Farmers Market Inc (a)	590	17	Harman International Industries Inc	276	25
Sysco Corp	1,375	64	Leggett & Platt Inc	593	29
Tyson Foods Inc	556	37	Tempur Sealy International Inc (a)	270	16
WhiteWave Foods Co/The (a)	649	26	Whirlpool Corp	39	7
Whole Foods Market Inc	1,300	41			$77
		$922
			Housewares - 0.03%
Forest Products & Paper - 0.03%			Newell Rubbermaid Inc	522	23
International Paper Co	1,542	63	Scotts Miracle-Gro Co/The	176	13
			Toro Co/The	241	21
Hand & Machine Tools - 0.03%			Tupperware Brands Corp	226	13
Lincoln Electric Holdings Inc	311	18			$70
Regal Beloit Corp	22	2	Insurance - 0.12%
Snap-on Inc	231	36	AmTrust Financial Services Inc	46	1
Stanley Black & Decker Inc	85	9	Aon PLC	767	80
		$65	Arthur J Gallagher & Co	357	16
			Berkshire Hathaway Inc - Class B (a)	612	87
Healthcare - Products - 6.07%
Align Technology Inc (a)	328	24	Erie Indemnity Co	98	9
			Markel Corp (a)	6	6
Baxter International Inc	921	38
Becton Dickinson and Co	569	86	Marsh & McLennan Cos Inc	1,515	92
Bio-Techne Corp	75	7			$291
Boston Scientific Corp (a)	301	6	Internet - 18.34%
Bruker Corp	528	15	Alphabet Inc - A Shares (a)	9,437	7,200
CR Bard Inc	287	58	Alphabet Inc - C Shares (a)	7,510	5,594
Danaher Corp	78,682	7,464	Amazon.com Inc (a)	21,083	12,515
DENTSPLY SIRONA Inc	579	36	CDW Corp/DE	552	23
Edwards Lifesciences Corp (a)	1,126	99	Dropbox Inc (a),(b),(c),(d)	1,434	11
Henry Schein Inc (a)	323	56	eBay Inc (a)	3,331	80
Hill-Rom Holdings Inc	229	12	Expedia Inc	411	44
Hologic Inc (a)	990	34	F5 Networks Inc (a)	289	31
IDEXX Laboratories Inc (a)	361	28	Facebook Inc (a)	79,788	9,104
Intuitive Surgical Inc (a)	10,071	6,053	Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	194	23
Patterson Cos Inc	214	10	Groupon Inc (a)	2,727	11
ResMed Inc	545	31	IAC/InterActiveCorp	316	15
St Jude Medical Inc	635	35	Liberty Ventures (a)	585	23
Stryker Corp	6,568	704	LinkedIn Corp (a)	3,214	367
Thermo Fisher Scientific Inc	367	52	Match Group Inc (a)	375	4
Varian Medical Systems Inc (a)	394	32	Netflix Inc (a)	9,854	1,007
VWR Corp (a)	175	5	Priceline Group Inc/The (a)	3,752	4,836
Zimmer Biomet Holdings Inc	28	3	Splunk Inc (a)	480	24
		$14,888	Tencent Holdings Ltd ADR	43,700	893
			TripAdvisor Inc (a)	46,535	3,095
Healthcare - Services - 3.97%			VeriSign Inc (a)	423	38
Aetna Inc	7,730	869
Anthem Inc	13,059	1,815			$44,938
Centene Corp (a)	544	33	Iron & Steel - 0.00%
Cigna Corp	7,799	1,070	Steel Dynamics Inc	167	4
DaVita HealthCare Partners Inc (a)	30,188	2,215
Envision Healthcare Holdings Inc (a)	743	15
HCA Holdings Inc (a)	521	41	Leisure Products & Services - 0.24%
Humana Inc	5,977	1,094	Brunswick Corp/DE	319	15
Laboratory Corp of America Holdings (a)	139	16	Harley-Davidson Inc	432	22
LifePoint Health Inc (a)	52	4	Norwegian Cruise Line Holdings Ltd (a)	477	27
MEDNAX Inc (a)	228	15	Polaris Industries Inc	271	27
Tenet Healthcare Corp (a)	412	12	Royal Caribbean Cruises Ltd	6,200	509
UnitedHealth Group Inc	19,564	2,522			$600
Universal Health Services Inc	84	10	Lodging - 1.51%
		$9,731	Choice Hotels International Inc	193	11
			Extended Stay America Inc	449	7
			Hilton Worldwide Holdings Inc	85,669	1,929
			Las Vegas Sands Corp	1,002	52

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Lodging (continued)			Oil & Gas (continued)
Marriott International Inc/MD	777	$55	HollyFrontier Corp	105	$4
MGM Resorts International (a)	70,896	1,521	Marathon Petroleum Corp	175	7
Starwood Hotels & Resorts Worldwide Inc	682	57	Memorial Resource Development Corp (a)	324	3
Wyndham Worldwide Corp	489	37	Murphy USA Inc (a)	55	3
Wynn Resorts Ltd	269	25	Range Resources Corp	40	1
		$3,694	Tesoro Corp	27	2

Machinery - Construction & Mining - 0.02%					$68
Caterpillar Inc	517	40	Oil & Gas Services - 0.03%
			FMC Technologies Inc (a)	545	15
			Oceaneering International Inc	63	2
Machinery - Diversified - 1.70%			Schlumberger Ltd	584	43
BWX Technologies Inc	170	6
Cognex Corp	344	13	Targa Resources Corp	114	3
Cummins Inc	626	69			$63
Deere & Co	162	12	Packaging & Containers - 0.06%
Flowserve Corp	15,465	686	Ball Corp	537	38
Graco Inc	249	21	Bemis Co Inc	81	4
Middleby Corp/The (a)	228	24	Crown Holdings Inc (a)	250	12
Nordson Corp	245	19	Graphic Packaging Holding Co	839	11
Rockwell Automation Inc	518	59	Owens-Illinois Inc (a)	158	3
Roper Technologies Inc	103	19	Packaging Corp of America	405	25
Wabtec Corp/DE	40,531	3,214	Sealed Air Corp	776	37
Zebra Technologies Corp (a)	199	14	Silgan Holdings Inc	176	9
		$4,156	WestRock Co	129	5

Media - 0.73%					$144
AMC Networks Inc (a)	256	17	Pharmaceuticals - 6.88%
Cablevision Systems Corp	185	6	AbbVie Inc	6,102	349
CBS Corp	1,339	74	Agios Pharmaceuticals Inc (a)	100	4
Comcast Corp - Class A	6,169	377	Akorn Inc (a)	286	7
Discovery Communications Inc - A Shares (a)	634	18	Alkermes PLC (a)	443	15
Discovery Communications Inc - C Shares (a)	1,063	29	Allergan plc (a)	10,769	2,886
DISH Network Corp (a)	611	28	AmerisourceBergen Corp	1,132	98
FactSet Research Systems Inc	166	25	Baxalta Inc	1,275	51
MSG Networks Inc (a)	372	6	Bristol-Myers Squibb Co	90,677	5,792
Scripps Networks Interactive Inc	399	26	Cardinal Health Inc	819	67
Sirius XM Holdings Inc (a)	9,503	38	Eli Lilly & Co	13,430	967
Starz (a)	396	10	Express Scripts Holding Co (a)	42,988	2,953
Time Warner Cable Inc	775	159	Herbalife Ltd (a)	275	17
Time Warner Inc	1,159	84	Jazz Pharmaceuticals PLC (a)	244	32
Twenty-First Century Fox Inc - A Shares	2,183	61	Johnson & Johnson	1,608	174
Twenty-First Century Fox Inc - B Shares	1,356	38	Mallinckrodt PLC (a)	194	12
Viacom Inc - A Shares	132	6	McKesson Corp	1,041	164
Viacom Inc - B Shares	2,526	104	Mead Johnson Nutrition Co	35,575	3,023
Walt Disney Co/The	6,763	672	Merck & Co Inc	882	47
		$1,778	Mylan NV (a)	1,709	79
			OPKO Health Inc (a)	1,104	11
Metal Fabrication & Hardware - 0.00%			Perrigo Co PLC	74	9
Valmont Industries Inc	27	3	Premier Inc (a)	210	7
			Quintiles Transnational Holdings Inc (a)	324	21
Mining - 0.00%			VCA Inc (a)	326	19
Compass Minerals International Inc	142	10	Zoetis Inc	1,370	61
Tahoe Resources Inc	106	1			$16,865

		$11	Pipelines - 0.02%
Miscellaneous Manufacturers - 0.47%			ONEOK Inc	323	9
3M Co	1,724	287	Williams Cos Inc/The	2,791	45
AO Smith Corp	324	25			$54
AptarGroup Inc	69	6
Carlisle Cos Inc	74	7	Real Estate - 0.03%
			CBRE Group Inc (a)	1,132	33
Illinois Tool Works Inc	814	83
Ingersoll-Rand PLC	109	7	Four Corners Property Trust Inc	133	2
			Howard Hughes Corp/The (a)	64	7
Parker-Hannifin Corp	251	28
Textron Inc	19,390	707	Jones Lang LaSalle Inc	135	16
			Realogy Holdings Corp (a)	205	7
		$1,150
					$65
Office & Business Equipment - 0.00%
Pitney Bowes Inc	408	9	REITS - 0.42%
			American Tower Corp	1,754	180
			Boston Properties Inc	709	90
Oil & Gas - 0.03%			Columbia Property Trust Inc	126	3
Cabot Oil & Gas Corp	1,514	35	Crown Castle International Corp	915	79
Continental Resources Inc/OK (a)	103	3	Digital Realty Trust Inc	316	28
CVR Energy Inc	19	1	Empire State Realty Trust Inc	225	4
EOG Resources Inc	127	9	Equinix Inc	187	62

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors (continued)
Equity LifeStyle Properties Inc	324	$24	Applied Materials Inc	1,865	$39
Extra Space Storage Inc	464	43	ASML Holding NV - NY Reg Shares	9,700	974
Federal Realty Investment Trust	259	40	Atmel Corp	1,656	13
Healthcare Trust of America Inc	102	3	Broadcom Ltd	727	112
Iron Mountain Inc	308	10	Intel Corp	2,817	91
Lamar Advertising Co	315	19	IPG Photonics Corp (a)	141	14
Omega Healthcare Investors Inc	190	7	KLA-Tencor Corp	629	46
Post Properties Inc	81	5	Lam Research Corp	447	37
Public Storage	587	162	Linear Technology Corp	921	41
Simon Property Group Inc	853	177	Maxim Integrated Products Inc	423	16
Tanger Factory Outlet Centers Inc	379	14	Microchip Technology Inc	802	39
Taubman Centers Inc	91	6	Micron Technology Inc (a)	404	4
Welltower Inc	889	62	NXP Semiconductors NV (a)	50,280	4,076
Weyerhaeuser Co	688	21	ON Semiconductor Corp (a)	1,675	16
		$1,039	Qorvo Inc (a)	539	27
			QUALCOMM Inc	626	32
Retail - 6.96%			Skyworks Solutions Inc	739	58
Advance Auto Parts Inc	289	46	Texas Instruments Inc	2,852	164
AutoNation Inc (a)	325	15
AutoZone Inc (a)	85	68	Xilinx Inc	248	12
Bed Bath & Beyond Inc	704	35			$5,857
Brinker International Inc	304	14	Shipbuilding - 0.01%
Cabela's Inc (a)	33	2	Huntington Ingalls Industries Inc	200	27
CarMax Inc (a)	10,734	548
Coach Inc	193	8
Copart Inc (a)	510	21	Software - 7.08%
			Adobe Systems Inc (a)	1,362	128
Costco Wholesale Corp	23,114	3,642	Akamai Technologies Inc (a)	38,044	2,114
CST Brands Inc	318	12	Allscripts Healthcare Solutions Inc (a)	361	5
CVS Health Corp	4,326	449	ANSYS Inc (a)	20,489	1,833
Darden Restaurants Inc	157	10	athenahealth Inc (a)	148	21
Dick's Sporting Goods Inc	289	13	Autodesk Inc (a)	642	37
Dillard's Inc	46	4	Black Knight Financial Services Inc (a)	120	4
Dollar General Corp	12,860	1,101
Dollar Tree Inc (a)	628	52	Broadridge Financial Solutions Inc	509	30
			CDK Global Inc	629	29
Domino's Pizza Inc	220	29	Cerner Corp (a)	1,402	74
DSW Inc	99	3	Citrix Systems Inc (a)	628	49
Dunkin' Brands Group Inc	380	18	Dun & Bradstreet Corp/The	68	7
Foot Locker Inc	497	32	Electronic Arts Inc (a)	862	57
Gap Inc/The	986	29	Fidelity National Information Services Inc	334	21
GNC Holdings Inc	427	14	First Data Corp (a)	686	9
Home Depot Inc/The	5,254	701	Fiserv Inc (a)	1,594	164
L Brands Inc	674	59	IMS Health Holdings Inc (a)	563	15
Liberty Interactive Corp QVC Group (a)	954	24
			Inovalon Holdings Inc (a)	152	3
Lowe's Cos Inc	25,327	1,919
lululemon athletica Inc (a)	418	28	Intuit Inc	755	79
Macy's Inc	882	39	Jack Henry & Associates Inc	347	29
McDonald's Corp	3,977	500	Microsoft Corp	57,824	3,193
Michaels Cos Inc/The (a)	390	11	MSCI Inc	391	29
			NetSuite Inc (a)	36,462	2,497
MSC Industrial Direct Co Inc	93	7
Nu Skin Enterprises Inc	122	5	Oracle Corp	5,170	211
Office Depot Inc (a)	847	6	Paychex Inc	2,240	121
			PTC Inc (a)	493	16
O'Reilly Automotive Inc (a)	584	160
			Rackspace Hosting Inc (a)	535	12
Panera Bread Co (a)	105	21
			Red Hat Inc (a)	722	54
Penske Automotive Group Inc	139	5	salesforce.com inc (a)	72,038	5,319
Rite Aid Corp (a)	2,152	18
			ServiceNow Inc (a)	13,586	831
Ross Stores Inc	2,376	138
Sally Beauty Holdings Inc (a)	669	22	SS&C Technologies Holdings Inc	296	19
			Tableau Software Inc (a)	192	9
Signet Jewelers Ltd	311	39	Ultimate Software Group Inc/The (a)	116	22
Starbucks Corp	89,332	5,333	Veeva Systems Inc (a)	309	8
Target Corp	948	78	VMware Inc (a)	337	18
Tiffany & Co	341	25	Workday Inc (a)	3,700	284
TJX Cos Inc/The	3,208	251
Tractor Supply Co	13,524	1,223			$17,351
Ulta Salon Cosmetics & Fragrance Inc (a)	246	48	Telecommunications - 1.31%
Urban Outfitters Inc (a)	473	16	Arista Networks Inc (a)	155	10
Vista Outdoor Inc (a)	80	4	ARRIS International PLC (a)	317	7
Walgreens Boots Alliance Inc	1,038	87	AT&T Inc	2,453	96
Williams-Sonoma Inc	373	20	CommScope Holding Co Inc (a)	221	6
World Fuel Services Corp	47	2	Juniper Networks Inc	28,371	723
Yum! Brands Inc	1,179	96	Level 3 Communications Inc (a)	125	7
		$17,050	Motorola Solutions Inc	679	51
			Palo Alto Networks Inc (a)	5,000	816
Semiconductors - 2.39%			T-Mobile US Inc (a)	18,300	701
Analog Devices Inc	783	46	Verizon Communications Inc	14,582	789

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
				information.
Telecommunications (continued)				(d)	Fair value of these investments is determined in good faith by the Manager
Zayo Group Holdings Inc (a)	440	$11
				under procedures established and periodically reviewed by the Board of
		$3,217		Directors. At the end of the period, the fair value of these securities totaled
Textiles - 0.01%				$1,306 or 0.53% of net assets.
Mohawk Industries Inc (a)	173	33

Toys, Games & Hobbies - 0.01%				Portfolio Summary (unaudited)
Hasbro Inc	373	30		Sector	Percent
				Consumer, Non-cyclical	26.45%
Transportation - 1.11%				Communications	20.92%
Canadian Pacific Railway Ltd	5,500	730		Consumer, Cyclical	14.37%
CH Robinson Worldwide Inc	579	43		Technology	14.09%
CSX Corp	1,112	29		Industrial	9.92%
Expeditors International of Washington Inc	762	37		Financial	8.07%
FedEx Corp	7,281	1,185		Exchange Traded Funds	4.32%
Genesee & Wyoming Inc (a)	90	6		Basic Materials	1.81%
JB Hunt Transport Services Inc	370	31		Energy	0.08%
Kansas City Southern	1,500	128		Utilities	0.01%
Landstar System Inc	208	13		Diversified	0.00%
Old Dominion Freight Line Inc (a)	291	20		Liabilities in Excess of Other Assets, Net	(0.04)%
Teekay Corp	65	1		TOTAL NET ASSETS	100.00%
Union Pacific Corp	2,382	189
United Parcel Service Inc	2,873	303
		$2,715

Trucking & Leasing - 0.00%
AMERCO	19	7

TOTAL COMMON STOCKS		$233,304
INVESTMENT COMPANIES - 4.32%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 4.32%
BlackRock Liquidity Funds FedFund Portfolio	3,064,666	3,065
Cash Account Trust - Government & Agency	241,583	241
Portfolio - Government Cash Managed
First American Government Obligations Fund	7,289,863	7,290
		$10,596
TOTAL INVESTMENT COMPANIES		$10,596
CONVERTIBLE PREFERRED STOCKS -
0.36%	Shares Held	Value(000	's)

Internet - 0.36%
Airbnb Inc - Series D (a),(b),(c),(d)	3,936	345
Airbnb Inc - Series E (a),(b),(c),(d)	1,119	98
Dropbox Inc (a),(b),(c),(d)	8,228	116
Flipkart Online Services Pvt Ltd Series A	68	8
(a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series C	117	14
(a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series E	220	27
(a),(b),(c),(d)
Uber Technologies Inc (a),(b),(c),(d)	5,740	263
		$871
TOTAL CONVERTIBLE PREFERRED STOCKS		$871
PREFERRED STOCKS - 0.16%	Shares Held	Value(000	's)

Internet - 0.11%
Flipkart Online Services Pvt Ltd Series G	985	119
(a),(b),(c),(d)
Uber Technologies Inc (a),(b),(c),(d)	3,311	152
		$271

Software - 0.05%
Magic Leap Inc (a),(b),(c),(d)	5,653	130

TOTAL PREFERRED STOCKS		$401
Total Investments		$245,172
Liabilities in Excess of Other Assets, Net - (0.04)%			$(97)
TOTAL NET ASSETS - 100.00%		$245,075

(a) Non-Income Producing Security
(b)		Security is Illiquid. At the end of the period, the value of these securities totaled $1,306 or 0.53% of net assets.

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2016 (unaudited)

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2016	Long	106	$10,522		$10,873		$351
Total							$351

Amounts in thousands except contracts

Restricted Securities

Security Name	Trade Date		Cost			Value	Percent of Net Assets
Airbnb Inc - Series D	04/16/2014			$160		$345	0.14%
Airbnb Inc - Series E	07/14/2015			104		98	0.04%
Dropbox Inc	11/07/2014			27		11	0.00%
Dropbox Inc	01/30/2014			157		116	0.05%
Flipkart Online Services Pvt Ltd	03/19/2015			22		23	0.01%
Flipkart Online Services Pvt Ltd Series A	03/19/2015			8		8	0.00%
Flipkart Online Services Pvt Ltd Series C	03/19/2015			14		14	0.01%
Flipkart Online Services Pvt Ltd Series E	03/19/2015			25		27	0.01%
Flipkart Online Services Pvt Ltd Series G	12/17/2014			118		119	0.05%
Magic Leap Inc	01/20/2016			130		130	0.05%
Uber Technologies Inc	12/03/2015			162		152	0.06%
Uber Technologies Inc	12/05/2014			191		263	0.11%

Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2016 (unaudited)

COMMON STOCKS - 99.48%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.16%			Beverages - 2.36%
Interpublic Group of Cos Inc/The	46,428	$1,066	Brown-Forman Corp - B Shares	11,603	$1,143
Omnicom Group Inc	27,662	2,302	Coca-Cola Co/The	449,877	20,870
		$3,368	Coca-Cola Enterprises Inc	24,147	1,225
			Constellation Brands Inc	20,307	3,068
Aerospace & Defense - 1.95%			Dr Pepper Snapple Group Inc	21,630	1,934
Boeing Co/The	71,900	9,127	Molson Coors Brewing Co	21,223	2,041
General Dynamics Corp	33,769	4,436	Monster Beverage Corp (a)	17,336	2,312
Harris Corp	14,391	1,120	PepsiCo Inc	166,880	17,102
L-3 Communications Holdings Inc	8,984	1,065			$49,695
Lockheed Martin Corp	30,332	6,719
Northrop Grumman Corp	20,890	4,134	Biotechnology - 2.61%
Raytheon Co	34,520	4,233	Alexion Pharmaceuticals Inc (a)	26,011	3,621
Rockwell Collins Inc	15,139	1,396	Amgen Inc	86,832	13,019
United Technologies Corp	89,810	8,990	Biogen Inc (a)	25,246	6,572
		$41,220	Celgene Corp (a)	90,247	9,033
			Gilead Sciences Inc	157,809	14,497
Agriculture - 1.85%			Illumina Inc (a)	16,971	2,751
Altria Group Inc	226,053	14,164	Regeneron Pharmaceuticals Inc (a)	9,014	3,249
Archer-Daniels-Midland Co	68,733	2,496	Vertex Pharmaceuticals Inc (a)	28,447	2,261
Philip Morris International Inc	178,880	17,550			$55,003
Reynolds American Inc	95,580	4,809
		$39,019	Building Materials - 0.19%
			Martin Marietta Materials Inc	7,427	1,185
Airlines - 0.62%			Masco Corp	38,554	1,212
American Airlines Group Inc	69,621	2,855	Vulcan Materials Co	15,376	1,623
Delta Air Lines Inc	89,883	4,376			$4,020
Southwest Airlines Co	73,668	3,300
United Continental Holdings Inc (a)	41,504	2,484	Chemicals - 2.05%
		$13,015	Air Products & Chemicals Inc	22,408	3,228
			Airgas Inc	7,525	1,066
Apparel - 0.81%			CF Industries Holdings Inc	26,910	843
Hanesbrands Inc	45,220	1,282	Dow Chemical Co/The	128,976	6,560
Michael Kors Holdings Ltd (a)	20,716	1,180	Eastman Chemical Co	17,065	1,232
NIKE Inc	155,852	9,580	Ecolab Inc	30,757	3,430
Ralph Lauren Corp	6,711	646	EI du Pont de Nemours & Co	100,640	6,372
Under Armour Inc (a)	20,972	1,779	FMC Corp	15,431	623
VF Corp	39,206	2,539	International Flavors & Fragrances Inc	9,221	1,049
		$17,006	LyondellBasell Industries NV	39,919	3,416
Automobile Manufacturers - 0.63%			Monsanto Co	50,841	4,461
Ford Motor Co	450,121	6,077	Mosaic Co/The	40,699	1,099
General Motors Co	162,271	5,100	PPG Industries Inc	30,799	3,434
PACCAR Inc	40,566	2,218	Praxair Inc	32,885	3,764
		$13,395	Sherwin-Williams Co/The	9,055	2,578
					$43,155
Automobile Parts & Equipment - 0.35%
BorgWarner Inc	25,243	969	Commercial Services - 1.23%
Delphi Automotive PLC	32,042	2,404	ADT Corp/The	19,086	788
Goodyear Tire & Rubber Co/The	30,831	1,017	Automatic Data Processing Inc	52,815	4,738
Johnson Controls Inc	74,842	2,916	Cintas Corp	10,112	908
		$7,306	Equifax Inc	13,705	1,566
			H&R Block Inc	27,241	720
Banks - 6.30%			McGraw Hill Financial Inc	30,630	3,032
Bank of America Corp	1,192,149	16,118	Moody's Corp	19,576	1,890
Bank of New York Mellon Corp/The	124,206	4,574	Nielsen Holdings PLC	41,780	2,200
BB&T Corp	90,107	2,998	PayPal Holdings Inc (a)	128,459	4,959
Capital One Financial Corp	60,888	4,220	Quanta Services Inc (a)	18,447	416
Citigroup Inc	340,376	14,211	Robert Half International Inc	15,142	705
Citizens Financial Group Inc	60,938	1,277	Total System Services Inc	19,456	926
Comerica Inc	20,190	765	United Rentals Inc (a)	10,502	653
Fifth Third Bancorp	90,428	1,509	Verisk Analytics Inc (a)	17,848	1,426
Goldman Sachs Group Inc/The	45,349	7,119	Western Union Co/The	57,948	1,118
Huntington Bancshares Inc/OH	91,789	876			$26,045
JPMorgan Chase & Co	423,752	25,094
KeyCorp	96,475	1,065	Computers - 5.50%
M&T Bank Corp	18,368	2,039	Accenture PLC - Class A	72,496	8,366
Morgan Stanley	176,379	4,411	Apple Inc	640,151	69,770
			Cognizant Technology Solutions Corp (a)	70,326	4,409
Northern Trust Corp	24,851	1,619
PNC Financial Services Group Inc/The	57,855	4,893	CSRA Inc	15,733	423
Regions Financial Corp	148,686	1,167	EMC Corp/MA	224,797	5,991
State Street Corp	46,184	2,703	Hewlett Packard Enterprise Co	198,186	3,514
SunTrust Banks Inc	58,304	2,104	HP Inc	199,351	2,456
US Bancorp	188,547	7,653	International Business Machines Corp	102,063	15,457
Wells Fargo & Co	533,381	25,794	NetApp Inc	33,376	911
Zions Bancorporation	23,611	572	SanDisk Corp	23,208	1,766
		$132,781	Seagate Technology PLC	34,223	1,179

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics - 1.15%
Teradata Corp (a)	15,355	$403	Agilent Technologies Inc	37,842	$1,508
Western Digital Corp	26,874	1,270	Allegion PLC	11,094	707
		$115,915	Amphenol Corp	35,564	2,056
			Corning Inc	128,482	2,684
Consumer Products - 0.46%			FLIR Systems Inc	15,881	523
Avery Dennison Corp	10,325	744	Garmin Ltd	13,580	543
Church & Dwight Co Inc	14,977	1,381	Honeywell International Inc	88,822	9,952
Clorox Co/The	14,945	1,884	PerkinElmer Inc	12,675	627
Kimberly-Clark Corp	41,667	5,605	TE Connectivity Ltd	42,681	2,643
		$9,614	Tyco International Plc	49,024	1,800
Cosmetics & Personal Care - 1.66%			Waters Corp (a)	9,381	1,237
Colgate-Palmolive Co	103,071	7,282			$24,280
Estee Lauder Cos Inc/The	25,621	2,416
Procter & Gamble Co/The (b)	306,252	25,208	Energy - Alternate Sources - 0.03%
			First Solar Inc (a)	8,812	603
		$34,906

Distribution & Wholesale - 0.23%			Engineering & Construction - 0.07%
Fastenal Co	33,311	1,632	Fluor Corp	16,038	861
Genuine Parts Co	17,262	1,715	Jacobs Engineering Group Inc (a)	14,147	616
WW Grainger Inc	6,556	1,531			$1,477
		$4,878
			Environmental Control - 0.25%
Diversified Financial Services - 3.16%			Republic Services Inc	27,473	1,309
Affiliated Managers Group Inc (a)	6,233	1,012	Stericycle Inc (a)	9,811	1,238
Alliance Data Systems Corp (a)	6,842	1,505
			Waste Management Inc	47,851	2,823
American Express Co	94,608	5,809			$5,370
Ameriprise Financial Inc	19,508	1,834
BlackRock Inc	14,574	4,964	Food - 1.87%
Charles Schwab Corp/The	138,739	3,888	Campbell Soup Co	20,760	1,324
CME Group Inc/IL	39,071	3,753	ConAgra Foods Inc	50,122	2,236
Discover Financial Services	47,821	2,435	General Mills Inc	68,504	4,340
E*TRADE Financial Corp (a)	32,640	799	Hershey Co/The	16,559	1,525
Franklin Resources Inc	43,107	1,683	Hormel Foods Corp	31,202	1,349
Intercontinental Exchange Inc	13,726	3,228	JM Smucker Co/The	13,818	1,794
Invesco Ltd	48,077	1,479	Kellogg Co	29,116	2,229
Legg Mason Inc	12,435	431	Kraft Heinz Co/The	68,648	5,393
MasterCard Inc	113,207	10,698	Kroger Co/The	112,536	4,305
Nasdaq Inc	13,245	879	McCormick & Co Inc/MD	13,320	1,325
Navient Corp	39,580	474	Mondelez International Inc	181,133	7,267
Synchrony Financial (a)	96,270	2,759	Sysco Corp	60,623	2,833
T Rowe Price Group Inc	28,653	2,105	Tyson Foods Inc	33,839	2,256
Visa Inc	221,573	16,946	Whole Foods Market Inc	37,478	1,166
		$66,681			$39,342

Electric - 3.05%			Forest Products & Paper - 0.09%
AES Corp/VA	76,169	899	International Paper Co	47,470	1,948
Ameren Corp	28,013	1,403
American Electric Power Co Inc	56,694	3,765	Gas - 0.27%
CMS Energy Corp	32,000	1,358	AGL Resources Inc	13,898	905
Consolidated Edison Inc	33,896	2,597	CenterPoint Energy Inc	49,677	1,039
Dominion Resources Inc/VA	68,859	5,173	NiSource Inc	36,915	870
DTE Energy Co	20,721	1,879	Sempra Energy	27,224	2,833
Duke Energy Corp	79,477	6,412			$5,647
Edison International	37,616	2,704
Entergy Corp	20,607	1,634	Hand & Machine Tools - 0.14%
Eversource Energy	36,621	2,136	Snap-on Inc	6,707	1,053
Exelon Corp	106,210	3,809	Stanley Black & Decker Inc	17,587	1,850
FirstEnergy Corp	48,912	1,759			$2,903
NextEra Energy Inc	53,178	6,293
NRG Energy Inc	36,355	473	Healthcare - Products - 2.92%
PG&E Corp	56,899	3,398	Abbott Laboratories	170,093	7,115
Pinnacle West Capital Corp	12,816	962	Baxter International Inc	63,254	2,598
PPL Corp	77,800	2,962	Becton Dickinson and Co	24,455	3,713
			Boston Scientific Corp (a)	155,673	2,928
Public Service Enterprise Group Inc	58,470	2,756
SCANA Corp	16,500	1,157	CR Bard Inc	8,513	1,725
Southern Co/The	105,393	5,452	Danaher Corp	69,022	6,547
TECO Energy Inc	27,189	749	DENTSPLY SIRONA Inc	27,856	1,717
			Edwards Lifesciences Corp (a)	24,776	2,186
WEC Energy Group Inc	36,443	2,189	Henry Schein Inc (a)	9,460	1,633
Xcel Energy Inc	58,599	2,451	Hologic Inc (a)	28,491	983
		$64,370	Intuitive Surgical Inc (a)	4,315	2,594
Electrical Components & Equipment - 0.26%			Medtronic PLC	162,348	12,176
AMETEK Inc	27,194	1,359	Patterson Cos Inc	9,642	449
Emerson Electric Co	74,251	4,038	St Jude Medical Inc	32,745	1,801
		$5,397	Stryker Corp	36,172	3,881

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Internet (continued)
Thermo Fisher Scientific Inc	45,750	$6,478	Yahoo! Inc (a)	100,569	$3,702
Varian Medical Systems Inc (a)	11,026	882			$132,707
Zimmer Biomet Holdings Inc	20,660	2,203
		$61,609	Iron & Steel - 0.08%
			Nucor Corp	36,707	1,736
Healthcare - Services - 1.88%
Aetna Inc	40,363	4,535
Anthem Inc	30,174	4,194	Leisure Products & Services - 0.26%
Centene Corp (a)	19,609	1,207	Carnival Corp	52,028	2,745
Cigna Corp	29,529	4,053	Harley-Davidson Inc	21,246	1,091
DaVita HealthCare Partners Inc (a)	19,131	1,404	Royal Caribbean Cruises Ltd	19,578	1,608
HCA Holdings Inc (a)	35,289	2,754			$5,444
Humana Inc	17,122	3,133	Lodging - 0.24%
Laboratory Corp of America Holdings (a)	11,741	1,375	Marriott International Inc/MD	21,949	1,562
Quest Diagnostics Inc	16,482	1,178	Starwood Hotels & Resorts Worldwide Inc	19,484	1,626
Tenet Healthcare Corp (a)	11,375	329	Wyndham Worldwide Corp	12,989	993
UnitedHealth Group Inc	109,760	14,148	Wynn Resorts Ltd	9,398	878
Universal Health Services Inc	10,435	1,301			$5,059
		$39,611
			Machinery - Construction & Mining - 0.24%
Holding Companies - Diversified - 0.03%			Caterpillar Inc	67,232	5,146
Leucadia National Corp	38,477	622

			Machinery - Diversified - 0.48%
Home Builders - 0.13%			Cummins Inc	18,717	2,058
DR Horton Inc	37,995	1,148	Deere & Co	34,585	2,663
Lennar Corp - A Shares	20,794	1,006	Flowserve Corp	15,017	667
PulteGroup Inc	36,683	686	Rockwell Automation Inc	15,173	1,726
		$2,840	Roper Technologies Inc	11,668	2,132

Home Furnishings - 0.15%			Xylem Inc/NY	20,607	843
Harman International Industries Inc	8,213	731			$10,089
Leggett & Platt Inc	15,666	758	Media - 2.90%
Whirlpool Corp	8,916	1,608	Cablevision Systems Corp	25,691	848
		$3,097	CBS Corp	48,700	2,683
			Comcast Corp - Class A	280,897	17,157
Housewares - 0.06%			Discovery Communications Inc - A Shares (a)	17,329	496
Newell Rubbermaid Inc	30,849	1,366	Discovery Communications Inc - C Shares (a)	27,476	742
			News Corp - A Shares	43,871	560
Insurance - 3.96%			News Corp - B Shares	12,446	165
Aflac Inc	48,491	3,062	Scripps Networks Interactive Inc	10,952	717
Allstate Corp/The	43,676	2,942	TEGNA Inc	25,367	595
American International Group Inc	132,709	7,173	Time Warner Cable Inc	32,705	6,692
Aon PLC	31,182	3,257	Time Warner Inc	91,228	6,619
Assurant Inc	7,478	577	Twenty-First Century Fox Inc - A Shares	129,246	3,603
Berkshire Hathaway Inc - Class B (a)	216,311	30,690	Twenty-First Century Fox Inc - B Shares	49,784	1,404
Chubb Ltd	53,207	6,340	Viacom Inc - B Shares	40,000	1,651
Cincinnati Financial Corp	17,076	1,116	Walt Disney Co/The	173,303	17,211
Hartford Financial Services Group Inc/The	45,798	2,110			$61,143
Lincoln National Corp	27,819	1,090
Loews Corp	30,919	1,183	Mining - 0.22%
Marsh & McLennan Cos Inc	60,178	3,658	Alcoa Inc	151,806	1,454
MetLife Inc	126,616	5,563	Freeport-McMoRan Inc	144,532	1,495
Progressive Corp/The	67,463	2,371	Newmont Mining Corp	61,094	1,624
Prudential Financial Inc	51,493	3,719			$4,573
Torchmark Corp	13,020	705	Miscellaneous Manufacturers - 2.85%
Travelers Cos Inc/The	34,056	3,975	3M Co	69,854	11,640
Unum Group	27,577	853	Dover Corp	17,896	1,151
Willis Towers Watson PLC	15,952	1,893	Eaton Corp PLC	52,982	3,315
XL Group PLC	33,689	1,240	General Electric Co	1,077,268	34,246
		$83,517	Illinois Tool Works Inc	37,798	3,872
Internet - 6.29%			Ingersoll-Rand PLC	29,654	1,839
Alphabet Inc - A Shares (a)	33,780	25,771	Parker-Hannifin Corp	15,598	1,733
Alphabet Inc - C Shares (a)	34,309	25,558	Pentair PLC	21,063	1,143
Amazon.com Inc (a)	44,576	26,462	Textron Inc	31,308	1,141
eBay Inc (a)	125,200	2,987			$60,080
Expedia Inc	13,680	1,475	Office & Business Equipment - 0.08%
F5 Networks Inc (a)	7,938	840	Pitney Bowes Inc	22,116	476
Facebook Inc (a)	264,963	30,232	Xerox Corp	109,928	1,227
Netflix Inc (a)	49,424	5,053
Priceline Group Inc/The (a)	5,728	7,383			$1,703
Symantec Corp	75,302	1,384	Oil & Gas - 5.26%
TripAdvisor Inc (a)	13,152	875	Anadarko Petroleum Corp	58,702	2,734
VeriSign Inc (a)	11,122	985	Apache Corp	43,676	2,132

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			Publicly Traded Investment Fund - 1.20%
Cabot Oil & Gas Corp	52,885	$1,201	iShares Core S&P 500 ETF	122,916	$25,401
Chesapeake Energy Corp	59,738	246
Chevron Corp	217,420	20,742	Real Estate - 0.05%
Cimarex Energy Co	10,947	1,065	CBRE Group Inc (a)	33,573	968
Concho Resources Inc (a)	14,909	1,506
ConocoPhillips	142,726	5,747
Devon Energy Corp	58,916	1,617	REITS - 2.94%
Diamond Offshore Drilling Inc	7,442	162	American Tower Corp	48,941	5,010
EOG Resources Inc	63,486	4,608	Apartment Investment & Management Co	18,080	756
EQT Corp	18,434	1,240	AvalonBay Communities Inc	15,817	3,008
Exxon Mobil Corp	479,458	40,078	Boston Properties Inc	17,733	2,254
Helmerich & Payne Inc	12,470	732	Crown Castle International Corp	38,535	3,333
Hess Corp	30,572	1,610	Equinix Inc	7,954	2,631
Marathon Oil Corp	97,402	1,085	Equity Residential	42,157	3,163
Marathon Petroleum Corp	61,102	2,272	Essex Property Trust Inc	7,552	1,766
Murphy Oil Corp	18,670	470	Extra Space Storage Inc	14,438	1,349
Newfield Exploration Co (a)	22,875	760	Federal Realty Investment Trust	8,043	1,255
Noble Energy Inc	49,512	1,555	General Growth Properties Inc	67,239	1,999
Occidental Petroleum Corp	88,189	6,035	HCP Inc	53,748	1,751
Phillips 66	54,199	4,693	Host Hotels & Resorts Inc	86,854	1,450
Pioneer Natural Resources Co	18,850	2,653	Iron Mountain Inc	22,221	754
Range Resources Corp	19,579	634	Kimco Realty Corp	47,765	1,375
Southwestern Energy Co (a)	44,988	363	Macerich Co/The	14,637	1,160
Tesoro Corp	13,773	1,185	Prologis Inc	60,587	2,677
Transocean Ltd	39,516	361	Public Storage	17,004	4,690
Valero Energy Corp	54,309	3,483	Realty Income Corp	28,911	1,807
		$110,969	Simon Property Group Inc	35,723	7,419
			SL Green Realty Corp	11,551	1,119
Oil & Gas Services - 0.95%			UDR Inc	30,841	1,188
Baker Hughes Inc	50,552	2,216	Ventas Inc	38,801	2,443
Cameron International Corp (a)	22,121	1,483
FMC Technologies Inc (a)	26,197	717	Vornado Realty Trust	20,465	1,933
			Welltower Inc	41,002	2,843
Halliburton Co	99,100	3,540	Weyerhaeuser Co	91,139	2,824
National Oilwell Varco Inc	43,388	1,349			$61,957
Schlumberger Ltd	144,691	10,671
		$19,976	Retail - 6.81%
			Advance Auto Parts Inc	8,465	1,357
Packaging & Containers - 0.17%			AutoNation Inc (a)	8,541	399
Ball Corp	16,361	1,166	AutoZone Inc (a)	3,487	2,778
Owens-Illinois Inc (a)	18,586	297
			Bed Bath & Beyond Inc	18,886	938
Sealed Air Corp	22,628	1,086	Best Buy Co Inc	32,527	1,055
WestRock Co	29,308	1,144	CarMax Inc (a)	22,597	1,155
		$3,693	Chipotle Mexican Grill Inc (a)	3,468	1,633
Pharmaceuticals - 6.78%			Coach Inc	32,061	1,285
AbbVie Inc	186,026	10,626	Costco Wholesale Corp	50,774	8,001
Allergan plc (a)	45,568	12,214	CVS Health Corp	126,826	13,156
AmerisourceBergen Corp	22,535	1,950	Darden Restaurants Inc	13,324	883
Baxalta Inc	78,589	3,175	Dollar General Corp	33,590	2,875
Bristol-Myers Squibb Co	192,747	12,313	Dollar Tree Inc (a)	27,108	2,235
Cardinal Health Inc	38,022	3,116	GameStop Corp	12,084	383
Eli Lilly & Co	112,379	8,092	Gap Inc/The	26,126	768
Endo International PLC (a)	23,602	664	Home Depot Inc/The	146,383	19,532
Express Scripts Holding Co (a)	77,129	5,298	Kohl's Corp	21,915	1,022
Johnson & Johnson	318,582	34,471	L Brands Inc	29,406	2,582
Mallinckrodt PLC (a)	12,921	792	Lowe's Cos Inc	105,653	8,003
McKesson Corp	26,391	4,150	Macy's Inc	35,825	1,580
Mead Johnson Nutrition Co	21,527	1,829	McDonald's Corp	104,095	13,083
Merck & Co Inc	320,418	16,953	Nordstrom Inc	14,823	848
Mylan NV (a)	47,588	2,206	O'Reilly Automotive Inc (a)	11,220	3,071
Perrigo Co PLC	16,902	2,162	PVH Corp	9,461	937
Pfizer Inc (b)	698,290	20,697	Ross Stores Inc	46,759	2,707
Zoetis Inc	52,807	2,341	Signet Jewelers Ltd	9,182	1,139
		$143,049	Staples Inc	74,556	822
			Starbucks Corp	170,654	10,188
Pipelines - 0.44%			Target Corp	69,530	5,721
Columbia Pipeline Group Inc	46,163	1,159	Tiffany & Co	12,878	945
Kinder Morgan Inc/DE	211,268	3,773	TJX Cos Inc/The	77,300	6,057
ONEOK Inc	24,244	724	Tractor Supply Co	15,440	1,397
Spectra Energy Corp	77,528	2,372	Urban Outfitters Inc (a)	10,023	332
Williams Cos Inc/The	78,805	1,267	Walgreens Boots Alliance Inc	99,637	8,393
		$9,295	Wal-Mart Stores Inc	181,141	12,406
			Yum! Brands Inc	47,187	3,862
					$143,528

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Savings & Loans - 0.03%			Water - 0.07%
People's United Financial Inc	35,841	$571	American Water Works Co Inc	20,552	$ 1,417

Semiconductors - 2.71%			TOTAL COMMON STOCKS		$2,097,522
Analog Devices Inc	35,793	2,119	INVESTMENT COMPANIES - 0.75%	Shares Held	Value(000	's)
Applied Materials Inc	130,548	2,765	Publicly Traded Investment Fund - 0.75%
Broadcom Ltd	42,810	6,614	BlackRock Liquidity Funds FedFund Portfolio	15,768,933	15,769
Intel Corp	545,411	17,644
KLA-Tencor Corp	17,972	1,309	TOTAL INVESTMENT COMPANIES		$15,769
Lam Research Corp	18,345	1,515	Total Investments		$2,113,291
Linear Technology Corp	27,633	1,231	Liabilities in Excess of Other Assets, Net - (0.23)%		$(4,953)
Microchip Technology Inc	23,495	1,133	TOTAL NET ASSETS - 100.00%		$2,108,338
Micron Technology Inc (a)	119,779	1,254
NVIDIA Corp	59,009	2,103
Qorvo Inc (a)	14,905	751	(a) Non-Income Producing Security
QUALCOMM Inc	172,592	8,826	(b)	Security or a portion of the security was pledged to cover margin
Skyworks Solutions Inc	22,129	1,724	requirements for futures contracts. At the end of the period, the value of
Texas Instruments Inc	116,062	6,664	these securities totaled $6,145 or 0.29% of net assets.
Xilinx Inc	29,503	1,399
		$57,051

Software - 4.70%			Portfolio Summary (unaudited)
Activision Blizzard Inc	58,553	1,981	Sector		Percent
Adobe Systems Inc (a)	57,534	5,397
Akamai Technologies Inc (a)	20,406	1,134	Consumer, Non-cyclical		23.71%
Autodesk Inc (a)	26,014	1,517	Financial		16.44%
			Communications		12.99%
CA Inc	34,163	1,052	Technology		12.90%
Cerner Corp (a)	34,938	1,850
Citrix Systems Inc (a)	17,777	1,397	Consumer, Cyclical		10.47%
			Industrial		9.23%
Dun & Bradstreet Corp/The	4,176	431	Energy		6.68%
Electronic Arts Inc (a)	35,711	2,361
			Utilities		3.39%
Fidelity National Information Services Inc	31,876	2,018	Basic Materials		2.44%
Fiserv Inc (a)	25,739	2,640
			Exchange Traded Funds		1.95%
Intuit Inc	29,651	3,084	Diversified		0.03%
Microsoft Corp	913,171	50,434	Liabilities in Excess of Other Assets, Net		(0.23)%
Oracle Corp	363,790	14,883	TOTAL NET ASSETS		100.00%
Paychex Inc	37,089	2,003
Red Hat Inc (a)	21,085	1,571
salesforce.com inc (a)	72,811	5,376
		$99,129

Telecommunications - 3.64%
AT&T Inc	710,190	27,818
CenturyLink Inc	62,791	2,007
Cisco Systems Inc	580,985	16,541
Frontier Communications Corp	134,872	754
Juniper Networks Inc	40,639	1,037
Level 3 Communications Inc (a)	33,371	1,764
Motorola Solutions Inc	18,316	1,386
Verizon Communications Inc	470,346	25,436
		$76,743

Textiles - 0.07%
Mohawk Industries Inc (a)	7,343	1,402

Toys, Games & Hobbies - 0.11%
Hasbro Inc	12,967	1,038
Mattel Inc	39,255	1,320
		$2,358

Transportation - 1.48%
CH Robinson Worldwide Inc	16,538	1,228
CSX Corp	111,200	2,864
Expeditors International of Washington Inc	21,024	1,026
FedEx Corp	29,593	4,815
JB Hunt Transport Services Inc	10,286	867
Kansas City Southern	12,526	1,070
Norfolk Southern Corp	34,428	2,866
Ryder System Inc	6,176	400
Union Pacific Corp	97,723	7,774
United Parcel Service Inc	79,685	8,404
		$31,314

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2016	Long	135	$13,714	$13,848	$134
Total					$134
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2016 (unaudited)

COMMON STOCKS - 93.91%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.15%			Beverages - 2.24%
Interpublic Group of Cos Inc/The	3,627	$83	Brown-Forman Corp - B Shares	906	$89
Omnicom Group Inc	2,161	180	Coca-Cola Co/The	35,150	1,631
		$263	Coca-Cola Enterprises Inc	1,887	96
			Constellation Brands Inc	1,586	240
Aerospace & Defense - 1.85%			Dr Pepper Snapple Group Inc	1,690	151
Boeing Co/The	5,617	713	Molson Coors Brewing Co	1,658	159
General Dynamics Corp	2,638	347	Monster Beverage Corp (a)	1,355	181
Harris Corp	1,124	87	PepsiCo Inc	13,039	1,336
L-3 Communications Holdings Inc	702	83			$3,883
Lockheed Martin Corp	2,369	525
Northrop Grumman Corp	1,632	323	Biotechnology - 2.47%
Raytheon Co	2,697	331	Alexion Pharmaceuticals Inc (a)	2,032	283
Rockwell Collins Inc	1,183	109	Amgen Inc	6,784	1,017
United Technologies Corp	7,016	702	Biogen Inc (a)	1,972	513
		$3,220	Celgene Corp (a)	7,050	706
			Gilead Sciences Inc	12,329	1,132
Agriculture - 1.75%			Illumina Inc (a)	1,326	215
Altria Group Inc	17,662	1,107	Regeneron Pharmaceuticals Inc (a)	704	254
Archer-Daniels-Midland Co	5,369	195	Vertex Pharmaceuticals Inc (a)	2,222	177
Philip Morris International Inc	13,976	1,371			$4,297
Reynolds American Inc	7,467	375
		$3,048	Building Materials - 0.18%
			Martin Marietta Materials Inc	580	92
Airlines - 0.59%			Masco Corp	3,012	95
American Airlines Group Inc	5,439	223	Vulcan Materials Co	1,201	127
Delta Air Lines Inc	7,022	342			$314
Southwest Airlines Co	5,755	258
United Continental Holdings Inc (a)	3,242	194	Chemicals - 1.94%
		$1,017	Air Products & Chemicals Inc	1,751	252
			Airgas Inc	588	83
Apparel - 0.77%			CF Industries Holdings Inc	2,102	66
Hanesbrands Inc	3,532	100	Dow Chemical Co/The	10,076	512
Michael Kors Holdings Ltd (a)	1,618	92	Eastman Chemical Co	1,333	96
NIKE Inc	12,177	749	Ecolab Inc	2,402	268
Ralph Lauren Corp	524	51	EI du Pont de Nemours & Co	7,862	498
Under Armour Inc (a)	1,639	139	FMC Corp	1,206	49
VF Corp	3,063	198	International Flavors & Fragrances Inc	720	82
		$1,329	LyondellBasell Industries NV	3,119	267
Automobile Manufacturers - 0.60%			Monsanto Co	3,972	349
Ford Motor Co	35,170	475	Mosaic Co/The	3,179	86
General Motors Co	12,678	399	PPG Industries Inc	2,407	268
PACCAR Inc	3,169	173	Praxair Inc	2,569	294
		$1,047	Sherwin-Williams Co/The	707	201
					$3,371
Automobile Parts & Equipment - 0.33%
BorgWarner Inc	1,972	76	Commercial Services - 1.17%
Delphi Automotive PLC	2,503	188	ADT Corp/The	1,491	62
Goodyear Tire & Rubber Co/The	2,409	79	Automatic Data Processing Inc	4,126	370
Johnson Controls Inc	5,847	228	Cintas Corp	790	71
		$571	Equifax Inc	1,071	122
			H&R Block Inc	2,128	56
Banks - 5.97%			McGraw Hill Financial Inc	2,393	237
Bank of America Corp	93,148	1,259	Moody's Corp	1,530	148
Bank of New York Mellon Corp/The	9,704	357	Nielsen Holdings PLC	3,264	172
BB&T Corp	7,040	234	PayPal Holdings Inc (a)	10,036	387
Capital One Financial Corp	4,757	330	Quanta Services Inc (a)	1,441	33
Citigroup Inc	26,595	1,110	Robert Half International Inc	1,183	55
Citizens Financial Group Inc	4,760	100	Total System Services Inc	1,519	72
Comerica Inc	1,577	60	United Rentals Inc (a)	821	51
Fifth Third Bancorp	7,065	118	Verisk Analytics Inc (a)	1,394	112
Goldman Sachs Group Inc/The	3,543	556	Western Union Co/The	4,527	87
Huntington Bancshares Inc/OH	7,171	69			$2,035
JPMorgan Chase & Co	33,109	1,961
KeyCorp	7,537	83	Computers - 5.21%
M&T Bank Corp	1,435	159	Accenture PLC - Class A	5,664	654
Morgan Stanley	13,781	345	Apple Inc	50,017	5,451
			Cognizant Technology Solutions Corp (a)	5,494	344
Northern Trust Corp	1,941	127
PNC Financial Services Group Inc/The	4,519	382	CSRA Inc	1,229	33
Regions Financial Corp	11,617	91	EMC Corp/MA	17,563	468
State Street Corp	3,607	211	Hewlett Packard Enterprise Co	15,484	275
SunTrust Banks Inc	4,555	164	HP Inc	15,576	192
US Bancorp	14,731	598	International Business Machines Corp	7,973	1,208
Wells Fargo & Co	41,675	2,015	NetApp Inc	2,607	71
Zions Bancorporation	1,845	45	SanDisk Corp	1,813	138
		$10,374	Seagate Technology PLC	2,673	92

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics - 1.09%
Teradata Corp (a)	1,199	$31	Agilent Technologies Inc	2,956	$118
Western Digital Corp	2,100	99	Allegion PLC	867	55
		$9,056	Amphenol Corp	2,778	161
			Corning Inc	10,038	210
Consumer Products - 0.43%			FLIR Systems Inc	1,241	41
Avery Dennison Corp	806	58	Garmin Ltd	1,060	42
Church & Dwight Co Inc	1,170	108	Honeywell International Inc	6,939	777
Clorox Co/The	1,167	147	PerkinElmer Inc	990	49
Kimberly-Clark Corp	3,256	438	TE Connectivity Ltd	3,335	206
		$751	Tyco International Plc	3,830	141
Cosmetics & Personal Care - 1.57%			Waters Corp (a)	733	97
Colgate-Palmolive Co	8,053	569			$1,897
Estee Lauder Cos Inc/The	2,001	189	Energy - Alternate Sources - 0.03%
Procter & Gamble Co/The	23,929	1,969	First Solar Inc (a)	688	47
		$2,727

Distribution & Wholesale - 0.22%			Engineering & Construction - 0.07%
Fastenal Co	2,602	127	Fluor Corp	1,253	67
Genuine Parts Co	1,349	134	Jacobs Engineering Group Inc (a)	1,105	48
WW Grainger Inc	512	120			$115
		$381
			Environmental Control - 0.24%
Diversified Financial Services - 3.00%			Republic Services Inc	2,146	102
Affiliated Managers Group Inc (a)	487	79	Stericycle Inc (a)	766	97
Alliance Data Systems Corp (a)	535	118
			Waste Management Inc	3,738	220
American Express Co	7,391	454			$419
Ameriprise Financial Inc	1,524	143
BlackRock Inc	1,139	388	Food - 1.77%
Charles Schwab Corp/The	10,839	304	Campbell Soup Co	1,621	104
CME Group Inc/IL	3,052	293	ConAgra Foods Inc	3,915	175
Discover Financial Services	3,736	190	General Mills Inc	5,352	339
E*TRADE Financial Corp (a)	2,550	62	Hershey Co/The	1,294	119
Franklin Resources Inc	3,368	131	Hormel Foods Corp	2,437	105
Intercontinental Exchange Inc	1,072	252	JM Smucker Co/The	1,079	140
Invesco Ltd	3,756	116	Kellogg Co	2,275	174
Legg Mason Inc	971	34	Kraft Heinz Co/The	5,363	421
MasterCard Inc	8,844	836	Kroger Co/The	8,792	336
Nasdaq Inc	1,035	69	McCormick & Co Inc/MD	1,041	104
Navient Corp	3,092	37	Mondelez International Inc	14,152	568
Synchrony Financial (a)	7,522	216	Sysco Corp	4,736	221
T Rowe Price Group Inc	2,239	164	Tyson Foods Inc	2,643	176
Visa Inc	17,312	1,324	Whole Foods Market Inc	2,928	91
		$5,210			$3,073

Electric - 2.90%			Forest Products & Paper - 0.09%
AES Corp/VA	5,951	70	International Paper Co	3,708	152
Ameren Corp	2,188	110
American Electric Power Co Inc	4,429	294	Gas - 0.25%
CMS Energy Corp	2,500	106	AGL Resources Inc	1,086	71
Consolidated Edison Inc	2,648	203	CenterPoint Energy Inc	3,881	81
Dominion Resources Inc/VA	5,380	404	NiSource Inc	2,884	68
DTE Energy Co	1,618	147	Sempra Energy	2,127	221
Duke Energy Corp	6,209	501			$441
Edison International	2,939	211
Entergy Corp	1,610	128	Hand & Machine Tools - 0.13%
Eversource Energy	2,860	167	Snap-on Inc	524	82
Exelon Corp	8,298	298	Stanley Black & Decker Inc	1,374	145
FirstEnergy Corp	3,822	138			$227
NextEra Energy Inc	4,154	492
NRG Energy Inc	2,840	37	Healthcare - Products - 2.77%
PG&E Corp	4,445	265	Abbott Laboratories	13,290	556
Pinnacle West Capital Corp	1,001	75	Baxter International Inc	4,941	203
PPL Corp	6,078	231	Becton Dickinson and Co	1,911	290
			Boston Scientific Corp (a)	12,163	229
Public Service Enterprise Group Inc	4,568	215
SCANA Corp	1,289	90	CR Bard Inc	665	135
Southern Co/The	8,234	426	Danaher Corp	5,392	511
TECO Energy Inc	2,124	59	DENTSPLY SIRONA Inc	2,176	134
			Edwards Lifesciences Corp (a)	1,935	171
WEC Energy Group Inc	2,847	171	Henry Schein Inc (a)	739	128
Xcel Energy Inc	4,578	191	Hologic Inc (a)	2,227	77
		$5,029	Intuitive Surgical Inc (a)	337	202
Electrical Components & Equipment - 0.24%			Medtronic PLC	12,685	951
AMETEK Inc	2,125	106	Patterson Cos Inc	754	35
Emerson Electric Co	5,801	316	St Jude Medical Inc	2,558	141
		$422	Stryker Corp	2,825	303

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Internet (continued)
Thermo Fisher Scientific Inc	3,574	$506	Yahoo! Inc (a)	7,857	$289
Varian Medical Systems Inc (a)	862	69			$10,367
Zimmer Biomet Holdings Inc	1,614	172
		$4,813	Iron & Steel - 0.08%
			Nucor Corp	2,868	136
Healthcare - Services - 1.78%
Aetna Inc	3,154	354
Anthem Inc	2,357	328	Leisure Products & Services - 0.24%
Centene Corp (a)	1,533	94	Carnival Corp	4,064	214
Cigna Corp	2,307	317	Harley-Davidson Inc	1,659	85
DaVita HealthCare Partners Inc (a)	1,495	110	Royal Caribbean Cruises Ltd	1,530	126
HCA Holdings Inc (a)	2,756	215			$425
Humana Inc	1,337	245	Lodging - 0.23%
Laboratory Corp of America Holdings (a)	917	107	Marriott International Inc/MD	1,715	122
Quest Diagnostics Inc	1,288	92	Starwood Hotels & Resorts Worldwide Inc	1,523	127
Tenet Healthcare Corp (a)	889	26	Wyndham Worldwide Corp	1,015	77
UnitedHealth Group Inc	8,576	1,105	Wynn Resorts Ltd	734	69
Universal Health Services Inc	816	102			$395
		$3,095
			Machinery - Construction & Mining - 0.23%
Holding Companies - Diversified - 0.03%			Caterpillar Inc	5,252	402
Leucadia National Corp	3,005	49

			Machinery - Diversified - 0.45%
Home Builders - 0.13%			Cummins Inc	1,462	161
DR Horton Inc	2,968	90	Deere & Co	2,702	208
Lennar Corp - A Shares	1,624	78	Flowserve Corp	1,173	52
PulteGroup Inc	2,866	54	Rockwell Automation Inc	1,185	135
		$222	Roper Technologies Inc	911	166

Home Furnishings - 0.14%			Xylem Inc/NY	1,610	66
Harman International Industries Inc	642	57			$788
Leggett & Platt Inc	1,224	59	Media - 2.75%
Whirlpool Corp	696	126	Cablevision Systems Corp	2,007	66
		$242	CBS Corp	3,804	210
			Comcast Corp - Class A	21,947	1,340
Housewares - 0.06%			Discovery Communications Inc - A Shares (a)	1,354	39
Newell Rubbermaid Inc	2,410	107	Discovery Communications Inc - C Shares (a)	2,146	58
			News Corp - A Shares	3,427	44
Insurance - 3.76%			News Corp - B Shares	972	13
Aflac Inc	3,789	239	Scripps Networks Interactive Inc	856	56
Allstate Corp/The	3,412	230	TEGNA Inc	1,982	46
American International Group Inc	10,369	560	Time Warner Cable Inc	2,555	523
Aon PLC	2,436	254	Time Warner Inc	7,127	517
Assurant Inc	584	45	Twenty-First Century Fox Inc - A Shares	10,098	281
Berkshire Hathaway Inc - Class B (a)	16,901	2,398	Twenty-First Century Fox Inc - B Shares	3,889	110
Chubb Ltd	4,157	495	Viacom Inc - B Shares	3,125	129
Cincinnati Financial Corp	1,334	87	Walt Disney Co/The	13,540	1,345
Hartford Financial Services Group Inc/The	3,578	165			$4,777
Lincoln National Corp	2,173	85
Loews Corp	2,416	92	Mining - 0.21%
Marsh & McLennan Cos Inc	4,701	286	Alcoa Inc	11,860	113
MetLife Inc	9,892	435	Freeport-McMoRan Inc	11,292	117
Progressive Corp/The	5,271	185	Newmont Mining Corp	4,772	127
Prudential Financial Inc	4,022	291			$357
Torchmark Corp	1,017	55	Miscellaneous Manufacturers - 2.70%
Travelers Cos Inc/The	2,661	311	3M Co	5,457	909
Unum Group	2,154	67	Dover Corp	1,398	90
Willis Towers Watson PLC	1,246	148	Eaton Corp PLC	4,139	259
XL Group PLC	2,632	97	General Electric Co (b)	84,173	2,676
		$6,525	Illinois Tool Works Inc	2,953	303
Internet - 5.97%			Ingersoll-Rand PLC	2,317	144
Alphabet Inc - A Shares (a)	2,639	2,013	Parker-Hannifin Corp	1,219	135
Alphabet Inc - C Shares (a)	2,680	1,997	Pentair PLC	1,645	89
Amazon.com Inc (a)	3,482	2,067	Textron Inc	2,446	89
eBay Inc (a)	9,782	234			$4,694
Expedia Inc	1,069	115	Office & Business Equipment - 0.08%
F5 Networks Inc (a)	620	66	Pitney Bowes Inc	1,727	37
Facebook Inc (a)	20,702	2,362	Xerox Corp	8,588	96
Netflix Inc (a)	3,861	395
Priceline Group Inc/The (a)	447	576			$133
Symantec Corp	5,883	108	Oil & Gas - 4.99%
TripAdvisor Inc (a)	1,028	68	Anadarko Petroleum Corp	4,586	214
VeriSign Inc (a)	869	77	Apache Corp	3,412	167

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			Publicly Traded Investment Fund - 0.69%
Cabot Oil & Gas Corp	4,131	$94	iShares Core S&P 500 ETF	5,808	$1,200
Chesapeake Energy Corp	4,667	19
Chevron Corp	16,987	1,621	Real Estate - 0.04%
Cimarex Energy Co	856	83	CBRE Group Inc (a)	2,623	76
Concho Resources Inc (a)	1,164	118
ConocoPhillips	11,151	449
Devon Energy Corp	4,603	126	REITS - 2.79%
Diamond Offshore Drilling Inc	581	13	American Tower Corp	3,824	392
EOG Resources Inc	4,960	360	Apartment Investment & Management Co	1,412	59
EQT Corp	1,440	97	AvalonBay Communities Inc	1,235	235
Exxon Mobil Corp (b)	37,462	3,131	Boston Properties Inc	1,386	176
Helmerich & Payne Inc	974	57	Crown Castle International Corp	3,011	261
Hess Corp	2,388	126	Equinix Inc	621	205
Marathon Oil Corp	7,609	85	Equity Residential	3,294	247
Marathon Petroleum Corp	4,773	177	Essex Property Trust Inc	590	138
Murphy Oil Corp	1,459	37	Extra Space Storage Inc	1,128	105
Newfield Exploration Co (a)	1,787	59	Federal Realty Investment Trust	628	98
Noble Energy Inc	3,868	121	General Growth Properties Inc	5,253	156
Occidental Petroleum Corp	6,890	471	HCP Inc	4,199	137
Phillips 66	4,234	367	Host Hotels & Resorts Inc	6,786	113
Pioneer Natural Resources Co	1,472	207	Iron Mountain Inc	1,736	59
Range Resources Corp	1,530	50	Kimco Realty Corp	3,731	107
Southwestern Energy Co (a)	3,515	28	Macerich Co/The	1,144	91
Tesoro Corp	1,076	93	Prologis Inc	4,733	209
Transocean Ltd	3,087	28	Public Storage	1,328	366
Valero Energy Corp	4,242	272	Realty Income Corp	2,258	141
		$8,670	Simon Property Group Inc	2,790	580
			SL Green Realty Corp	902	87
Oil & Gas Services - 0.90%			UDR Inc	2,410	93
Baker Hughes Inc	3,949	173	Ventas Inc	3,031	191
Cameron International Corp (a)	1,728	116
FMC Technologies Inc (a)	2,046	56	Vornado Realty Trust	1,599	151
			Welltower Inc	3,203	222
Halliburton Co	7,742	276	Weyerhaeuser Co	7,120	221
National Oilwell Varco Inc	3,389	105			$4,840
Schlumberger Ltd	11,304	834
		$1,560	Retail - 6.46%
			Advance Auto Parts Inc	661	106
Packaging & Containers - 0.17%			AutoNation Inc (a)	667	31
Ball Corp	1,279	91	AutoZone Inc (a)	272	217
Owens-Illinois Inc (a)	1,452	23
			Bed Bath & Beyond Inc	1,475	73
Sealed Air Corp	1,767	85	Best Buy Co Inc	2,541	82
WestRock Co	2,289	89	CarMax Inc (a)	1,765	90
		$288	Chipotle Mexican Grill Inc (a)	271	128
Pharmaceuticals - 6.44%			Coach Inc	2,504	100
AbbVie Inc	14,534	830	Costco Wholesale Corp	3,967	625
Allergan plc (a)	3,560	954	CVS Health Corp	9,909	1,028
AmerisourceBergen Corp	1,760	152	Darden Restaurants Inc	1,041	69
Baxalta Inc	6,145	248	Dollar General Corp	2,624	225
Bristol-Myers Squibb Co	15,059	962	Dollar Tree Inc (a)	2,117	175
Cardinal Health Inc	2,970	244	GameStop Corp	944	30
Eli Lilly & Co	8,779	632	Gap Inc/The	2,041	60
Endo International PLC (a)	1,844	52	Home Depot Inc/The	11,437	1,526
Express Scripts Holding Co (a)	6,026	414	Kohl's Corp	1,712	80
Johnson & Johnson	24,892	2,693	L Brands Inc	2,297	202
Mallinckrodt PLC (a)	1,009	62	Lowe's Cos Inc	8,254	625
McKesson Corp	2,062	324	Macy's Inc	2,799	123
Mead Johnson Nutrition Co	1,682	143	McDonald's Corp	8,133	1,022
Merck & Co Inc	25,035	1,325	Nordstrom Inc	1,158	66
Mylan NV (a)	3,718	173	O'Reilly Automotive Inc (a)	876	240
Perrigo Co PLC	1,321	169	PVH Corp	739	73
Pfizer Inc	54,561	1,617	Ross Stores Inc	3,653	212
Zoetis Inc	4,125	183	Signet Jewelers Ltd	718	89
		$11,177	Staples Inc	5,824	64
			Starbucks Corp	13,333	796
Pipelines - 0.42%			Target Corp	5,432	447
Columbia Pipeline Group Inc	3,606	90	Tiffany & Co	1,006	74
Kinder Morgan Inc/DE	16,506	295	TJX Cos Inc/The	6,039	473
ONEOK Inc	1,894	57	Tractor Supply Co	1,207	109
Spectra Energy Corp	6,057	185	Urban Outfitters Inc (a)	783	26
Williams Cos Inc/The	6,157	99	Walgreens Boots Alliance Inc	7,784	656
		$726	Wal-Mart Stores Inc	14,152	969
			Yum! Brands Inc	3,687	302
					$11,213

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Savings & Loans - 0.03%			Water - 0.06%
People's United Financial Inc	2,800	$45	American Water Works Co Inc	1,606		$111

Semiconductors - 2.57%			TOTAL COMMON STOCKS			$163,087
Analog Devices Inc	2,797	165	INVESTMENT COMPANIES - 8.64%	Shares Held	Value(000	's)
Applied Materials Inc	10,200	216	Publicly Traded Investment Fund - 8.64%
Broadcom Ltd	3,344	517	BlackRock Liquidity Funds FedFund Portfolio	15,003,664		15,004
Intel Corp	42,615	1,379
KLA-Tencor Corp	1,404	102	TOTAL INVESTMENT COMPANIES			$15,004
Lam Research Corp	1,433	118	TOTAL PURCHASED OPTIONS - 0.13%			$229
Linear Technology Corp	2,159	96	Total Investments			$178,320
Microchip Technology Inc	1,835	88	Liabilities in Excess of Other Assets, Net - (2.68)%			$(4,661)
Micron Technology Inc (a)	9,358	98
			TOTAL NET ASSETS - 100.00%			$173,659
NVIDIA Corp	4,610	164
Qorvo Inc (a)	1,164	59
QUALCOMM Inc	13,484	690	(a) Non-Income Producing Security
Skyworks Solutions Inc	1,728	135	(b)		Security or a portion of the security was pledged to cover margin
Texas Instruments Inc	9,068	521	requirements for futures contracts. At the end of the period, the value of
Xilinx Inc	2,305	109	these securities totaled $1,415 or 0.81% of net assets.
		$4,457

Software - 4.46%
Activision Blizzard Inc	4,574	155	Portfolio Summary (unaudited)
Adobe Systems Inc (a)	4,495	422
Akamai Technologies Inc (a)	1,595	89	Sector			Percent
Autodesk Inc (a)	2,032	118	Consumer, Non-cyclical			22.49%
			Financial			15.59%
CA Inc	2,669	82
Cerner Corp (a)	2,730	144	Communications			12.32%
Citrix Systems Inc (a)	1,389	109	Technology			12.23%
			Consumer, Cyclical			9.93%
Dun & Bradstreet Corp/The	327	34
Electronic Arts Inc (a)	2,789	184	Exchange Traded Funds			9.33%
			Industrial			8.76%
Fidelity National Information Services Inc	2,490	158
Fiserv Inc (a)	2,010	206	Energy			6.34%
			Utilities			3.21%
Intuit Inc	2,316	241
Microsoft Corp (b)	71,351	3,941	Basic Materials			2.32%
			Purchased Options			0.13%
Oracle Corp	28,424	1,163	Diversified			0.03%
Paychex Inc	2,897	156	Liabilities in Excess of Other Assets, Net			(2.68)%
Red Hat Inc (a)	1,647	123
salesforce.com inc (a)	5,688	420	TOTAL NET ASSETS			100.00%
		$7,745

Telecommunications - 3.45%
AT&T Inc	55,490	2,174
CenturyLink Inc	4,905	157
Cisco Systems Inc	45,395	1,292
Frontier Communications Corp	10,538	59
Juniper Networks Inc	3,175	81
Level 3 Communications Inc (a)	2,607	138
Motorola Solutions Inc	1,431	108
Verizon Communications Inc	36,750	1,987
		$5,996

Textiles - 0.06%
Mohawk Industries Inc (a)	574	110

Toys, Games & Hobbies - 0.11%
Hasbro Inc	1,013	81
Mattel Inc	3,066	103
		$184

Transportation - 1.41%
CH Robinson Worldwide Inc	1,292	96
CSX Corp	8,688	224
Expeditors International of Washington Inc	1,643	80
FedEx Corp	2,312	376
JB Hunt Transport Services Inc	803	68
Kansas City Southern	978	83
Norfolk Southern Corp	2,690	224
Ryder System Inc	482	31
Union Pacific Corp	7,635	607
United Parcel Service Inc	6,226	657
		$2,446

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2016 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2016	Long		22	$2,242	$2,257	$15
Total						$15

Amounts in thousands except contracts

Options

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,090.00	04/18/2016	125	$92	$86	$(6)
Put - S&P 500 Index	$2,050.00	04/11/2016	50	47	56	9
Put - S&P 500 Index	$2,030.00	04/11/2016	100	154	59	(95)
Put - S&P 500 Index	$1,960.00	04/18/2016	100	180	25	(155)
Put - S&P 500 Index	$2,010.00	04/04/2016	25	31	—	(31)
Put - S&P 500 Index	$2,045.00	04/04/2016	25	29	3	(26)
Total				$533	$229	$(304)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,100.00	04/18/2016	125	$(61)	$(55)	$6
Put - S&P 500 Index	$2,020.00	04/11/2016	100	(119)	(42)	77
Put - S&P 500 Index	$2,040.00	04/11/2016	50	(33)	(41)	(8)
Put - S&P 500 Index	$2,025.00	04/04/2016	25	(16)	—	16
Put - S&P 500 Index	$1,920.00	04/18/2016	100	(110)	(10)	100
Put - S&P 500 Index	$2,020.00	04/04/2016	25	(40)	—	40
Total				$(379)	$(148)	$231

Amounts in thousands except contracts

See accompanying notes.

     Schedule of Investments LargeCap Value Account March 31, 2016 (unaudited)

COMMON STOCKS - 99.42%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 1.01%			Insurance (continued)
General Dynamics Corp	11,300	$1,484	Travelers Cos Inc/The	25,990	$3,033
			Unum Group	55,300	1,710
					$13,726
Agriculture - 1.03%
Altria Group Inc	24,230	1,518	Machinery - Diversified - 0.64%
			BWX Technologies Inc	28,120	944

Airlines - 1.01%
Delta Air Lines Inc	30,600	1,490	Miscellaneous Manufacturers - 2.01%
			General Electric Co	93,280	2,965

Automobile Manufacturers - 1.82%
Ford Motor Co	113,100	1,527	Oil & Gas - 11.12%
General Motors Co	36,700	1,153	Chevron Corp	12,900	1,231
		$2,680	Exxon Mobil Corp	64,750	5,412
			Helmerich & Payne Inc	31,200	1,832
Automobile Parts & Equipment - 1.21%			Newfield Exploration Co (a)	53,900	1,792
Goodyear Tire & Rubber Co/The	53,900	1,778	Tesoro Corp	28,230	2,428
			Valero Energy Corp	57,600	3,695
Banks - 10.72%					$16,390
Citigroup Inc	35,450	1,480	Oil & Gas Services - 0.95%
JPMorgan Chase & Co	117,110	6,936	Cameron International Corp (a)	20,940	1,404
SunTrust Banks Inc	77,500	2,796
Wells Fargo & Co	94,730	4,581
		$15,793	Pharmaceuticals - 8.40%
			Cardinal Health Inc	46,000	3,770
Biotechnology - 1.20%			Johnson & Johnson	23,300	2,521
Amgen Inc	11,800	1,769	Pfizer Inc (b)	205,200	6,082
					$12,373

Building Materials - 1.32%			REITS - 5.30%
Owens Corning	41,120	1,944	Equity Residential	15,000	1,125
			Extra Space Storage Inc	17,300	1,617
Chemicals - 3.85%			Public Storage	11,560	3,189
Cabot Corp	24,100	1,165	Regency Centers Corp	6,390	478
Dow Chemical Co/The	88,500	4,501	Simon Property Group Inc	6,700	1,392
		$5,666			$7,801

Computers - 0.91%			Retail - 8.18%
Amdocs Ltd	22,200	1,341	CVS Health Corp	8,600	892
			Darden Restaurants Inc	14,200	942
			Foot Locker Inc	33,500	2,161
Cosmetics & Personal Care - 1.10%			Target Corp	46,540	3,829
Procter & Gamble Co/The	19,670	1,619	Wal-Mart Stores Inc	49,940	3,420
			World Fuel Services Corp	16,700	811
Diversified Financial Services - 2.25%					$12,055
CoreLogic Inc/United States (a)	31,390	1,089
Synchrony Financial (a)	77,500	2,221	Semiconductors - 3.01%
		$3,310	Intel Corp	136,970	4,431

Electric - 5.56%			Software - 2.80%
Exelon Corp	36,000	1,291	Microsoft Corp	60,300	3,330
FirstEnergy Corp	66,790	2,403	Nuance Communications Inc (a)	42,800	800
Public Service Enterprise Group Inc	95,400	4,497
		$8,191			$4,130
			Telecommunications - 6.11%
Engineering & Construction - 1.63%			AT&T Inc	69,660	2,728
Fluor Corp	44,800	2,406	Cisco Systems Inc	220,610	6,281
					$9,009
Food - 3.72%			TOTAL COMMON STOCKS		$146,473
Ingredion Inc	9,280	991	INVESTMENT COMPANIES - 0.48%	Shares Held	Value(000	's)
Kroger Co/The	75,330	2,882
Tyson Foods Inc	24,200	1,613	Publicly Traded Investment Fund - 0.48%
		$5,486	BlackRock Liquidity Funds FedFund Portfolio	707,309	707

Healthcare - Services - 3.24%			TOTAL INVESTMENT COMPANIES		$707
Aetna Inc	7,260	816	Total Investments		$147,180
Anthem Inc	22,240	3,091	Other Assets in Excess of Liabilities, Net - 0.10%		$147
UnitedHealth Group Inc	6,700	863	TOTAL NET ASSETS - 100.00%		$147,327
		$4,770

Insurance - 9.32%
Aflac Inc	43,300	2,734	(a) Non-Income Producing Security
Berkshire Hathaway Inc - Class B (a)	10,440	1,481	(b) Security or a portion of the security was pledged to cover margin
Everest Re Group Ltd	15,390	3,039	requirements for futures contracts. At the end of the period, the value of
Lincoln National Corp	44,100	1,729	these securities totaled $771 or 0.52% of net assets.

See accompanying notes.

Schedule of Investments
LargeCap Value Account
March 31, 2016 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Financial	27.58%
Consumer, Non-cyclical	18.69%
Consumer, Cyclical	12.22%
Energy	12.07%
Technology	6.72%
Industrial	6.61%
Communications	6.12%
Utilities	5.56%
Basic Materials	3.85%
Exchange Traded Funds	0.48%
Other Assets in Excess of Liabilities, Net	0.10%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments MidCap Account March 31, 2016 (unaudited)

COMMON STOCKS - 99.73%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.51%			Insurance (continued)
TransDigm Group Inc (a)	70,134	$15,453	Willis Towers Watson PLC	47,377	$5,622
					$80,329

Banks - 1.06%			Internet - 3.19%
M&T Bank Corp	58,790	6,526	Liberty Ventures (a)	193,527	7,571
			VeriSign Inc (a)	136,137	12,053

Building Materials - 1.26%					$19,624
Armstrong World Industries Inc (a)	62,843	3,040	Leisure Products & Services - 0.10%
Martin Marietta Materials Inc	29,521	4,709	Liberty TripAdvisor Holdings Inc (a)	28,332	628
		$7,749

Chemicals - 2.15%			Machinery - Diversified - 2.19%
Air Products & Chemicals Inc	66,679	9,605	Roper Technologies Inc	73,733	13,476
Ecolab Inc	32,884	3,667

		$13,272	Media - 6.27%
Commercial Services - 10.45%			Charter Communications Inc (a)	8,300	1,680
KAR Auction Services Inc	201,487	7,685	FactSet Research Systems Inc	19,695	2,985
Live Nation Entertainment Inc (a)	191,159	4,265	Liberty Broadband Corp - A Shares (a)	46,802	2,722
Macquarie Infrastructure Corp	104,388	7,040	Liberty Broadband Corp - C Shares (a)	127,595	7,394
McGraw Hill Financial Inc	124,016	12,275	Liberty Global PLC - A Shares (a)	69,850	2,689
Moody's Corp	156,945	15,155	Liberty Global PLC - C Shares (a)	233,651	8,776
PayPal Holdings Inc (a)	136,606	5,273	Liberty Global Plc LiLAC - A Shares (a)	3,852	135
Robert Half International Inc	37,017	1,724	Liberty Global Plc LiLAC - C Shares (a)	11,522	437
Verisk Analytics Inc (a)	136,932	10,943	Liberty Media Corp - A Shares (a)	81,059	3,131
		$64,360	Liberty Media Corp - C Shares (a)	227,962	8,683
					$38,632
Distribution & Wholesale - 0.92%
Fastenal Co	59,791	2,930	Miscellaneous Manufacturers - 1.27%
HD Supply Holdings Inc (a)	83,432	2,759	Colfax Corp (a)	274,176	7,839
		$5,689

Diversified Financial Services - 2.64%			Packaging & Containers - 0.19%
AerCap Holdings NV (a)	84,436	3,272	WestRock Co	30,595	1,194
FNF Group	352,006	11,933
FNFV Group (a)	98,695	1,071
			Pharmaceuticals - 3.30%
		$16,276	Mead Johnson Nutrition Co	53,783	4,570
Electric - 1.76%			Zoetis Inc	355,721	15,769
Brookfield Infrastructure Partners LP	220,382	9,285			$20,339
Brookfield Renewable Energy Partners LP/CA	51,998	1,557	Private Equity - 0.99%
		$10,842	KKR & Co LP	125,801	1,848
Electronics - 0.69%			Onex Corp	70,341	4,272
Sensata Technologies Holding NV (a)	110,061	4,275			$6,120
			Real Estate - 7.22%
Engineering & Construction - 3.02%			Brookfield Asset Management Inc	862,643	30,011
SBA Communications Corp (a)	185,647	18,596	Brookfield Property Partners LP	106,622	2,472
			CBRE Group Inc (a)	262,847	7,575
			Howard Hughes Corp/The (a)	41,956	4,443
Healthcare - Products - 2.66%					$44,501
Becton Dickinson and Co	44,371	6,736
CR Bard Inc	47,549	9,637	REITS - 3.41%
		$16,373	Crown Castle International Corp	89,847	7,772
			Equinix Inc	21,505	7,112
Healthcare - Services - 1.12%			Forest City Realty Trust Inc	291,446	6,146
DaVita HealthCare Partners Inc (a)	93,885	6,889
					$21,030

			Retail - 16.78%
Holding Companies - Diversified - 0.83%			AutoZone Inc (a)	14,443	11,506
Leucadia National Corp	314,889	5,092	CarMax Inc (a)	276,170	14,112
			Copart Inc (a)	118,815	4,844
Home Builders - 0.56%			Dollar General Corp	50,788	4,347
Lennar Corp - A Shares	70,800	3,424	Dollar Tree Inc (a)	162,450	13,396
			Liberty Interactive Corp QVC Group (a)	349,433	8,823
			O'Reilly Automotive Inc (a)	60,441	16,540
Insurance - 13.04%			Restaurant Brands International Inc	276,323	10,730
Alleghany Corp (a)	5,350	2,655
			Ross Stores Inc	210,183	12,170
Aon PLC	196,750	20,550	Signet Jewelers Ltd	7,600	943
Arch Capital Group Ltd (a)	49,497	3,519
			TJX Cos Inc/The	76,575	6,000
Brown & Brown Inc	209,711	7,508			$103,411
Loews Corp	254,562	9,739
Markel Corp (a)	24,351	21,711	Semiconductors - 1.26%
Progressive Corp/The	105,742	3,716	Microchip Technology Inc	161,252	7,772
White Mountains Insurance Group Ltd	6,615	5,309

See accompanying notes.

			Schedule of Investments
			MidCap Account
			March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Software - 5.73%
Autodesk Inc (a)	174,865		$10,196
CDK Global Inc	74,664		3,476
Fidelity National Information Services Inc	141,549		8,962
Intuit Inc	73,965		7,693
MSCI Inc	67,227		4,980
			$35,307

Telecommunications - 1.69%
EchoStar Corp (a)	64,871		2,873
Motorola Solutions Inc	99,247		7,513
			$10,386

Textiles - 1.47%
Mohawk Industries Inc (a)	47,474		9,063

TOTAL COMMON STOCKS			$614,467
INVESTMENT COMPANIES - 0.05%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.05%
BlackRock Liquidity Funds FedFund Portfolio	286,752		287

TOTAL INVESTMENT COMPANIES			$287
Total Investments			$614,754
Other Assets in Excess of Liabilities, Net - 0.22%			$1,340
TOTAL NET ASSETS - 100.00%			$616,094

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			28.36%
Consumer, Cyclical			19.83%
Consumer, Non-cyclical			17.53%
Communications			11.15%
Industrial			11.13%
Technology			6.99%
Basic Materials			2.15%
Utilities			1.76%
Diversified			0.83%
Exchange Traded Funds			0.05%
Other Assets in Excess of Liabilities, Net			0.22%
TOTAL NET ASSETS			100.00%

See accompanying notes.

     Schedule of Investments Money Market Account March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 6.63%	Shares Held Value (000's)			Principal
			COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 6.63%
BlackRock Liquidity Funds TempFund	5,690,000	$5,690	Banks (continued)
Portfolio			ING US Funding LLC (credit support from
Deutsche Money Market Series	5,400,000	5,400	ING Bank)
Morgan Stanley Institutional Liquidity Funds -	2,700,000	2,700	0.61%, 04/05/2016(b)	$1,300	$1,300
Government Portfolio			0.60%, 04/01/2016(b)	2,100	2,100
STIT - Liquid Assets Portfolio	5,300,000	5,300	KFW (credit support from Republic of
		$19,090	Germany)
TOTAL INVESTMENT COMPANIES		$19,090	0.35%, 04/01/2016(b),(c),(d)	6,500	6,500
			Manhattan Asset Funding Co LLC
	Principal		0.52%, 04/01/2016(c)	2,000	2,000
BONDS- 2.15%	Amount (000's) Value (000's)
			Mitsubishi UFJ Trust & Banking Corp/NY
Banks- 0.62%			0.41%, 04/08/2016	2,200	2,200
Wells Fargo Bank NA			Mizuho Bank Ltd/NY
0.80%, 05/20/2016(a)	$1,800	$1,800	0.58%, 04/08/2016(c)	5,500	5,499
			Nordea Bank AB
			0.40%, 04/06/2016(c),(d)	1,250	1,250
Finance - Mortgage Loan/Banker - 1.53%			0.56%, 04/04/2016(c),(d)	2,300	2,300
Federal Home Loan Bank Discount Notes
0.27%, 04/08/2016	2,200	2,200	Societe Generale SA
			0.29%, 04/08/2016(d)	3,200	3,200
0.29%, 04/07/2016	2,200	2,200	0.40%, 04/05/2016(d)	700	700
		$4,400
TOTAL BONDS		$6,200	Standard Chartered Bank/New York
			0.65%, 04/04/2016(c)	2,300	2,300
	Principal		Sumitomo Mitsui Banking Corp
MUNICIPAL BONDS - 0.21%	Amount (000's) Value (000's)		0.36%, 04/08/2016(c),(d)	5,000	4,999
Iowa- 0.17%			Toronto-Dominion Holdings USA Inc (credit
Iowa Finance Authority (credit support from			support from Toronto Dominion Bank)
FHLB 100%, Fannie Mae 78.25% and Ginnie			0.36%, 04/01/2016(b),(c)	700	700
Mae 21.75%)			United Overseas Bank Ltd
0.48%, 04/07/2016(b)	$500	$500	0.39%, 04/05/2016(c),(d)	4,000	4,000
					$58,547

New York - 0.04%			Beverages - 3.13%
New York State Housing Finance			Coca-Cola Co/The
Agency (credit support from Freddie Mac)			0.32%, 04/05/2016(c)	2,000	2,000
0.53%, 04/07/2016(b)	100	100	PepsiCo Inc
			0.32%, 04/06/2016(c)	5,000	4,999
TOTAL MUNICIPAL BONDS		$600	0.34%, 04/08/2016(c)	2,000	2,000
					$8,999
	Principal
COMMERCIAL PAPER - 84.86%	Amount (000's) Value (000's)		Commercial Services - 1.51%
Agriculture - 2.43%			Catholic Health Initiatives
Archer-Daniels-Midland Co			0.50%, 04/01/2016	2,549	2,549
0.35%, 04/05/2016(c)	$4,500	$4,500	Salvation Army/United States
0.37%, 04/08/2016(c)	2,500	2,500	0.45%, 04/04/2016	1,800	1,800
		$7,000			$4,349

Automobile Manufacturers - 6.25%			Consumer Products - 2.08%
BMW US Capital LLC (credit support from			Reckitt Benckiser Treasury Services
BMW AG)			PLC (credit support from Reckitt Benckiser
0.35%, 04/07/2016(b),(c)	2,000	2,000	Group)
0.38%, 04/08/2016(c)	5,000	4,999	0.34%, 04/04/2016(b),(c)	4,000	4,000
PACCAR Financial Corp (credit support from			0.38%, 04/01/2016(c)	2,000	2,000
PACCAR Inc)					$6,000
0.37%, 04/01/2016(b)	1,400	1,400
0.39%, 04/07/2016(b)	5,000	5,000	Cosmetics & Personal Care - 1.04%
			Procter & Gamble Co/The
Toyota Financial Services de Puerto Rico			0.32%, 04/07/2016(c)	3,000	3,000
Inc (credit support from Toyota Financial
Services)
0.37%, 04/08/2016(b)	2,200	2,200	Diversified Financial Services - 18.03%
0.44%, 04/07/2016(b)	2,400	2,400	Anglesea Funding LLC
		$17,999	0.42%, 04/01/2016(c)	2,500	2,500
			Collateralized Commercial Paper II Co LLC
Banks- 20.34%			0.50%, 04/06/2016(c)	6,600	6,599
Bank of Tokyo-Mitsubishi UFJ Ltd/New York			DCAT LLC
NY			0.51%, 04/05/2016	2,300	2,300
0.41%, 04/08/2016	2,000	2,000	0.55%, 04/08/2016	2,200	2,200
0.59%, 04/07/2016	2,200	2,199	0.56%, 04/04/2016	2,400	2,400
BNP Paribas SA/New York NY			Fairway Finance Co LLC
0.25%, 04/01/2016	6,000	6,000	0.33%, 04/08/2016(c)	5,000	5,000
Credit Suisse AG/New York NY			Gotham Funding Corp
0.41%, 04/04/2016	4,400	4,400	0.40%, 04/08/2016(c)	3,000	3,000
DBS Bank Ltd
0.38%, 04/01/2016(c),(d)	2,600	2,600	Intercontinental Exchange Inc
			0.45%, 04/08/2016(c)	6,900	6,899
0.58%, 04/06/2016(c),(d)	2,300	2,300

See accompanying notes.

     Schedule of Investments Money Market Account March 31, 2016 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)

Diversified Financial Services (continued)			Pharmaceuticals - 4.66%
Liberty Street Funding LLC			Abbott Laboratories
0.39%, 04/04/2016(c)	$4,000	$4,000	0.47%, 04/04/2016(c)	$3,000	$3,000
National Rural Utilities Cooperative Finance			Johnson & Johnson
Corp			0.27%, 04/01/2016(c)	4,000	4,000
0.36%, 04/01/2016	3,000	3,000	Novartis Finance Corp (credit support from
0.36%, 04/06/2016	4,000	4,000	Novartis AG)
Nieuw Amsterdam Receivables Corp			0.40%, 04/08/2016(b),(c)	6,400	6,399
0.45%, 04/06/2016(c)	2,000	2,000			$13,399
Ontario Teachers' Finance Trust (credit
support from Ontario Teachers Pension Plan			Pipelines - 2.32%
Board)			Questar Corp
			0.55%, 04/06/2016(c)	5,000	4,999
0.65%, 04/01/2016(b),(c)	2,000	2,000
			0.72%, 04/01/2016(c)	1,679	1,679
Regency Markets No. 1 LLC
0.40%, 04/07/2016(c)	6,000	5,999			$6,678
		$51,897	REITS - 1.63%
			Simon Property Group LP
Electric - 0.76%			0.50%, 04/05/2016(c)	2,300	2,300
Oglethorpe Power Corp			0.50%, 04/08/2016(c)	2,400	2,400
0.52%, 04/04/2016(c)	2,200	2,200
					$4,700

Electrical Components & Equipment - 0.76%			Retail - 3.82%
Emerson Electric Co			Army and Air Force Exchange Service
0.35%, 04/01/2016(c)	2,200	2,200	0.35%, 04/01/2016(c)	3,000	3,000
			0.35%, 04/08/2016(c)	3,000	3,000
			Home Depot Inc/The
Healthcare - Products - 2.08%			0.25%, 04/01/2016(c)	5,000	5,000
Danaher Corp					$11,000
0.38%, 04/01/2016(c)	6,000	6,000
			Supranational Bank - 0.70%
			Corp Andina de Fomento
Healthcare - Services - 2.36%			0.41%, 04/01/2016(c)	2,000	2,000
Roche Holdings Inc (credit support from
Roche Holding AG)			TOTAL COMMERCIAL PAPER		$244,291
0.30%, 04/08/2016(b), (c)	4,500	4,500
0.40%, 04/05/2016(b),(c)	2,300	2,300		Principal
			CERTIFICATE OF DEPOSIT - 0.49%	Amount (000's)	Value(000	's)
		$6,800
			Banks - 0.49%
Insurance - 1.74%			Bank of Nova Scotia/Houston
New York Life CAP Corp (credit support from			0.78%, 05/11/2016(a),(d)	1,400	1,400
New York Life Insurance Co)
0.38%, 04/08/2016(b),(c)	2,000	2,000
			TOTAL CERTIFICATE OF DEPOSIT		$1,400
Prudential Funding LLC (credit support from
Prudential Financial Inc)				Maturity
0.33%, 04/08/2016(b)	3,000	3,000	REPURCHASE AGREEMENTS - 2.78%	Amount (000's)	Value(000	's)
		$5,000	Banks - 2.78%
			Merrill Lynch Repurchase Agreement; 0.29%	$8,000	$8,000
Machinery - Construction & Mining - 1.43%			dated 03/31/2016 maturing 04/01/2016
Caterpillar Financial Services Corp (credit			(collateralized by US Government
support from Caterpillar Inc)			Security; $8,160,535; 0.00%; dated
0.37%, 04/04/2016(b)	4,125	4,125
			07/15/2032)

Machinery - Diversified - 0.70%			TOTAL REPURCHASE AGREEMENTS		$8,000
John Deere Financial Ltd (credit support from			Total Investments		$279,581
John Deere Capital Corp)			Other Assets in Excess of Liabilities, Net - 2.88%		$8,295
0.40%, 04/07/2016(b),(c)	2,000	2,000	TOTAL NET ASSETS - 100.00%		$287,876

Miscellaneous Manufacturers - 2.43%
Dover Corp			(a)	Variable Rate. Rate shown is in effect at March 31, 2016.
0.40%, 04/06/2016(c)	2,000	2,000	(b)	Credit support indicates investments that benefit from credit enhancement
0.41%, 04/07/2016(c)	5,000	4,999	or liquidity support provided by a third party bank, institution, or
			government agency.
		$6,999	(c)	Security exempt from registration under Rule 144A of the Securities Act of
Oil & Gas - 4.66%			1933. These securities may be resold in transactions exempt from
Chevron Corp			registration, normally to qualified institutional buyers. At the end of the
0.40%, 04/08/2016(c)	2,000	2,000	period, the value of these securities totaled $178,319 or 61.94% of net
0.44%, 04/06/2016(c)	2,300	2,300	assets.
Exxon Mobil Corp			(d)	Security issued by foreign bank and denominated in USD.
0.33%, 04/08/2016	3,500	3,499
0.40%, 04/04/2016	2,000	2,000
Total Capital Canada Ltd (credit support from
Total Capital SA)
0.37%, 04/04/2016(b),(c)	3,600	3,600
		$13,399

See accompanying notes.

Schedule of Investments
Money Market Account
March 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	45.63%
Consumer, Non-cyclical	19.29%
Consumer, Cyclical	10.07%
Energy	6.98%
Exchange Traded Funds	6.63%
Industrial	5.32%
Government	2.23%
Utilities	0.76%
Insured	0.21%
Other Assets in Excess of Liabilities, Net	2.88%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Multi-Asset Income Account
March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.41%	Shares Held		Value

Principal Funds, Inc. Institutional Class - 100.41%
Equity Income Fund (a)		48		$1,235
Global Diversified Income Fund (a)		649		8,529
Global Real Estate Securities Fund (a)		146		1,349
High Yield Fund (a)		504		3,411
International Fund I (a)		90		1,132
Preferred Securities Fund (a)		225		2,244
Real Estate Debt Income Fund (a)		199		1,896
			$19,796
TOTAL INVESTMENT COMPANIES			$19,796
Total Investments			$19,796
Liabilities in Excess of Other Assets, Net - (0.41)%				$(81)
TOTAL NET ASSETS - 100.00%			$19,715

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type				Percent
Specialty Funds				43.26%
Fixed Income Funds				38.30%
International Equity Funds				12.58%
Domestic Equity Funds				6.27%
Liabilities in Excess of Other Assets, Net				(0.41)%
TOTAL NET ASSETS			100.00%

December 31,		December 31,								March 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales	Sales		March 31, 2016	2016
Shares		Cost		Shares	Cost	Shares	Proceeds		Shares	Cost
Equity Income Fund	48	$1,269		— $	7	—		$—	48	$1,276
Global Diversified Income Fund	641	8,871		8	107	—		—	649	8,978
Global Real Estate Securities Fund	146	1,348		—	4	—		—	146	1,352
High Yield Fund	496	3,604		8	55	—		—	504	3,659
International Fund I	90	1,262		—	—	—		—	90	1,262
Preferred Securities Fund	222	2,282		3	28	—		—	225	2,310
Real Estate Debt Income Fund	197	1,943		2	18	—		—	199	1,961
		$20,579			$219			$–		$20,798

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Equity Income Fund	$		7			$—	$			—
Global Diversified Income Fund			107			—				—
Global Real Estate Securities Fund			4			—				—
High Yield Fund			55			—				—
International Fund I			—			—				—
Preferred Securities Fund			28			—				—
Real Estate Debt Income Fund			18			—				—
	$		219			$—	$			—

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Account March 31, 2016 (unaudited)

COMMON STOCKS - 98.49%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.96%			Distribution & Wholesale - 0.33%
Boeing Co/The	14,493	$1,840	Pool Corp	5,916	$519
Northrop Grumman Corp	10,242	2,027
Teledyne Technologies Inc (a)	9,512	838
			Diversified Financial Services - 3.06%
		$4,705	Ameriprise Financial Inc	10,201	959
Airlines - 0.60%			Charles Schwab Corp/The	39,990	1,121
Alaska Air Group Inc	11,605	952	FNF Group	33,046	1,120
			Franklin Resources Inc	16,488	644
			T Rowe Price Group Inc	9,501	698
Apparel - 1.60%			WisdomTree Investments Inc	28,187	322
Deckers Outdoor Corp (a)	9,821	588
					$4,864
NIKE Inc	31,882	1,960
		$2,548	Electric - 2.29%
			Duke Energy Corp	7,869	635
Automobile Manufacturers - 0.82%			NextEra Energy Inc	9,301	1,101
PACCAR Inc	23,848	1,304	Xcel Energy Inc	45,638	1,908
					$3,644

Automobile Parts & Equipment - 1.12%			Electronics - 1.73%
Autoliv Inc	5,171	613	FEI Co	4,285	382
Johnson Controls Inc	25,004	974	Trimble Navigation Ltd (a)	31,543	782
Mobileye NV (a)	5,237	195	Waters Corp (a)	12,000	1,583
		$1,782			$2,747

Banks - 6.28%			Environmental Control - 1.31%
East West Bancorp Inc	23,793	773	Stericycle Inc (a)	3,012	380
Goldman Sachs Group Inc/The	4,102	644	Waste Connections Inc	26,402	1,705
JPMorgan Chase & Co	29,071	1,722			$2,085
PNC Financial Services Group Inc/The	20,591	1,741
SVB Financial Group (a)	6,781	692	Food - 2.82%
US Bancorp	36,014	1,462	B&G Foods Inc	10,439	363
Wells Fargo & Co	60,847	2,942	General Mills Inc	22,392	1,419
		$9,976	Kroger Co/The	36,273	1,387
			McCormick & Co Inc/MD	11,596	1,154
Beverages - 2.46%			Safeway, Inc. - CVR - Casa Ley (a),(b)	825	—
Brown-Forman Corp - B Shares	5,317	524	Safeway, Inc. - CVR - Property Development	825	—
Coca-Cola Co/The	35,361	1,640	Centers (a),(b),(c)
PepsiCo Inc	16,936	1,736	Whole Foods Market Inc	4,742	147
		$3,900			$4,470

Biotechnology - 0.77%			Gas - 0.86%
Gilead Sciences Inc	13,351	1,226	Sempra Energy	13,063	1,359

Building Materials - 0.30%			Healthcare - Products - 4.39%
Apogee Enterprises Inc	10,778	473	Abbott Laboratories	19,490	815
			Becton Dickinson and Co	9,880	1,500
Chemicals - 1.89%			Bio-Techne Corp	5,861	554
EI du Pont de Nemours & Co	8,653	548	Edwards Lifesciences Corp (a)	10,771	950
FMC Corp	10,642	430	Medtronic PLC	7,704	578
Innospec Inc	8,593	372	Thermo Fisher Scientific Inc	13,340	1,889
International Flavors & Fragrances Inc	4,281	487	Varian Medical Systems Inc (a)	8,460	677
PPG Industries Inc	10,430	1,163			$6,963
		$3,000	Healthcare - Services - 1.37%
Commercial Services - 1.07%			DaVita HealthCare Partners Inc (a)	17,853	1,310
PayPal Holdings Inc (a)	19,329	746	Universal Health Services Inc	6,975	870
Robert Half International Inc	9,679	451			$2,180
TrueBlue Inc (a)	19,049	498
			Housewares - 0.45%
		$1,695	Tupperware Brands Corp	12,311	714
Computers - 5.32%
Apple Inc	54,054	5,891	Insurance - 2.64%
EMC Corp/MA	53,364	1,422	AmTrust Financial Services Inc	39,688	1,027
International Business Machines Corp	7,435	1,126	Chubb Ltd	15,628	1,862
		$8,439	MetLife Inc	6,905	303
Consumer Products - 0.57%			XL Group PLC	27,216	1,002
Kimberly-Clark Corp	5,564	748			$4,194
WD-40 Co	1,489	161	Internet - 5.81%
		$909	Alphabet Inc - A Shares (a)	2,910	2,220
Cosmetics & Personal Care - 1.00%			Alphabet Inc - C Shares (a)	1,372	1,022
Procter & Gamble Co/The	19,314	1,590	Amazon.com Inc (a)	3,540	2,101
			comScore Inc (a)	13,703	412
			eBay Inc (a)	16,252	388
			Facebook Inc (a)	21,587	2,463

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Account March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Internet (continued)			Savings & Loans - 0.26%
LinkedIn Corp (a)	5,453	$624	Washington Federal Inc	18,075		$409
		$9,230

Iron & Steel - 0.40%			Semiconductors - 2.84%
Reliance Steel & Aluminum Co	9,136	632	Applied Materials Inc	26,080		552
			Broadcom Ltd	3,669		567
			Intel Corp	25,368		821
Leisure Products & Services - 0.23%			Lam Research Corp	9,911		819
Harley-Davidson Inc	7,204	370	Microchip Technology Inc	24,856		1,198
			QUALCOMM Inc	10,778		551
Machinery - Diversified - 0.91%						$4,508
Deere & Co	18,254	1,405	Software - 6.44%
Tennant Co	885	46	Adobe Systems Inc (a)	19,819		1,859
		$1,451	Fair Isaac Corp	7,931		841
Media - 3.16%			Fidelity National Information Services Inc	18,931		1,199
Comcast Corp - Class A	33,764	2,062	Microsoft Corp	69,745		3,852
Sirius XM Holdings Inc (a)	174,596	690	Omnicell Inc (a)	23,568		657
Viacom Inc - B Shares	7,765	321	Oracle Corp	34,082		1,394
Walt Disney Co/The	19,529	1,939	Tyler Technologies Inc (a)	3,243		417
		$5,012				$10,219

Miscellaneous Manufacturers - 2.40%			Telecommunications - 2.83%
AptarGroup Inc	16,078	1,260	Cisco Systems Inc	33,171		945
Crane Co	9,001	485	Verizon Communications Inc	65,480		3,541
Donaldson Co Inc	13,217	422				$4,486

General Electric Co	51,751	1,645	Toys, Games & Hobbies - 0.73%
		$3,812	Hasbro Inc	14,493		1,161
Oil & Gas - 4.84%
Chevron Corp	17,853	1,703	Transportation - 0.99%
Cimarex Energy Co	13,292	1,293	Expeditors International of Washington Inc	17,005		830
Energen Corp	20,581	753	Union Pacific Corp	9,281		738
Exxon Mobil Corp	29,929	2,502				$1,568
HollyFrontier Corp	40,567	1,433	TOTAL COMMON STOCKS			$156,378
		$7,684	INVESTMENT COMPANIES - 1.25%	Shares Held	Value(000	's)

Oil & Gas Services - 0.95%			Publicly Traded Investment Fund - 1.25%
Schlumberger Ltd	20,455	1,509	BlackRock Liquidity Funds FedFund Portfolio	1,991,006		1,991

Pharmaceuticals - 6.70%			TOTAL INVESTMENT COMPANIES			$1,991
AbbVie Inc	6,906	395	Total Investments			$158,369
Allergan plc (a)	6,655	1,784	Other Assets in Excess of Liabilities, Net - 0.26%			$405
Bristol-Myers Squibb Co	15,762	1,007	TOTAL NET ASSETS - 100.00%			$158,774
Johnson & Johnson	26,501	2,867
McKesson Corp	8,782	1,381
Perrigo Co PLC	11,054	1,414	(a) Non-Income Producing Security
Pfizer Inc	18,392	545	(b)		Fair value of these investments is determined in good faith by the Manager
Teva Pharmaceutical Industries Ltd ADR	9,032	483	under procedures established and periodically reviewed by the Board of
VCA Inc (a)	13,217	763	Directors. At the end of the period, the fair value of these securities totaled
		$10,639	$0 or 0.00% of net assets.
			(c)		Security is Illiquid. At the end of the period, the value of these securities
Pipelines - 0.78%			totaled $0 or 0.00% of net assets.
Magellan Midstream Partners LP	18,002	1,239

REITS - 3.52%
Alexandria Real Estate Equities Inc	13,661	1,242	Portfolio Summary (unaudited)
Essex Property Trust Inc	3,952	924	Sector			Percent
Realty Income Corp	22,330	1,396	Consumer, Non-cyclical			21.14%
Ventas Inc	14,765	929	Financial			15.76%
Weyerhaeuser Co	35,204	1,091	Technology			14.60%
		$5,582	Consumer, Cyclical			12.57%
			Communications			11.80%
Retail - 6.69%			Industrial			10.60%
Chipotle Mexican Grill Inc (a)	1,387	653	Energy			6.57%
Copart Inc (a)	25,101	1,023	Utilities			3.16%
Costco Wholesale Corp	8,905	1,403	Basic Materials			2.29%
CVS Health Corp	21,319	2,212	Exchange Traded Funds			1.25%
Dollar General Corp	15,935	1,364	Other Assets in Excess of Liabilities, Net			0.26%
Home Depot Inc/The	12,838	1,713	TOTAL NET ASSETS			100.00%
Nordstrom Inc	13,695	784
Starbucks Corp	24,747	1,477
		$10,629

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2010 Account
		March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 67.25%
Blue Chip Fund (a)	74,865	$1,175
Bond Market Index Fund (a)	293,010	3,255
Diversified International Fund (a)	157,702	1,735
Diversified Real Asset Fund (a)	161,884	1,705
Equity Income Fund (a)	53,816	1,375
Global Diversified Income Fund (a)	261,166	3,429
Global Multi-Strategy Fund (a)	133,437	1,409
Global Opportunities Fund (a)	67,467	760
Inflation Protection Fund (a)	370,121	3,150
International Emerging Markets Fund (a)	17,665	362
LargeCap Growth Fund I (a)	109,435	1,265
LargeCap S&P 500 Index Fund (a)	121,060	1,744
LargeCap Value Fund III (a)	108,572	1,557
MidCap Fund (a)	78,691	1,660
MidCap Growth Fund III (a),(b)	396	4
MidCap Value Fund III (a)	212	4
Origin Emerging Markets Fund (a)	41,154	336
Overseas Fund (a)	191,882	1,754
SmallCap Growth Fund I (a),(b)	47,313	489
SmallCap Value Fund II (a)	47,611	533
		$27,701

Principal Variable Contracts Funds, Inc. Class 1 - 32.76%
Bond & Mortgage Securities Account (a)	792,173	8,999
Short-Term Income Account (a)	1,749,564	4,497
		$13,496
TOTAL INVESTMENT COMPANIES		$41,197
Total Investments		$41,197
Liabilities in Excess of Other Assets, Net - (0.01)%		$(4)
TOTAL NET ASSETS - 100.00%		$41,193

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	48.31%
Domestic Equity Funds	23.81%
Specialty Funds	15.88%
International Equity Funds	12.01%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2016 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	March 31, 2016	2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	75,668	$1,191		3,358	$49	4,161		$62	74,865	$1,176
Bond & Mortgage Securities Account	799,983	9,445		28,859	322	36,669		410	792,173	9,353
Bond Market Index Fund	296,841	3,303		11,016	121	14,847		162	293,010	3,262
Diversified International Fund	159,358	2,312		6,308	65	7,964		84	157,702	2,292
Diversified Real Asset Fund	163,196	1,759		7,018	69	8,330		84	161,884	1,744
Equity Income Fund	54,017	1,023		2,345	57	2,546		62	53,816	1,022
Global Diversified Income Fund	260,829	3,169		14,291	182	13,954		180	261,166	3,172
Global Multi-Strategy Fund	135,645	1,424		6,463	67	8,671		91	133,437	1,400
Global Opportunities Fund	68,642	734		2,910	31	4,085		45	67,467	720
Inflation Protection Fund	375,041	3,076		17,019	141	21,939		182	370,121	3,035
International Emerging Markets Fund	17,807	527		782	14	924		18	17,665	525
LargeCap Growth Fund I	110,456	1,282		4,475	48	5,496		62	109,435	1,267
LargeCap S&P 500 Index Fund	122,590	1,430		6,175	83	7,705		107	121,060	1,406
LargeCap Value Fund III	109,465	1,486		3,573	48	4,466		61	108,572	1,473
MidCap Fund	79,940	1,204		2,998	57	4,247		84	78,691	1,175
MidCap Growth Fund III	—	—		396	4	—		—	396	4
MidCap Value Fund III	—	—		212	4	—		—	212	4
Origin Emerging Markets Fund	41,520	406		1,932	14	2,298		17	41,154	401
Overseas Fund	193,839	1,790		7,602	66	9,559		85	191,882	1,771
Short-Term Income Account	1,773,187	4,497		77,720	198	101,343		258	1,749,564	4,437
SmallCap Growth Fund I	47,655	389		1,651	16	1,993		21	47,313	384
SmallCap Value Fund II	47,962	387		1,537	16	1,888		19	47,611	383
		$40,834			$1,672			$2,094		$40,406

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$(2)	$			—
Bond & Mortgage Securities Account			—			(4)				—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			(1)				—
Diversified Real Asset Fund			—			—				—
Equity Income Fund			8			4				—
Global Diversified Income Fund			43			1				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			2				—
LargeCap Growth Fund I			—			(1)				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund III			—			—				—
MidCap Fund			—			(2)				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			(2)				—
Overseas Fund			—			—				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			(1)				—
			$51			$(6)	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2020 Account
		March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 78.36%
Blue Chip Fund (a)	531,729	$8,348
Bond Market Index Fund (a)	1,082,369	12,025
Diversified International Fund (a)	913,609	10,050
Diversified Real Asset Fund (a)	677,017	7,129
Equity Income Fund (a)	313,774	8,020
Global Diversified Income Fund (a)	901,811	11,841
Global Multi-Strategy Fund (a)	566,300	5,980
Global Opportunities Fund (a)	789,923	8,895
Global Real Estate Securities Fund (a)	537,991	4,944
Inflation Protection Fund (a)	869,919	7,403
International Emerging Markets Fund (a)	118,237	2,421
LargeCap Growth Fund I (a)	799,661	9,244
LargeCap S&P 500 Index Fund (a)	980,966	14,136
LargeCap Value Fund III (a)	606,751	8,701
MidCap Fund (a)	257,583	5,432
MidCap Growth Fund III (a),(b)	285,663	2,771
MidCap Value Fund III (a)	146,056	2,639
Origin Emerging Markets Fund (a)	250,817	2,049
Overseas Fund (a)	1,061,872	9,706
SmallCap Growth Fund I (a),(b)	261,626	2,705
SmallCap Value Fund II (a)	255,853	2,866
		$147,305

Principal Variable Contracts Funds, Inc. Class 1 - 21.64%
Bond & Mortgage Securities Account (a)	2,992,099	33,990
Short-Term Income Account (a)	2,607,051	6,700
		$40,690
TOTAL INVESTMENT COMPANIES		$187,995
Total Investments		$187,995
Liabilities in Excess of Other Assets, Net - 0.00%		$(5)
TOTAL NET ASSETS - 100.00%		$187,990

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	34.50%
Fixed Income Funds	31.98%
International Equity Funds	20.25%
Specialty Funds	13.27%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2016 (unaudited)

	December 31,	December 31,							March 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	March 31, 2016	2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	544,885	$8,575	6,875	$102	20,031		$295	531,729	$8,369
Bond & Mortgage Securities Account	3,060,893	36,099	35,759	400	104,553		1,166	2,992,099	35,320
Bond Market Index Fund	1,106,813	12,315	15,204	167	39,648		434	1,082,369	12,049
Diversified International Fund	938,018	14,473	13,389	142	37,798		396	913,609	14,225
Diversified Real Asset Fund	696,173	7,642	8,582	86	27,738		276	677,017	7,449
Equity Income Fund	320,017	6,504	6,035	149	12,278		294	313,774	6,339
Global Diversified Income Fund	912,854	12,820	23,849	307	34,892		446	901,811	12,674
Global Multi-Strategy Fund	580,575	6,135	8,642	90	22,917		239	566,300	5,984
Global Opportunities Fund	808,194	8,641	10,297	112	28,568		310	789,923	8,444
Global Real Estate Securities Fund	549,195	4,063	7,965	69	19,169		162	537,991	3,967
Inflation Protection Fund	891,347	7,758	11,458	95	32,886		272	869,919	7,581
International Emerging Markets Fund	121,552	3,433	1,429	27	4,744		87	118,237	3,380
LargeCap Growth Fund I	816,978	9,481	9,145	100	26,462		291	799,661	9,280
LargeCap S&P 500 Index Fund	1,005,468	12,027	12,724	173	37,226		501	980,966	11,681
LargeCap Value Fund III	620,935	8,170	7,349	100	21,533		291	606,751	7,981
MidCap Fund	264,627	4,806	3,876	76	10,920		212	257,583	4,660
MidCap Growth Fund III	291,902	2,656	3,540	32	9,779		88	285,663	2,600
MidCap Value Fund III	149,423	2,362	1,897	32	5,264		89	146,056	2,305
Origin Emerging Markets Fund	258,785	2,514	3,468	26	11,436		85	250,817	2,441
Overseas Fund	1,090,859	10,171	15,908	141	44,895		396	1,061,872	9,916
Short-Term Income Account	2,677,366	6,913	39,411	100	109,726		279	2,607,051	6,732
SmallCap Growth Fund I	267,883	2,258	3,308	32	9,565		94	261,626	2,190
SmallCap Value Fund II	261,847	2,150	3,101	32	9,095		93	255,853	2,084
		$191,966		$2,590			$6,796		$187,651

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Blue Chip Fund		$—			$(13)	$			—
Bond & Mortgage Securities Account		—			(13)				—
Bond Market Index Fund		—			1				—
Diversified International Fund		—			6				—
Diversified Real Asset Fund		—			(3)				—
Equity Income Fund		48			(20)				—
Global Diversified Income Fund		149			(7)				—
Global Multi-Strategy Fund		—			(2)				—
Global Opportunities Fund		—			1				—
Global Real Estate Securities Fund		15			(3)				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			7				—
LargeCap Growth Fund I		—			(10)				—
LargeCap S&P 500 Index Fund		—			(18)				—
LargeCap Value Fund III		—			2				—
MidCap Fund		—			(10)				—
MidCap Growth Fund III		—			—				—
MidCap Value Fund III		—			—				—
Origin Emerging Markets Fund		—			(14)				—
Overseas Fund		—			—				—
Short-Term Income Account		—			(2)				—
SmallCap Growth Fund I		—			(6)				—
SmallCap Value Fund II		—			(5)				—
		$212			$(109)	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2030 Account
		March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 86.89%
Blue Chip Fund (a)	342,560	$5,378
Bond Market Index Fund (a)	478,913	5,321
Diversified International Fund (a)	767,063	8,438
Diversified Real Asset Fund (a)	407,832	4,294
Equity Income Fund (a)	156,860	4,009
Global Diversified Income Fund (a)	331,635	4,354
Global Multi-Strategy Fund (a)	329,734	3,482
Global Opportunities Fund (a)	509,552	5,738
Global Real Estate Securities Fund (a)	469,437	4,314
Inflation Protection Fund (a)	323,620	2,754
International Emerging Markets Fund (a)	95,988	1,966
LargeCap Growth Fund I (a)	755,310	8,731
LargeCap S&P 500 Index Fund (a)	797,428	11,491
LargeCap Value Fund (a)	398,832	4,523
LargeCap Value Fund III (a)	369,024	5,292
MidCap Fund (a)	46,641	984
MidCap Growth Fund III (a),(b)	376,723	3,654
MidCap Value Fund III (a)	190,013	3,434
Origin Emerging Markets Fund (a)	220,435	1,801
Overseas Fund (a)	863,692	7,894
SmallCap Growth Fund I (a),(b)	230,731	2,386
SmallCap Value Fund II (a)	226,006	2,531
		$102,769

Principal Variable Contracts Funds, Inc. Class 1 - 13.11%
Bond & Mortgage Securities Account (a)	1,365,212	15,509

TOTAL INVESTMENT COMPANIES		$118,278
Total Investments		$118,278
Liabilities in Excess of Other Assets, Net - 0.00%		$(5)
TOTAL NET ASSETS - 100.00%		$118,273

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	44.32%
International Equity Funds	25.49%
Fixed Income Funds	19.94%
Specialty Funds	10.25%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2016 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	March 31, 2016	2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	339,027	$5,338		15,182	$221	11,649		$172	342,560	$5,384
Bond & Mortgage Securities Account	1,353,345	15,417		55,508	620	43,641		485	1,365,212	15,551
Bond Market Index Fund	473,505	5,265		20,684	227	15,276		167	478,913	5,325
Diversified International Fund	758,577	9,220		35,416	368	26,930		281	767,063	9,308
Diversified Real Asset Fund	404,172	4,622		19,353	193	15,693		158	407,832	4,658
Equity Income Fund	154,226	4,107		8,578	207	5,944		144	156,860	4,167
Global Diversified Income Fund	323,652	4,593		20,026	256	12,043		154	331,635	4,694
Global Multi-Strategy Fund	326,212	3,447		14,597	152	11,075		116	329,734	3,483
Global Opportunities Fund	503,298	5,474		23,802	257	17,548		192	509,552	5,539
Global Real Estate Securities Fund	463,304	3,492		21,763	185	15,630		134	469,437	3,541
Inflation Protection Fund	320,587	2,814		13,693	114	10,660		89	323,620	2,839
International Emerging Markets Fund	95,193	2,087		4,518	83	3,723		69	95,988	2,101
LargeCap Growth Fund I	748,260	8,696		30,053	326	23,003		255	755,310	8,764
LargeCap S&P 500 Index Fund	789,503	9,885		34,957	469	27,032		366	797,428	9,982
LargeCap Value Fund	394,905	4,937		17,100	183	13,173		143	398,832	4,975
LargeCap Value Fund III	365,952	4,827		13,597	183	10,525		144	369,024	4,868
MidCap Fund	45,505	1,058		3,515	68	2,379		46	46,641	1,079
MidCap Growth Fund III	372,845	3,542		16,430	147	12,552		115	376,723	3,575
MidCap Value Fund III	187,959	3,089		8,820	147	6,766		114	190,013	3,121
Origin Emerging Markets Fund	218,472	2,113		10,940	81	8,977		68	220,435	2,123
Overseas Fund	853,475	8,534		42,199	368	31,982		282	863,692	8,621
SmallCap Growth Fund I	228,552	2,064		8,887	86	6,708		67	230,731	2,084
SmallCap Value Fund II	224,050	1,957		8,549	88	6,593		70	226,006	1,974
		$116,578			$5,029			$3,831		$117,756

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$(3)	$			—
Bond & Mortgage Securities Account			—			(1)				—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			1				—
Diversified Real Asset Fund			—			1				—
Equity Income Fund			24			(3)				—
Global Diversified Income Fund			54			(1)				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			13			(2)				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund I			—			(3)				—
LargeCap S&P 500 Index Fund			—			(6)				—
LargeCap Value Fund			—			(2)				—
LargeCap Value Fund III			—			2				—
MidCap Fund			—			(1)				—
MidCap Growth Fund III			—			1				—
MidCap Value Fund III			—			(1)				—
Origin Emerging Markets Fund			—			(3)				—
Overseas Fund			—			1				—
SmallCap Growth Fund I			—			1				—
SmallCap Value Fund II			—			(1)				—
			$91			$(20)	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2040 Account
		March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 92.53%
Bond Market Index Fund (a)	101,250	$1,125
Diversified International Fund (a)	348,329	3,832
Diversified Real Asset Fund (a)	135,427	1,426
Global Multi-Strategy Fund (a)	99,110	1,047
Global Opportunities Fund (a)	225,526	2,540
Global Real Estate Securities Fund (a)	267,387	2,457
High Yield Fund I (a)	98,461	910
Inflation Protection Fund (a)	51,616	439
International Emerging Markets Fund (a)	43,115	883
LargeCap Growth Fund (a)	174,723	1,728
LargeCap Growth Fund I (a)	434,685	5,025
LargeCap S&P 500 Index Fund (a)	369,199	5,320
LargeCap Value Fund (a)	263,859	2,992
LargeCap Value Fund III (a)	236,792	3,396
MidCap Growth Fund III (a),(b)	182,754	1,773
MidCap Value Fund III (a)	100,683	1,819
Origin Emerging Markets Fund (a)	105,798	864
Overseas Fund (a)	399,581	3,652
SmallCap Growth Fund I (a),(b)	102,423	1,059
SmallCap Value Fund II (a)	93,688	1,049
		$43,336

Principal Variable Contracts Funds, Inc. Class 1 - 7.48%
Bond & Mortgage Securities Account (a)	308,557	3,505

TOTAL INVESTMENT COMPANIES		$46,841
Total Investments		$46,841
Liabilities in Excess of Other Assets, Net - (0.01)%		$(4)
TOTAL NET ASSETS - 100.00%		$46,837

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.59%
International Equity Funds	30.39%
Fixed Income Funds	12.76%
Specialty Funds	5.27%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2016 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	March 31, 2016	2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	297,257	$3,430		18,338	$205	7,038		$79	308,557	$3,556
Bond Market Index Fund	96,644	1,074		7,543	83	2,937		33	101,250	1,124
Diversified International Fund	334,323	4,137		22,623	236	8,617		91	348,329	4,282
Diversified Real Asset Fund	130,199	1,525		8,413	84	3,185		33	135,427	1,576
Global Multi-Strategy Fund	96,383	1,019		4,310	45	1,583		16	99,110	1,048
Global Opportunities Fund	218,031	2,420		12,023	129	4,528		49	225,526	2,500
Global Real Estate Securities Fund	257,948	2,036		14,711	125	5,272		45	267,387	2,116
High Yield Fund I	93,409	931		7,281	65	2,229		20	98,461	976
Inflation Protection Fund	49,662	425		3,168	26	1,214		10	51,616	441
International Emerging Markets Fund	41,527	1,140		2,544	47	956		18	43,115	1,169
LargeCap Growth Fund	175,049	1,855		6,685	61	7,011		67	174,723	1,849
LargeCap Growth Fund I	414,786	4,836		25,776	280	5,877		65	434,685	5,050
LargeCap S&P 500 Index Fund	355,694	4,560		21,775	293	8,270		111	369,199	4,741
LargeCap Value Fund	253,957	3,193		15,949	171	6,047		65	263,859	3,298
LargeCap Value Fund III	228,927	3,069		12,686	171	4,821		65	236,792	3,175
MidCap Growth Fund III	174,640	1,858		13,095	118	4,981		45	182,754	1,931
MidCap Value Fund III	96,332	1,662		7,025	118	2,674		45	100,683	1,735
Origin Emerging Markets Fund	101,786	1,001		6,438	48	2,426		19	105,798	1,030
Overseas Fund	382,879	3,946		26,954	236	10,252		90	399,581	4,092
SmallCap Growth Fund I	98,917	1,129		5,620	54	2,114		21	102,423	1,162
SmallCap Value Fund II	90,372	888		5,338	55	2,022		21	93,688	922
		$46,134			$2,650			$1,008		$47,773

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			7			—				—
High Yield Fund I			13			—				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			(1)				—
LargeCap S&P 500 Index Fund			—			(1)				—
LargeCap Value Fund			—			(1)				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$20			$(3)	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2050 Account
		March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 96.28%
Bond Market Index Fund (a)	18,657	$207
Diversified International Fund (a)	182,131	2,003
Diversified Real Asset Fund (a)	56,516	595
Global Multi-Strategy Fund (a)	46,857	495
Global Opportunities Fund (a)	126,770	1,427
Global Real Estate Securities Fund (a)	143,614	1,320
High Yield Fund I (a)	45,204	418
International Emerging Markets Fund (a)	23,782	487
LargeCap Growth Fund (a)	97,588	965
LargeCap Growth Fund I (a)	232,715	2,690
LargeCap S&P 500 Index Fund (a)	200,697	2,892
LargeCap Value Fund (a)	133,495	1,514
LargeCap Value Fund III (a)	125,463	1,799
MidCap Growth Fund III (a),(b)	101,065	980
MidCap Value Fund III (a)	54,868	992
Origin Emerging Markets Fund (a)	48,909	400
Overseas Fund (a)	204,275	1,867
SmallCap Growth Fund I (a),(b)	52,092	539
SmallCap Value Fund II (a)	50,891	570
		$22,160

Principal Variable Contracts Funds, Inc. Class 1 - 3.74%
Bond & Mortgage Securities Account (a)	75,821	861

TOTAL INVESTMENT COMPANIES		$23,021
Total Investments		$23,021
Liabilities in Excess of Other Assets, Net - (0.02)%		$(4)
TOTAL NET ASSETS - 100.00%		$23,017

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.23%
International Equity Funds	32.60%
Fixed Income Funds	6.45%
Specialty Funds	4.74%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2016 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	March 31, 2016	2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	76,513	$891		3,736	$42	4,428		$49	75,821	$884
Bond Market Index Fund	18,462	205		1,535	17	1,340		15	18,657	207
Diversified International Fund	184,810	2,324		9,863	104	12,542		130	182,131	2,298
Diversified Real Asset Fund	57,772	667		2,940	30	4,196		42	56,516	655
Global Multi-Strategy Fund	48,231	511		1,202	13	2,576		27	46,857	497
Global Opportunities Fund	129,613	1,414		5,368	58	8,211		88	126,770	1,384
Global Real Estate Securities Fund	145,380	1,133		6,574	57	8,340		70	143,614	1,120
High Yield Fund I	45,330	441		3,004	27	3,130		27	45,204	440
International Emerging Markets Fund	24,466	648		1,039	19	1,723		31	23,782	635
LargeCap Growth Fund	101,170	1,067		2,459	23	6,041		56	97,588	1,030
LargeCap Growth Fund I	234,387	2,738		11,385	126	13,057		142	232,715	2,716
LargeCap S&P 500 Index Fund	203,999	2,620		9,374	128	12,676		169	200,697	2,576
LargeCap Value Fund	135,905	1,694		6,871	75	9,281		99	133,495	1,666
LargeCap Value Fund III	127,386	1,716		5,459	75	7,382		99	125,463	1,692
MidCap Growth Fund III	102,470	1,052		5,690	52	7,095		63	101,065	1,041
MidCap Value Fund III	55,632	947		3,053	52	3,817		63	54,868	936
Origin Emerging Markets Fund	50,571	474		2,604	20	4,266		32	48,909	460
Overseas Fund	207,511	2,071		11,723	104	14,959		128	204,275	2,046
SmallCap Growth Fund I	52,959	565		2,407	24	3,274		32	52,092	557
SmallCap Value Fund II	51,717	484		2,261	24	3,087		31	50,891	477
		$23,662			$1,070			$1,393		$23,317

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			4			—				—
High Yield Fund I			6			(1)				—
International Emerging Markets Fund			—			(1)				—
LargeCap Growth Fund			—			(4)				—
LargeCap Growth Fund I			—			(6)				—
LargeCap S&P 500 Index Fund			—			(3)				—
LargeCap Value Fund			—			(4)				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			(2)				—
Overseas Fund			—			(1)				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$10			$(22)	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2060 Account
		March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.16%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 98.19%
Bond Market Index Fund (a)	1,245	$14
Diversified International Fund (a)	18,587	204
Diversified Real Asset Fund (a)	4,100	43
Global Multi-Strategy Fund (a)	4,182	44
Global Opportunities Fund (a)	13,291	150
Global Real Estate Securities Fund (a)	14,014	129
High Yield Fund I (a)	4,703	43
International Emerging Markets Fund (a)	2,796	57
LargeCap Growth Fund (a)	7,683	76
LargeCap Growth Fund I (a)	23,760	275
LargeCap S&P 500 Index Fund (a)	20,904	301
LargeCap Value Fund (a)	13,162	149
LargeCap Value Fund III (a)	12,215	175
MidCap Growth Fund III (a),(b)	10,558	102
MidCap Value Fund III (a)	5,693	103
Origin Emerging Markets Fund (a)	5,449	45
Overseas Fund (a)	21,007	192
SmallCap Growth Fund I (a),(b)	4,496	47
SmallCap Value Fund II (a)	4,389	49
		$2,198

Principal Variable Contracts Funds, Inc. Class 1 - 1.97%
Bond & Mortgage Securities Account (a)	3,835	44

TOTAL INVESTMENT COMPANIES		$2,242
Total Investments		$2,242
Liabilities in Excess of Other Assets, Net - (0.16)%		$(4)
TOTAL NET ASSETS - 100.00%		$2,238

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.06%
International Equity Funds	34.70%
Fixed Income Funds	4.50%
Specialty Funds	3.90%
Liabilities in Excess of Other Assets, Net	(0.16)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
March 31, 2016 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	March 31, 2016	2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	3,589	$41		566	$6	320		$3	3,835	$44
Bond Market Index Fund	1,162	13		220	2	137		1	1,245	14
Diversified International Fund	17,263	201		2,836	29	1,512		15	18,587	215
Diversified Real Asset Fund	3,741	44		754	8	395		4	4,100	48
Global Multi-Strategy Fund	3,924	43		460	5	202		2	4,182	46
Global Opportunities Fund	12,415	149		1,742	19	866		10	13,291	158
Global Real Estate Securities Fund	13,122	117		1,827	15	935		8	14,014	124
High Yield Fund I	4,317	44		740	7	354		3	4,703	48
International Emerging Markets Fund	2,613	60		354	7	171		4	2,796	63
LargeCap Growth Fund	7,947	87		956	9	1,220		12	7,683	84
LargeCap Growth Fund I	21,600	272		3,222	35	1,062		12	23,760	295
LargeCap S&P 500 Index Fund	19,561	278		2,797	38	1,454		21	20,904	295
LargeCap Value Fund	12,183	153		2,047	22	1,068		11	13,162	164
LargeCap Value Fund III	11,436	169		1,625	22	846		11	12,215	180
MidCap Growth Fund III	9,798	107		1,634	15	874		8	10,558	114
MidCap Value Fund III	5,287	103		877	15	471		9	5,693	109
Origin Emerging Markets Fund	5,003	48		864	6	418		3	5,449	51
Overseas Fund	19,436	210		3,375	29	1,804		16	21,007	223
SmallCap Growth Fund I	4,152	53		722	7	378		4	4,496	56
SmallCap Value Fund II	4,066	53		675	7	352		4	4,389	56
		$2,245			$303			$161		$2,387

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			—			—				—
High Yield Fund I			1			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$1			$—	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime Strategic Income Account
		March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 57.26%
Blue Chip Fund (a)	26,755	$420
Bond Market Index Fund (a)	209,090	2,323
Diversified International Fund (a)	50,918	560
Diversified Real Asset Fund (a)	62,346	657
Equity Income Fund (a)	35,912	918
Global Diversified Income Fund (a)	190,442	2,500
Global Multi-Strategy Fund (a)	90,772	959
Global Opportunities Fund (a)	18,154	204
Inflation Protection Fund (a)	332,264	2,828
International Emerging Markets Fund (a)	6,108	125
LargeCap Growth Fund I (a)	46,259	535
LargeCap S&P 500 Index Fund (a)	52,692	759
MidCap Fund (a)	25,513	538
Origin Emerging Markets Fund (a)	14,729	120
Overseas Fund (a)	64,398	589
SmallCap Growth Fund I (a),(b)	9,190	95
SmallCap Value Fund II (a)	8,957	100
		$14,230

Principal Variable Contracts Funds, Inc. Class 1 - 42.76%
Bond & Mortgage Securities Account (a)	566,824	6,439
Short-Term Income Account (a)	1,629,203	4,187
		$10,626
TOTAL INVESTMENT COMPANIES		$24,856
Total Investments		$24,856
Liabilities in Excess of Other Assets, Net - (0.02)%		$(4)
TOTAL NET ASSETS - 100.00%		$24,852

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		63.49%
Specialty Funds		16.56%
Domestic Equity Funds		13.54%
International Equity Funds		6.43%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2016 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	March 31, 2016	2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	26,805	$422		1,112	$16	1,162		$17	26,755	$421
Bond & Mortgage Securities Account	599,697	7,116		20,558	230	53,431		596	566,824	6,741
Bond Market Index Fund	209,794	2,335		8,074	89	8,778		97	209,090	2,327
Diversified International Fund	46,255	645		6,904	72	2,241		23	50,918	694
Diversified Real Asset Fund	62,393	645		2,269	22	2,316		23	62,346	644
Equity Income Fund	35,770	672		1,551	37	1,409		34	35,912	676
Global Diversified Income Fund	188,477	2,055		9,363	119	7,398		94	190,442	2,080
Global Multi-Strategy Fund	91,147	960		4,086	43	4,461		47	90,772	956
Global Opportunities Fund	18,242	195		1,039	11	1,127		12	18,154	194
Inflation Protection Fund	333,293	2,733		13,343	111	14,372		119	332,264	2,725
International Emerging Markets Fund	6,114	154		245	4	251		5	6,108	153
LargeCap Growth Fund I	46,325	537		1,496	16	1,562		17	46,259	536
LargeCap S&P 500 Index Fund	38,068	456		16,777	227	2,153		28	52,692	655
MidCap Fund	25,568	378		1,104	21	1,159		23	25,513	376
Origin Emerging Markets Fund	14,740	142		557	4	568		4	14,729	142
Overseas Fund	53,028	482		14,086	122	2,716		23	64,398	581
Short-Term Income Account	1,633,839	4,099		61,558	157	66,194		169	1,629,203	4,087
SmallCap Growth Fund I	9,207	75		537	5	554		6	9,190	74
SmallCap Value Fund II	8,981	71		496	5	520		5	8,957	71
		$24,172			$1,311			$1,342		$24,133

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$—	$			—
Bond & Mortgage Securities Account			—			(9)				—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Equity Income Fund			5			1				—
Global Diversified Income Fund			32			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
MidCap Fund			—			—				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			—				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$37			$(8)	$			—
Amounts in thousands except shares

See accompanying notes.

     Schedule of Investments Real Estate Securities Account March 31, 2016 (unaudited)

COMMON STOCKS - 98.76%	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
				Sector	Percent
Lodging - 0.87%				Financial	96.85%
Hilton Worldwide Holdings Inc	64,238	$1,447		Technology	1.04%
				Consumer, Cyclical	0.87%
Real Estate - 0.73%				Exchange Traded Funds	0.70%
CBRE Group Inc (a)	42,050	1,212		Other Assets in Excess of Liabilities, Net	0.54%
				TOTAL NET ASSETS	100.00%

REITS - 96.12%
Alexandria Real Estate Equities Inc	33,700	3,063
American Campus Communities Inc	28,424	1,338
American Tower Corp	25,149	2,575
Apartment Investment & Management Co	90,842	3,799
AvalonBay Communities Inc	44,310	8,428
Boston Properties Inc	57,782	7,343
Crown Castle International Corp	24,670	2,134
CubeSmart	119,389	3,976
DDR Corp	85,996	1,530
Duke Realty Corp	131,180	2,957
Education Realty Trust Inc	50,148	2,086
EPR Properties	44,147	2,941
Equinix Inc	24,740	8,182
Equity One Inc	112,199	3,216
Equity Residential	112,917	8,472
Essex Property Trust Inc	34,714	8,118
Extra Space Storage Inc	48,180	4,503
Federal Realty Investment Trust	9,953	1,553
First Industrial Realty Trust Inc	106,825	2,429
General Growth Properties Inc	234,937	6,985
Host Hotels & Resorts Inc	47,524	794
Hudson Pacific Properties Inc	4,477	129
Kilroy Realty Corp	36,546	2,261
Pebblebrook Hotel Trust	91,740	2,667
Physicians Realty Trust	69,830	1,297
Prologis Inc	163,774	7,236
Public Storage	25,562	7,051
Regency Centers Corp	26,640	1,994
Saul Centers Inc	32,164	1,705
Simon Property Group Inc	96,008	19,940
SL Green Realty Corp	49,625	4,808
Spirit Realty Capital Inc	243,300	2,737
STORE Capital Corp	107,039	2,770
Sun Communities Inc	43,922	3,145
Sunstone Hotel Investors Inc	198,722	2,782
Tanger Factory Outlet Centers Inc	21,715	790
Ventas Inc	19,351	1,218
Vornado Realty Trust	20,793	1,963
Welltower Inc	130,462	9,046
		$159,961

Software - 1.04%
InterXion Holding NV (a)	49,829	1,723

TOTAL COMMON STOCKS		$164,343
INVESTMENT COMPANIES - 0.70%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.70%
BlackRock Liquidity Funds FedFund Portfolio	1,173,133	1,173

TOTAL INVESTMENT COMPANIES		$1,173
Total Investments		$165,516
Other Assets in Excess of Liabilities, Net - 0.54%		$899
TOTAL NET ASSETS - 100.00%		$166,415

(a) Non-Income Producing Security

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 61.89%
Blue Chip Fund (a)	2,412,159	$37,871
Diversified International Fund (a)	6,546,860	72,016
EDGE MidCap Fund (a)	1,135,944	12,609
Global Diversified Income Fund (a)	1,215,332	15,957
Global Multi-Strategy Fund (a)	5,816,823	61,426
Global Real Estate Securities Fund (a)	1,869,000	17,176
High Yield Fund (a)	2,959,730	20,008
Inflation Protection Fund (a)	1,711,184	14,562
International Emerging Markets Fund (a)	735,959	15,072
LargeCap Growth Fund (a)	7,488,442	74,061
LargeCap Value Fund (a)	4,140,726	46,956
MidCap Value Fund I (a)	1,248,430	15,680
Preferred Securities Fund (a)	327,222	3,262
Principal Capital Appreciation Fund (a)	503,613	28,625
Short-Term Income Fund (a)	2,850,178	34,658
SmallCap Growth Fund I (a),(b)	80,537	833
SmallCap Value Fund II (a)	522,130	5,848
Small-MidCap Dividend Income Fund (a)	1,959,876	26,027
		$502,647

Principal Variable Contracts Funds, Inc. Class 1 - 38.13%
Equity Income Account (a)	3,930,902	87,502
Government & High Quality Bond Account (a)	5,553,972	57,706
Income Account (a)	10,857,294	114,327
MidCap Account (a)	899,143	50,145
		$309,680
TOTAL INVESTMENT COMPANIES		$812,327
Total Investments		$812,327
Liabilities in Excess of Other Assets, Net - (0.02)%		$(183)
TOTAL NET ASSETS - 100.00%		$812,144

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	47.53%
Fixed Income Funds	30.11%
International Equity Funds	12.85%
Specialty Funds	9.53%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
March 31, 2016 (unaudited)

	December 31,	December 31,							March 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales	Sales	March 31, 2016	2016
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,440,914	$33,609		2,391	$37	31,146	$474	2,412,159	$33,156
Diversified International Fund	6,588,088	79,090		9,095	98	50,323	537	6,546,860	78,576
EDGE MidCap Fund	1,131,594	11,323		4,350	47	—	—	1,135,944	11,370
Equity Income Account	4,025,769	44,250		2,193	48	97,060	2,091	3,930,902	43,111
Global Diversified Income Fund	1,256,285	16,854		16,733	215	57,686	736	1,215,332	16,255
Global Multi-Strategy Fund	5,995,036	63,524		1,272	13	179,485	1,879	5,816,823	61,531
Global Real Estate Securities Fund	1,883,207	16,452		5,779	53	19,986	180	1,869,000	16,312
Government & High Quality Bond	6,027,135	59,077		4,873	50	478,036	4,936	5,553,972	54,346
Account
High Yield Fund	2,999,235	20,587		53,013	353	92,518	611	2,959,730	20,255
Income Account	11,505,107	111,522		8,443	88	656,256	6,770	10,857,294	104,749
Inflation Protection Fund	1,824,644	15,601		—	—	113,460	943	1,711,184	14,624
International Emerging Markets Fund	734,130	17,239		1,829	36	—	—	735,959	17,275
LargeCap Growth Fund	7,549,511	80,561		9,674	94	70,743	690	7,488,442	79,897
LargeCap Value Fund	4,231,177	53,947		3,652	41	94,103	1,036	4,140,726	52,760
MidCap Account	934,285	41,596		—	—	35,142	1,814	899,143	39,515
MidCap Value Fund I	1,262,939	18,620		—	—	14,509	180	1,248,430	18,378
Preferred Securities Fund	349,401	1,926		4,266	42	26,445	264	327,222	1,789
Principal Capital Appreciation Fund	511,378	26,010		547	30	8,312	459	503,613	25,565
Short-Term Income Fund	3,041,351	37,097		14,793	179	205,966	2,491	2,850,178	34,764
SmallCap Growth Fund I	80,537	821		—	—	—	—	80,537	821
SmallCap Value Fund II	522,130	5,225		—	—	—	—	522,130	5,225
Small-MidCap Dividend Income Fund	1,969,184	21,334		12,440	164	21,748	284	1,959,876	21,193
		$776,265			$1,588		$26,375		$751,467

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$(16)			$—
Diversified International Fund			—			(75)			—
EDGE MidCap Fund			—			—			—
Equity Income Account			—			904			—
Global Diversified Income Fund			203			(78)			—
Global Multi-Strategy Fund			—			(127)			—
Global Real Estate Securities Fund			52			(13)			—
Government & High Quality Bond Account			—			155			—
High Yield Fund			326			(74)			—
Income Account			—			(91)			—
Inflation Protection Fund			—			(34)			—
International Emerging Markets Fund			—			—			—
LargeCap Growth Fund			—			(68)			—
LargeCap Value Fund			—			(192)			—
MidCap Account			—			(267)			—
MidCap Value Fund I			—			(62)			—
Preferred Securities Fund			42			85			—
Principal Capital Appreciation Fund			—			(16)			—
Short-Term Income Fund			155			(21)			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			—			—
Small-MidCap Dividend Income Fund			143			(21)			—
			$921			$(11)			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 54.26%
Blue Chip Fund (a)	374,095	$5,873
Diversified International Fund (a)	1,141,869	12,561
EDGE MidCap Fund (a)	206,276	2,290
Global Diversified Income Fund (a)	529,514	6,952
Global Multi-Strategy Fund (a)	1,023,146	10,804
Global Real Estate Securities Fund (a)	337,766	3,104
High Yield Fund (a)	1,507,373	10,190
Inflation Protection Fund (a)	607,315	5,168
International Emerging Markets Fund (a)	131,700	2,697
LargeCap Growth Fund (a)	1,389,154	13,739
LargeCap Value Fund (a)	731,228	8,292
MidCap Value Fund I (a)	314,942	3,956
Preferred Securities Fund (a)	98,952	987
Principal Capital Appreciation Fund (a)	93,351	5,306
Short-Term Income Fund (a)	1,247,605	15,171
SmallCap Growth Fund I (a),(b)	22,814	236
SmallCap Value Fund II (a)	75,149	842
Small-MidCap Dividend Income Fund (a)	337,163	4,477
		$112,645

Principal Variable Contracts Funds, Inc. Class 1 - 45.76%
Bond & Mortgage Securities Account (a)	340,946	3,873
Equity Income Account (a)	637,215	14,184
Government & High Quality Bond Account (a)	2,438,837	25,340
Income Account (a)	4,193,821	44,161
MidCap Account (a)	133,403	7,440
		$94,998
TOTAL INVESTMENT COMPANIES		$207,643
Total Investments		$207,643
Liabilities in Excess of Other Assets, Net - (0.02)%		$(48)
TOTAL NET ASSETS - 100.00%		$207,595

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50.53%
Domestic Equity Funds		32.10%
International Equity Funds		8.84%
Specialty Funds		8.55%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2016 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	March 31, 2016	2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	381,066	$5,182		5,022	$73	11,993		$182	374,095	$5,068
Bond & Mortgage Securities Account	361,536	4,188		503	6	21,093		235	340,946	3,947
Diversified International Fund	1,135,539	13,602		13,874	145	7,544		81	1,141,869	13,656
EDGE MidCap Fund	200,025	2,004		6,251	61	—		—	206,276	2,065
Equity Income Account	647,180	7,385		7,845	159	17,810		384	637,215	7,166
Global Diversified Income Fund	527,156	7,128		14,649	188	12,291		159	529,514	7,142
Global Multi-Strategy Fund	1,057,639	11,233		1,600	17	36,093		379	1,023,146	10,848
Global Real Estate Securities Fund	336,575	2,793		4,271	37	3,080		28	337,766	2,800
Government & High Quality Bond	2,583,126	25,967		14,155	146	158,444		1,631	2,438,837	24,488
Account
High Yield Fund	1,493,780	10,355		44,476	295	30,883		206	1,507,373	10,416
Income Account	4,371,893	43,482		22,723	235	200,795		2,072	4,193,821	41,590
Inflation Protection Fund	640,200	5,483		4,660	38	37,545		311	607,315	5,198
International Emerging Markets Fund	131,490	3,058		210	4	—		—	131,700	3,062
LargeCap Growth Fund	1,414,555	15,174		16,987	160	42,388		425	1,389,154	14,835
LargeCap Value Fund	745,921	9,462		9,041	96	23,734		267	731,228	9,251
MidCap Account	142,866	6,086		—	—	9,463		499	133,403	5,526
MidCap Value Fund I	323,163	4,827		—	—	8,221		97	314,942	4,690
Preferred Securities Fund	105,822	584		1,428	14	8,298		83	98,952	541
Principal Capital Appreciation Fund	96,117	4,887		612	32	3,378		187	93,351	4,726
Short-Term Income Fund	1,317,268	16,067		10,770	131	80,433		973	1,247,605	15,216
SmallCap Growth Fund I	22,814	233		—	—	—		—	22,814	233
SmallCap Value Fund II	78,572	781		—	—	3,423		37	75,149	738
Small-MidCap Dividend Income Fund	338,795	3,658		4,182	52	5,814		74	337,163	3,628
		$203,619			$1,889			$8,310		$196,830

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$(5)	$			—
Bond & Mortgage Securities Account			—			(12)				—
Diversified International Fund			—			(10)				—
EDGE MidCap Fund			—			—				—
Equity Income Account			—			6				—
Global Diversified Income Fund			88			(15)				—
Global Multi-Strategy Fund			—			(23)				—
Global Real Estate Securities Fund			9			(2)				—
Government & High Quality Bond Account			—			6				—
High Yield Fund			165			(28)				—
Income Account			—			(55)				—
Inflation Protection Fund			—			(12)				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			(74)				—
LargeCap Value Fund			—			(40)				—
MidCap Account			—			(61)				—
MidCap Value Fund I			—			(40)				—
Preferred Securities Fund			13			26				—
Principal Capital Appreciation Fund			—			(6)				—
Short-Term Income Fund			67			(9)				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			(6)				—
Small-MidCap Dividend Income Fund			25			(8)				—
			$367			$(368)	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	SAM Conservative Growth Portfolio
		March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 72.49%
Blue Chip Fund (a)	1,102,879	$17,315
Diversified International Fund (a)	3,033,014	33,363
Diversified Real Asset Fund (a)	926,099	9,752
EDGE MidCap Fund (a)	549,616	6,101
Global Multi-Strategy Fund (a)	2,718,852	28,711
Global Real Estate Securities Fund (a)	839,758	7,717
High Yield Fund (a)	266,078	1,799
LargeCap Growth Fund (a)	3,575,412	35,361
LargeCap Value Fund (a)	2,333,290	26,460
MidCap Value Fund I (a)	598,661	7,519
Origin Emerging Markets Fund (a)	721,581	5,895
Preferred Securities Fund (a)	31,956	319
Principal Capital Appreciation Fund (a)	263,303	14,966
Short-Term Income Fund (a)	359,372	4,370
SmallCap Growth Fund I (a),(b)	54,690	565
SmallCap Value Fund II (a)	135,728	1,520
Small-MidCap Dividend Income Fund (a)	930,402	12,356
		$214,089

Principal Variable Contracts Funds, Inc. Class 1 - 27.54%
Equity Income Account (a)	1,493,930	33,255
Government & High Quality Bond Account (a)	682,214	7,088
Income Account (a)	1,464,688	15,423
MidCap Account (a)	458,751	25,585
		$81,351
TOTAL INVESTMENT COMPANIES		$295,440
Total Investments		$295,440
Liabilities in Excess of Other Assets, Net - (0.03)%		$(83)
TOTAL NET ASSETS - 100.00%		$295,357

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.28%
International Equity Funds	15.91%
Specialty Funds	13.02%
Fixed Income Funds	9.82%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2016 (unaudited)

	December 31,	December 31,								March 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	March 31, 2016	2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	1,111,025	$15,518		8,481	$124	16,627		$249	1,102,879	$15,381
Diversified International Fund	3,025,803	36,301		29,108	302	21,897		233	3,033,014	36,336
Diversified Real Asset Fund	920,741	10,746		12,536	124	7,178		71	926,099	10,782
EDGE MidCap Fund	537,208	5,383		12,408	123	—		—	549,616	5,506
Equity Income Account	1,513,545	16,638		10,556	217	30,171		647	1,493,930	16,403
Global Multi-Strategy Fund	2,773,301	29,772		9,717	102	64,166		671	2,718,852	29,157
Global Real Estate Securities Fund	854,024	7,335		6,740	59	21,006		183	839,758	7,196
Government & High Quality Bond	714,463	6,897		2,134	22	34,383		356	682,214	6,563
Account
High Yield Fund	261,726	1,777		4,352	29	—		—	266,078	1,806
Income Account	1,518,855	14,875		4,988	51	59,155		614	1,464,688	14,284
LargeCap Growth Fund	3,610,714	38,819		24,467	229	59,769		569	3,575,412	38,346
LargeCap Value Fund	2,359,440	30,134		14,482	155	40,632		447	2,333,290	29,758
MidCap Account	466,280	23,255		1,926	99	9,455		497	458,751	22,790
MidCap Value Fund I	610,988	9,008		299	4	12,626		150	598,661	8,802
Origin Emerging Markets Fund	714,892	6,983		6,689	50	—		—	721,581	7,033
Preferred Securities Fund	31,551	191		405	4	—		—	31,956	195
Principal Capital Appreciation Fund	267,670	13,618		1,335	71	5,702		313	263,303	13,362
Short-Term Income Fund	377,762	4,608		2,835	34	21,225		257	359,372	4,383
SmallCap Growth Fund I	54,690	557		—	—	—		—	54,690	557
SmallCap Value Fund II	135,728	1,349		—	—	—		—	135,728	1,349
Small-MidCap Dividend Income Fund	943,024	10,819		9,539	121	22,161		276	930,402	10,629
		$284,583			$1,920			$5,533		$280,618

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$(12)	$			—
Diversified International Fund			—			(34)				—
Diversified Real Asset Fund			—			(17)				—
EDGE MidCap Fund			—			—				—
Equity Income Account			—			195				—
Global Multi-Strategy Fund			—			(46)				—
Global Real Estate Securities Fund			23			(15)				—
Government & High Quality Bond Account			—			—				—
High Yield Fund			29			—				—
Income Account			—			(28)				—
LargeCap Growth Fund			—			(133)				—
LargeCap Value Fund			—			(84)				—
MidCap Account			—			(67)				—
MidCap Value Fund I			—			(60)				—
Origin Emerging Markets Fund			—			—				—
Preferred Securities Fund			4			—				—
Principal Capital Appreciation Fund			—			(14)				—
Short-Term Income Fund			20			(2)				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
Small-MidCap Dividend Income Fund			67			(35)				—
			$143			$(352)	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Flexible Income Portfolio
		March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 46.23%
Diversified International Fund (a)	497,791	$5,476
Global Diversified Income Fund (a)	1,073,802	14,099
Global Real Estate Securities Fund (a)	252,373	2,319
High Yield Fund (a)	2,575,963	17,413
Inflation Protection Fund (a)	1,074,363	9,143
International Emerging Markets Fund (a)	128,017	2,622
LargeCap Growth Fund (a)	895,856	8,860
LargeCap Value Fund (a)	767,972	8,709
Preferred Securities Fund (a)	113,876	1,135
Short-Term Income Fund (a)	1,622,746	19,733
SmallCap Growth Fund I (a),(b)	21,899	226
Small-MidCap Dividend Income Fund (a)	773,329	10,270
		$100,005

Principal Variable Contracts Funds, Inc. Class 1 - 53.79%
Bond & Mortgage Securities Account (a)	414,484	4,709
Equity Income Account (a)	1,001,228	22,287
Government & High Quality Bond Account (a)	2,134,672	22,179
Income Account (a)	6,381,646	67,199
		$116,374
TOTAL INVESTMENT COMPANIES		$216,379
Total Investments		$216,379
Liabilities in Excess of Other Assets, Net - (0.02)%		$(50)
TOTAL NET ASSETS - 100.00%		$216,329

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65.41%
Domestic Equity Funds	23.28%
Specialty Funds	6.52%
International Equity Funds	4.81%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2016 (unaudited)

	December 31,	December 31,						March 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	March 31, 2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	442,110	$5,077	316	$4	27,942	$312	414,484	$4,754
Diversified International Fund	496,988	5,992	3,205	34	2,402	26	497,791	5,997
Equity Income Account	1,017,304	13,672	6,568	136	22,644	495	1,001,228	13,294
Global Diversified Income Fund	1,102,223	14,944	18,182	234	46,603	597	1,073,802	14,509
Global Real Estate Securities Fund	254,366	1,870	1,551	14	3,544	33	252,373	1,851
Government & High Quality Bond	2,323,031	22,935	4,910	51	193,269	1,997	2,134,672	21,047
Account
High Yield Fund	2,574,650	18,178	51,978	345	50,665	339	2,575,963	18,129
Income Account	6,746,577	67,504	10,196	105	375,127	3,869	6,381,646	63,543
Inflation Protection Fund	1,164,057	10,008	4,360	36	94,054	779	1,074,363	9,233
International Emerging Markets Fund	127,707	2,996	310	6	—	—	128,017	3,002
LargeCap Growth Fund	899,351	9,596	5,067	48	8,562	85	895,856	9,552
LargeCap Value Fund	774,738	9,910	4,676	50	11,442	130	767,972	9,810
Preferred Securities Fund	112,433	581	1,443	14	—	—	113,876	595
Short-Term Income Fund	1,766,666	21,548	11,147	135	155,067	1,875	1,622,746	19,792
SmallCap Growth Fund I	21,899	223	—	—	—	—	21,899	223
Small-MidCap Dividend Income Fund	788,795	8,326	7,402	94	22,868	288	773,329	8,128
		$213,360		$1,306		$10,825		$203,459

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$—			$(15)			$—
Diversified International Fund		—			(3)			—
Equity Income Account		—			(19)			—
Global Diversified Income Fund		180			(72)			—
Global Real Estate Securities Fund		7			—			—
Government & High Quality Bond Account		—			58			—
High Yield Fund		284			(55)			—
Income Account		—			(197)			—
Inflation Protection Fund		—			(32)			—
International Emerging Markets Fund		—			—			—
LargeCap Growth Fund		—			(7)			—
LargeCap Value Fund		—			(20)			—
Preferred Securities Fund		14			—			—
Short-Term Income Fund		89			(16)			—
SmallCap Growth Fund I		—			—			—
Small-MidCap Dividend Income Fund		56			(4)			—
		$630			$(382)			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	SAM Strategic Growth Portfolio
		March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 86.68%
Diversified International Fund (a)	3,920,846	$43,129
Global Multi-Strategy Fund (a)	1,775,762	18,752
Global Real Estate Securities Fund (a)	1,047,951	9,631
LargeCap Growth Fund (a)	2,931,656	28,994
LargeCap Value Fund (a)	2,271,426	25,758
MidCap Value Fund I (a)	1,123,899	14,116
Origin Emerging Markets Fund (a)	1,538,479	12,569
Principal Capital Appreciation Fund (a)	637,470	36,234
SmallCap Growth Fund I (a),(b)	172,327	1,782
SmallCap Value Fund II (a)	373,182	4,180
Small-MidCap Dividend Income Fund (a)	753,935	10,012
		$205,157

Principal Variable Contracts Funds, Inc. Class 1 - 13.35%
Equity Income Account (a)	1,420,023	31,610

TOTAL INVESTMENT COMPANIES		$236,767
Total Investments		$236,767
Liabilities in Excess of Other Assets, Net - (0.03)%		$(69)
TOTAL NET ASSETS - 100.00%		$236,698

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.51%
International Equity Funds	27.60%
Specialty Funds	7.92%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2016 (unaudited)

	December 31,	December 31,							March 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	March 31, 2016	2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Diversified International Fund	3,917,353	$47,239	55,730	$583	52,237		$545	3,920,846	$47,185
Equity Income Account	1,422,410	17,012	18,012	375	20,399		425	1,420,023	16,928
Global Multi-Strategy Fund	1,787,200	19,700	17,161	179	28,599		299	1,775,762	19,559
Global Real Estate Securities Fund	1,079,728	9,045	3,149	29	34,926		295	1,047,951	8,750
LargeCap Growth Fund	2,965,787	31,636	25,424	239	59,555		556	2,931,656	31,216
LargeCap Value Fund	2,306,645	29,451	19,724	214	54,943		591	2,271,426	28,947
MidCap Value Fund I	1,123,475	16,971	17,626	205	17,202		201	1,123,899	16,889
Origin Emerging Markets Fund	1,500,832	14,639	37,647	282	—		—	1,538,479	14,921
Principal Capital Appreciation Fund	645,685	34,836	6,380	341	14,595		776	637,470	34,286
SmallCap Growth Fund I	169,691	1,694	2,636	26	—		—	172,327	1,720
SmallCap Value Fund II	371,230	3,551	1,952	20	—		—	373,182	3,571
Small-MidCap Dividend Income Fund	758,383	8,776	12,112	151	16,560		199	753,935	8,694
		$234,550		$2,644			$3,887		$232,666

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Diversified International Fund		$—			$(92)	$			—
Equity Income Account		—			(34)				—
Global Multi-Strategy Fund		—			(21)				—
Global Real Estate Securities Fund		29			(29)				—
LargeCap Growth Fund		—			(103)				—
LargeCap Value Fund		—			(127)				—
MidCap Value Fund I		—			(86)				—
Origin Emerging Markets Fund		—			—				—
Principal Capital Appreciation Fund		—			(115)				—
SmallCap Growth Fund I		—			—				—
SmallCap Value Fund II		—			—				—
Small-MidCap Dividend Income Fund		55			(34)				—
		$84			$(641)	$			—
Amounts in thousands except shares

See accompanying notes.

     Schedule of Investments Short-Term Income Account March 31, 2016 (unaudited)

INVESTMENT COMPANIES - 1.93%	Shares Held Value (000's)				Principal
			BONDS (continued)		Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.93%
BlackRock Liquidity Funds FedFund Portfolio	3,116,167	$3,116	Automobile Asset Backed Securities (continued)
			CPS Auto Receivables Trust 2013-D
TOTAL INVESTMENT COMPANIES		$3,116	1.54%, 07/16/2018(a),(b)		$125	$124
	Principal		CPS Auto Receivables Trust 2014-B
BONDS- 97.71%	Amount (000's) Value (000's)		1.11%, 11/15/2018(a)		100	99
			CPS Auto Receivables Trust 2014-C
Aerospace & Defense - 0.63%			1.31%, 02/15/2019(a),(b)		356	354
Lockheed Martin Corp			3.77%, 08/17/2020(a)		200	198
1.85%, 11/23/2018	$500	$506	CPS Auto Receivables Trust 2014-D
2.50%, 11/23/2020	500	512	1.49%, 04/15/2019(a)		342	340
		$1,018	CPS Auto Receivables Trust 2015-C
			1.77%, 06/17/2019(a)		591	590
Agriculture - 0.90%
			CPS Auto Trust
Cargill Inc			1.48%, 03/16/2020(a)		94	93
6.00%, 11/27/2017(a)	1,347	1,446
			Ford Credit Auto Owner Trust 2015-REV2
			2.44%, 01/15/2027(a),(b)		673	680
Airlines - 0.98%			Ford Credit Auto Owner Trust/Ford Credit
Delta Air Lines 2009-1 Class A Pass Through			2014-RE	V1
Trust			2.26%, 11/15/2025(a),(b)		673	682
7.75%, 06/17/2021	833	935	Santander Drive Auto Receivables Trust 2013-
UAL 2009-1 Pass Through Trust			1
10.40%, 05/01/2018	52	54	1.76%, 01/15/2019		871	872
UAL 2009-2A Pass Through Trust			Santander Drive Auto Receivables Trust 2013-
9.75%, 01/15/2017	567	596	5
		$1,585	1.55%, 10/15/2018		696	696
			2.25%, 06/17/2019(b)		45	45
Automobile Asset Backed Securities - 11.19%			Santander Drive Auto Receivables Trust 2014-
AmeriCredit Automobile Receivables 2015-4			1
1.26%, 04/08/2019	500	500	1.59%, 10/15/2018		211	211
AmeriCredit Automobile Receivables 2016-1			2.36%, 04/15/2020		997	1,000
1.52%, 06/10/2019	500	501	Santander Drive Auto Receivables Trust 2014-
AmeriCredit Automobile Receivables Trust			2
2013-1			1.62%, 02/15/2019		330	330
1.57%, 01/08/2019	375	375	Santander Drive Auto Receivables Trust 2014-
AmeriCredit Automobile Receivables Trust			3
2013-5			2.13%, 08/17/2020(b)		273	273
2.86%, 12/09/2019(b)	1,202	1,211
			Westlake Automobile Receivables Trust 2014-
AmeriCredit Automobile Receivables Trust			2
2014-1			0.97%, 10/16/2017(a),(b)		66	66
2.15%, 03/09/2020(b)	100	100
2.54%, 06/08/2020(b)	875	869	Westlake Automobile Receivables Trust 2015-
			1
AmeriCredit Automobile Receivables Trust			1.17%, 03/15/2018(a),(b)		235	235
2014-2
2.57%, 07/08/2020(b)	395	393	Westlake Automobile Receivables Trust 2015-
			2
AmeriCredit Automobile Receivables Trust			1.28%, 07/16/2018(a),(b)		676	675
2014-3
0.64%, 04/09/2018	181	181	Westlake Automobile Receivables Trust 2015-
2.58%, 09/08/2020(b)	100	100	3
			1.42%, 05/17/2021(a),(b)		1,000	1,000
AmeriCredit Automobile Receivables Trust			Westlake Automobile Receivables Trust 2016-
2015-1			1
0.77%, 04/09/2018	313	313	1.82%, 01/15/2019(a)		500	500
AmeriCredit Automobile Receivables Trust
2015-2						$18,026
0.83%, 09/10/2018(b)	291	290	Automobile Floor Plan Asset Backed Securities - 0.93%
Capital Auto Receivables Asset Trust 2013-1			CNH Wholesale Master Note Trust
0.97%, 01/22/2018	328	328	1.04%, 08/15/2019(a),(b)		841	840
1.29%, 04/20/2018	536	536	Volkswagen Credit Auto Master Trust
1.74%, 10/22/2018	663	663	0.78%, 07/22/2019(a),(b)		673	663
Capital Auto Receivables Asset Trust 2013-3						$1,503
2.32%, 07/20/2018	305	306
Capital Auto Receivables Asset Trust 2014-1			Automobile Manufacturers - 2.39%
2.22%, 01/22/2019	388	389	Daimler Finance North America LLC
			1.05%, 03/02/2018(a),(b)		505	499
2.84%, 04/22/2019	245	248	1.38%, 08/01/2017(a)		336	337
Capital Auto Receivables Asset Trust 2014-2
2.03%, 12/20/2018	495	496	Ford Motor Credit Co LLC
Capital Auto Receivables Asset Trust 2014-3			3.98%, 06/15/2016		1,299	1,307
0.75%, 02/21/2017(b)	64	64	PACCAR Financial Corp
CPS Auto Receivables Trust 2013-A			1.45%, 03/09/2018		336	337
1.31%, 06/15/2020(a),(b)	489	484	2.20%, 09/15/2019		673	686
CPS Auto Receivables Trust 2013-B			Toyota Motor Credit Corp
1.82%, 09/15/2020(a),(b)	275	274	2.10%, 01/17/2019		673	687
CPS Auto Receivables Trust 2013-C						$3,853
1.64%, 04/16/2018(a)	90	90
4.30%, 08/15/2019(a)	250	252

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2016 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks- 15.47%			Biotechnology (continued)
Bank of America Corp			Biogen Inc
2.60%, 01/15/2019	$500	$508	2.90%, 09/15/2020	$1,000	$1,029
2.63%, 10/19/2020	500	503	Gilead Sciences Inc
Bank of America NA			1.85%, 09/04/2018	250	254
0.93%, 06/15/2017(b)	750	745	2.55%, 09/01/2020	250	257
5.30%, 03/15/2017	2,126	2,200			$2,229
Bank of New York Mellon Corp/The
2.20%, 05/15/2019	673	684	Chemicals - 0.92%
2.50%, 04/15/2021	300	306	Airgas Inc
BB&T Corp			1.65%, 02/15/2018	808	807
1.28%, 02/01/2019(b)	336	332	Chevron Phillips Chemical Co LLC / Chevron
			Phillips Chemical Co LP
Branch Banking & Trust Co			1.70%, 05/01/2018(a)	505	502
0.92%, 05/23/2017(b)	450	449
			2.45%, 05/01/2020(a)	168	166
0.95%, 09/13/2016(b)	875	874
Capital One Financial Corp					$1,475
6.15%, 09/01/2016	386	394	Commercial Mortgage Backed Securities - 2.69%
Capital One NA/Mclean VA			Ginnie Mae
1.30%, 02/05/2018(b)	673	670	0.59%, 07/16/2054(b)	3,066	147
1.65%, 02/05/2018	673	668	0.69%, 03/16/2049(b)	4,323	168
Citigroup Inc			0.82%, 09/16/2055(b)	5,544	308
1.70%, 04/27/2018	1,010	1,006	0.84%, 01/16/2054(b)	3,351	187
Fifth Third Bank/Cincinnati OH			0.85%, 06/16/2055(b)	5,988	321
2.30%, 03/15/2019	400	404	0.88%, 03/16/2052(b)	3,124	215
Goldman Sachs Group Inc/The			0.88%, 10/16/2054(b)	4,046	197
1.72%, 11/15/2018(b)	841	841	0.89%, 10/16/2054(b)	3,390	192
1.78%, 04/23/2020(b)	1,010	1,004	0.92%, 01/16/2055(b)	6,086	306
2.60%, 04/23/2020	202	204	0.95%, 02/16/2055(b)	6,253	271
JPMorgan Chase Bank NA			0.96%, 10/16/2054(b)	4,079	222
5.88%, 06/13/2016	841	849	1.12%, 06/16/2045(b)	7,672	505
6.00%, 10/01/2017	2,020	2,145	1.14%, 08/16/2042(b)	9,823	630
KeyBank NA/Cleveland OH			1.17%, 02/16/2046(b)	6,026	414
1.70%, 06/01/2018	500	500	1.20%, 07/16/2056(b)	662	54
2.35%, 03/08/2019	400	404	1.41%, 12/16/2036(b)	2,783	192
Morgan Stanley					$4,329
1.47%, 01/24/2019(b)	1,852	1,839
1.88%, 01/05/2018	336	337	Computers - 1.66%
2.13%, 04/25/2018	250	252	Apple Inc
National City Bank/Cleveland OH			1.00%, 05/03/2018	336	337
1.01%, 06/07/2017(b)	500	496	1.70%, 02/22/2019	200	203
PNC Bank NA			1.75%, 02/23/2021(b)	250	253
4.88%, 09/21/2017	1,145	1,198	Hewlett Packard Enterprise Co
6.88%, 04/01/2018	250	274	2.45%, 10/05/2017(a)	500	503
PNC Funding Corp			2.85%, 10/05/2018(a)	350	356
5.63%, 02/01/2017	269	278	International Business Machines Corp
SunTrust Bank/Atlanta GA			1.95%, 02/12/2019	500	509
7.25%, 03/15/2018	510	559	2.25%, 02/19/2021	500	511
SunTrust Banks Inc					$2,672
2.90%, 03/03/2021	400	406	Credit Card Asset Backed Securities - 1.29%
US Bank NA/Cincinnati OH
1.10%, 10/28/2019(b)	841	832	Cabela's Credit Card Master Note Trust
			0.79%, 03/16/2020(b)	262	261
Wells Fargo & Co			0.89%, 07/15/2022(b)	505	497
2.55%, 12/07/2020	500	509	0.92%, 06/15/2020(a),(b)	336	335
2.60%, 07/22/2020	673	689	0.97%, 02/18/2020(a),(b)	478	478
Wells Fargo Bank NA			1.09%, 08/16/2021(a),(b)	505	504
1.65%, 01/22/2018	750	756			$2,075
6.00%, 11/15/2017	750	804
		$24,919	Diversified Financial Services - 2.29%
			GE Capital International Funding Co
Beverages - 1.66%			0.96%, 04/15/2016(a)	1,791	1,791
Anheuser-Busch InBev Finance Inc			Murray Street Investment Trust I
1.90%, 02/01/2019	250	254	4.65%, 03/09/2017(b)	1,852	1,904
2.15%, 02/01/2019	336	343			$3,695
2.65%, 02/01/2021	750	771
PepsiCo Inc			Electric - 3.79%
1.00%, 10/13/2017	250	250	Black Hills Corp
2.15%, 10/14/2020	500	513	2.50%, 01/11/2019	100	101
SABMiller Holdings Inc			Dominion Resources Inc/VA
2.45%, 01/15/2017(a)	535	540	1.40%, 09/15/2017	673	670
		$2,671	Indiantown Cogeneration LP
			9.77%, 12/15/2020	223	247
Biotechnology - 1.38%			NextEra Energy Capital Holdings Inc
Amgen Inc			1.59%, 06/01/2017	336	336
2.20%, 05/22/2019	673	689	7.30%, 09/01/2067(b)	673	628

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)				Home Equity Asset Backed Securities (continued)
Public Service Co of New Mexico				New Century Home Equity Loan Trust 2005-
7.95%, 05/15/2018		$1,515	$1,696	3
San Diego Gas & Electric Co				0.91%, 07/25/2035(b)	$83	$83
1.91%, 02/01/2022		173	172	RASC Series 2003-KS10 Trust
Southern California Edison Co				4.47%, 03/25/2032	48	48
1.85%, 02/01/2022		355	350	RASC Series 2005-AHL2 Trust
Talen Energy Supply LLC				0.78%, 10/25/2035(b)	171	168
6.50%, 05/01/2018		168	163	RASC Series 2005-EMX2 Trust
Texas-New Mexico Power Co				0.94%, 07/25/2035(b)	189	187
9.50%, 04/01/2019(a)		202	239	Soundview Home Loan Trust 2005-CTX1
TransAlta Corp				0.85%, 11/25/2035(b)	201	199
6.65%, 05/15/2018		1,515	1,507	Structured Asset Securities Corp Mortgage
			$6,109	Loan Trust Series 2005-GEL4
				1.06%, 08/25/2035(b)	171	166
Finance - Mortgage Loan/Banker - 9.19%				Terwin Mortgage Trust Series TMTS 2005-
Fannie Mae				14HE
1.50%, 11/30/2020		1,500	1,515	4.85%, 08/25/2036(b)	110	112
1.63%, 01/21/2020		6,214	6,321	Wells Fargo Home Equity Asset-Backed
1.75%, 09/12/2019		1,183	1,212	Securities 2004-2 Trust
1.88%, 12/28/2020		1,800	1,847	1.27%, 10/25/2034(b)	35	35
Freddie Mac				5.00%, 10/25/2034	860	857
1.38%, 05/01/2020		1,852	1,866			$2,875
1.75%, 05/30/2019		2,000	2,048
			$14,809	Home Furnishings - 0.63%
				Samsung Electronics America Inc
Food- 0.38%				1.75%, 04/10/2017(a)	1,010	1,009
Kraft Heinz Foods Co
1.60%, 06/30/2017(a)		336	337
2.00%, 07/02/2018(a)		269	272	Housewares - 0.25%
			$609	Newell Rubbermaid Inc
				2.60%, 03/29/2019	200	203
Gas- 0.79%				3.15%, 04/01/2021	200	205
Laclede Group Inc/The						$408
1.37%, 08/15/2017(b)		1,279	1,274
				Insurance - 6.58%
				Berkshire Hathaway Finance Corp
Healthcare - Products - 1.44%				1.60%, 05/15/2017	510	514
Abbott Laboratories				1.70%, 03/15/2019	500	507
2.00%, 03/15/2020		847	859	Berkshire Hathaway Inc
Becton Dickinson and Co				2.20%, 03/15/2021	400	409
1.80%, 12/15/2017		336	338	2.75%, 03/15/2023	500	510
2.68%, 12/15/2019		336	344	Hartford Financial Services Group Inc/The
Medtronic Inc				8.13%, 06/15/2068(b)	1,028	1,097
1.43%, 03/15/2020(b)		250	249
				Lincoln National Corp
2.50%, 03/15/2020		505	523	7.00%, 05/17/2066(b)	336	220
			$2,313	MassMutual Global Funding II
Healthcare - Services - 0.95%				2.00%, 04/05/2017(a)	370	374
Anthem Inc				2.10%, 08/02/2018(a)	505	510
5.88%, 06/15/2017		336	353	2.35%, 04/09/2019(a)	495	506
Roche Holdings Inc				Metropolitan Life Global Funding I
0.97%, 09/30/2019(a),(b)		673	666	2.30%, 04/10/2019(a)	1,173	1,193
UnitedHealth Group Inc				New York Life Global Funding
1.70%, 02/15/2019		500	504	1.45%, 12/15/2017(a)	841	842
				1.95%, 02/11/2020(a)	808	808
			$1,523	2.15%, 06/18/2019(a)	774	788
Home Equity Asset Backed Securities - 1.78%				2.45%, 07/14/2016(a)	673	676
ACE Securities Corp Home Equity Loan Trust				Prudential Financial Inc
Series 2005-HE2				8.88%, 06/15/2068(b)	1,500	1,646
1.15%, 04/25/2035(b)		126	126			$10,600
Asset Backed Securities Corp Home Equity
Loan Trust Series OOMC 2005-HE6				Internet - 0.43%
1.20%, 07/25/2035(b)		237	235	Amazon.com Inc
Bayview Financial Acquisition Trust				2.60%, 12/05/2019	673	700
1.06%, 08/28/2044(b)		109	109
5.66%, 12/28/2036(b)		7	7
				Machinery - Diversified - 0.55%
Bear Stearns Asset Backed Securities I Trust				John Deere Capital Corp
2006	-PC1			1.35%, 01/16/2018	173	173
0.76%, 12/25/2035(b)		2	2
				2.05%, 03/10/2020	700	706
Home Equity Asset Trust 2005-4						$879
1.14%, 10/25/2035(b)		443	435
JP Morgan Mortgage Acquisition Corp 2005-				Manufactured Housing Asset Backed Securities - 0.03%
OPT1				Conseco Financial Corp
0.88%, 06/25/2035(b)		107	106	7.70%, 09/15/2026	38	40

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Manufactured Housing Asset Backed Securities (continued)			Mortgage Backed Securities (continued)
Mid-State Trust IV			MASTR Alternative Loan Trust 2003-9
8.33%, 04/01/2030	$8	$9	6.50%, 01/25/2019	$62	$64
		$49	MASTR Asset Securitization Trust 2004-11
			5.00%, 12/25/2019	14	14
Media- 0.69%			MASTR Asset Securitization Trust 2004-9
Time Warner Cable Inc			5.00%, 09/25/2019	36	36
8.25%, 04/01/2019	505	588	PHH Mortgage Trust Series 2008-CIM1
Walt Disney Co/The			5.22%, 06/25/2038	198	198
2.30%, 02/12/2021	500	516	Prime Mortgage Trust 2005-2
		$1,104	5.25%, 07/25/2020(b)	128	130
Mining - 0.51%			Provident Funding Mortgage Loan Trust 2005-
Glencore Finance Canada Ltd			1
2.70%, 10/25/2017(a),(b)	841	824	1.01%, 05/25/2035(b)	280	268
			RALI Series 2003-QS23 Trust
			5.00%, 12/26/2018	154	155
Miscellaneous Manufacturers - 0.35%			RALI Series 2004-QS3 Trust
General Electric Co			5.00%, 03/25/2019	68	68
5.55%, 05/04/2020	101	116	RBSSP Resecuritization Trust 2009-7
5.63%, 09/15/2017	168	179	0.84%, 06/26/2037(a),(b)	50	47
Ingersoll-Rand Global Holding Co Ltd			5.00%, 09/26/2036(a),(b)	26	27
6.88%, 08/15/2018	240	266	Sequoia Mortgage Trust 2013-4
		$561	1.55%, 04/25/2043(b)	76	74
			Sequoia Mortgage Trust 2013-8
Mortgage Backed Securities - 3.91%			2.25%, 06/25/2043(b)	640	631
Adjustable Rate Mortgage Trust 2004-2
1.57%, 02/25/2035(b)	15	15	Springleaf Mortgage Loan Trust 2013-1
			1.27%, 06/25/2058(a),(b)	1,100	1,098
Alternative Loan Trust 2004-J8			2.31%, 06/25/2058(a),(b)	377	377
6.00%, 02/25/2017	9	9	3.14%, 06/25/2058(a)	217	217
Banc of America Alternative Loan Trust 2003-			4.44%, 06/25/2058(a)	516	515
10
5.00%, 12/25/2018	74	74	Springleaf Mortgage Loan Trust 2013-2
			1.78%, 12/25/2065(a)	321	321
Banc of America Funding 2004-1 Trust			3.52%, 12/25/2065(a),(b)	688	691
5.25%, 02/25/2019	14	15
Banc of America Funding 2004-3 Trust			WaMu Mortgage Pass-Through Certificates
4.75%, 09/25/2019	66	66	Series 2003-S8 Trust
Banc of America Mortgage Trust 2004-8			5.00%, 09/25/2018	15	15
5.25%, 10/25/2019	35	35			$6,302
Banc of America Mortgage Trust 2005-7			Oil & Gas - 2.80%
5.00%, 08/25/2020	3	3	BP Capital Markets PLC
BCAP LLC 2011-RR11 Trust			4.75%, 03/10/2019	673	726
3.13%, 03/26/2035(a),(b)	219	218
			Chevron Corp
CHL Mortgage Pass-Through Trust 2003-46			1.72%, 06/24/2018	875	883
2.70%, 01/19/2034(b)	81	80
			Phillips 66
CHL Mortgage Pass-Through Trust 2004-J1			2.95%, 05/01/2017	1,010	1,029
4.50%, 01/25/2019(b)	13	13
			Rowan Cos Inc
CHL Mortgage Pass-Through Trust 2004-J7			7.88%, 08/01/2019	336	313
5.00%, 09/25/2019	61	62	Shell International Finance BV
Citigroup Mortgage Loan Trust 2009-6			2.13%, 05/11/2020	505	510
2.74%, 07/25/2036(a),(b)	23	23
			Total Capital International SA
Credit Suisse First Boston Mortgage Securities			1.19%, 08/10/2018(b)	370	367
Corp			1.55%, 06/28/2017	673	676
5.00%, 09/25/2019	13	12			$4,504
Credit Suisse Mortgage Capital Certificates
2.39%, 07/27/2037(a),(b)	64	64	Oil & Gas Services - 0.31%
CSFB Mortgage-Backed Trust Series 2004-7			Schlumberger Holdings Corp
5.00%, 10/25/2019	55	55	3.00%, 12/21/2020(a)	500	507
CSFB Mortgage-Backed Trust Series 2004-
AR4
1.39%, 05/25/2034(b)	76	70	Other Asset Backed Securities - 4.88%
			Ameriquest Mortgage Securities Inc Asset-
Freddie Mac REMICS			Backed Pass-Through Ctfs Ser 2004-R11
0.89%, 06/15/2023(b)	1	1
			1.04%, 11/25/2034(b)	18	18
Ginnie Mae			Ameriquest Mortgage Securities Inc Asset-
4.50%, 08/20/2032	10	10	Backed Pass-Through Ctfs Ser 2005-R1
GSMSC Pass-Through Trust 2009-4R			1.11%, 03/25/2035(b)	185	185
0.89%, 12/26/2036(a),(b)	244	238
			Citigroup Mortgage Loan Trust Inc
JP Morgan Mortgage Trust 2004-A3			0.86%, 07/25/2035(b)	32	32
2.51%, 07/25/2034(b)	47	46
			Credit-Based Asset Servicing and
JP Morgan Mortgage Trust 2004-S1			Securitization LLC
5.00%, 09/25/2034	179	183	5.33%, 07/25/2035(b)	56	56
JP Morgan Resecuritization Trust Series 2010-			CWABS Asset-Backed Certificates Trust
4			2005-3
2.44%, 10/26/2036(a),(b)	64	64
			0.89%, 08/25/2035(b)	35	35

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Other Asset Backed Securities (continued)			Real Estate (continued)
Drug Royalty II LP 2			WEA Finance LLC / Westfield UK & Europe
3.48%, 07/15/2023(a),(b)	$751	$742	Finance PLC
Fieldstone Mortgage Investment Trust Series			1.75%, 09/15/2017(a)	$100	$100
2005-1					$683
1.51%, 03/25/2035(b)	74	74
First Franklin Mortgage Loan Trust 2005-			REITS- 1.75%
FF4			Alexandria Real Estate Equities Inc
1.08%, 05/25/2035(b)	64	64	2.75%, 01/15/2020	510	509
JP Morgan Mortgage Acquisition Corp 2005-			Digital Realty Trust LP
OPT2			3.40%, 10/01/2020	300	307
0.72%, 12/25/2035(b)	142	141	HCP Inc
MVW Owner Trust 2015-1			6.30%, 09/15/2016	755	770
2.52%, 12/20/2032(a),(b)	768	767	Healthcare Realty Trust Inc
OneMain Financial Issuance Trust 2014-1			5.75%, 01/15/2021	343	381
2.43%, 06/18/2024(a),(b)	1,106	1,103	Kimco Realty Corp
OneMain Financial Issuance Trust 2014-2			4.30%, 02/01/2018	336	349
2.47%, 09/18/2024(a)	1,347	1,342	Ventas Realty LP
OneMain Financial Issuance Trust 2015-2			1.55%, 09/26/2016	505	506
2.57%, 07/18/2025(a)	740	730			$2,822
PFS Financing Corp			Retail - 0.45%
1.04%, 02/15/2019(a),(b)	505	503	Home Depot Inc/The
1.04%, 10/15/2019(a),(b)	336	333	2.00%, 04/01/2021	200	202
1.06%, 04/15/2020(a),(b)	336	332	McDonald's Corp
1.39%, 02/15/2019(a),(b)	260	258	2.75%, 12/09/2020	500	518
PFS Tax Lien Trust 2014-1					$720
1.44%, 05/15/2029(a),(b)	389	388
RAMP Series 2005-RZ4 Trust			Savings & Loans - 0.00%
0.83%, 11/25/2035(b)	148	146	Washington Mutual Bank / Henderson NV
Securitized Asset Backed Receivables LLC			0.00%, 01/15/2013(c),(d)	200	—
Trust 2006-OP1
0.73%, 10/25/2035(b)	11	11
			Software - 1.13%
Structured Asset Investment Loan Trust 2005-			Microsoft Corp
4			1.30%, 11/03/2018	500	505
1.09%, 05/25/2035(b)	134	133
			1.85%, 02/12/2020	673	688
Trafigura Securitisation Finance PLC 2014-1
1.39%, 10/15/2018(a),(b)	471	463	Oracle Corp
			2.25%, 10/08/2019	250	258
		$7,856	5.75%, 04/15/2018	336	367
Pharmaceuticals - 1.44%					$1,818
AbbVie Inc			Student Loan Asset Backed Securities - 3.42%
1.80%, 05/14/2018	202	203	KeyCorp Student Loan Trust 2004-A
2.50%, 05/14/2020	336	342	0.92%, 10/28/2041(b)	78	78
Actavis Funding SCS			KeyCorp Student Loan Trust 2006-A
1.85%, 03/01/2017	336	338	0.94%, 09/27/2035(b)	1,660	1,606
2.35%, 03/12/2018	505	511	SLC Private Student Loan Trust 2006-A
Mead Johnson Nutrition Co			0.79%, 07/15/2036(b)	540	534
3.00%, 11/15/2020	250	257	SLC Private Student Loan Trust 2010-B
Merck & Co Inc			3.94%, 07/15/2042(a),(b)	186	190
1.10%, 01/31/2018	673	675	SLM Private Credit Student Loan Trust 2002-
		$2,326	A
			1.18%, 12/16/2030(b)	661	633
Pipelines - 1.89%
Buckeye Partners LP			SLM Private Credit Student Loan Trust 2004-
2.65%, 11/15/2018	649	644	A
			1.03%, 06/15/2033(b)	239	220
Columbia Pipeline Group Inc
2.45%, 06/01/2018(a)	168	166	SLM Private Credit Student Loan Trust 2004-
3.30%, 06/01/2020(a)	168	167	B
			0.83%, 06/15/2021(b)	365	362
Florida Gas Transmission Co LLC
7.90%, 05/15/2019(a)	559	626	SLM Private Credit Student Loan Trust 2005-
Hiland Partners LP / Hiland Partners Finance			B
Corp			0.81%, 03/15/2023(b)	414	408
7.25%, 10/01/2020(a)	719	746	0.90%, 12/15/2023(b)	235	225
TransCanada PipeLines Ltd			SLM Private Credit Student Loan Trust 2006-
6.35%, 05/15/2067(b)	336	228	A
			0.82%, 12/15/2023(b)	134	132
Williams Partners LP / ACMP Finance Corp
6.13%, 07/15/2022	505	469	SLM Private Education Loan Trust 2013-A
			1.04%, 08/15/2022(a),(b)	405	404
		$3,046
			SLM Private Education Loan Trust 2013-B
Real Estate - 0.42%			1.09%, 07/15/2022(a),(b)	255	254
Prologis LP			1.85%, 06/17/2030(a),(b)	336	329
7.38%, 10/30/2019	499	583	SLM Private Education Loan Trust 2014-A
			1.03%, 07/15/2022(a),(b)	142	141
					$5,516

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2016 (unaudited)

	Principal		(d) Fair value of these investments is determined in good faith by the Manager
BONDS (continued)	Amount (000's) Value (000's)		under procedures established and periodically reviewed by the Board of
			Directors. At the end of the period, the fair value of these securities totaled
Telecommunications - 2.08%			$0 or 0.00% of net assets.
AT&T Inc
2.45%, 06/30/2020	$538	$545
3.60%, 02/17/2023	500	520
Cisco Systems Inc			Portfolio Summary (unaudited)
2.20%, 02/28/2021	250	255	Sector	Percent
4.95%, 02/15/2019	500	553	Financial	26.51%
Verizon Communications Inc			Asset Backed Securities	23.52%
2.38%, 09/14/2018(b)	336	344	Government	9.19%
3.65%, 09/14/2018	750	789	Consumer, Non-cyclical	8.15%
Vodafone Group PLC			Mortgage Securities	6.83%
1.63%, 03/20/2017	336	337	Energy	5.00%
		$3,343	Consumer, Cyclical	4.70%
Transportation - 0.32%			Utilities	4.58%
Ryder System Inc			Communications	3.20%
2.45%, 11/15/2018	505	510	Technology	2.79%
			Industrial	2.04%
			Exchange Traded Funds	1.93%
Trucking & Leasing - 0.19%			Basic Materials	1.43%
Penske Truck Leasing Co Lp / PTL Finance			Other Assets in Excess of Liabilities, Net	0.13%
Corp			TOTAL NET ASSETS	100.00%
3.75%, 05/11/2017(a)	303	308

TOTAL BONDS		$157,403
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 0.23%	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
0.02%
2.40%, 11/01/2021(b)	$1	$1
2.58%, 09/01/2035(b)	26	27
6.00%, 05/01/2017	2	2
		$30

Federal National Mortgage Association (FNMA) - 0.19%
2.03%, 04/01/2033(b)	109	113
2.37%, 08/01/2034(b)	12	12
2.38%, 07/01/2034(b)	38	40
2.45%, 12/01/2032(b)	16	17
2.52%, 02/01/2037(b)	41	43
2.63%, 01/01/2035(b)	20	21
2.67%, 11/01/2032(b)	5	5
2.70%, 02/01/2035(b)	5	5
2.75%, 12/01/2033(b)	27	28
4.15%, 11/01/2035(b)	1	2
8.00%, 05/01/2027	15	16
		$302
Government National Mortgage Association (GNMA) -
0.02%
9.00%, 12/15/2020	2	2
10.00%, 05/15/2020	4	4
10.00%, 06/15/2020	4	5
10.00%, 02/15/2025	1	1
10.00%, 09/15/2018	2	2
10.00%, 09/15/2018	1	1
10.00%, 02/15/2019	13	13
		$28
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$360
Total Investments		$160,879
Other Assets in Excess of Liabilities, Net - 0.13%		$211
TOTAL NET ASSETS - 100.00%		$161,090

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $39,539 or 24.54% of net assets.
(b)	Variable Rate. Rate shown is in effect at March 31, 2016.
(c)	Non-Income Producing Security

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
March 31, 2016 (unaudited)

COMMON STOCKS - 97.06%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Airlines - 0.62%			Computers - 4.83%
Virgin America Inc (a)	31,900	$1,230	CACI International Inc (a)	22,950	$2,449
			ExlService Holdings Inc (a)	37,120	1,923
			Manhattan Associates Inc (a)	40,560	2,307
Apparel - 0.73%			NetScout Systems Inc (a)	56,300	1,293
Skechers U.S.A. Inc (a)	47,700	1,452	Pure Storage Inc (a)	30,800	422
			Sykes Enterprises Inc (a)	41,470	1,251
Automobile Parts & Equipment - 3.14%					$9,645
American Axle & Manufacturing Holdings Inc	68,810	1,059
(a)			Diversified Financial Services - 2.10%
			CBOE Holdings Inc	18,130	1,184
Cooper Tire & Rubber Co	91,454	3,386	Evercore Partners Inc - Class A	29,870	1,546
Visteon Corp	22,860	1,819	Houlihan Lokey Inc	25,820	643
		$6,264	Moelis & Co	29,350	829
Banks - 9.03%					$4,202
Central Pacific Financial Corp	75,210	1,637
Chemical Financial Corp	14,040	501	Electric - 2.91%
FCB Financial Holdings Inc (a)	31,690	1,054	Avista Corp	81,316	3,316
First Merchants Corp	12,630	298	Portland General Electric Co	63,390	2,503
First of Long Island Corp/The	11,265	321			$5,819
FNB Corp/PA	116,240	1,512	Electrical Components & Equipment - 1.79%
Great Western Bancorp Inc	96,680	2,636	Advanced Energy Industries Inc (a)	60,179	2,094
Hanmi Financial Corp	24,688	544	EnerSys	20,230	1,127
IBERIABANK Corp	51,330	2,632	Insteel Industries Inc	11,600	354
PacWest Bancorp	65,630	2,438			$3,575
Union Bankshares Corp	25,460	627
WesBanco Inc	17,020	506	Electronics - 1.09%
Western Alliance Bancorp (a)	43,250	1,444	Fluidigm Corp (a)	10,038	81
			II-VI Inc (a)	69,360	1,506
Wilshire Bancorp Inc	40,130	413	Itron Inc (a)	14,320	597
Wintrust Financial Corp	33,400	1,481
		$18,044			$2,184

Biotechnology - 2.07%			Engineering & Construction - 2.79%
Acceleron Pharma Inc (a)	11,890	314	Dycom Industries Inc (a)	16,210	1,048
AMAG Pharmaceuticals Inc (a)	4,220	99	EMCOR Group Inc	63,110	3,067
Aratana Therapeutics Inc (a)	49,021	271	MasTec Inc (a)	72,310	1,464
Bellicum Pharmaceuticals Inc (a)	8,780	82			$5,579
BIND Therapeutics Inc - Warrants (a),(b)	1,938	—
(a)			Entertainment - 3.29%
Bluebird Bio Inc	1,728	73	Isle of Capri Casinos Inc (a)	63,835	894
Cambrex Corp (a)	19,820	872
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	4	Marriott Vacations Worldwide Corp	33,790	2,281
Epizyme Inc (a)	10,150	123	Vail Resorts Inc	25,360	3,390
Exact Sciences Corp (a)	29,607	200			$6,565
Fate Therapeutics Inc (a)	36,272	65	Food - 2.42%
Genocea Biosciences Inc (a)	26,116	202	Cal-Maine Foods Inc	32,590	1,692
Insmed Inc (a)	24,170	306	Dean Foods Co	87,600	1,517
Intercept Pharmaceuticals Inc (a)	1,310	168	SUPERVALU Inc (a)	283,540	1,633
MacroGenics Inc (a)	13,970	262			$4,842
NewLink Genetics Corp (a)	8,290	151
Seattle Genetics Inc (a)	5,890	207	Gas - 1.21%
Spark Therapeutics Inc (a)	2,280	67	Southwest Gas Corp	36,720	2,418
Ultragenyx Pharmaceutical Inc (a)	7,530	477
Versartis Inc (a)	23,110	185	Healthcare - Products - 2.54%
		$4,128	EndoChoice Holdings Inc (a)	30,730	160
			ICU Medical Inc (a)	25,090	2,612
Building Materials - 2.00%			K2M Group Holdings Inc (a)	47,040	698
Universal Forest Products Inc	26,380	2,264	LDR Holding Corp (a)	19,770	504
US Concrete Inc (a)	28,945	1,725
			Nevro Corp (a)	15,560	875
		$3,989	STAAR Surgical Co (a)	31,050	229
Chemicals - 1.20%					$5,078
Cabot Corp	49,480	2,391	Healthcare - Services - 1.99%
			Centene Corp (a)	19,760	1,216
Commercial Services - 7.31%			HealthSouth Corp	66,880	2,517
ABM Industries Inc	59,750	1,931	Natera Inc (a)	12,420	118
Insperity Inc	38,480	1,991	Teladoc Inc (a)	11,970	115
Korn/Ferry International	74,770	2,115			$3,966
Live Nation Entertainment Inc (a)	38,561	860
Navigant Consulting Inc (a)	59,880	947	Home Builders - 0.73%
			Installed Building Products Inc (a)	55,075	1,466
PAREXEL International Corp (a)	38,740	2,430
Sabre Corp	87,770	2,538
Team Health Holdings Inc (a)	24,070	1,006	Insurance - 3.61%
TransUnion (a)	28,280	781	American Equity Investment Life Holding Co	54,840	921
		$14,599	American Financial Group Inc/OH	37,540	2,642
			Argo Group International Holdings Ltd	21,259	1,220

See accompanying notes.

     Schedule of Investments SmallCap Blend Account March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Insurance (continued)			Retail - 5.62%
First American Financial Corp	36,230	$1,381	Caleres Inc	97,400	$2,756
Primerica Inc	23,580	1,050	Citi Trends Inc	15,690	280
		$7,214	Flex Pharma Inc (a)	15,870	174
			Office Depot Inc (a)	310,566	2,205
Internet - 1.02%			Penske Automotive Group Inc	41,535	1,574
CDW Corp/DE	38,973	1,617	Red Robin Gourmet Burgers Inc (a)	22,234	1,433
GoDaddy Inc (a)	12,930	418
			Rite Aid Corp (a)	343,810	2,802
		$2,035			$11,224

Investment Companies - 0.17%			Savings & Loans - 1.62%
Apollo Investment Corp	4,017	22	Banc of California Inc	48,900	856
THL Credit Inc	29,990	325	Berkshire Hills Bancorp Inc	16,030	431
		$347	Oritani Financial Corp	33,300	565
Machinery - Diversified - 0.00%			Provident Financial Services Inc	68,140	1,376
Gerber Scientific Inc (a),(b),(c)	1,974	—			$3,228
			Semiconductors - 0.94%
Miscellaneous Manufacturers - 1.34%			Entegris Inc (a)	71,910	980
AO Smith Corp	15,460	1,180	Qorvo Inc (a)	17,959	905
Trinseo SA (a)	40,520	1,491			$1,885

		$2,671	Software - 6.21%
Office Furnishings - 1.54%			Acxiom Corp (a)	64,820	1,390
Herman Miller Inc	44,152	1,364	Apigee Corp (a)	31,089	258
Interface Inc	91,930	1,704	Aspen Technology Inc (a)	69,550	2,513
		$3,068	Black Knight Financial Services Inc (a)	33,130	1,028
			Blackbaud Inc	41,550	2,613
Oil & Gas - 2.30%			BroadSoft Inc (a)	12,540	506
Carrizo Oil & Gas Inc (a)	21,550	666	Instructure Inc (a)	7,470	134
Magnum Hunter Resources Corp - Warrants	12,227	—	MINDBODY Inc (a)	31,207	416
(a),(b),(c)
			SYNNEX Corp	32,490	3,008
Murphy USA Inc (a)	32,950	2,025	Workiva Inc (a)	46,660	544
PDC Energy Inc (a)	12,060	717
RSP Permian Inc (a)	24,259	704			$12,410
Western Refining Inc	16,900	492	Telecommunications - 2.25%
		$4,604	ARRIS International PLC (a)	67,279	1,542
			Leap Wireless International Inc - Rights	1,375	5
Oil & Gas Services - 0.73%			(a),(b),(c)
Frank's International NV	18,730	309	Plantronics Inc	48,360	1,895
Matrix Service Co (a)	36,470	646
Pioneer Energy Services Corp (a)	44,709	98	West Corp	46,410	1,059
					$4,501
Superior Energy Services Inc	30,770	412
		$1,465	Transportation - 1.59%
			Ardmore Shipping Corp	44,500	376
Packaging & Containers - 0.73%			Matson Inc	54,470	2,188
Graphic Packaging Holding Co	113,770	1,462	Navigator Holdings Ltd (a)	37,860	612
					$3,176
Pharmaceuticals - 4.73%			TOTAL COMMON STOCKS		$193,906
Anacor Pharmaceuticals Inc (a)	7,660	409	INVESTMENT COMPANIES - 2.93%	Shares Held	Value(000	's)
Array BioPharma Inc (a)	59,130	175
Cerulean Pharma Inc (a)	46,023	125	Publicly Traded Investment Fund - 2.93%
Concert Pharmaceuticals Inc (a)	14,650	200	BlackRock Liquidity Funds FedFund Portfolio	5,850,820	5,851
DexCom Inc (a)	7,160	486
FibroGen Inc (a)	11,720	250	TOTAL INVESTMENT COMPANIES		$5,851
Nektar Therapeutics (a)	35,630	490	Total Investments		$199,757
Neurocrine Biosciences Inc (a)	17,650	698	Other Assets in Excess of Liabilities, Net - 0.01%		$11
PRA Health Sciences Inc (a)	56,600	2,420	TOTAL NET ASSETS - 100.00%		$199,768
Prestige Brands Holdings Inc (a)	61,039	3,259
ProQR Therapeutics NV (a)	9,712	47
Proteon Therapeutics Inc (a)	21,640	168	(a) Non-Income Producing Security
Relypsa Inc (a)	18,250	247	(b)		Fair value of these investments is determined in good faith by the Manager
Revance Therapeutics Inc (a)	9,270	162	under procedures established and periodically reviewed by the Board of
SCYNEXIS Inc (a)	24,310	98	Directors. At the end of the period, the fair value of these securities totaled
Vanda Pharmaceuticals Inc (a)	26,211	219	$9 or 0.00% of net assets.
		$9,453	(c)		Security is Illiquid. At the end of the period, the value of these securities
			totaled $9 or 0.00% of net assets.
REITS - 8.87%
CubeSmart	118,900	3,959
CYS Investments Inc	160,550	1,307
First Industrial Realty Trust Inc	147,610	3,357
Highwoods Properties Inc	89,200	4,265
LaSalle Hotel Properties	48,816	1,235
Mid-America Apartment Communities Inc	35,260	3,604
		$17,727

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
March 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	25.40%
Consumer, Non-cyclical	21.06%
Consumer, Cyclical	15.67%
Technology	11.98%
Industrial	11.33%
Utilities	4.12%
Communications	3.27%
Energy	3.03%
Exchange Traded Funds	2.93%
Basic Materials	1.20%
Other Assets in Excess of Liabilities, Net	0.01%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Glossary to the Schedule of Investments
March 31, 2016 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

At March 31, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Balanced Account	$3,522	$(965)	$2,557	$42,578
Bond & Mortgage Securities Account	5,739	(6,500)	(761)	312,628
Bond Market Index Account	40,075	(8,099)	31,976	2,105,860
Diversified Balanced Account	161,468	(8,500)	152,968	902,870
Diversified Balanced Managed Volatility Account	3,799	(2,342)	1,457	146,700
Diversified Growth Account	465,845	(51,964)	413,881	2,898,193
Diversified Growth Managed Volatility Account	7,128	(5,950)	1,178	269,125
Diversified Income Account	14,631	(1,500)	13,131	199,906
Diversified International Account	35,662	(14,900)	20,762	243,485
Equity Income Account	200,265	(16,249)	184,016	354,657
Government & High Quality Bond Account	6,816	(5,389)	1,427	283,003
Income Account	12,391	(7,558)	4,833	245,189
International Emerging Markets Account	7,924	(5,419)	2,505	84,636
LargeCap Growth Account	24,928	(2,136)	22,792	91,174
LargeCap Growth Account I	60,222	(6,758)	53,464	191,708
LargeCap S&P 500 Index Account	569,115	(77,762)	491,353	1,621,938
LargeCap S&P 500 Managed Volatility Index
Account	16,690	(10,916)	5,774	172,546
LargeCap Value Account	14,218	(2,727)	11,491	135,689
MidCap Account	195,436	(17,488)	177,948	436,806
Money Market Account	—	—	—	279,581
Multi-Asset Income Account	—	(1)	(1)	21
Principal Capital Appreciation Account	38,837	(4,973)	33,864	124,505
Principal LifeTime 2010 Account	2,308	(1,561)	747	40,450
Principal LifeTime 2020 Account	10,053	(9,897)	156	187,839
Principal LifeTime 2030 Account	6,012	(5,612)	400	117,878
Principal LifeTime 2040 Account	1,960	(2,945)	(985)	47,826
Principal LifeTime 2050 Account	1,087	(1,410)	(323)	23,344
Principal LifeTime 2060 Account	28	(174)	(146)	2,388
Principal LifeTime Strategic Income Account	1,371	(666)	705	24,151
Real Estate Securities Account	46,097	(592)	45,505	120,011
SAM Balanced Portfolio	84,488	(27,533)	56,955	755,372
SAM Conservative Balanced Portfolio	13,842	(5,580)	8,262	199,381
SAM Conservative Growth Portfolio	28,216	(14,756)	13,460	281,980
SAM Flexible Income Portfolio	14,736	(4,545)	10,191	206,188
SAM Strategic Growth Portfolio	18,875	(16,185)	2,690	234,077
Short-Term Income Account	1,518	(1,539)	(21)	160,900
SmallCap Blend Account	18,881	(20,786)	(1,905)	201,662

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, and Multi-Asset Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, and SmallCap Blend Account “known as the Accounts” value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset value are reflected in the Accounts’ net asset value. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each Accounts’ net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Accounts’ Board of Directors as may occasionally be necessary.

Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Accounts’ Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Accounts’ assets and liabilities. There were no significant transfers into or out of Level 3. The table below shows the amounts that were transferred from Level 2 to Level 1 due to the resumption of trading for previous thinly traded securities:

Bond & Mortgage Securities Account $ 398,100

The following is a summary of the inputs used as of March 31, 2016 in valuing the Accounts' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Balanced Account
Bonds*	$—	$10,720	$66	$10,786
Common Stocks*	26,174	—	—	26,174
Investment Companies*	733	—	—	733
Senior Floating Rate Interests*	—	37	—	37
U.S. Government & Government Agency Obligations*	—	7,405	—	7,405
Total investments in securities $	26,907	$18,162	$66	$45,135

Bond & Mortgage Securities Account
Bonds*	$—	$194,760	$200	$194,960
Convertible Bonds*	—	84	—	84
Investment Companies*	5,510	—	—	5,510
Preferred Stocks	1,346	—	—	1,346
Senior Floating Rate Interests*	—	5,848	—	5,848
U.S. Government & Government Agency Obligations*	—	104,119	—	104,119
Total investments in securities $	6,856	$304,811	$200	$311,867
Assets
Interest Rate Contracts**
Futures	$2	$—	$—	$2
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(260)	$—	$(260)
Interest Rate Contracts**
Futures	$(74)	$—	$—	$(74)

Bond Market Index Account
Bonds*	$—	$680,409	$—	$680,409
Investment Companies*	155,080	—	—	155,080
Municipal Bonds*	—	17,647	—	17,647
U.S. Government & Government Agency Obligations*	—	1,284,700	—	1,284,700
Total investments in securities $	155,080	$1,982,756	$—	$2,137,836
Short Sales
U.S. Government & Government Agency Obligations	$—	$(1,559)	$—	$(1,559)
Total Short Sales $	—	$(1,559)	$—	$(1,559)

Diversified Balanced Account
Investment Companies*	$1,055,838	$—	$—	$1,055,838
Total investments in securities $	1,055,838	$—	$—	$1,055,838

Diversified Balanced Managed Volatility Account
Investment Companies*	$148,157	$—	$—	$148,157
Total investments in securities $	148,157	$—	$—	$148,157

Diversified Growth Account
Investment Companies*	$3,312,074	$—	$—	$3,312,074
Total investments in securities $	3,312,074	$—	$—	$3,312,074

Diversified Growth Managed Volatility Account
Investment Companies*	$270,303	$—	$—	$270,303
Total investments in securities $	270,303	$—	$—	$270,303

Diversified Income Account
Investment Companies*	$213,037	$—	$—	$213,037
Total investments in securities $	213,037	$—	$—	$213,037

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Account
Common Stocks
Basic Materials		$566	$8,283	$—	$8,849
Communications		982	32,741	—	33,723
Consumer, Cyclical		8,386	34,121	—	42,507
Consumer, Non-cyclical		6,296	35,412	—	41,708
Diversified		—	493	—	493
Energy		9,199	9,623	—	18,822
Financial		18,271	46,182	—	64,453
Industrial		3,682	22,995	—	26,677
Technology		—	14,868	—	14,868
Utilities		—	9,553	—	9,553
Investment Companies*		2,017	—	—	2,017
Preferred Stocks
Basic Materials		—	577	—	577
	Total investments in securities $	49,399	$214,848	$—	$264,247

Equity Income Account
Common Stocks*		$529,263	$—	$—	$529,263
Investment Companies*		9,410	—	—	9,410
	Total investments in securities $	538,673	$—	$—	$538,673

Government & High Quality Bond Account
Bonds*		$—	$88,093	$—	$88,093
Investment Companies*		3,328	—	—	3,328
U.S. Government & Government Agency Obligations*		—	193,009	—	193,009
	Total investments in securities $	3,328	$281,102	$—	$284,430

Income Account
Bonds*		$—	$159,564	$2,436	$162,000
Common Stocks*		—	—	—	—
Investment Companies*		941	—	—	941
Senior Floating Rate Interests*		—	183	—	183
U.S. Government & Government Agency Obligations*		—	86,898	—	86,898
	Total investments in securities $	941	$246,645	$2,436	$250,022

International Emerging Markets Account
Common Stocks
Basic Materials		$557	$2,188	$—	$2,745
Communications		3,677	11,251	—	14,928
Consumer, Cyclical		718	7,897	—	8,615
Consumer, Non-cyclical		4,157	2,675	—	6,832
Diversified		—	934	—	934
Energy		2,513	6,630	—	9,143
Financial		2,604	16,323	—	18,927
Industrial		1,421	5,088	—	6,509
Technology		2,777	9,748	—	12,525
Utilities		—	2,082	—	2,082
Investment Companies*		1,103	—	—	1,103
Preferred Stocks
Basic Materials		346	230	—	576
Communications		—	44	—	44
Diversified		—	1,648	—	1,648
Financial		530	—	—	530
	Total investments in securities $	20,403	$66,738	$—	$87,141

LargeCap Growth Account
Common Stocks*		$111,942	$—	$—	$111,942
Investment Companies*		2,024	—	—	2,024
	Total investments in securities $	113,966	$—	$—	$113,966

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Account I
Common Stocks
Basic Materials		$4,439	$—	$—	$4,439
Communications		50,075	—	34	50,109
Consumer, Cyclical		35,225	—	—	35,225
Consumer, Non-cyclical		64,833	—	—	64,833
Diversified		3	—	—	3
Energy		185	—	—	185
Financial		19,756	—	—	19,756
Industrial		24,305	—	—	24,305
Technology		34,428	—	—	34,428
Utilities		21	—	—	21
Convertible Preferred Stocks
Communications		—	—	871	871
Investment Companies*		10,596	—	—	10,596
Preferred Stocks
Communications		—	—	271	271
Technology		—	130	—	130
	Total investments in securities $	243,866	$130	$1,176	$245,172
Assets
Equity Contracts**
Futures		$351	$—	$—	$351

LargeCap S&P 500 Index Account
Common Stocks*		$2,097,522	$—	$—	$2,097,522
Investment Companies*		15,769	—	—	15,769
	Total investments in securities $	2,113,291	$—	$—	$2,113,291
Assets
Equity Contracts**
Futures		$134	$—	$—	$134

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$163,087	$—	$—	$163,087
Investment Companies*		15,004	—	—	15,004
Purchased Options		229	—	—	229
	Total investments in securities $	178,320	$—	$—	$178,320
Assets
Equity Contracts**
Futures		$15	$—	$—	$15
Liabilities
Equity Contracts**
Options		$(148)	$—	$—	$(148)

LargeCap Value Account
Common Stocks*		$146,473	$—	$—	$146,473
Investment Companies*		707	—	—	707
	Total investments in securities $	147,180	$—	$—	$147,180

MidCap Account
Common Stocks*		$614,467	$—	$—	$614,467
Investment Companies*		287	—	—	287
	Total investments in securities $	614,754	$—	$—	$614,754

Money Market Account
Bonds*		$—	$6,200	$—	$6,200
Certificate of Deposit*		—	1,400	—	1,400
Commercial Paper*		—	244,291	—	244,291
Investment Companies*		19,090	—	—	19,090
Municipal Bonds*		—	600	—	600
Repurchase Agreements*		—	8,000	—	8,000
	Total investments in securities $	19,090	$260,491	$—	$279,581

Multi-Asset Income Account
Investment Companies*		$20	$—	$—	$20
	Total investments in securities $	20	$—	$—	$20

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal Capital Appreciation Account
Common Stocks*		$156,378	$—	$—	$156,378
Investment Companies*		1,991	—	—	1,991
	Total investments in securities $	158,369	$—	$—	$158,369

Principal LifeTime 2010 Account
Investment Companies*		$41,197	$—	$—	$41,197
	Total investments in securities $	41,197	$—	$—	$41,197

Principal LifeTime 2020 Account
Investment Companies*		$187,995	$—	$—	$187,995
	Total investments in securities $	187,995	$—	$—	$187,995

Principal LifeTime 2030 Account
Investment Companies*		$118,278	$—	$—	$118,278
	Total investments in securities $	118,278	$—	$—	$118,278

Principal LifeTime 2040 Account
Investment Companies*		$46,841	$—	$—	$46,841
	Total investments in securities $	46,841	$—	$—	$46,841

Principal LifeTime 2050 Account
Investment Companies*		$23,021	$—	$—	$23,021
	Total investments in securities $	23,021	$—	$—	$23,021

Principal LifeTime 2060 Account
Investment Companies*		$2,242	$—	$—	$2,242
	Total investments in securities $	2,242	$—	$—	$2,242

Principal LifeTime Strategic Income Account
Investment Companies*		$24,856	$—	$—	$24,856
	Total investments in securities $	24,856	$—	$—	$24,856

Real Estate Securities Account
Common Stocks*		$164,343	$—	$—	$164,343
Investment Companies*		1,173	—	—	1,173
	Total investments in securities $	165,516	$—	$—	$165,516

SAM Balanced Portfolio
Investment Companies*		$812,327	$—	$—	$812,327
	Total investments in securities $	812,327	$—	$—	$812,327

SAM Conservative Balanced Portfolio
Investment Companies*		$207,643	$—	$—	$207,643
	Total investments in securities $	207,643	$—	$—	$207,643

SAM Conservative Growth Portfolio
Investment Companies*		$295,440	$—	$—	$295,440
	Total investments in securities $	295,440	$—	$—	$295,440

SAM Flexible Income Portfolio
Investment Companies*		$216,379	$—	$—	$216,379
	Total investments in securities $	216,379	$—	$—	$216,379

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Strategic Growth Portfolio
Investment Companies*		$236,767	$—	$—	$236,767
	Total investments in securities $	236,767	$—	$—	$236,767

Short-Term Income Account
Bonds*		$—	$157,403	$—	$157,403
Investment Companies*		3,116	—	—	3,116
U.S. Government & Government Agency Obligations*		—	360	—	360
	Total investments in securities $	3,116	$157,763	$—	$160,879

SmallCap Blend Account
Common Stocks
Basic Materials		$2,391	$—	$—	$2,391
Communications		6,531	—	5	6,536
Consumer, Cyclical		31,269	—	—	31,269
Consumer, Non-cyclical		42,062	4	—	42,066
Energy		6,069	—	—	6,069
Financial		50,762	—	—	50,762
Industrial		22,636	—	—	22,636
Technology		23,940	—	—	23,940
Utilities		8,237	—	—	8,237
Investment Companies*		5,851	—	—	5,851
	Total investments in securities $	199,748	$4	$5	$199,757

*For additional detail regarding sector classifications, please see the Schedules of Investments

**Exchange Cleared Swaps and Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The Accounts Schedules of Investments as of March 31, 2016 have not been audited. This report is provided for the general information of the Accounts' shareholders. For more information regarding the Accounts and their holdings, please see the Accounts' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 05/23/2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 05/23/2016

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 05/23/2016